UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2022

Date of reporting period:	3/31/2022

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual

Semiannual Report

MassMutual Premier Funds

March 31, 2022

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2022

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months ending March 31, 2022.

Market Highlights

●

For the reporting period from October 1, 2021 through March 31, 2022, the S&P 500® Index* was up nearly 6%, despite rising inflationary pressures, the Russian-Ukraine war, and the Federal Reserve Board (the “Fed”) taking the first steps in rolling back years of accommodative monetary policy.

●

In the fourth quarter of 2021, expectations for strong economic and earnings growth in 2022 bolstered by the possibility for a $2 trillion economic stimulus and social spending plan, allowed investors to look past skyrocketing Omicron variant COVID-19 cases and heightened inflationary pressures.

●

During the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan, and the Fed raising interest rates for the first time since 2018.

●

Foreign stocks in both developed and emerging markets experienced losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the rollback of accommodative monetary policy drove yields higher and concerns over increased default risk due to the Russian-Ukraine war drove valuations lower.

Market Commentary

For the six months beginning on October 1, 2021, global stock investors experienced mixed returns. U.S. stocks rose in the period, despite the Russian-Ukraine war, buoyed by rising expectations for strong economic growth with COVID-19 appearing to have peaked and strong corporate earnings growth and balance sheets.

The broad market S&P 500 Index delivered a gain of 5.92% for the period, while the technology-heavy NASDAQ Composite® Index declined, losing 1.25% for the period. The more economically sensitive Dow Jones Industrial Average was up 3.44% for the period. During this period small-cap stocks significantly underperformed their larger cap peers while value stocks significantly outperformed their growth peers.

The continued economic recovery, Fed interest rate hike in March, and the unexpected invasion of Ukraine by Russia affected sectors differently. The energy, materials, and utilities sectors fared the best for this period as investors anticipated these sectors would benefit the most from higher commodity prices. The communication services and consumer discretionary sectors lagged other sectors, hurt by rising interest rates and rising inflationary pressures. West Texas Intermediate (WTI) crude oil prices ended the period at $100.28 per barrel, up 32% for the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.38% for the six-month period, negatively impacted by the Russian-Ukraine war and a stronger U.S. dollar. European stocks fared better than Japanese stocks, in part due to the Japanese economy’s great sensitivity to energy prices. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, were also down, falling 8.20% for the period, with food and energy inflation affecting emerging market economies to a greater degree.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment. For more information about the Funds and the indexes mentioned, please go to https://www.massmutual.com/funds.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

The Fed has begun to unwind years of accommodative monetary policy now that the labor market has recovered and inflation pressures are higher. The economic shock of the Russian-Ukraine war and the resulting rise in commodity prices may force the Fed to raise interest rates faster than planned which increases the risk of a policy mistake that leads to a recession. The proposed tax hike in the President’s budget proposal adds to the risk of a recession.

Investors entered the period in the midst of rising inflationary pressures and expectations that the Fed would start rolling back years of accommodative monetary policy. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 2.32% by the end of March. The Bloomberg U.S. Aggregate Bond Index ended the period down 5.92%, as bond prices are negatively impacted by rising yields. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index, which tracks the performance of investment-grade corporate bonds, ended the period down 7.48%. Below investment grade bonds as represented by the Bloomberg U.S. Corporate High Yield Index performed better, ending the period down 4.16%, aided by generally shorter maturities and investor demand for bonds in the energy sector as the sharp rise in oil prices lessened the risk of default.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President
MassMutual Premier Funds
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved.
www.MassMutual.com

The High Yield Fund and Short-Duration Bond Fund are distributed by ALPS Distributors, Inc. (ADI). MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent for these Funds, as well as the distributor for all other MassMutual Funds. MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment Advisory services are provided to all Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of MassMutual. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

The information provided is the opinion of MML Advisers as of 4/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MM202305-301740

MassMutual U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Discount Notes	74.0%
Repurchase Agreement	20.0%
U.S. Treasury Bill	8.9%
Total Short-Term Investments	102.9%
Other Assets & Liabilities	(2.9)%
Net Assets	100.0%

MassMutual Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Corporate Debt	53.2%
Non-U.S. Government Agency Obligations	42.2%
Purchased Options	0.2%
Mutual Funds	0.1%
U.S. Government Agency Obligations and Instrumentalities*	0.0%
Total Long-Term Investments	95.7%
Short-Term Investments and Other Assets and Liabilities	4.3%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Inflation-Protected and Income Fund– Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Non-U.S. Government Agency Obligations	52.4%
U.S. Treasury Obligations	25.8%
U.S. Government Agency Obligations and Instrumentalities*	11.0%
Mutual Funds	1.6%
Purchased Options	0.3%
Total Long-Term Investments	91.1%
Short-Term Investments and Other Assets and Liabilities	8.9%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Core Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s portfolio dollar-weighted average duration generally matches (within 10%) the average duration of the Bloomberg U.S. Aggregate Bond Index. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Corporate Debt	36.2%
Non-U.S. Government Agency Obligations	26.5%
U.S. Government Agency Obligations and Instrumentalities*	22.5%
U.S. Treasury Obligations	12.9%
Sovereign Debt Obligations	1.1%
Mutual Funds	0.5%
Purchased Options	0.4%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Diversified Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Corporate Debt	45.7%
Non-U.S. Government Agency Obligations	28.8%
U.S. Government Agency Obligations and Instrumentalities*	16.0%
U.S. Treasury Obligations	2.8%
Sovereign Debt Obligations	1.0%
Mutual Funds	1.0%
Preferred Stock	0.6%
Purchased Options	0.4%
Warrants	0.0%
Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). Effective February 1, 2022, Baring International Investment Limited was added as sub-subadviser for the Fund.

MassMutual High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Corporate Debt	91.9%
Mutual Funds	2.7%
Bank Loans	2.5%
Common Stock	0.8%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

MassMutual Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser and sub-subadviser expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. The Fund’s subadviser is Invesco Advisers, Inc., and its sub-subadviser is Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”).

MassMutual Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Common Stock	66.3%
Corporate Debt	12.5%
U.S. Treasury Obligations	12.2%
U.S. Government Agency Obligations and Instrumentalities*	8.3%
Non-U.S. Government Agency Obligations	3.4%
Mutual Funds	3.2%
Total Long-Term Investments	105.9%
Short-Term Investments and Other Assets and Liabilities	(5.9)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Disciplined Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Value Index are companies that exhibit certain value characteristics, as defined by the index providers, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/22
UnitedHealth Group, Inc.	3.2%
JPMorgan Chase & Co.	2.7%
Pfizer, Inc.	2.2%
Walmart, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
The Procter & Gamble Co.	2.0%
Thermo Fisher Scientific, Inc.	1.9%
Danaher Corp.	1.8%
Philip Morris International, Inc.	1.7%
Raytheon Technologies Corp.	1.5%
21.0%

MassMutual Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	32.2%
Financial	26.6%
Technology	11.1%
Industrial	10.7%
Consumer, Cyclical	5.6%
Energy	4.5%
Communications	4.3%
Basic Materials	2.9%
Utilities	1.5%
Mutual Funds	0.1%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MassMutual Main Street Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Main Street Fund Largest Holdings (% of Net Assets) on 3/31/22
Microsoft Corp.	6.7%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
United Parcel Service, Inc. Class B	3.1%
Alphabet, Inc. Class A	2.9%
Prologis, Inc.	2.8%
The Procter & Gamble Co.	2.7%
UnitedHealth Group, Inc.	2.6%
QUALCOMM, Inc.	2.5%
HCA Healthcare, Inc.	2.4%
35.7%

MassMutual Main Street Fund Sector Table (% of Net Assets) on 3/31/22
Technology	25.3%
Consumer, Non-cyclical	22.4%
Communications	14.7%
Financial	13.5%
Industrial	11.2%
Consumer, Cyclical	6.0%
Energy	3.7%
Utilities	1.8%
Basic Materials	0.7%
Mutual Funds	0.1%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

MassMutual Disciplined Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Growth Index are companies that exhibit certain growth characteristics, as defined by the index providers, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/22
Microsoft Corp.	10.9%
Amazon.com, Inc.	5.5%
Apple, Inc.	4.9%
NVIDIA Corp.	4.2%
Tesla, Inc.	3.4%
Meta Platforms, Inc. Class A	3.1%
Alphabet, Inc. Class A	3.0%
Visa, Inc. Class A	2.9%
Alphabet, Inc. Class C	2.7%
Mastercard, Inc. Class A	2.7%
43.3%

MassMutual Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/22
Technology	34.7%
Consumer, Non-cyclical	19.1%
Communications	18.5%
Consumer, Cyclical	12.2%
Financial	10.4%
Industrial	4.2%
Energy	0.7%
Basic Materials	0.6%
Mutual Funds	0.1%
Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

MassMutual Small Cap Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/22
Tenet Healthcare Corp.	2.3%
Evoqua Water Technologies Corp.	1.9%
Inspire Medical Systems, Inc.	1.8%
Stifel Financial Corp.	1.8%
National Storage Affiliates Trust	1.7%
Ziff Davis, Inc.	1.7%
KBR, Inc.	1.7%
AutoNation, Inc.	1.7%
ASGN, Inc.	1.7%
Acadia Healthcare Co., Inc.	1.7%
18.0%

MassMutual Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	22.4%
Financial	20.2%
Industrial	15.8%
Technology	14.2%
Consumer, Cyclical	11.5%
Energy	4.4%
Utilities	3.7%
Basic Materials	2.8%
Communications	2.4%
Mutual Funds	1.3%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (ADRs), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Global Fund Largest Holdings (% of Net Assets) on 3/31/22
Alphabet, Inc. Class A	12.1%
Intuit, Inc.	5.9%
S&P Global, Inc.	5.6%
LVMH Moet Hennessy Louis Vuitton SE	5.5%
Adobe, Inc.	4.1%
Meta Platforms, Inc. Class A	4.1%
Analog Devices, Inc.	3.9%
Airbus SE	3.4%
JD.com, Inc. ADR	3.3%
DLF Ltd.	3.1%
51.0%

MassMutual Global Fund Sector Table (% of Net Assets) on 3/31/22
Technology	22.8%
Industrial	21.7%
Communications	21.7%
Consumer, Non-cyclical	17.8%
Consumer, Cyclical	9.3%
Financial	6.1%
Mutual Funds	2.0%
Basic Materials	0.1%
Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%
Net Assets	100.0%

MassMutual International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual International Equity Fund, and are is the Fund’s subadvisers?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund invests primarily in the common stock of companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest up to 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 74% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 26% of the Fund’s portfolio, as of March 31, 2022.

MassMutual International Equity Fund Largest Holdings (% of Net Assets) on 3/31/22
Roche Holding AG	3.3%
Astellas Pharma, Inc.	3.0%
Novartis AG Registered	2.9%
Nestle SA Registered	2.8%
Reckitt Benckiser Group PLC	2.8%
KDDI Corp.	2.8%
National Grid PLC	2.6%
Canadian National Railway Co.	2.6%
AIA Group Ltd.	2.5%
Smith & Nephew PLC	2.5%
27.8%

MassMutual International Equity Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	39.9%
Industrial	15.9%
Financial	14.1%
Consumer, Cyclical	7.1%
Utilities	5.1%
Energy	4.3%
Basic Materials	4.1%
Technology	4.0%
Communications	3.8%
Mutual Funds	1.7%
Diversified	0.4%
Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

MassMutual Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/22
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Housing Development Finance Corp. Ltd.	6.0%
AIA Group Ltd.	5.0%
Grupo Mexico SAB de CV Series B	4.8%
Kotak Mahindra Bank Ltd.	4.5%
Tata Consultancy Services Ltd.	4.3%
Yum China Holdings, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
NetEase, Inc. ADR ADR	3.2%
Cie Financiere Richemont SA Registered	3.1%
47.6%

MassMutual Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/22
Technology	23.9%
Financial	23.8%
Consumer, Cyclical	15.7%
Consumer, Non-cyclical	13.4%
Communications	9.2%
Basic Materials	7.6%
Industrial	2.2%
Energy	0.0%
Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%
Net Assets	100.0%

MassMutual U.S. Government Money Market Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.9%
Discount Notes — 74.0%
Federal Farm Credit Bank
SOFR + .040% (0.020)% FRN 4/01/22, 8/22/22 (a)	$2,500,000	$2,500,200
0.112% 7/06/22, 7/06/22 (a)	5,600,000	5,598,358
Federal Home Loan Bank
SOFR + .010% (0.005)% FRN 4/01/22, 7/26/22 (a)	16,000,000	16,000,258
SOFR + .055% 0.000% FRN 4/01/22, 5/13/22 (a)	15,000,000	15,000,000
SOFR + .005% 0.000% FRN 4/01/22, 6/30/22 (a)	8,000,000	8,000,000
SOFR + .005% 0.000% FRN 4/01/22, 6/30/22 (a)	13,000,000	13,000,000
SOFR + .005% 0.000% FRN 4/01/22, 7/25/22 (a)	8,000,000	8,000,000
SOFR + .010% 0.000% FRN 4/01/22, 8/02/22 (a)	6,000,000	6,000,000
SOFR + .010% 0.000% FRN 4/01/22, 9/06/22 (a)	12,000,000	12,000,000
SOFR + .010% 0.000% FRN 4/01/22, 9/08/22 (a)	20,000,000	20,000,000
SOFR + .005% 0.000% FRN 4/01/22, 9/16/22 (a)	8,000,000	8,000,000
0.122% 4/13/22, 4/13/22 (a)	12,000,000	11,999,520
0.122% 6/10/22, 6/10/22 (a)	6,400,000	6,398,507
0.127% 6/10/22, 6/10/22 (a)	4,500,000	4,498,906
0.130% 6/10/22, 6/10/22 (a)	2,000,000	1,999,502
0.132% 4/08/22, 4/08/22 (a)	3,350,000	3,349,915
0.132% 6/08/22, 6/08/22 (a)	5,000,000	4,998,772
0.152% 4/27/22, 4/27/22 (a)	3,600,000	3,599,610
0.162% 4/04/22, 4/04/22 (a)	5,100,000	5,099,932
0.193% 4/20/22, 4/20/22 (a)	2,000,000	1,999,800
0.213% 4/13/22, 4/13/22 (a)	500,000	499,965
		158,543,245
Repurchase Agreement — 20.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (b)	7,841,412	7,841,412
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/31/22, 0.290%, due 4/01/22 (c)	35,000,000	35,000,000
		42,841,412

	Principal Amount	Value
U.S. Treasury Bill — 8.9%
U.S. Treasury Bill
0.081% 4/21/22 (d)	$5,000,000	$4,999,778
0.116% 10/06/22 (d)	3,000,000	2,998,209
0.117% 8/11/22 (d)	3,000,000	2,998,735
0.118% 4/05/22 (d)	8,000,000	7,999,897
		18,996,619

TOTAL SHORT-TERM INVESTMENTS (Cost $220,381,276)		220,381,276

TOTAL INVESTMENTS — 102.9% (Cost $220,381,276) (e)		220,381,276

Other Assets/(Liabilities) — (2.9)%		(6,170,800)

NET ASSETS — 100.0%		$214,210,476

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $7,841,412. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $7,998,284.

(c)

Maturity value of $35,000,282. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 2/15/40, and an aggregate market value, including accrued interest, of $35,700,002.

(d)	The rate shown represents yield-to-maturity.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.4%
CORPORATE DEBT — 53.2%
Aerospace & Defense — 0.3%
The Boeing Co.
2.196% 2/04/26	$2,850,000	$2,697,491
Agriculture — 2.0%
BAT Capital Corp.
4.700% 4/02/27	8,270,000	8,494,029
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	5,320,000	5,274,914
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	8,225,000	6,584,886
		20,353,829
Airlines — 0.9%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	8,663,000	8,720,299
Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + 1.235% 1.741% FRN 2/15/23	2,115,000	2,098,667
2.300% 2/10/25	5,470,000	5,192,220
3.087% 1/09/23	3,410,000	3,411,023
General Motors Co.
6.125% 10/01/25	5,107,000	5,489,082
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	3,858,000	3,796,894
Hyundai Capital America
1.500% 6/15/26 (a)	4,960,000	4,515,460
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	7,770,000	6,966,716
		31,470,062
Banks — 9.4%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	7,765,000	7,937,771
Banco Santander SA
1.849% 3/25/26	3,400,000	3,181,779
The Bank of Nova Scotia
4.500% 12/16/25	4,504,000	4,659,017
Barclays PLC
5.200% 5/12/26	8,740,000	9,087,502
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,222,768
5.700% 10/22/23 (a)	8,498,000	8,795,419
Burgan Bank SAK 5 year CMT + 2.229%
2.750% VRN 12/15/31 (a)	2,000,000	1,732,480

	Principal Amount	Value
Citigroup, Inc.
4.450% 9/29/27	$3,565,000	$3,682,908
Credit Suisse AG
6.500% 8/08/23 (a)	6,260,000	6,416,500
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	3,820,000	3,483,234
Deutsche Bank AG
SOFR + 1.219% 2.311% VRN 11/16/27	4,115,000	3,776,367
SOFR + 1.318% 2.552% VRN 1/07/28	3,670,000	3,387,285
The Goldman Sachs Group, Inc.
4.250% 10/21/25	5,480,000	5,620,051
HSBC Holdings PLC
SOFR + 1.430% 2.999% VRN 3/10/26	2,900,000	2,846,422
4.250% 3/14/24	343,000	348,260
4.250% 8/18/25	3,668,000	3,714,657
4.375% 11/23/26	3,264,000	3,328,574
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	4,450,000	4,066,051
Morgan Stanley
4.350% 9/08/26	5,500,000	5,686,647
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	2,565,000	2,348,031
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	3,170,000	2,952,557
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	5,510,000	4,988,074
1 year CMT + 1.000% 1.792% VRN 6/09/27 (a)	245,000	221,048
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,200,000	1,124,700
		94,608,102
Beverages — 0.3%
JDE Peet’s NV
1.375% 1/15/27 (a)	4,029,000	3,622,177
Biotechnology — 0.2%
Bio-Rad Laboratories, Inc.
3.300% 3/15/27	1,875,000	1,847,541
Chemicals — 1.2%
MEGlobal Canada ULC
5.000% 5/18/25 (a)	6,400,000	6,597,568
Syngenta Finance NV
4.441% 4/24/23 (a)	2,641,000	2,676,316

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.892% 4/24/25 (a)	$765,000	$779,532
Yara International ASA
3.800% 6/06/26 (a)	2,125,000	2,124,343
		12,177,759
Commercial Services — 0.5%
Triton Container International Ltd.
2.050% 4/15/26 (a)	5,500,000	5,135,260
Distribution & Wholesale — 0.9%
Li & Fung Ltd.
4.500% 8/18/25 (a)	9,750,000	9,312,079
Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	4,990,000	4,614,409
6.500% 7/15/25	2,200,000	2,332,061
Aircastle Ltd.
4.125% 5/01/24	6,790,000	6,783,889
Antares Holdings LP
2.750% 1/15/27 (a)	2,785,000	2,451,205
3.950% 7/15/26 (a)	4,980,000	4,647,944
6.000% 8/15/23 (a)	3,332,000	3,403,013
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	7,395,000	7,108,047
4.250% 4/15/26 (a)	3,290,000	3,248,338
BGC Partners, Inc.
4.375% 12/15/25	3,690,000	3,719,398
LeasePlan Corp. NV
2.875% 10/24/24 (a)	2,022,000	1,976,995
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	547,192	539,532
Synchrony Financial
3.700% 8/04/26	900,000	896,310
3.950% 12/01/27	5,550,000	5,505,591
		47,226,732
Electric — 0.8%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,484,079
Pacific Gas and Electric Co.
1.750% 6/16/22	6,235,000	6,226,046
		7,710,125
Entertainment — 0.3%
Magallanes, Inc. Co.
3.638% 3/15/25 (a)	3,230,000	3,250,149
Food — 1.2%
JBS Finance Luxembourg Sarl
2.500% 1/15/27 (a)	7,525,000	6,988,919

	Principal Amount	Value
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	$4,875,000	$4,934,179
		11,923,098
Health Care – Services — 0.9%
HCA, Inc.
5.375% 2/01/25	8,370,000	8,715,681
Insurance — 2.9%
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,810,000	4,821,597
Athene Global Funding
1.730% 10/02/26 (a)	3,935,000	3,578,043
CNO Financial Group, Inc.
5.250% 5/30/25	3,025,000	3,141,435
CNO Global Funding
1.750% 10/07/26 (a)	6,308,000	5,823,751
Corebridge Financial, Inc.
3.650% 4/05/27	1,505,000	1,502,893
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	6,515,000	6,705,088
Unum Group
3.875% 11/05/25	3,620,000	3,650,849
		29,223,656
Internet — 1.5%
Expedia Group, Inc.
4.625% 8/01/27	1,645,000	1,708,873
Netflix, Inc.
5.875% 11/15/28	3,457,000	3,810,651
Prosus NV
3.257% 1/19/27 (a)	7,000,000	6,404,042
Weibo Corp.
3.500% 7/05/24	3,250,000	3,175,153
		15,098,719
Investment Companies — 3.6%
Ares Capital Corp.
3.875% 1/15/26	5,615,000	5,514,449
BlackRock TCP Capital Corp.
3.900% 8/23/24	2,927,000	2,914,559
Blackstone Private Credit Fund
2.625% 12/15/26 (a)	9,045,000	8,151,689
2.700% 1/15/25 (a)	2,755,000	2,633,674
Golub Capital BDC, Inc.
2.500% 8/24/26	1,965,000	1,807,605
3.375% 4/15/24	3,733,000	3,677,585
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	4,310,000	4,320,775
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	4,035,000	3,886,197

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	$3,590,000	$3,581,027
		36,487,560
Iron & Steel — 0.8%
Vale Overseas Ltd.
6.250% 8/10/26	7,549,000	8,314,846
Lodging — 1.0%
Hyatt Hotels Corp.
1.800% 10/01/24	3,025,000	2,913,145
Las Vegas Sands Corp.
3.200% 8/08/24	7,680,000	7,338,222
		10,251,367
Machinery – Construction & Mining — 0.6%
The Weir Group PLC
2.200% 5/13/26 (a)	6,750,000	6,311,979
Media — 0.5%
Cable Onda SA
4.500% 1/30/30 (a)	5,550,000	5,414,025
Mining — 1.0%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	3,295,000	3,451,513
Freeport-McMoRan, Inc.
4.550% 11/14/24	3,125,000	3,221,000
Glencore Funding LLC
1.625% 4/27/26 (a)	3,425,000	3,162,795
		9,835,308
Multi-National — 1.2%
Africa Finance Corp.
3.125% 6/16/25 (a)	5,973,000	5,790,823
The Eastern & Southern African Trade & Development Bank
4.875% 5/23/24 (a)	6,000,000	6,018,240
		11,809,063
Oil & Gas — 2.4%
EQT Corp.
6.625% STEP 2/01/25	5,448,000	5,754,722
Occidental Petroleum Corp.
5.500% 12/01/25	4,780,000	5,029,994
Ovintiv Exploration, Inc.
5.375% 1/01/26	2,500,000	2,652,651
Petroleos Mexicanos
4.625% 9/21/23	10,360,000	10,483,181
		23,920,548
Packaging & Containers — 0.4%
Berry Global, Inc.
1.650% 1/15/27	5,010,000	4,569,005

	Principal Amount	Value
Pharmaceuticals — 0.8%
Bayer US Finance II LLC
4.250% 12/15/25 (a)	$2,600,000	$2,647,011
Viatris, Inc.
2.300% 6/22/27	5,855,000	5,337,317
		7,984,328
Pipelines — 2.5%
Energy Transfer LP
4.200% 9/15/23	2,833,000	2,871,772
4.950% 6/15/28	5,275,000	5,531,714
EnLink Midstream Partners LP
4.400% 4/01/24	7,955,000	8,058,867
EQM Midstream Partners LP
4.750% 7/15/23	3,555,000	3,581,662
Plains All American Pipeline LP / PAA Finance Corp.
4.650% 10/15/25	4,245,000	4,366,540
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	986,125
		25,396,680
Private Equity — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	5,488,000	5,047,003
3.375% 1/20/27	1,390,000	1,306,770
		6,353,773
Real Estate — 2.0%
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	4,000,000	3,680,000
8.000% 1/27/24 (a)	8,433,000	7,220,335
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	4,525,000	4,649,935
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	14,600,000	4,387,300
		19,937,570
Real Estate Investment Trusts (REITS) — 1.7%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,925,000	1,777,061
Omega Healthcare Investors, Inc.
4.750% 1/15/28	5,069,000	5,160,405
Service Properties Trust
4.350% 10/01/24	8,315,000	8,016,492
Vornado Realty LP
2.150% 6/01/26	2,350,000	2,199,157
		17,153,115

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.8%
Nordstrom, Inc.
2.300% 4/08/24	$2,051,000	$2,022,122
4.000% 3/15/27 (b)	740,000	712,805
QVC, Inc.
4.375% 3/15/23	5,290,000	5,308,039
		8,042,966
Telecommunications — 1.6%
Sprint Communications, Inc.
9.250% 4/15/22	1,805,000	1,807,256
Telecom Italia SpA
5.303% 5/30/24 (a)	3,610,000	3,663,970
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	10,425,000	10,604,398
		16,075,624
Toys, Games & Hobbies — 0.6%
Mattel, Inc.
3.375% 4/01/26 (a)	6,560,000	6,422,798

TOTAL CORPORATE DEBT (Cost $575,854,605)		537,373,314

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.2%
Automobile Asset-Backed Securities — 1.0%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	323,737
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C
3.150% 3/20/26 (a)	2,764,000	2,667,792
Carmax Auto Owner Trust, Series 2019-2, Class D, ABS
3.410% 10/15/25	615,000	619,285
Santander Drive Auto Receivables Trust, Series 2020-4, Class D
1.480% 1/15/27	401,000	390,165
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	6,774,000	6,378,961
		10,379,940
Commercial Mortgage-Backed Securities — 7.6%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.747% FRN 9/15/34 (a)	570,000	557,180
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (c)	2,280,000	2,152,003

	Principal Amount	Value
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (c)	$3,050,000	$2,860,953
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 2.197% FRN 6/15/38 (a)	5,676,000	5,527,163
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.397% FRN 9/15/36 (a)	7,174,000	6,902,741
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.397% FRN 10/15/36 (a)	5,882,850	5,772,837
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.547% FRN 12/15/37 (a)	2,835,008	2,785,521
COMM Mortgage Trust, Series 2020-SBX, Class D,
2.321% VRN 1/10/38 (a) (c)	6,200,000	5,761,832
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.997% FRN 5/15/36 (a)	1,780,000	1,759,985
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 2.547% FRN 5/15/36 (a)	4,000,000	3,920,290
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
2.647% FRN 7/15/38 (a)	4,969,416	4,894,953
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (c)	1,015,000	977,461
KINDR Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
2.147% FRN 8/15/38 (a)	4,400,000	4,339,882
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class E, 1 mo. USD LIBOR + 1.550%
1.947% FRN 12/15/37 (a)	5,187,750	5,051,580
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (a)	1,604,000	1,581,038
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
2.147% FRN 3/15/38 (a)	2,667,781	2,562,800

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.498% FRN 4/15/38 (a)	$5,910,000	$5,769,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	2,340,000	2,319,367
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
3.927% VRN 8/05/34 (a) (c)	2,300,000	2,283,981
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	2,507,000	2,357,706
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.597% FRN 1/15/36 (a)	4,106,000	4,045,271
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 3.147% FRN 1/15/36 (a)	2,760,000	2,719,179
		76,903,354
Credit Card Asset-Backed Securities — 0.4%
Avant Credit Card Master Trust, Series 2021-1A, Class A
1.370% 4/15/27 (a)	4,200,000	3,993,093
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
0.937% FRN 10/25/34 (a)	79,019	78,975
Other Asset-Backed Securities — 18.2%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.597% FRN 3/15/41 (a)	40,031	39,883
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.597% FRN 9/15/41 (a)	55,080	54,043
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD LIBOR + 1.550%
1.804% FRN 10/20/31 (a)	2,352,000	2,328,466
AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	1,273,358	590,199
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,794,802	1,817,020

	Principal Amount	Value
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
1.319% FRN 7/22/32 (a)	$5,000,000	$4,954,545
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
1.741% FRN 7/18/29 (a)	3,500,000	3,468,787
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
1.357% FRN 10/25/34	124,032	121,060
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
1.804% FRN 10/20/31 (a)	4,700,000	4,641,452
Bankers Healthcare Group Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,420,363
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class AR, 3 mo. USD LIBOR + 1.080%
1.321% FRN 7/15/32 (a)	4,000,000	3,962,244
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	217,196	215,141
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	62,056	61,452
Series 2019-A, Class B, 3.780% 9/26/33 (a)	1,084,649	1,073,625
Business Jet Securities LLC, Series 2021-1A, Class A
2.162% 4/15/36 (a)	3,181,485	2,961,297
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
2.241% FRN 7/15/30 (a)	1,540,000	1,521,072
Capital Automotive REIT, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	3,223,854
Castlelake Aircraft Securitization, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	597,051
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,631,435	1,471,026
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.234% FRN 4/20/31 (a)	900,000	895,107

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	$590,963	$553,431
CIFC Funding Ltd.
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 1.754% FRN 4/20/30 (a)	1,750,000	1,733,433
Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550% 1.809% FRN 10/24/30 (a)	2,400,000	2,384,789
DB Master Finance LLC, Series 2017-1A, Class A2II
4.030% 11/20/47 (a)	960,000	969,242
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.050% 11/21/33 (a)	3,885,444	3,779,244
Series 2018-1, Class A, 3.700% 1/21/31 (a)	142,608	143,243
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	284,880	284,999
Series 2016-A, Class A, 2.730% 4/25/28 (a)	407,925	405,429
Series 2017-A, Class B, 2.960% 3/25/30 (a)	700,329	688,084
Series 2016-A, Class B, 3.220% 4/25/28 (a)	281,277	280,602
Series 2019-A, Class C, 3.450% 1/25/34 (a)	2,349,190	2,322,029
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	111,847	112,014
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	4,760,000	4,258,018
Flatiron CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.486% FRN 5/15/30 (a)	6,500,000	6,464,256
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,610,726	2,491,660
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	977,925	956,493
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	2,168,375	2,141,074
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	2,994,624	2,971,777
Gracie Point International Funding, Series 2021-1A, Class B, 1 mo. USD LIBOR + 1.400%
1.631% FRN 11/01/23 (a)	1,750,000	1,750,925

	Principal Amount	Value
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	$760,508	$748,411
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	149,942	147,931
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	377,113	373,952
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	247,758	249,099
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	121,828	121,551
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	977,954	988,104
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.840% 7/25/33 (a)	1,192,662	1,171,438
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	246,212	244,785
Series 2018-AA, Class A, ABS, 144A, 3.540% 2/25/32 (a)	149,253	149,289
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	818,575	753,725
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	2,689,800	2,399,257
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	2,175,289	2,005,318
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,579,649
Hotwire Funding LLC, Series 2021-1, Class B
2.658% 11/20/51 (a)	3,753,000	3,545,595
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	3,199,494	2,912,651
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
1.741% FRN 2/15/39 (a)	18,400,000	18,001,408
MACH I, Series 2019-1, Class A
3.474% 10/15/39 (a)	1,804,601	1,674,949
Marlette Funding Trust, Series 2019-2A, Class B
3.530% 7/16/29 (a)	932	932
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	735,318	730,934
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	134,978	135,263

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class BR, 3 mo. USD LIBOR + 1.500%
1.748% FRN 4/19/30 (a)	$500,000	$494,938
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.591% FRN 10/18/29 (a)	6,950,000	6,883,315
New Residential Advance Receivables Trust
Series 2020-T3, Class DT3, 2.458% 10/15/52 (a)	1,552,200	1,484,989
Series 2020-T1, Class ET1, 5.467% 8/15/53 (a)	1,651,000	1,614,023
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.658% FRN 7/25/30 (a)	1,375,000	1,354,554
NP SPE II LP, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	580,166	573,458
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	342,776	343,086
Series 2018-A, Class C, 3.740% 11/08/30 (a)	273,662	271,093
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	1,574,297	1,570,828
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,515,268	1,402,868
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II
4.666% 9/05/48 (a)	8,138,810	8,150,287
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
1.641% FRN 7/15/31 (a)	2,650,000	2,618,142
Residential Asset Mortgage Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.432% FRN 5/25/35	3,248,344	3,230,391
Rockford Tower CLO Ltd.
Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190% 1.444% FRN 10/20/30 (a)	1,750,000	1,743,499
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 1.741% FRN 10/15/29 (a)	2,250,000	2,231,629

	Principal Amount	Value
Sierra Receivables Funding LLC
Series 2021-1A, Class C, 1.790% 11/20/37 (a)	$1,033,279	$998,768
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,716,380	1,694,714
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	358,904	356,023
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	465,103	465,809
SoFi Consumer Loan Program Trust, Series 2020-1, Class D
2.940% 1/25/29 (a)	4,000,000	3,994,658
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	3,073,875	3,030,305
Structured Asset Investment Loan Trust, Series 2004-11, Class M1, 1 mo. USD LIBOR + .930%
1.387% FRN 1/25/35	5,408,843	5,268,591
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	2,864,500	2,769,079
Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 1 mo. USD LIBOR + .420%
0.877% FRN 7/25/37 (a)	1,711,956	1,699,102
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	4,213,529	3,941,154
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	7,048,000	6,849,951
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.324% FRN 10/20/28 (a)	1,115,095	1,114,671
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	2,475,000	2,326,089
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.341% FRN 4/15/32 (a)	2,500,000	2,477,265
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (a)	171,380	167,652
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	664,981	664,333

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	$1,510,195	$1,396,511
		183,224,445
Student Loans Asset-Backed Securities — 5.4%
Access Group, Inc.
1.955% 9/25/37 (c)	200,000	198,040
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 7/25/58 (a)	630,000	576,324
Chase Education Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .220%
1.186% FRN 3/28/68	480,658	434,301
College Avenue Student Loans LLC
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 2.107% FRN 11/26/46 (a)	536,715	542,095
Series 2021-A, Class B, 2.320% 7/25/51 (a)	9,124,000	8,738,965
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,696,595	1,655,971
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.729% FRN 1/15/37	505,787	460,088
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	450,704	430,183
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	126,649	118,826
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	102,172	97,177
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	48,636	46,222
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	173,375	170,088
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	154,325	151,281
DRB Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	689,625	684,820
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	678,376
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,134,040	1,120,615
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	306,669	303,624

	Principal Amount	Value
Goal Capital Funding Trust
Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 1.198% FRN 8/25/48 (a)	$75,799	$75,413
Series 2015-1, Class B, ABS, FRN, 144A, 1 mo. USD LIBOR + 1.500% 1.957% FRN 9/25/43 (a)	100,000	98,994
Higher Education Funding I, Series 2004-1, Class B1,
FRN 1/01/44 (a) (c)	950,000	852,430
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,180,247
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	538,064
Navient Student Loan Trust
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 7/25/52	1,100,000	1,074,230
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	6,200,000	5,954,992
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.207% FRN 12/26/40 (a)	65,686	65,651
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/25/38	798,587	715,979
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.216% FRN 6/25/41	1,316,132	1,209,978
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.457% FRN 7/26/49 (a)	900,000	841,740
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.907% FRN 2/25/67 (a)	1,000,000	999,988
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/54 (a)	395,000	394,997
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
1.420% FRN 10/25/42 (c)	900,000	898,111
SLC Student Loan Trust
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.706% FRN 2/15/45	466,214	432,488
Series 2006-1, Class B, ABS, FRN, 3 mo. USD LIBOR + .210% 1.036% FRN 3/15/55	1,648,496	1,507,035

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 1.056% FRN 12/15/39	$1,242,193	$1,120,721
Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 1.076% FRN 6/15/55	1,018,046	935,370
SLM Student Loan Trust
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 0.438% FRN 7/25/55	528,575	495,022
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/27/42	2,796,606	2,588,008
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	445,628	415,875
Series 2005-5, Class B, ABS, FRN, 3 mo. USD LIBOR + .250% 0.508% FRN 10/25/40	529,104	497,504
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.548% FRN 1/25/44	2,562,039	2,412,414
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.558% FRN 7/25/25	9,909	9,894
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.558% FRN 1/25/41	1,401,332	1,309,238
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.568% FRN 1/25/55	378,136	358,667
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.718% FRN 1/25/40	819,902	774,801
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 0.758% FRN 7/25/39	390,009	368,439
Series 2003-4, Class B, 3 mo. USD LIBOR + .650% 1.476% FRN 6/15/38	266,340	251,245
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 1.476% FRN 12/15/38	980,917	933,030
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.497% FRN 9/15/34 (a)	102,269	102,730
Series 2014-A, Class B, 4.000% 9/15/42 (a)	1,250,000	1,229,458
Series 2015-C, Class C, 4.500% 9/17/46 (a)	1,710,000	1,687,805
SoFi Alternative Trust, Series 2019-C, Class PT,
3.997% VRN 1/25/45 (a) (c)	2,454,243	2,528,658

	Principal Amount	Value
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.407% FRN 1/25/39 (a)	$13,395	$13,257
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.657% FRN 6/25/33 (a)	73,235	73,270
Series 2019-A, Class BFX, ABS, 144A, 4.110% 6/15/48 (a)	870,000	846,756
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (c)	2,410,000	2,308,484
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, FRN, 3 mo. USD LIBOR + .300%
0.558% FRN 10/25/40	423,286	391,650
		54,899,629
Whole Loan Collateral Collateralized Mortgage Obligations — 9.6%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	845,981	831,437
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (c)	2,290,000	2,172,601
Series 2021-3, Class M1, 2.479% VRN 5/25/66 (a) (c)	6,583,000	6,015,041
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.507% VRN 8/25/34 (c)	13,399	13,090
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	600,451	598,652
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	4,899,000	4,854,860
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (c)	7,095,350	6,499,632
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (c)	5,157,854	4,908,694
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	1,516,350	1,475,643
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c)	4,528,562	4,145,226
FWD Securitization Trust, Series 2020-INV1, Class M1,
2.850% VRN 1/25/50 (a) (c)	1,804,000	1,773,743
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
2.294% VRN 2/25/34 (c)	46,163	44,440

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MFRA Trust
Series 2021-NQM2, Class A3, 1.472% VRN 11/25/64 (a) (c)	$3,248,883	$3,075,201
Series 2020-NQM1, Class A3, 2.300% VRN 8/25/49 (a) (c)	663,402	653,173
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (c)	2,252,000	2,228,274
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
1.507% FRN 5/25/55 (a)	6,739,000	6,738,044
NMLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (c)	6,793,312	6,313,186
Oceanview Trust 2021-EBO1, Series 2021-1, Class M3,
3.090% VRN 12/29/51 (a) (c)	5,000,000	4,871,033
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (c)	6,217,097	5,822,524
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (c)	2,501,000	2,318,889
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c)	1,229,729	1,222,559
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (a)	1,140,000	1,135,084
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (c)	230,723	227,769
Starwood Mortgage Residential Trust
Series 2021-3, Class M1, 2.491% VRN 6/25/56 (a) (c)	5,582,000	5,105,793
Series 2020-INV1, Class M1, 2.501% 11/25/55 (a)	2,500,000	2,384,020
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (c)	4,700,000	4,647,637
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	3,445,803	3,413,818
Toorak Mortgage Corp., Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (c)	1,222,000	1,071,822
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (c)	2,385,805	2,195,412

	Principal Amount	Value
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (c)	$2,247,000	$2,083,490
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	2,255,913	2,237,322
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	2,129,000	2,046,222
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	3,602,000	3,470,451
		96,594,782

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $441,988,904)		426,074,218

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.189% 2.346% 3/01/37	74,565	77,303
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% 5/01/34	14,697	15,170
Government National Mortgage Association Pool #507545 7.500% 8/15/29	20,892	22,918
		115,391
Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, 30 day SOFR + .900%
0.999% FRN 12/25/50 (a)	320,079	319,598

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $431,755)		434,989

TOTAL BONDS & NOTES (Cost $1,018,275,264)		963,882,521

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,842,046)		2,256,614

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	$721,020	$721,020

TOTAL MUTUAL FUNDS (Cost $721,020)		721,020

TOTAL LONG-TERM INVESTMENTS (Cost $1,020,838,330)		966,860,155

SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 2.3%
Ingredion, Inc.
0.811% 4/01/22 (a)	4,000,000	3,999,941
0.913% 4/11/22 (a)	6,000,000	5,998,863
0.964% 4/08/22 (a)	4,000,000	3,999,502
MUFG Bank Ltd.
0.294% 4/07/22	7,000,000	6,999,592
Oge Energy Corp.
1.014% 4/04/22 (a)	2,000,000	1,999,878
		22,997,776
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (f)	718,014	718,014

TOTAL SHORT-TERM INVESTMENTS (Cost $23,715,270)		23,715,790

TOTAL INVESTMENTS — 98.1% (Cost $1,044,553,600) (g)		990,575,945

Other Assets/(Liabilities) — 1.9%		18,755,795

NET ASSETS — 100.0%		$1,009,331,740

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $667,803,841 or 66.16% of net assets.

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $706,318 or 0.07% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $718,014. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $732,432.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	64.0%
Cayman Islands	12.1%
United Kingdom	3.6%
Netherlands	2.7%
Bermuda	2.1%
France	1.6%
Ireland	1.4%
Canada	1.1%
Indonesia	1.1%
Mexico	1.0%
Germany	0.7%
Luxembourg	0.7%
China	0.7%
Switzerland	0.6%
Panama	0.5%
Australia	0.4%
Italy	0.4%
Denmark	0.3%
Spain	0.3%
Norway	0.2%
Kuwait	0.2%
Total Long-Term Investments	95.7%
Short-Term Investments and Other Assets and Liabilities	4.3%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	800,000	$55,744	$39,994	$15,750
10-Year Interest Rate Swap, 12/15/42	JP Morgan Chase Bank N.A.*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	1,958,250	137,478	189,000	(51,522)
									193,222	228,994	(35,772)

Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$554,558	$569,052	$(14,494)
10-Year Interest Rate Swap, 12/15/42	JP Morgan Chase Bank N.A.*	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,790,000	1,159,236	803,000	356,236
10-Year Interest Rate Swap, 2/02/43	JP Morgan Chase Bank N.A.*	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,500,000	349,598	241,000	108,598
									2,063,392	1,613,052	450,340
									$2,256,614	$1,842,046	$414,568

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/22	604	$128,731,109	$(730,296)

Short
U.S. Treasury Ultra 10 Year	6/21/22	146	$(20,374,433)	$595,995
U.S. Treasury Note 5 Year	6/30/22	2,456	(289,244,847)	7,572,347
				$8,168,342

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.047%	Semi-Annually	11/22/24	USD	60,500,000	$(2,345,138)	$—	$(2,345,138)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.143%	Semi-Annually	12/14/24	USD	129,000,000	(4,837,874)	—	(4,837,874)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.174%	Semi-Annually	1/04/25	USD	145,000,000	(5,455,940)	—	(5,455,940)
12-Month USD SOFR	Annually	Fixed 1.462%	Annually	2/09/25	USD	350,000,000	(8,342,201)	—	(8,342,201)
							$(20,981,153)	$—	$(20,981,153)

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 89.2%
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.4%
Automobile Asset-Backed Securities — 3.1%
Carvana Auto Receivables Trust
Series 2020-N3, Class B, 0.660% 6/12/28	$7,933,000	$7,804,655
Series 2021-P2, 1.880% 5/10/28 (a)	372,941	372,613
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,779,000	2,695,106
		10,872,374
Commercial Mortgage-Backed Securities — 2.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.897% FRN 7/15/35 (a)	1,150,000	1,129,877
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000%
2.397% FRN 10/15/36 (a)	2,082,500	2,043,556
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.147% FRN 12/15/37 (a)	250,836	246,615
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.997% FRN 5/15/36 (a)	6,000,000	5,932,535
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (a)	389,000	383,431
		9,736,014
Home Equity Asset-Backed Securities — 1.1%
ABFC Trust, Series 2005-WF1, Class M1, 1 mo. USD LIBOR + .540%
0.997% FRN 11/25/34	64,182	64,161
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
0.907% FRN 6/25/36	614,512	611,606
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
1.072% FRN 4/25/36	2,215,776	2,188,771

	Principal Amount	Value
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class M1, 1 mo. USD LIBOR + .585%
1.042% FRN 12/25/35	$974,904	$973,647
		3,838,185
Other Asset-Backed Securities — 26.6%
321 Henderson Receivables LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
0.597% FRN 9/15/41 (a)	59,211	58,097
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	1,848,839	1,821,235
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	1,848,985	1,809,169
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	2,857,000	2,823,190
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	2,280,751	2,268,228
Series 2021-A, Class D, 3.490% 8/15/25 (a)	2,100,000	2,073,054
Series 2020-A, Class B, 3.540% 2/18/25 (a)	1,250,000	1,248,987
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	1,774,056	1,713,810
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	2,727,207	2,685,371
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.862% FRN 8/25/36	1,267,458	1,265,724
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	468,611	464,867
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	3,035,097	3,004,127
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	2,023,186	2,004,757
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.617% FRN 11/25/36	638,462	625,313
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 1.177% FRN 10/25/35	483,686	482,183
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	4,237,675	4,045,677

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FREED ABS Trust, Series 2021-2, Class B
1.030% 6/19/28 (a)	$2,652,000	$2,621,762
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 0.981% FRN 11/01/23 (a)	7,165,865	7,163,661
Series 2022-1A, Class C, 3.550% 4/01/24 (a) (c)	2,300,000	2,300,000
Series 2022-1A, Class E, 5.800% 4/01/24 (a) (c)	1,287,000	1,286,935
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.717% FRN 3/25/37	353,361	349,260
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
2.641% FRN 2/15/39 (a)	900,000	890,464
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.481% FRN 7/15/27 (a)	457,672	457,401
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	4,508,050	4,441,580
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	3,655,000	3,618,839
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
1.137% FRN 1/25/46	138,254	138,198
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	1,170,496	1,170,957
Series 2019-4A, Class B, 2.950% 12/17/29 (a)	1,342,551	1,343,331
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	1,924	1,925
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	976,915
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	1,510,000	1,476,899
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	215,751	203,530
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	579,000	552,365

	Principal Amount	Value
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.300% 3/14/29 (a)	$472,937	$473,033
Oportun Funding LLC
3.250% 6/15/29 (a)	3,700,000	3,689,766
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	360,618	361,069
Series 2016-A, Class B, 2.910% 3/08/29 (a)	477,848	478,279
Pagaya AI Debt Selection Trust, Series 2021-3, Class A
1.150% 5/15/29 (a)	5,226,954	5,127,437
Pagaya AI Debt Trust 2022-1, Series 2022-1, Class A
2.030% 10/15/29 (a)	13,600,000	13,344,060
RAMP Series Trust, Series 2006-RZ4, Class A3, 1 mo. USD LIBOR + .270%
0.727% FRN 10/25/36	792,331	791,499
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,006,423	993,719
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	286,217	286,652
Series 2018-1A, Class B, 4.036% 4/20/35	307,389	309,104
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	252,464	248,851
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	183,656	183,573
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.120% 5/20/36 (a)	874,800	862,235
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
1.192% FRN 3/25/35	909,195	905,459
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.627% FRN 1/25/37	295,248	291,423
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 1.102% FRN 2/25/36	512,082	510,919
Upstart Securitization Trust
Series 2021-4, Class A, 0.840% 9/20/31 (a)	7,074,520	6,881,077

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-3, Class A, 1.702% 11/20/30 (a)	$980,114	$976,871
		94,102,837
Student Loans Asset-Backed Securities — 7.1%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
1.066% FRN 3/28/68	1,841,932	1,784,778
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.729% FRN 1/15/37	255,556	232,465
Commonbond Student Loan Trust
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 1.357% FRN 1/25/47 (a)	632,607	631,592
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	214,916	201,918
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	12,599	11,974
DRB Prime Student Loan Trust
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 1.007% FRN 11/25/42 (a)	62,627	62,403
Series 2017-A, Class A1, 1 mo. USD LIBOR + .850% 1.307% FRN 5/27/42 (a)	617,602	617,736
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	201,160	198,779
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
1.957% FRN 12/25/58 (a)	750,000	748,788
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
1.207% FRN 8/25/42 (a)	845,303	843,982
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
1.198% FRN 8/25/48 (a)	137,522	136,820
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.628% FRN 6/28/39 (a)	236,667	216,365
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
1.696% FRN 9/27/38	399,272	398,834

	Principal Amount	Value
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	$181,965	$181,206
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	829,239	832,970
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	6,518,625	6,230,575
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	1,710,970	1,657,258
Navient Student Loan Trust, Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150%
1.607% FRN 3/25/66 (a)	1,375,898	1,379,111
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.207% FRN 12/26/40 (a)	34,928	34,910
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/25/38	328,830	294,815
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.608% FRN 10/25/40	545,845	501,252
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 1.104% FRN 3/23/37	523,365	480,052
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.216% FRN 6/25/41	213,871	196,621
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/41 (a)	295,000	294,999
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 1.056% FRN 12/15/39	263,496	237,729
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 1.106% FRN 3/15/40	882,040	822,127
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.398% FRN 10/25/28	745,316	741,601
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/25/70	176,208	164,703
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	230,080	214,718

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.478% FRN 1/25/41	$255,631	$239,229
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.568% FRN 1/25/55	226,882	215,200
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.728% FRN 10/25/64	175,645	167,530
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 1.476% FRN 12/15/38	198,835	189,128
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870%
1.267% FRN 7/15/36 (a)	1,178,368	1,177,804
SoFi Alternative Trust, Series 2019-C, Class PT,
3.997% VRN 1/25/45 (a) (b)	620,542	639,357
SoFi Professional Loan Program LLC
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	915,076	915,072
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	1,081,952	1,085,897
		24,980,298
Whole Loan Collateral Collateralized Mortgage Obligations — 11.8%
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.353% 1/25/67 (a)	2,482,124	2,448,001
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b)	1,442,167	1,379,036
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.137% FRN 8/25/49 (a)	950,261	948,164
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	219,095	218,438
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	9,595,337	9,288,628
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b)	626,418	609,602
Lakeview Trust, Series 2022-1 M3
4.585% 4/25/52 (a) (d)	1,400,000	1,400,000
NewRez Warehouse Securitization Trust 2021-1, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
1.207% FRN 5/25/55 (a)	5,333,000	5,295,938

	Principal Amount	Value
Oceanview Trust 2021-EBO1
Series 2021-1, Class A, 1.219% VRN 12/29/51 (a) (b)	$5,643,791	$5,574,332
Series 2021-1, Class M3, 3.090% VRN 12/29/51 (a) (b)	2,906,000	2,831,045
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	773,404	730,639
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.407% FRN 2/25/60 (a)	475,826	475,019
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
1.077% FRN 11/25/35	132,538	132,235
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (a)	270,000	268,836
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	1,047,378	1,038,251
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	5,426,375	5,190,046
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	988,859
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,126,290	1,115,835
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	1,200,239	1,133,919
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	769,061	762,723
		41,829,546

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $187,362,297)		185,359,254

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(e) — 11.0%
Whole Loans — 11.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M1A, SOFR + 1.000%
1.099% FRN 1/25/42 (a)	750,000	739,756

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, 30-Day SOFR + .650% 0.749% FRN 1/25/51 (a)	$115,257	$114,969
Series 2021-DNA6, Class M1, 30-Day SOFR + .800% 0.899% FRN 10/25/41 (a)	8,450,000	8,358,969
Series 2021-HQA3, Class M1, 30-Day SOFR + .850% 0.949% FRN 9/25/41 (a)	9,667,000	9,422,860
Series 2020-DNA6, Class M1, 30-Day SOFR + .900% 0.999% FRN 12/25/50 (a)	162,116	161,872
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.407% FRN 12/25/30 (a)	3,857,788	3,834,903
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 2.157% FRN 1/25/50 (a)	2,030,441	2,028,714
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.557% FRN 9/25/48 (a)	1,515,996	1,517,993
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.607% FRN 12/25/30 (a)	4,653,550	4,664,911
Series 2020-DNA5, Class M2, 30-Day SOFR + 2.800% 2.899% FRN 10/25/50 (a)	885,567	888,796
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 30-Day SOFR + .750% 0.849% FRN 10/25/41 (a)	3,644,956	3,618,816
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.457% FRN 7/25/39 (a)	172,080	172,105
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.607% FRN 9/25/31 (a)	2,284,238	2,288,764
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.757% FRN 8/25/31 (a)	1,239,369	1,239,771
		39,053,199

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $39,493,806)		39,053,199

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds & Notes — 25.8%
U.S. Treasury Inflation Index
0.125% 7/15/24	$2,485,833	$2,611,144
0.125% 10/15/24	3,396,112	3,558,024
0.125% 4/15/25	1,822,668	1,907,856
0.125% 10/15/25	2,626,906	2,757,840
0.125% 4/15/26	1,929,186	2,020,257
0.125% 7/15/26	2,896,297	3,050,050
0.125% 10/15/26	4,577,270	4,816,951
0.125% 1/15/30	3,058,888	3,236,009
0.125% 7/15/30	2,850,276	3,035,915
0.125% 1/15/31	3,023,244	3,218,535
0.125% 7/15/31	3,067,448	3,279,732
0.125% 1/15/32 (f)	5,069,800	5,424,554
0.125% 2/15/51	3,130,811	3,258,816
0.250% 1/15/25	2,848,056	2,991,571
0.250% 7/15/29	2,115,229	2,263,019
0.250% 2/15/50	1,530,564	1,632,661
0.375% 7/15/25 (g)	1,807,491	1,915,058
0.375% 1/15/27	3,432,561	3,644,817
0.375% 7/15/27	3,791,766	4,045,390
0.500% 4/15/24	1,170,162	1,230,704
0.500% 1/15/28	1,595,286	1,710,446
0.625% 1/15/26	2,720,693	2,905,775
0.625% 2/15/43	978,024	1,103,181
0.750% 7/15/28	2,653,784	2,908,744
0.750% 2/15/42	1,554,875	1,795,739
0.750% 2/15/45	2,255,923	2,619,955
0.875% 1/15/29	1,920,184	2,125,178
0.875% 2/15/47	1,106,161	1,341,566
1.000% 2/15/46	593,120	730,573
1.000% 2/15/49	452,377	573,629
1.375% 2/15/44	1,447,212	1,877,569
2.000% 1/15/26	1,557,754	1,748,457
2.125% 2/15/40	650,210	924,678
2.125% 2/15/41	1,039,627	1,484,947
2.375% 1/15/25	2,013,026	2,237,879
2.375% 1/15/27	975,632	1,133,848
3.625% 4/15/28	1,607,465	2,040,193

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 4/15/29	$1,538,784	$2,041,023
		91,202,283

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,646,775)		91,202,283

TOTAL BONDS & NOTES (Cost $319,502,878)		315,614,736

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $1,137,772)		1,166,008

	Number of Shares
MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
State Street Navigator Securities Lending Prime Portfolio (h)	5,537,500	5,537,500

TOTAL MUTUAL FUNDS (Cost $5,537,500)		5,537,500

TOTAL LONG-TERM INVESTMENTS (Cost $326,178,150)		322,318,244

	Principal Amount
SHORT-TERM INVESTMENTS — 8.1%
Commercial Paper — 5.8%
AT&T, Inc.
0.508% 6/21/22 (a)	$5,000,000	4,985,639
HP, Inc.
1.228% 4/25/22 (a)	3,500,000	3,497,958
McCormick & Co., Inc.
0.507% 4/04/22	3,000,000	2,999,817
Oge Energy Corp.
1.014% 4/04/22 (a)	2,000,000	1,999,878
TransCanada PipeLines Ltd.
0.600% 7/14/22 (a)	2,000,000	1,991,950
Waste Management, Inc.
0.326% 7/25/22 (a)	5,000,000	4,982,360
		20,457,602

	Principal Amount	Value
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	$7,987,879	$7,987,879

TOTAL SHORT-TERM INVESTMENTS (Cost $28,470,619)		28,445,481

TOTAL INVESTMENTS — 99.2% (Cost $354,648,769) (j)		350,763,725

Other Assets/(Liabilities) — 0.8%		2,772,321

NET ASSETS — 100.0%		$353,536,046

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $217,545,299 or 61.53% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $1,400,000 or 0.40% of net assets.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $5,424,179 or 1.53% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $7,987,879. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $8,147,688.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	1,219,750	$84,992	$60,978	$24,014

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$722,980	$709,400	$13,580
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	358,036	367,394	(9,358)
									1,081,016	1,076,794	4,222
									$1,166,008	$1,137,772	$28,236

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	24	$3,681,818	$(80,318)
U.S. Treasury Note 2 Year	6/30/22	34	7,244,855	(39,511)
U.S. Treasury Note 5 Year	6/30/22	3	353,329	(9,266)
				$(129,095)
Short
U.S. Treasury Ultra 10 Year	6/21/22	31	$(4,283,259)	$83,728
U.S. Treasury Ultra Bond	6/21/22	14	(2,447,891)	(31,859)
				$51,869

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Inflation-Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.630%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/02/23	USD	9,000,000	$322,460	$—	$322,460
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,500,000	468,371	—	468,371
4.130%	Maturity	U.S. Consumer Price Index	Maturity	JPMorgan Chase Bank N.A.	3/09/24	USD	11,000,000	95,394	—	95,394
								$886,225	$—	$886,225

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays Bank PLC*	5/31/22	63,831,378	$(1,733,972)	$—	$(1,733,972)
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	4/29/22	52,375,118	(967,108)	—	(967,108)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/29/22	4,163,425	(42,531)	—	(42,531)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	8/31/22	21,313,733	(396,377)	—	(396,377)
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/29/22	52,091,775	(961,876)	—	(961,876)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	7/29/22	2,714,784	(27,732)	—	(27,732)

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/31/22	43,616,088	$(811,141)	$—	$(811,141)
							$(4,940,737)	$—	$(4,940,737)

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.2%
CORPORATE DEBT — 36.2%
Aerospace & Defense — 0.3%
The Boeing Co.
5.150% 5/01/30	$2,275,000	$2,426,475
5.930% 5/01/60	710,000	819,323
		3,245,798
Agriculture — 1.1%
Altria Group, Inc.
5.800% 2/14/39	1,425,000	1,537,060
BAT Capital Corp.
4.700% 4/02/27	2,855,000	2,932,340
4.758% 9/06/49	805,000	740,145
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,702,000	2,644,872
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	1,049,142
Viterra Finance BV
3.200% 4/21/31 (a)	1,540,000	1,417,362
		10,320,921
Airlines — 0.1%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 4/01/28	1,138,164	1,112,041
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 3/01/26	370,841	338,863
		1,450,904
Auto Manufacturers — 0.5%
General Motors Co.
5.150% 4/01/38	785,000	798,083
6.800% 10/01/27	1,995,000	2,255,164
General Motors Financial Co., Inc.
3.100% 1/12/32	1,815,000	1,631,594
		4,684,841
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,470,000	1,208,664
Banks — 5.9%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,146,725
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,800,000	2,576,000
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,930,000	2,519,509

	Principal Amount	Value
SOFR + 2.150% 2.592% VRN 4/29/31	$1,730,000	$1,596,248
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,225,000	2,131,071
4.183% 11/25/27	1,380,000	1,408,907
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	635,642
6.110% 1/29/37	1,275,000	1,523,389
7.750% 5/14/38	1,055,000	1,473,342
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,550,000	3,426,638
Barclays PLC
4.337% 1/10/28	1,600,000	1,628,369
5.200% 5/12/26	1,035,000	1,076,152
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	2,080,000	1,882,838
Citigroup, Inc.
4.450% 9/29/27	1,075,000	1,110,554
6.000% 10/31/33	510,000	591,911
6.625% 6/15/32	500,000	604,328
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	2,685,000	2,478,163
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,175,000	2,206,656
First Republic Bank
4.375% 8/01/46	1,970,000	2,032,917
The Goldman Sachs Group, Inc.
5.950% 1/15/27	1,333,000	1,465,229
6.750% 10/01/37	1,565,000	1,972,491
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,221,105
4.250% 3/14/24	697,000	707,689
4.250% 8/18/25	1,938,000	1,962,651
4.375% 11/23/26	2,151,000	2,193,555
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,263,354
5.600% 7/15/41	1,225,000	1,485,208
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,325,087
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,410,000	1,208,009
SOFR + 1.485% 3.217% VRN 4/22/42	1,775,000	1,634,488

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	$3,060,000	$2,824,863
Wells Fargo & Co.
5.375% 11/02/43	851,000	987,968
5.606% 1/15/44	620,000	741,478
		56,042,534
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,425,000	3,807,328
Molson Coors Beverage Co.
4.200% 7/15/46	2,279,000	2,210,015
5.000% 5/01/42	350,000	370,564
		6,387,907
Biotechnology — 0.3%
Amgen, Inc.
3.000% 1/15/52	945,000	800,987
Bio-Rad Laboratories, Inc.
3.700% 3/15/32	1,980,000	1,956,920
		2,757,907
Chemicals — 0.3%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,350,000	1,551,794
Syngenta Finance NV
4.441% 4/24/23 (a)	1,375,000	1,393,387
		2,945,181
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	955,000	831,307
Dell International LLC / EMC Corp.
8.100% 7/15/36	450,000	591,842
Leidos, Inc.
2.300% 2/15/31	1,575,000	1,369,620
		2,792,769
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	4,560,000	4,111,269
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	866,943
3.950% 7/15/26 (a)	2,725,000	2,543,303
6.000% 8/15/23 (a)	1,310,000	1,337,919
8.500% 5/18/25 (a)	1,185,000	1,304,554
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,781,067

	Principal Amount	Value
Ares Finance Co. LLC
4.000% 10/08/24 (a)	$2,380,000	$2,394,409
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,627,963
3.250% 2/15/27 (a)	1,945,000	1,832,058
4.250% 4/15/26 (a)	3,296,000	3,254,262
5.500% 1/15/26 (a)	205,000	211,818
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,455,000	2,932,402
4.125% 10/07/51 (a)	1,875,000	1,485,514
Brookfield Finance, Inc.
4.350% 4/15/30	2,145,000	2,231,260
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,852,328	1,684,637
Synchrony Financial
2.875% 10/28/31	1,060,000	939,535
		31,538,913
Electric — 0.4%
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	679,692
CMS Energy Corp.
4.700% 3/31/43	655,000	673,771
4.875% 3/01/44	700,000	773,913
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,275,000	1,173,290
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	892,291
		4,192,957
Food — 1.0%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a)	6,550,000	5,993,250
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	928,000	948,676
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,415,000	1,241,045
3.000% 10/15/30 (a)	1,208,000	1,096,482
		9,279,453
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,826,033
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,397,250
		3,223,283

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.2%
City of Hope
4.378% 8/15/48	$1,275,000	$1,375,969
HCA, Inc.
3.500% 7/15/51	1,165,000	1,004,598
		2,380,567
Insurance — 6.5%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	4,400,000	4,169,000
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	3,220,000	3,195,850
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48 (c)	2,454,000	2,467,988
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,340,440
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	2,171,909
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	2,765,112
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,670,000	1,628,250
Brighthouse Financial, Inc.
4.700% 6/22/47	1,525,000	1,480,637
5.625% 5/15/30	3,132,000	3,433,734
CNO Financial Group, Inc.
5.250% 5/30/29	2,801,000	2,946,948
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40 (c)	2,700,000	2,669,625
Enstar Group Ltd.
4.950% 6/01/29	2,050,000	2,128,252
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	2,060,000	1,840,548
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,580,000	3,374,150
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,585,000	2,478,657
Hill City Funding Trust
4.046% 8/15/41 (a)	4,055,000	3,405,779
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,225,000	1,154,563
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	1,755,000	1,816,425
MetLife Capital Trust IV
7.875% 12/15/37 (a)	925,000	1,103,063

	Principal Amount	Value
New York Life Insurance Co.
3.750% 5/15/50 (a)	$695,000	$673,330
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,308,125
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	3,380,000	3,448,208
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	654,875
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	4,588,202
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	1,025,000	1,082,363
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,415,107
		61,741,140
Internet — 0.2%
Netflix, Inc.
5.875% 11/15/28	1,855,000	2,044,767
Investment Companies — 1.6%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	2,058,699
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,649,000	1,641,991
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	370,000	347,919
2.625% 12/15/26 (a)	3,660,000	3,298,528
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	1,071,684
3.375% 4/15/24	2,745,000	2,704,251
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	2,025,000	1,950,322
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,705,000	2,698,239
		15,771,633
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	1,100,000	1,326,886
Lodging — 0.2%
Las Vegas Sands Corp.
3.200% 8/08/24	2,305,000	2,202,422
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	630,098
6.484% 10/23/45	1,905,000	2,170,598

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp.
2.937% 11/01/56 (a)	$1,244,000	$1,026,574
3.450% 2/01/50	675,000	631,256
3.969% 11/01/47	660,000	670,157
Discovery Communications LLC
4.000% 9/15/55	1,186,000	1,022,688
4.650% 5/15/50 (c)	705,000	682,970
Paramount Global
4.200% 5/19/32	1,131,000	1,132,773
4.950% 1/15/31	1,324,000	1,408,173
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	760,028
		10,135,315
Metal Fabricate & Hardware — 0.3%
The Timken Co.
4.500% 12/15/28	2,730,000	2,806,183
Mining — 0.6%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	948,852
Glencore Funding LLC
2.625% 9/23/31 (a)	2,995,000	2,679,455
3.875% 10/27/27 (a)	950,000	946,017
Teck Resources Ltd.
6.000% 8/15/40	1,075,000	1,233,804
		5,808,128
Miscellaneous - Manufacturing — 0.0%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	427,000	458,520
Oil & Gas — 2.3%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b)	2,675,000	2,689,712
5 year CMT + 4.398% 4.875% VRN (b)	1,540,000	1,543,850
Cenovus Energy, Inc.
6.750% 11/15/39	1,176,000	1,453,170
Devon Energy Corp.
5.600% 7/15/41	1,075,000	1,241,639
EQT Corp.
3.900% 10/01/27	2,770,000	2,770,000
Marathon Petroleum Corp.
6.500% 3/01/41	1,060,000	1,307,165
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,442,900
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,875,000	1,989,488

	Principal Amount	Value
Ovintiv, Inc.
6.500% 8/15/34	$1,110,000	$1,317,702
6.500% 2/01/38	530,000	628,077
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,495,000	1,399,387
5.150% 11/15/29	1,350,000	1,317,064
Petroleos Mexicanos
5.350% 2/12/28	1,925,000	1,832,658
6.375% 1/23/45	640,000	511,866
6.500% 3/13/27	295,000	299,573
6.625% 6/15/38	202,000	172,407
		21,916,658
Oil & Gas Services — 0.7%
Halliburton Co.
5.000% 11/15/45	1,300,000	1,410,994
NOV, Inc.
3.600% 12/01/29	3,570,000	3,509,946
3.950% 12/01/42	1,778,000	1,564,996
		6,485,936
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.700% 5/14/45	1,465,000	1,589,821
Bristol-Myers Squibb Co.
4.350% 11/15/47	1,150,000	1,260,577
Cigna Corp.
4.800% 7/15/46	1,105,000	1,221,992
CVS Health Corp.
5.050% 3/25/48	370,000	419,880
6.125% 9/15/39	895,000	1,105,609
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,659,037	1,834,662
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	1,729,203
		9,161,744
Pipelines — 2.0%
Energy Transfer LP
6.125% 12/15/45	1,235,000	1,362,489
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	2,256,219
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	2,956,902
4.850% 7/15/26	996,000	998,490
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,550,000	2,397,489
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	3,550,000	3,479,000

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	$2,590,000	$2,196,320
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,540,183
4.700% 6/15/44	1,525,000	1,432,310
6.650% 1/15/37	475,000	538,981
		19,158,383
Private Equity — 0.9%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	1,866,828
Hercules Capital, Inc.
2.625% 9/16/26	3,662,000	3,367,734
3.375% 1/20/27	1,415,000	1,330,274
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	802,062
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,135,000	945,398
		8,312,296
Real Estate Investment Trusts (REITS) — 2.1%
Broadstone Net Lease LLC
2.600% 9/15/31	2,050,000	1,825,705
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,469,422
Host Hotels & Resorts LP
2.900% 12/15/31	640,000	572,716
3.500% 9/15/30	2,756,000	2,628,081
Invitation Homes Operating Partnership LP
4.150% 4/15/32 (d)	520,000	531,137
Kimco Realty Corp.
4.125% 12/01/46	855,000	849,777
4.450% 9/01/47	1,055,000	1,101,370
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,649,183
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	1,029,320
Rexford Industrial Realty LP
2.125% 12/01/30	551,000	481,759
Service Properties Trust
4.500% 6/15/23	953,000	944,137
4.950% 10/01/29	1,445,000	1,246,313
Spirit Realty LP
2.700% 2/15/32	715,000	643,458
3.200% 1/15/27 (c)	425,000	416,314
3.400% 1/15/30	490,000	473,917

	Principal Amount	Value
4.000% 7/15/29	$2,405,000	$2,430,673
WP Carey, Inc.
2.450% 2/01/32	666,000	588,477
		19,881,759
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51	1,150,000	958,135
Microsoft Corp.
2.921% 3/17/52	1,560,000	1,462,964
		2,421,099
Telecommunications — 1.4%
AT&T, Inc.
3.500% 9/15/53	333,000	292,460
3.550% 9/15/55	6,775,000	5,971,745
British Telecommunications PLC
9.625% STEP 12/15/30	725,000	989,278
Crown Castle Towers LLC
4.241% 7/15/28 (a)	1,750,000	1,799,145
Verizon Communications, Inc.
2.875% 11/20/50	1,000,000	835,026
2.987% 10/30/56	2,599,000	2,137,813
Vodafone Group PLC
5.250% 5/30/48	1,245,000	1,393,597
		13,419,064
Transportation — 0.1%
CSX Corp.
4.750% 11/15/48	820,000	938,632

TOTAL CORPORATE DEBT (Cost $363,584,877)		346,443,164

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.5%
Commercial Mortgage-Backed Securities — 9.2%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (e)	4,140,000	4,355,902
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.747% FRN 9/15/34 (a)	760,000	742,906
BANK, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (e)	3,165,000	2,691,850
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (e)	2,200,000	2,145,681
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (e)	1,590,000	1,497,135

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (e)	$1,220,000	$1,088,701
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (e)	3,150,000	2,828,959
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (e)	4,800,000	4,204,159
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	3,100,000	2,751,546
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (e)	16,248,000	14,886,934
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (e)	3,790,000	3,396,582
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 2.197% FRN 6/15/38 (a)	2,300,000	2,239,689
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.397% FRN 9/15/36 (a)	5,343,000	5,140,974
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.397% FRN 10/15/36 (a)	2,221,900	2,180,349
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,175,685
COLEM Mortgage Trust, Series 2022-HLNE
2.543% 4/12/42 (a) (e)	1,900,000	1,649,771
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (e)	1,200,000	1,193,496
Series 2015-CR23, Class C, 4.288% VRN 5/10/48 (e)	1,050,000	1,027,639
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.547% FRN 5/15/36 (a)	750,000	735,054
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 2.650% FRN 4/15/26 (a)	3,365,000	3,247,231
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 3.150% FRN 4/15/26 (a)	1,162,000	1,109,710
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
2.647% FRN 7/15/38 (a)	2,385,320	2,349,577

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (e)	$1,357,000	$1,313,030
KINDR Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
2.147% FRN 8/15/38 (a)	3,100,000	3,057,644
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (a)	1,730,000	1,705,234
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
2.147% FRN 3/15/38 (a)	2,505,591	2,406,992
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	1,071,845
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (e)	1,278,000	1,141,690
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.498% FRN 4/15/38 (a)	5,140,000	5,017,919
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (e)	595,000	522,943
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (e)	1,220,000	1,043,526
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.497% FRN 7/15/39 (a)	4,879,000	4,806,001
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	397,184
Wells Fargo Commercial Mortgage Trust 2021-FCMT, Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850%
2.247% FRN 5/15/31 (a)	3,000,000	2,940,965
		88,064,503
Other Asset-Backed Securities — 11.7%
AASET Trust, Series 2020-1A, Class A
3.351% 1/16/40 (a)	1,564,112	1,376,114
Aaset Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	1,167,925	1,075,533
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD LIBOR + 2.250%
2.491% FRN 7/15/32 (a)	830,000	821,488

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
1.954% FRN 10/20/31 (a)	$2,610,000	$2,587,593
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.304% FRN 10/20/31 (a)	1,250,000	1,233,410
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.630% FRN 11/20/30 (a)	800,000	783,914
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
1.344% FRN 4/20/31 (a)	1,920,000	1,909,194
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	294,766	291,977
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	1,187,154	1,118,516
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
2.391% FRN 10/15/34 (a)	800,000	787,743
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	558,647	541,418
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	491,049	485,841
Carlyle Global Market Strategies CLO Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800%
2.054% FRN 1/20/31 (a)	1,080,000	1,068,974
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	698,294	632,489
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.341% FRN 1/15/31 (a)	1,200,000	1,180,369
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.234% FRN 4/20/31 (a)	1,000,000	994,563
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.421% FRN 11/16/30 (a)	2,100,000	2,093,713
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.454% FRN 10/20/30 (a)	2,120,000	2,112,472

	Principal Amount	Value
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.991% FRN 10/15/30 (a)	$1,700,000	$1,678,748
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 2.291% FRN 10/15/34 (a)	400,000	396,485
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
1.904% FRN 10/20/34 (a)	1,300,000	1,290,906
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
1.481% FRN 4/15/33 (a)	1,000,000	995,830
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	61,031	61,123
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,791,147
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,759,995
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
2.304% FRN 10/20/32 (a)	800,000	791,637
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,765,352	2,639,234
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,081,428	1,057,728
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	519,721	511,221
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,089,644	1,075,925
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	1,371,198	1,360,737
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	485,148	478,998
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	531,314	522,863
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	159,313	157,177
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	509,612	505,341
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	128,075	127,785
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	929,979	939,631

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
2.391% FRN 10/15/30 (a)	$1,000,000	$977,225
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	1,011,181	931,072
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,417,785	1,264,641
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,374,417	3,110,749
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 2.091% FRN 2/15/39 (a)	3,500,000	3,464,899
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 2.441% FRN 2/15/39 (a)	5,800,000	5,740,282
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 2.641% FRN 2/15/39 (a)	3,200,000	3,166,095
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,902,824	1,742,075
MACH 1, Series 2019-1, Class A
3.474% 10/15/39 (a)	1,948,604	1,808,606
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.841% FRN 7/15/30 (a)	2,090,000	2,069,825
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.259% FRN 1/22/31 (a)	1,750,000	1,725,950
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.441% FRN 10/18/30 (a)	680,000	675,230
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,655,681
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	751,964
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	409,315	406,454
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	181,938	180,751
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	183,366	183,754

	Principal Amount	Value
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	$2,495,000	$2,439,120
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
2.454% FRN 10/20/30 (a)	1,180,000	1,174,941
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
1.969% FRN 10/20/34 (a)	550,000	538,185
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,652,010	1,529,466
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,917,838	2,744,241
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
1.311% FRN 10/30/34 (a)	2,000,000	1,980,362
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
2.297% FRN 1/20/34 (a)	1,000,000	990,631
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
2.108% FRN 10/25/31 (a)	1,030,000	1,016,569
Sierra Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,211,138	1,177,839
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	510,008	513,478
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.788% FRN 8/18/31 (a)	1,660,000	1,610,633
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.657% FRN 11/25/35 (a)	674,186	660,211
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	133,255	132,977
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	580,360	580,479
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,760,503	1,802,359

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.954% FRN 1/20/31 (a)	$2,440,000	$2,426,936
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,625,595	3,391,226
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,646,216	1,526,103
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	1,151,018	1,073,349
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
1.791% FRN 10/20/32 (a)	1,100,000	1,089,117
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,218,603	2,227,953
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700%
1.954% FRN 10/20/31 (a)	1,500,000	1,471,713
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,395,961	3,879,167
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	378,951	357,221
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,962,584	1,029,200
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,050,909	971,799
Zaxby’s Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	1,088,530	1,007,437
		112,435,797
Student Loans Asset-Backed Securities — 2.7%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,867,746	1,823,023
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,248,507	1,226,047
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (e)	245,707	202,872
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	917,793	906,928
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000%FRN 2/01/43 (a) (e)	1,300,000	1,200,424

	Principal Amount	Value
Series 2003-2, Class 2A1, 0.000%FRN 8/01/43 (a) (e)	$1,950,000	$1,804,725
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.457% FRN 11/25/33 (a)	867,914	861,573
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (e)	600,000	522,616
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (e)	600,000	538,377
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	535,093
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	430,451
Navient Student Loan Trust
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 10/25/58	1,200,000	1,186,645
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	707,878
Nelnet Student Loan Trust
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 10/25/50 (a)	975,000	974,994
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 5/26/54 (a)	1,300,000	1,299,992
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 5/26/54 (a)	1,130,000	1,129,993
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/54 (a)	1,100,000	1,099,992
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,652,384
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.706% FRN 2/15/45	1,249,332	1,158,954
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	1,614,594	1,506,794
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.568% FRN 1/25/55	1,100,032	1,043,396
SoFi Alternative Trust, Series 2019-C, Class PT,
3.997% VRN 1/25/45 (a) (e)	2,882,429	2,969,827
		25,782,978

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 2.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.507% VRN 8/25/34 (e)	$46,457	$45,387
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (e)	1,188,500	1,177,792
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,670,000	1,523,038
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	5,061,227	4,632,802
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.460% VRN 1/25/47 (a) (e)	583,306	576,134
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (e)	3,045,967	2,797,650
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
1.857% FRN 5/25/55 (a)	3,340,000	3,339,526
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	3,723,000	3,305,070
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (a)	1,180,000	1,174,911
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (e)	265,114	266,427
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (e)	5,273,000	4,932,064
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e)	1,840,000	1,683,027
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (e)	1,491,000	1,408,922
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.980% VRN 11/25/48 (a) (e)	80,600	80,700
		26,943,450

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $263,854,634)		253,226,728

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 1.1%
Colombia Government International Bond
6.125% 1/18/41	$2,980,000	$2,895,636
Mexico Government International Bond
3.500% 2/12/34	2,030,000	1,886,479
4.500% 4/22/29	1,175,000	1,238,556
4.750% 3/08/44	3,028,000	2,982,035
6.750% 9/27/34	950,000	1,166,600
		10,169,306

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,627,202)		10,169,306

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(f) — 22.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	82,809	88,683
Pass-Through Securities — 22.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,874,012	4,543,912
Pool #RA4255 2.000% 1/01/51	10,118,694	9,446,038
Pool #SD0905 3.000% 3/01/52 (d)	3,928,730	3,864,170
Pool #RA2483 3.500% 6/01/50	6,519,601	6,549,698
Pool #Z40047 4.000% 10/01/41	84,907	87,971
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% FRN 5/01/34	44,146	45,569
Pool #FM8596 2.500% 9/01/51	2,527,146	2,420,619
Pool #MA3029 3.000% 6/01/32	2,171,614	2,196,819
Pool #MA3090 3.000% 8/01/32	729,058	737,520
Pool #AS1304 3.500% 12/01/28	611,811	625,334
Pool #MA1356 3.500% 2/01/43	4,251,324	4,351,991
Pool #CA6096 3.500% 6/01/50	7,905,907	7,944,873
Pool #FM4017 3.500% 8/01/50	429,486	431,335
Pool #CA1909 4.500% 6/01/48	2,713,042	2,829,785
Pool #AD6437 5.000% 6/01/40	249,692	268,779
Pool #AD6996 5.000% 7/01/40	1,589,126	1,706,499
Pool #AL8173 5.000% 2/01/44	522,707	567,728
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	24,521	26,345
Pool #781468 6.500% 7/15/32	1,754	1,923
Pool #781496 6.500% 9/15/32	8,366	9,110
Pool #345964 7.000% 11/15/23	237	244

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #380866 7.000% 3/15/24	$218	$225
Pool #781124 7.000% 12/15/29	3,280	3,551
Pool #781319 7.000% 7/15/31	62,153	67,994
Pool #581417 7.000% 7/15/32	9,398	10,150
Pool #565982 7.000% 7/15/32	11,710	12,940
Pool #357262 7.500% 9/15/23	219	224
Pool #441009 8.000% 11/15/26	484	521
Pool #522777 8.000% 12/15/29	3,603	3,927
Pool #523043 8.000% 3/15/30	120	133
Pool #529134 8.000% 3/15/30	1,276	1,416
Pool #477036 8.000% 4/15/30	513	569
Pool #503157 8.000% 4/15/30	10,900	12,089
Pool #528714 8.000% 4/15/30	1,006	1,118
Pool #544640 8.000% 11/15/30	8,697	9,694
Pool #531298 8.500% 8/15/30	666	734
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	3,408,816	3,396,889
Pool #MA6283 3.000% 11/20/49	5,998,285	5,964,646
Pool #MA6409 3.000% 1/20/50	6,197,203	6,156,638
Pool #MA4321 3.500% 3/20/47	3,730,986	3,806,069
Government National Mortgage Association II TBA
3.000% 11/01/51 (d)	8,450,000	8,356,918
3.500% 1/01/52 (d)	18,830,000	18,950,629
Uniform Mortgage Backed Securities TBA
2.500% 1/01/52 (d)	19,125,000	18,224,033
3.000% 2/01/52 (d)	44,225,000	43,295,585
3.500% 3/01/52 (d)	25,550,000	25,516,067
4.000% 2/01/49 (d)	4,900,000	5,002,211
4.000% 2/01/49 (d)	26,750,000	27,207,676
		214,658,908

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $219,825,347)		214,747,591

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bonds & Notes — 12.9%
U.S. Treasury Bond
2.250% 8/15/49 (g)	31,400,000	29,887,430
3.500% 2/15/39	21,100,000	24,161,108
U.S. Treasury Note
0.125% 2/15/24	17,600,000	16,911,780
0.500% 2/28/26	42,500,000	39,340,856
1.875% 2/28/27 (c)	6,200,000	6,043,082

	Principal Amount	Value
1.875% 2/15/32	$7,500,000	$7,201,170
		123,545,426

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,828,094)		123,545,426

TOTAL BONDS & NOTES (Cost $987,720,154)		948,132,215

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $3,506,056)		3,677,145

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	4,718,730	4,718,730

TOTAL MUTUAL FUNDS (Cost $4,718,730)		4,718,730

TOTAL LONG-TERM INVESTMENTS (Cost $995,944,940)		956,528,090

	Principal Amount
SHORT-TERM INVESTMENTS — 18.6%
Commercial Paper — 18.3%
American Electric Power Co., Inc.
1.259% 5/04/22 (a)	$10,000,000	9,990,924
AT&T, Inc.
0.508% 6/21/22 (a)	15,000,000	14,956,916
Bell Canada
0.964% 4/29/22 (a)	6,000,000	5,997,477
Cigna Corp.
0.761% 4/19/22 (a)	2,072,000	2,071,191
Dominion Energy, Inc.
1.066% 5/03/22 (a)	5,000,000	4,995,618
Enbridge (us), Inc.
1.116% 4/27/22	8,500,000	8,493,389
1.117% 4/26/22	5,000,000	4,996,309
1.423% 5/17/22	5,000,000	4,992,526
Fortive Corp.
1.015% 4/19/22 (a)	3,400,000	3,398,629
HP, Inc.
1.228% 4/25/22 (a)	15,000,000	14,991,250

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Intercontinental Exchange, Inc.
1.015% 4/19/22 (a)	$2,000,000	$1,999,020
1.015% 4/29/22 (a)	5,000,000	4,995,785
Magellan Midstream Partners LP
0.964% 5/02/22	5,000,000	4,995,773
McCormick & Co., Inc.
0.507% 4/04/22	7,000,000	6,999,573
OGE Energy Corp.
1.014% 4/01/22 (a)	5,000,000	4,999,927
1.086% 4/13/22 (a)	8,000,000	7,998,070
Sempra Energy
1.017% 6/01/22 (a)	5,000,000	4,990,140
Spire, Inc.
0.964% 4/28/22 (a)	4,000,000	3,997,175
Tampa Electric Co.
1.066% 4/13/22 (a)	5,000,000	4,999,428
1.167% 4/21/22 (a)	5,000,000	4,998,979
1.167% 4/27/22 (a)	6,000,000	5,998,277
Thermo Fisher Scientific, Inc.
0.508% 6/03/22 (a)	9,000,000	8,981,936
TransCanada PipeLines Ltd.
0.549% 6/13/22 (a)	7,000,000	6,982,690
0.600% 7/14/22 (a)	8,000,000	7,967,800
Waste Management, Inc.
0.326% 7/25/22 (a)	5,000,000	4,982,360
0.417% 11/09/22 (a)	7,000,000	6,922,254
Westrock Co.
0.913% 4/28/22 (a)	7,500,000	7,494,750
		175,188,166
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	3,096,549	3,096,549

TOTAL SHORT-TERM INVESTMENTS (Cost $178,406,691)		178,284,715

TOTAL INVESTMENTS — 118.7% (Cost $1,174,351,631) (j)		1,134,812,805

Other Assets/(Liabilities) — (18.7)%		(178,484,003)

NET ASSETS — 100.0%		$956,328,802

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $487,878,795 or 51.02% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $7,662,968 or 0.80% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,114,901 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $3,096,549. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $3,158,595.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	84.1%
Cayman Islands	7.5%
United Kingdom	1.9%
Canada	1.0%
Mexico	1.0%
Netherlands	0.7%
Germany	0.7%
Luxembourg	0.6%
Israel	0.6%
Ireland	0.5%
Bermuda	0.4%
Colombia	0.3%
Australia	0.3%
Republic of Korea	0.3%
France	0.2%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	5,551,000	$386,794	$277,507	$109,287

Put
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC*	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$3,290,351	$3,228,549	$61,802
									$3,677,145	$3,506,056	$171,089

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	87	$13,327,054	$(271,616)
U.S. Treasury Ultra Bond	6/21/22	160	29,481,331	(1,141,331)
U.S. Treasury Note 2 Year	6/30/22	381	81,781,638	(1,039,403)
U.S. Treasury Note 5 Year	6/30/22	323	37,867,631	(823,568)
				$(3,275,918)

Short
U.S. Treasury Ultra 10 Year	6/21/22	166	$(23,198,044)	$710,231

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%
PREFERRED STOCK — 0.6%
Financial — 0.6%
Insurance — 0.6%
Equitable Holdings, Inc.
4.300% (a)	45,600	$906,527
Selective Insurance Group, Inc.
4.600% (a) (b)	18,825	394,384
		1,300,911

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,300,911

TOTAL EQUITIES (Cost $1,610,625)		1,300,911

	Principal Amount
BONDS & NOTES — 94.3%
CORPORATE DEBT — 45.7%
Aerospace & Defense — 0.7%
BAE Systems PLC
3.000% 9/15/50 (c)	$230,000	195,323
The Boeing Co.
5.930% 5/01/60	140,000	161,557
TransDigm, Inc.
5.500% 11/15/27	250,000	248,125
6.250% 3/15/26 (c)	500,000	514,062
6.375% 6/15/26	225,000	227,031
		1,346,098
Agriculture — 1.0%
Altria Group, Inc.
5.800% 2/14/39	300,000	323,592
BAT Capital Corp.
4.700% 4/02/27	510,000	523,815
4.758% 9/06/49	165,000	151,707
Imperial Brands Finance PLC
3.875% 7/26/29 (c)	545,000	533,477
Reynolds American, Inc.
5.850% 8/15/45	150,000	153,533
Viterra Finance BV
3.200% 4/21/31 (c)	280,000	257,702
		1,943,826
Airlines — 0.2%
Alaska Airlines Pass Through Trust, 2020-1 Class A,
4.800% 2/15/29 (c)	397,970	407,383

	Principal Amount	Value
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	$68,044	$62,177
		469,560
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
3.087% 1/09/23	310,000	310,093
4.140% 2/15/23	285,000	287,408
General Motors Co.
5.150% 4/01/38	230,000	233,833
5.200% 4/01/45	225,000	227,641
6.800% 10/01/27	335,000	378,687
		1,437,662
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	305,000	250,777
Banks — 5.8%
Banco General SA
4.125% 8/07/27 (c)	260,000	265,291
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (c)	600,000	552,000
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	580,000	498,742
SOFR + 2.150% 2.592% VRN 4/29/31	100,000	92,269
5 year CMT + 2.000% 3.846% VRN 3/08/37	460,000	440,581
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	206,713
6.110% 1/29/37	190,000	227,015
7.750% 5/14/38	125,000	174,567
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (a)	575,000	555,019
Barclays PLC
5.200% 5/12/26	610,000	634,254
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (c)	450,000	407,345
Citigroup, Inc.
6.000% 10/31/33	85,000	98,652
First Republic Bank
4.375% 8/01/46	210,000	216,707
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	324,088
5.950% 1/15/27	170,000	186,863
6.750% 10/01/37	165,000	207,962

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	$267,000	$240,616
SOFR + 1.430% 2.999% VRN 3/10/26	335,000	328,811
4.375% 11/23/26	298,000	303,896
6.500% 9/15/37	125,000	152,236
7.350% 11/27/32	415,000	515,513
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (a)	510,000	489,753
Intesa Sanpaolo SpA 1 year CMT + 2.600%
4.198% VRN 6/01/32 (c)	560,000	496,006
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	235,000	219,917
4.950% 6/01/45 (b)	170,000	192,508
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (c)	1,225,000	1,136,187
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	280,000	239,888
SOFR + 1.485% 3.217% VRN 4/22/42	310,000	285,460
NBK Tier 1 Financing 2 Ltd. 6 year CMT + 2.832%
4.500% VRN (a) (c)	685,000	666,232
Owl Rock Core, Inc.
5.500% 3/21/25 (c)	535,000	534,204
SVB Financial Group
10 year CMT + 3.064% 4.100% VRN (a)	210,000	178,500
5 year CMT + 3.074% 4.250% VRN (a)	590,000	545,750
Wells Fargo & Co.
5.606% 1/15/44	105,000	125,573
		11,739,118
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	255,000	274,072
8.200% 1/15/39	250,000	369,637
Bacardi Ltd.
5.150% 5/15/38 (b) (c)	200,000	217,573
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	354,921
5.000% 5/01/42	135,000	142,932
		1,359,135

	Principal Amount	Value
Biotechnology — 0.3%
Amgen, Inc.
3.000% 1/15/52	$190,000	$161,045
Bio-Rad Laboratories, Inc.
3.700% 3/15/32	410,000	405,221
		566,266
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (c)	200,000	184,000
4.750% 1/15/28 (c)	151,000	144,771
		328,771
Chemicals — 0.7%
Alpek SAB de CV
3.250% 2/25/31 (c)	560,000	510,300
DuPont de Nemours, Inc.
5.319% 11/15/38	270,000	310,359
Syngenta Finance NV
4.892% 4/24/25 (c)	500,000	509,498
		1,330,157
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (c)	50,000	65,281
Computers — 0.4%
Dell International LLC / EMC Corp.
8.100% 7/15/36	100,000	131,520
8.350% 7/15/46	275,000	401,720
Leidos, Inc.
2.300% 2/15/31	90,000	78,264
5.500% 7/01/33	226,000	244,374
		855,878
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (c)	600,000	561,756
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400% 10/29/33	935,000	838,176
Alliance Data Systems Corp.
7.000% 1/15/26 (b) (c)	200,000	203,250
Ally Financial, Inc.
5 year CMT + 3.868% 4.700% VRN (a)	600,000	561,753
7 year CMT + 3.481% 4.700% VRN (a)	570,000	518,700
8.000% 11/01/31	376,000	472,291
Antares Holdings LP
2.750% 1/15/27 (c)	645,000	567,694
3.750% 7/15/27 (c)	605,000	558,995

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 8/15/23 (c)	$285,000	$291,074
8.500% 5/18/25 (c)	330,000	363,293
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (c)	360,000	341,965
Ares Finance Co. LLC
4.000% 10/08/24 (c)	375,000	377,270
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	375,000	331,813
3.250% 2/15/27 (c)	175,000	164,838
4.250% 4/15/26 (c)	485,000	478,858
4.375% 5/01/26 (c)	480,000	474,101
5.500% 1/15/26 (c)	135,000	139,490
BGC Partners, Inc.
4.375% 12/15/25	585,000	589,661
Blue Owl Finance LLC
3.125% 6/10/31 (c)	910,000	772,355
4.125% 10/07/51 (c)	375,000	297,103
Brookfield Finance, Inc.
4.350% 4/15/30	405,000	421,287
Coinbase Global, Inc.
3.625% 10/01/31 (c)	734,000	625,735
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	638,918	581,077
Lazard Group LLC
3.625% 3/01/27	196,000	195,355
OneMain Finance Corp.
4.000% 9/15/30 (b)	220,000	194,150
Synchrony Financial
2.875% 10/28/31	215,000	190,566
		10,550,850
Electric — 1.0%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	146,184
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	201,946
CMS Energy Corp.
4.700% 3/31/43	115,000	118,296
4.875% 3/01/44	180,000	199,006
Elwood Energy LLC
8.159% 7/05/26	93,602	94,538
Enel Finance International NV
6.000% 10/07/39 (c)	175,000	207,191
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82 (b)	580,000	533,732
Pacific Gas and Electric Co.
3.750% 7/01/28	320,000	306,567

	Principal Amount	Value
4.300% 3/15/45	$195,000	$166,326
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	120,962
		2,094,748
Entertainment — 0.0%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (c)	77,000	78,444
Food — 0.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (c)	700,000	715,596
Smithfield Foods, Inc.
2.625% 9/13/31 (c)	285,000	249,963
3.000% 10/15/30 (c)	206,000	186,983
		1,152,542
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	305,325
Health Care – Services — 0.2%
DaVita, Inc.
4.625% 6/01/30 (c)	368,000	344,669
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (c)	35,000	32,876
5.250% 12/15/27 (c)	227,000	225,014
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (c)	500,000	515,000
		772,890
Insurance — 6.6%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (c)	1,000,000	947,500
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	635,200
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	485,000	487,765
Ascot Group Ltd.
4.250% 12/15/30 (c)	450,000	441,246
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	490,000	477,750
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	479,303
4.700% 6/22/47	500,000	485,455
CNO Financial Group, Inc.
5.250% 5/30/29	791,000	832,216

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	$1,060,000	$1,048,075
Enstar Group Ltd.
4.950% 6/01/29	350,000	363,360
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (a) (b)	505,000	496,162
Global Atlantic Fin Co.
3.125% 6/15/31 (c)	380,000	339,518
5 year CMT + 3.796% 4.700% VRN 10/15/51 (c)	1,170,000	1,102,725
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (c)	520,000	498,608
Hill City Funding Trust
4.046% 8/15/41 (c)	490,000	411,549
Jackson Financial, Inc.
3.125% 11/23/31 (c)	550,000	500,811
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (c)	265,000	249,763
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (a)	735,000	760,725
MetLife Capital Trust IV
7.875% 12/15/67 (c)	325,000	387,563
Prudential Financial, Inc.
5 year CMT + 3.162% 5.125% VRN 3/01/52	565,000	571,158
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	201,250
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	350,000	357,063
Sammons Financial Group, Inc.
3.350% 4/16/31 (c)	570,000	525,156
Unum Group
4.125% 6/15/51 (b)	460,000	401,401
USF&G Capital I
8.500% 12/15/45 (c)	95,000	132,448
XLIT Ltd.
5.500% 3/31/45	200,000	236,502
		13,370,272
Internet — 0.4%
Amazon.com, Inc.
4.050% 8/22/47	260,000	282,678
Expedia Group, Inc.
2.950% 3/15/31	660,000	610,550
		893,228

	Principal Amount	Value
Investment Companies — 2.3%
Ares Capital Corp.
2.150% 7/15/26	$560,000	$506,756
Blackstone Private Credit Fund
1.750% 9/15/24 (c)	625,000	587,702
2.625% 12/15/26 (c)	330,000	297,408
4.000% 1/15/29 (c)	630,000	583,692
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	179,381
3.375% 4/15/24	562,000	553,657
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	500,000	501,250
6.250% 5/15/26	1,000,000	1,020,000
OWL Rock Core, Income Corp.
4.700% 2/08/27 (c)	410,000	394,880
		4,624,726
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	225,000	271,409
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (c)	485,000	467,404
Lodging — 0.7%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	481,481
Travel + Leisure Co.
4.500% 12/01/29 (c)	917,000	850,352
		1,331,833
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (c)	250,000	247,375
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	126,020
Comcast Corp.
4.600% 8/15/45	300,000	329,635
CSC Holdings LLC
4.625% 12/01/30 (c)	250,000	209,073
5.000% 11/15/31 (c)	325,000	272,304
5.750% 1/15/30 (c)	200,000	179,343
Discovery Communications LLC
4.000% 9/15/55	235,000	202,641
4.650% 5/15/50	55,000	53,281
DISH DBS Corp.
7.375% 7/01/28 (b)	1,123,000	1,064,042

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Paramount Global
4.200% 5/19/32	$180,000	$180,282
4.950% 1/15/31	220,000	233,986
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (c)	231,000	219,155
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	231,447
6.750% 6/15/39	115,000	133,440
		3,682,024
Mining — 1.7%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	585,000	549,725
First Quantum Minerals Ltd.
6.875% 3/01/26 (c)	1,000,000	1,027,850
Freeport-McMoRan, Inc.
5.400% 11/14/34	350,000	388,517
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (c)	149,000	164,970
Glencore Funding LLC
3.875% 10/27/27 (c)	260,000	258,910
Novelis Corp.
3.875% 8/15/31 (c)	533,000	487,514
Perenti Finance Pty Ltd.
6.500% 10/07/25 (b) (c)	325,000	323,115
Teck Resources Ltd.
5.200% 3/01/42	97,000	101,766
6.250% 7/15/41	143,000	170,996
		3,473,363
Oil & Gas — 3.1%
Antero Resources Corp.
7.625% 2/01/29 (c)	125,000	135,116
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (a)	530,000	532,915
5 year CMT + 4.398% 4.875% VRN (a)	310,000	310,775
Cenovus Energy, Inc.
6.750% 11/15/39	175,000	216,245
Devon Energy Corp.
5.000% 6/15/45	289,000	314,960
EQT Corp.
6.625% STEP 2/01/25	380,000	401,394
Marathon Petroleum Corp.
6.500% 3/01/41	175,000	215,806
Nabors Industries, Inc.
7.375% 5/15/27 (c)	564,000	586,769
Occidental Petroleum Corp.
5.875% 9/01/25	300,000	318,658

	Principal Amount	Value
6.375% 9/01/28	$300,000	$337,875
6.600% 3/15/46	235,000	276,125
6.950% 7/01/24	177,000	189,868
Ovintiv, Inc.
6.500% 8/15/34	185,000	219,617
6.500% 2/01/38	160,000	189,608
Patterson-UTI Energy, Inc.
3.950% 2/01/28	540,000	505,464
5.150% 11/15/29	615,000	599,996
Petroleos Mexicanos
4.625% 9/21/23	575,000	581,837
5.350% 2/12/28	190,000	180,886
6.375% 1/23/45	35,000	27,993
6.500% 3/13/27	65,000	66,007
6.625% 6/15/38	51,000	43,529
		6,251,443
Oil & Gas Services — 0.9%
Halliburton Co.
5.000% 11/15/45	220,000	238,784
NOV, Inc.
3.600% 12/01/29 (b)	742,000	729,518
3.950% 12/01/42	314,000	276,383
Weatherford International Ltd.
8.625% 4/30/30 (c)	483,000	490,414
		1,735,099
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (c)	49,000	48,805
Pharmaceuticals — 1.6%
AbbVie, Inc.
4.700% 5/14/45	350,000	379,821
AdaptHealth LLC
4.625% 8/01/29 (c)	665,000	601,825
Bausch Health Americas, Inc.
9.250% 4/01/26 (c)	400,000	410,322
Bausch Health Cos., Inc.
5.250% 1/30/30 (c)	250,000	196,385
6.125% 4/15/25 (c)	93,000	93,814
6.250% 2/15/29 (c)	245,000	200,900
Bristol-Myers Squibb Co.
4.350% 11/15/47	205,000	224,711
Cigna Corp.
4.800% 7/15/46	185,000	204,587
CVS Health Corp.
5.050% 3/25/48	115,000	130,503
6.125% 9/15/39	25,000	30,883

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust
5.926% 1/10/34 (c)	$172,816	$191,111
7.507% 1/10/32 (c)	12,577	14,656
Par Pharmaceutical, Inc.
7.500% 4/01/27 (c)	273,000	254,750
Utah Acquisition Sub, Inc.
5.250% 6/15/46	350,000	345,840
		3,280,108
Pipelines — 1.9%
Energy Transfer LP
6.125% 12/15/45	230,000	253,743
3 mo. USD LIBOR + 4.028% 6.250% VRN (a)	615,000	526,594
5 year CMT + 5.134% 6.750% VRN (a)	270,000	262,575
EnLink Midstream Partners LP
4.150% 6/01/25	339,000	337,278
4.850% 7/15/26	154,000	154,385
3 mo. USD LIBOR + 4.110% 6.000% VRN (a)	375,000	275,036
EQM Midstream Partners LP
4.750% 7/15/23	375,000	377,813
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (a)	850,000	833,000
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	259,967
4.500% 12/15/26	80,000	82,177
4.700% 6/15/44	260,000	244,197
6.650% 1/15/37	175,000	198,572
		3,805,337
Private Equity — 0.8%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (c)	325,000	307,979
Hercules Capital, Inc.
2.625% 9/16/26	738,000	678,697
3.375% 1/20/27	340,000	319,642
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (c)	160,000	139,489
KKR Group Finance Co. X LLC
3.250% 12/15/51 (c)	230,000	191,578
		1,637,385
Real Estate Investment Trusts (REITS) — 1.9%
Broadstone Net Lease LLC
2.600% 9/15/31	405,000	360,688
Host Hotels & Resorts LP
2.900% 12/15/31	130,000	116,333

	Principal Amount	Value
3.500% 9/15/30	$476,000	$453,907
Invitation Homes Operating Partnership LP
4.150% 4/15/32 (d)	110,000	112,356
Iron Mountain, Inc.
5.250% 7/15/30 (c)	250,000	245,000
Kimco Realty Corp.
4.450% 9/01/47	250,000	260,988
Omega Healthcare Investors, Inc.
3.625% 10/01/29	640,000	604,779
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	209,429
Rexford Industrial Realty LP
2.125% 12/01/30	115,000	100,548
Service Properties Trust
4.950% 10/01/29	590,000	508,875
Spirit Realty LP
2.700% 2/15/32	120,000	107,993
3.200% 1/15/27	220,000	215,504
3.400% 1/15/30	325,000	314,333
Ventas Realty LP
5.700% 9/30/43	85,000	100,568
WP Carey, Inc.
2.450% 2/01/32	134,000	118,402
		3,829,703
Retail — 0.2%
Nordstrom, Inc.
4.250% 8/01/31 (b)	440,000	400,400
Semiconductors — 0.1%
Broadcom, Inc.
3.500% 2/15/41 (c)	240,000	213,764
Telecommunications — 2.3%
Altice France SA
5.125% 7/15/29 (c)	442,000	396,142
AT&T, Inc.
3.500% 9/15/53	407,000	357,451
3.550% 9/15/55	814,000	717,491
British Telecommunications PLC
9.625% STEP 12/15/30	150,000	204,678
Frontier Communications Holdings LLC
6.000% 1/15/30 (b) (c)	1,138,000	1,052,650
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	459,353
Sprint Capital Corp.
6.875% 11/15/28	500,000	580,015
8.750% 3/15/32	141,000	189,776

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc.
2.875% 11/20/50	$160,000	$133,604
2.987% 10/30/56	233,000	191,655
Vodafone Group PLC
5.250% 5/30/48	255,000	285,436
		4,568,251
Transportation — 0.1%
CSX Corp.
4.750% 11/15/48	145,000	165,978
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust 3 mo. USD LIBOR + 4.300%
6.500% VRN 6/15/45 (c)	600,000	587,484

TOTAL CORPORATE DEBT (Cost $96,302,743)		92,191,769

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Automobile Asset-Backed Securities — 0.2%
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class D
4.680% 4/14/31 (c)	422,000	429,020
Commercial Mortgage-Backed Securities — 11.5%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (c) (e)	530,000	502,727
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.747% FRN 9/15/34 (c)	150,000	146,626
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (c) (e)	440,000	415,299
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (c) (e)	540,000	506,529
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (e)	500,000	425,253
Series 2019-BN17, Class C, 4.516% VRN 4/15/52 (e)	331,000	332,012
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (e)	400,000	390,124
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (c) (e)	280,000	263,646
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (c) (e)	270,000	240,942
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (c) (e)	500,000	443,798

	Principal Amount	Value
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (e)	$400,000	$324,545
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (c) (e)	3,100,000	2,778,207
BX Commercial Mortgage Trust
Series 2021-BXMF, Class E, 1 mo. USD LIBOR + 2.427% 2.824% FRN 10/15/26 (c)	1,500,000	1,451,270
Series 2021-VOLT, Class G, 1 mo. USD LIBOR + 2.850% 3.247% FRN 9/15/36 (c)	2,004,000	1,930,734
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.547% FRN 12/15/37 (c)	572,453	562,460
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	207,309
Cold Storage Trust, Series 2020-ICE5, Class E, 1 mo. USD LIBOR + 2.766%
3.162% FRN 11/15/37 (c)	589,794	583,166
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C,
4.288% VRN 5/10/48 (e)	110,000	107,657
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (c) (e)	357,000	310,463
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (c) (e)	622,000	536,368
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
3.150% FRN 4/15/26 (c)	998,000	953,090
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (c)	599,000	514,517
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (c) (e)	630,000	586,530
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, Series 2022-OPO, Class C,
3.450% VRN 1/05/39 (c) (e)	700,000	655,017
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (c) (e)	686,000	588,595
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E,
3.783% VRN 6/05/39 (c) (e)	553,000	507,155

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.642% VRN 8/15/47 (e)	$300,000	$293,555
KINDR Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
2.147% FRN 8/15/38 (c)	900,000	887,703
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (c)	263,000	259,235
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
2.147% FRN 3/15/38 (c)	424,643	407,933
Med Trust 2021-MDLN, Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000%
4.397% FRN 11/15/38 (c)	2,000,000	1,947,492
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (c)	205,000	185,425
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (c) (e)	215,000	192,068
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.498% FRN 4/15/38 (c)	1,100,000	1,073,874
MKT Mortgage Trust, Series 2020-525M, Class E,
2.941% VRN 2/12/40 (c) (e)	213,000	182,189
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.497% FRN 7/15/39 (c)	864,000	851,073
Wells Fargo Commercial Mortgage Trust
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 2.797% FRN 5/15/31 (c)	461,000	451,927
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (e)	140,000	133,536
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C,
4.859% VRN 8/15/45 (e)	100,000	99,823
		23,229,872
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
0.937% FRN 10/25/34 (c)	24,458	24,445

	Principal Amount	Value
Other Asset-Backed Securities — 12.1%
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39 (c)	$1,220,471	$659,243
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
1.641% FRN 4/17/31 (c)	250,000	246,442
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
1.375% FRN 10/15/34 (c)	1,000,000	991,469
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
1.357% FRN 10/25/34	163,723	159,799
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.304% FRN 10/20/31 (c)	250,000	246,682
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
2.009% FRN 1/23/31 (c)	250,000	248,866
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (c)	339,178	316,663
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (c)	50,974	50,492
Series 2017-1A, Class B, 3.240% 5/25/29 (c)	42,109	41,700
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (c)	1,390,624	1,310,223
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
2.391% FRN 10/15/34 (c)	250,000	246,170
Capital Automotive REIT
Series 2020-1A, Class B1, 4.170% 2/15/50 (c)	242,000	237,207
Series 2020-1A, Class B3, 4.950% 2/15/50 (c)	671,000	651,644
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (c)	164,537	149,031
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.421% FRN 11/16/30 (c)	250,000	249,251

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (c)	$300,000	$282,632
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
1.343% FRN 10/15/36 (c)	500,000	495,186
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (c)	60,379	60,009
Series 2016-A, Class B, 3.220% 4/25/28 (c)	36,816	36,728
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (c)	317,548	226,528
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (c)	8,898	8,911
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
2.304% FRN 10/20/32 (c)	250,000	247,387
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	174,884	171,052
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	95,948	94,379
Series 2019-2A, Class B, 3.860% 4/15/55 (c)	118,735	114,776
Series 2021-1A, Class C, 5.740% 10/15/56 (c)	538,393	514,491
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
2.631% FRN 11/01/23 (c)	610,000	609,039
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
1.867% FRN 1/15/37 (c)	250,000	248,820
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.954% FRN 1/20/31 (c)	280,000	278,033
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	65,963	65,127
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	90,289	88,853
Series 2017-2A, Class A1, 3.280% 9/20/48 (c)	34,362	33,901
Series 2016-4A, Class A2, 4.290% 9/20/47 (c)	68,798	68,839

	Principal Amount	Value
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (c)	$225,200	$193,429
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (c)	273,167	234,139
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (c)	474,938	437,828
ITE Rail Fund Levered LP, Series 2021-2A, Class B
2.980% 2/28/51 (c)	800,000	747,332
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (c)	138,000	136,603
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (c)	300,882	263,451
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (c)	359,127	326,930
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (c)	328,797	301,020
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, 30 day SOFR + 3.75%
3.800% FRN 1/17/37 (c)	1,000,000	997,655
Lunar Aircraft Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (c)	122,823	103,459
Series 2020-1A, Class C, 6.413% 2/15/45 (c)	216,306	164,574
MACH I, Series 2019-1, Class B
4.335% 10/15/39 (c)	319,562	283,359
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.841% FRN 7/15/30 (c)	950,000	940,830
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.259% FRN 1/22/31 (c)	300,000	295,877
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (c)	381,000	342,900
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (c)	30,561	30,626
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
1.891% FRN 7/15/34 (c)	500,000	498,316

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OHA Credit Funding Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
2.404% FRN 1/20/32 (c)	$300,000	$295,279
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
1.969% FRN 10/20/34 (c)	250,000	244,630
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .720%
1.177% FRN 8/25/35	8,633	8,616
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (c)	341,661	296,569
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	497,548	467,946
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
1.311% FRN 10/30/34 (c)	500,000	495,090
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
2.297% FRN 1/20/34 (c)	250,000	247,658
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
2.358% FRN 4/25/32 (c)	250,000	249,995
Renew, Series 2021-1, Class M
3.210% 11/20/56 (c)	204,741	194,545
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
2.200% FRN 5/20/31 (c)	250,000	247,407
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (c)	500,000	497,416
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (c)	67,743	67,199
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (c)	279,258	257,236
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.788% FRN 8/18/31 (c)	490,000	475,428
Store Master Funding I-VII and XIV, Series 2019-1, Class A4
4.490% 11/20/49 (c)	761,017	737,028

	Principal Amount	Value
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (c)	$106,703	$106,725
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (c)	278,447	285,067
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
1.954% FRN 1/20/31 (c)	490,000	487,377
Thrust Engine Leasing
Series 2021-1A, Class B, 6.121% 7/15/40 (c)	1,151,371	1,067,363
Series 2021-1A, Class C, 7.386% 7/15/40 (c)	383,673	357,783
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
1.791% FRN 10/20/32 (c)	250,000	247,526
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (c)	14,996	14,670
Wave USA, Series 2019-1, Class B
4.581% 9/15/44 (c)	608,521	481,786
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (c)	338,877	317,898
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	202,397	187,161
Zaxby’s Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (c)	217,905	201,672
		24,284,971
Student Loans Asset-Backed Securities — 2.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.957% FRN 7/25/58 (c)	130,000	118,924
College Avenue Student Loans LLC
Series 2021-A, Class C, 2.920% 7/25/51 (c)	576,000	554,046
Series 2021-A, Class D, 4.120% 7/25/51 (c)	284,000	273,452
Series 2019-A, Class C, 4.460% 12/28/48 (c)	186,654	183,296
Series 2019-A, Class D, 5.500% 12/28/48 (c)	131,160	129,907
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (c)	38,433	37,704

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (c)	$66,203	$64,897
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (c)	150,870	149,084
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (c)	600,000	552,605
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
0.948% FRN 8/25/42	510,581	487,760
Navient Student Loan Trust
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 1.657% FRN 3/25/67 (c)	250,000	238,043
Series 2018-EA, Class B, 4.440% 12/15/59 (c)	140,000	135,757
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.207% FRN 12/26/40 (c)	13,033	13,026
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (e)	150,000	148,042
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.216% FRN 6/25/41	102,000	93,773
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.457% FRN 11/25/36 (c)	200,000	196,372
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.457% FRN 6/25/42 (c)	150,000	148,106
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.457% FRN 7/26/49 (c)	350,000	327,343
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/41 (c)	100,000	100,000
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 5/26/54 (c)	100,000	99,999
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/27/42	250,016	231,367

	Principal Amount	Value
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/25/70	$137,051	$128,103
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	121,095	113,010
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.548% FRN 1/25/44	268,452	252,774
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.558% FRN 1/25/41	340,639	318,253
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.728% FRN 10/25/64	90,750	86,557
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (c)	185,000	180,743
SoFi Professional Loan Program LLC
Series 2017-C, Class C, 4.210% VRN 7/25/40 (c) (e)	180,000	172,418
Series 2017-A, Class C, 4.430% VRN 3/26/40 (c) (e)	170,000	164,390
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
1.957% FRN 1/25/36	59,778	59,845
		5,759,596
Whole Loan Collateral Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (c) (e)	492,000	483,968
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (c) (e)	260,000	256,083
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.507% VRN 8/25/34 (e)	7,430	7,259
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.460% VRN 1/25/47 (c) (e)	92,991	91,847
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (c) (e)	3,600,000	3,249,620
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (c)	210,000	209,094
		4,297,871

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $61,230,167)		58,025,775

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 1.0%
Colombia Government International Bond
6.125% 1/18/41	$440,000	$427,544
Mexico Government International Bond
3.500% 2/12/34	415,000	385,659
4.500% 4/22/29	300,000	316,227
4.750% 3/08/44	414,000	407,715
6.750% 9/27/34	375,000	460,500
		1,997,645

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,178,926)		1,997,645

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 16.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	4,500	4,820
Pass-Through Securities — 16.0%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	518,992	483,842
Pool #RA4255 2.000% 1/01/51	1,069,818	998,700
Pool #SD0905 3.000% 3/01/52 (d)	795,692	782,617
Federal National Mortgage Association Pool #FS1075 1.000% 3/01/52 (d)	800,000	787,354
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	510,289	488,779
Pool #MA3029 3.000% 6/01/32	307,541	311,110
Pool #MA3090 3.000% 8/01/32	123,569	125,003
Pool #AR3007 3.000% 2/01/43	96,067	95,937
Pool #AS1304 3.500% 12/01/28	83,760	85,611
Pool #MA1356 3.500% 2/01/43	563,130	576,465
Pool #CA6096 3.500% 6/01/50	1,116,866	1,122,371
Pool #FM4017 3.500% 8/01/50	73,104	73,419
Pool #CA1909 4.500% 6/01/48	441,408	460,401
Pool #AD6437 5.000% 6/01/40	32,500	34,984
Pool #AD6996 5.000% 7/01/40	207,646	222,983
Pool #AL8173 5.000% 2/01/44	69,072	75,021
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	475	516
Pool #587280 6.500% 9/15/32	716	769
Pool #550659 6.500% 9/15/35	49,231	54,613
Pool #538689 6.500% 12/15/35	12,000	13,381
Pool #780651 7.000% 10/15/27	419	447

	Principal Amount	Value
Pool #462384 7.000% 11/15/27	$288	$307
Pool #482668 7.000% 8/15/28	634	681
Pool #581417 7.000% 7/15/32	572	618
Pool #423836 8.000% 8/15/26	274	293
Pool #444619 8.000% 3/15/27	254	256
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	572,910	570,906
Pool #MA6283 3.000% 11/20/49	1,004,498	998,864
Pool #MA6409 3.000% 1/20/50	1,041,804	1,034,985
Pool #MA4321 3.500% 3/20/47	660,695	673,991
Government National Mortgage Association II TBA
3.000% 4/21/52 (d)	2,900,000	2,868,055
3.500% 4/21/52 (d)	480,000	483,075
Uniform Mortgage Backed Securities TBA
3.000% 4/13/52 (d)	9,500,000	9,300,352
3.500% 5/12/52 (d)	4,750,000	4,743,692
4.000% 5/12/52 (d)	4,600,000	4,678,703
		32,149,101
Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100%
2.557% FRN 6/25/39 (c)	2,692	2,691

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $32,878,949)		32,156,612

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds & Notes — 2.8%
U.S. Treasury Bond
2.250% 8/15/49 (g)	5,670,000	5,396,871
3.500% 2/15/39	200,000	229,015
		5,625,886

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,032,182)		5,625,886

TOTAL BONDS & NOTES (Cost $198,622,967)		189,997,687

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $710,401)		738,984

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Biotechnology — 0.0%
Consumer, Non-cyclical — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (h) (i) (j)	150	$4,163

TOTAL WARRANTS (Cost $0)		4,163

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	1,971,923	1,971,923

TOTAL MUTUAL FUNDS (Cost $1,971,922)		1,971,923

TOTAL LONG-TERM INVESTMENTS (Cost $202,915,915)		194,013,668

	Principal Amount
SHORT-TERM INVESTMENTS — 16.0%
Commercial Paper — 14.4%
Amphenol Corp.
1.014% 4/04/22 (c)	$4,000,000	3,999,762
Boston Scientific Corp.
0.659% 4/07/22	3,000,000	2,999,668
Enterprise Products Operating LLC
0.923% 4/11/22 (c)	2,000,000	1,999,612
Fortive Corp.
0.893% 4/06/22 (c)	2,000,000	1,999,812
0.933% 4/05/22 (c)	1,000,000	999,923
Mccormick & Co, Inc.
0.608% 4/06/22 (c)	1,000,000	999,906
MUFG Bank Ltd.
0.294% 4/07/22	3,000,000	2,999,825
National Grid USA
0.761% 4/06/22 (c)	1,000,000	999,906
National Rural Utilities Cooperative Finance Corp.
0.467% 4/25/22	2,000,000	1,999,457
Sempra Energy
0.700% 4/18/22 (c)	3,000,000	2,998,863
Sherwin Williams Co.
0.822% 4/19/22 (c)	3,000,000	2,999,224

	Principal Amount	Value
Southern Co. Gas Capital
0.761% 4/04/22 (c)	$3,000,000	$2,999,804
Walgreens Boots Alliance, Inc.
1.066% 5/13/22 (c)	1,000,000	998,711
		28,994,473
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (l)	3,270,495	3,270,495

TOTAL SHORT-TERM INVESTMENTS (Cost $32,264,349)		32,264,968

TOTAL INVESTMENTS — 112.3% (Cost $235,180,264) (m)		226,278,636

Other Assets/(Liabilities) — (12.3)%		(24,792,403)

NET ASSETS — 100.0%		$201,486,233

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is perpetual and has no stated maturity date.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $4,147,350 or 2.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,270,924 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $110,755,066 or 54.97% of net assets.

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Investment was valued using significant unobservable inputs.
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $4,163 or 0.00% of net assets.
(j)	Non-income producing security.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)

Maturity value of $3,270,495. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $3,335,961.

(m)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.7%
Cayman Islands	6.9%
United Kingdom	2.1%
Canada	1.8%
Mexico	1.5%
Israel	0.8%
Bermuda	0.8%
Netherlands	0.7%
Germany	0.5%
Ireland	0.4%
France	0.4%
United Arab Emirates	0.3%
South Africa	0.3%
Republic of Korea	0.2%
Italy	0.2%
Liberia	0.2%
Colombia	0.2%
Australia	0.2%
Panama	0.1%
Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi- Annually	USD	800,000	$55,745	$39,995	$15,750

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%##	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$683,239	$670,406	$12,833
									$738,984	$710,401	$28,583

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call RUB Put	Bank of America N.A.*	5/06/22	81.84	263,000	USD	263,000	$(26,879)	$(5,413)	$(21,466)
USD Call ZAR Put	Bank of America N.A.*	5/31/22	18.00	391,000	USD	391,000	(138)	(6,178)	6,040
EUR Call PLN Put	Bank of America N.A.*	6/01/22	4.85	168,000	EUR	168,000	(1,706)	(1,739)	33
EUR Call PLN Put	Bank of America N.A.*	6/02/22	4.85	200,000	EUR	200,000	(2,058)	(1,833)	(225)
USD Call BRL Put	Bank of America N.A.*	7/15/22	6.10	300,000	USD	300,000	(664)	(7,612)	6,948
EUR Call PLN Put	Barclays Bank PLC*	6/01/22	4.85	93,000	EUR	93,000	(944)	(960)	16
							$(32,389)	$(23,735)	$(8,654)

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/12/22	USD	153,000	MXN	3,296,416	$(12,501)
Bank of America N.A.*	4/19/22	RUB	8,632,082	USD	111,000	(6,373)
Bank of America N.A.*	4/19/22	USD	111,000	RUB	8,632,082	6,373
Bank of America N.A.*	5/10/22	BRL	1,394,721	USD	270,321	19,698
Bank of America N.A.*	5/10/22	CAD	196,947	USD	155,211	2,304
Bank of America N.A.*	5/17/22	PLN	2,246,400	USD	518,722	13,699
Bank of America N.A.*	5/17/22	USD	500,000	PLN	2,246,400	(32,420)
Bank of America N.A.*	5/24/22	USD	152,000	PHP	7,968,622	(1,596)
Barclays Bank PLC*	4/19/22	USD	265,553	CHF	243,506	1,902
BNP Paribas SA*	4/26/22	USD	534,395	CNH	3,413,875	(2,103)
BNP Paribas SA*	5/24/22	USD	103,000	THB	3,360,272	1,894
Citibank N.A.*	4/12/22	CLP	214,180,760	USD	247,528	24,331
Citibank N.A.*	4/12/22	COP	1,085,970,600	USD	286,000	1,504
Citibank N.A.*	4/12/22	USD	265,099	CLP	214,180,760	(6,760)
Citibank N.A.*	4/19/22	CHF	237,941	USD	256,401	1,224
Citibank N.A.*	5/10/22	USD	53,000	TND	161,279	(1,263)
Citibank N.A.*	5/10/22	UYU	1,881,181	USD	42,408	2,856
Citibank N.A.*	5/10/22	USD	115,553	COP	459,294,795	(5,599)
Citibank N.A.*	5/17/22	UYU	1,930,549	USD	43,585	2,867
Citibank N.A.*	5/17/22	USD	3,774	RUB	289,040	375
Citibank N.A.*	5/17/22	USD	208,017	EUR	185,857	2,121
Citibank N.A.*	5/24/22	UYU	935,077	USD	21,204	1,295
Citibank N.A.*	5/24/22	KRW	125,080,000	USD	104,358	(1,236)
Citibank N.A.*	6/15/22	EGP	1,282,411	USD	78,000	(8,566)
Citibank N.A.*	6/15/22	USD	78,387	EGP	1,282,411	8,953
Citibank N.A.*	9/15/22	EGP	1,321,966	USD	78,000	(7,917)
Citibank N.A.*	12/15/22	USD	156,000	EGP	2,746,682	13,693
Goldman Sachs International*	4/19/22	NOK	923,962	USD	105,000	(69)
Goldman Sachs International*	5/17/22	CZK	2,319,365	USD	108,043	(3,467)
Goldman Sachs International*	5/24/22	USD	50,000	THB	1,661,250	15
HSBC Bank USA*	4/12/22	PEN	844,128	USD	212,157	17,180
HSBC Bank USA*	4/12/22	USD	408,000	COP	1,625,370,000	(22,307)
HSBC Bank USA*	4/12/22	USD	20,000	PEN	75,670	(558)
HSBC Bank USA*	4/19/22	USD	152,001	RON	685,900	(1,240)
HSBC Bank USA*	5/17/22	EUR	55,820	USD	63,196	(1,358)
HSBC Bank USA*	5/17/22	USD	102,000	SEK	989,299	(3,313)
JP Morgan Chase Bank N.A.*	4/19/22	RUB	250,852	USD	3,284	(243)
JP Morgan Chase Bank N.A.*	4/19/22	RON	642,692	USD	146,000	(2,412)
JP Morgan Chase Bank N.A.*	4/19/22	USD	253,021	RON	1,106,409	5,831
JP Morgan Chase Bank N.A.*	4/19/22	USD	78,199	RUB	8,882,933	(29,469)
JP Morgan Chase Bank N.A.*	5/17/22	EUR	152,557	USD	174,000	(4,994)
Morgan Stanley & Co. LLC*	5/10/22	PEN	1,151,709	USD	305,000	7,122
Morgan Stanley & Co. LLC*	5/10/22	USD	155,083	CAD	196,947	(2,432)
						$(22,959)

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	60	$9,252,201	$(248,451)
U.S. Treasury Ultra Bond	6/21/22	49	9,006,898	(327,773)
U.S. Treasury Note 2 Year	6/30/22	94	20,201,086	(280,430)
U.S. Treasury Note 5 Year	6/30/22	49	5,748,519	(128,831)
				$(985,485)

Short
U.S. Treasury Ultra 10 Year	6/21/22	38	$(5,308,253)	$160,440

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TND	Tunisian Dinar
USD	U.S. Dollar
UYU	Uruguayan Peso

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%
COMMON STOCK — 0.8%
Energy — 0.8%
Oil & Gas — 0.8%
Fieldwood Energy LLC (a) (b) (c)	48,768	$—
Fieldwood Energy LLC (a) (b) (c)	11,966	—
Tourmaline Oil Corp.	84,668	3,901,033
		3,901,033

TOTAL COMMON STOCK (Cost $2,676,721)		3,901,033

TOTAL EQUITIES (Cost $2,676,721)		3,901,033

	Principal Amount
BONDS & NOTES — 94.4%
BANK LOANS — 2.5%
Computers — 0.0%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	$1,003	989
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.500%
7.988% VRN 5/18/26	51,897	50,578
		51,567
Food — 0.3%
Florida Food Products, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 10/18/28	1,233,695	1,215,190
Media — 0.5%
MSG National Properties, LLC, Term Loan, 3 mo. USD LIBOR + 6.250%
7.000% VRN 11/12/25	2,320,687	2,309,083
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B,
0.000% VRN3/30/29 (d)	655,769	644,837
Software — 1.6%
Finastra USA, Inc., USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	5,448,495	5,350,586

	Principal Amount	Value
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%
8.150% VRN 2/01/30	$2,522,327	$2,441,940
		7,792,526

TOTAL BANK LOANS (Cost $12,085,667)		12,013,203

CORPORATE DEBT — 91.9%
Advertising — 1.5%
Stagwell Global LLC
5.625% 8/15/29 (e)	1,514,000	1,434,863
Summer BC Bidco B LLC
5.500% 10/31/26 (e)	515,000	495,729
Terrier Media Buyer, Inc.
8.875% 12/15/27 (e)	5,314,000	5,448,763
		7,379,355
Aerospace & Defense — 1.1%
TransDigm, Inc.
8.000% 12/15/25 (e)	221,000	230,116
Triumph Group, Inc.
6.250% 9/15/24 (e)	1,563,000	1,554,794
7.750% 8/15/25	3,428,000	3,453,299
		5,238,209
Airlines — 2.3%
American Airlines, Inc.
11.750% 7/15/25 (e)	2,318,000	2,705,709
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (e)	3,925,000	3,954,830
5.750% 4/20/29 (e)	1,488,000	1,482,420
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (e)	1,287,000	1,341,698
United Airlines, Inc.
4.375% 4/15/26 (e)	758,000	746,156
4.625% 4/15/29 (e)	795,000	756,005
		10,986,818
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC
4.000% 11/13/30	1,000,000	942,200
4.125% 8/17/27	1,560,000	1,527,895
4.389% 1/08/26	712,000	710,156
5.113% 5/03/29	322,000	325,221
JB Poindexter & Co., Inc.
7.125% 4/15/26 (e)	2,448,000	2,490,277
		5,995,749

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.
4.875% 8/15/26 (e)	$1,734,000	$1,653,803
Clarios Global LP
6.750% 5/15/25 (e)	482,000	499,125
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (e)	236,000	244,850
		2,397,778
Beverages — 0.0%
Triton Water Holdings, Inc.
6.250% 4/01/29 (e)	164,000	140,220
Biotechnology — 0.5%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	2,529,000	2,268,741
Building Materials — 1.0%
Jeld-Wen, Inc.
4.875% 12/15/27 (e)	474,000	453,855
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (e)	706,000	678,734
9.750% 7/15/28 (e)	3,764,000	3,796,935
		4,929,524
Chemicals — 2.7%
ASP Unifrax Holdings, Inc.
7.500% 9/30/29 (e)	736,000	654,496
Consolidated Energy Finance SA
5.625% 10/15/28 (e)	4,296,000	3,973,800
6.500% 5/15/26 (e)	1,216,000	1,241,135
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (e)	1,603,000	1,491,351
Olympus Water US Holding Corp.
4.250% 10/01/28 (e)	2,503,000	2,274,801
6.250% 10/01/29 (e) (f)	1,772,000	1,568,220
PMHC II, Inc.
9.000% 2/15/30 (e)	2,089,000	1,838,153
		13,041,956
Coal — 1.5%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (e)	2,339,000	2,505,654
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (e)	4,073,000	4,179,916
Warrior Met Coal, Inc.
7.875% 12/01/28 (e)	564,000	592,905
		7,278,475
Commercial Services — 2.2%
Alta Equipment Group, Inc.
5.625% 4/15/26 (e)	2,194,000	2,085,287

	Principal Amount	Value
Cimpress PLC
7.000% 6/15/26 (e)	$427,000	$408,981
The Hertz Corp.
5.000% 12/01/29 (e)	1,347,000	1,221,675
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (e)	388,000	374,420
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (e)	2,865,000	2,805,981
PROG Holdings, Inc.
6.000% 11/15/29 (e)	2,360,000	2,188,900
Rent-A-Center, Inc. /TX
6.375% 2/15/29 (e) (f)	499,000	457,022
Sabre GLBL, Inc.
9.250% 4/15/25 (e)	356,000	394,686
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (e)	786,000	787,965
		10,724,917
Computers — 1.2%
Condor Merger Sub, Inc.
7.375% 2/15/30 (e)	3,092,000	2,960,590
Presidio Holdings, Inc.
8.250% 2/01/28 (e)	2,787,000	2,842,740
		5,803,330
Cosmetics & Personal Care — 0.6%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (e)	3,086,000	2,877,695
Distribution & Wholesale — 0.2%
Resideo Funding, Inc.
4.000% 9/01/29 (e)	1,023,000	930,981
Univar Solutions USA, Inc.
5.125% 12/01/27 (e)	177,000	177,000
		1,107,981
Diversified Financial Services — 4.7%
Coinbase Global, Inc.
3.375% 10/01/28 (e) (f)	1,255,000	1,118,205
3.625% 10/01/31 (e)	1,018,000	867,845
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	9,179,749	8,348,706
Jefferson Capital Holdings LLC
6.000% 8/15/26 (e)	2,664,000	2,537,460
Midcap Financial Issuer Trust
5.625% 1/15/30 (e)	723,000	638,894
6.500% 5/01/28 (e)	2,875,000	2,703,995

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Finance Corp.
4.000% 9/15/30	$1,207,000	$1,065,178
5.375% 11/15/29	2,695,000	2,618,381
PRA Group, Inc.
5.000% 10/01/29 (e)	2,970,000	2,814,728
		22,713,392
Electric — 1.3%
PG&E Corp.
5.000% 7/01/28	3,644,000	3,522,290
5.250% 7/01/30	583,000	565,452
Pike Corp.
5.500% 9/01/28 (e)	2,213,000	2,085,753
		6,173,495
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.500% 12/31/27 (e)	1,508,000	1,492,920
Electronics — 0.4%
Atkore, Inc.
4.250% 6/01/31 (e)	2,205,000	2,050,650
Engineering & Construction — 0.4%
Arcosa, Inc. Co.
4.375% 4/15/29 (e)	825,000	782,719
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (e)	879,000	902,570
		1,685,289
Entertainment — 1.3%
Caesars Entertainment, Inc.
8.125% 7/01/27 (e)	2,188,000	2,346,269
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750% 7/01/25 (e)	125,000	128,110
CCM Merger, Inc.
6.375% 5/01/26 (e)	1,164,000	1,175,640
Everi Holdings, Inc.
5.000% 7/15/29 (e)	31,000	29,372
Live Nation Entertainment, Inc.
4.750% 10/15/27 (e)	1,989,000	1,944,506
Scientific Games International, Inc.
7.250% 11/15/29 (e)	708,000	742,515
		6,366,412
Food — 1.8%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (e)	2,474,000	2,263,710
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (e)	400,000	371,294
5.500% 1/15/30 (e)	3,870,000	3,956,224

	Principal Amount	Value
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (e)	$1,142,000	$1,070,625
US Foods, Inc.
4.750% 2/15/29 (e)	1,147,000	1,093,951
		8,755,804
Forest Products & Paper — 0.7%
Clearwater Paper Corp.
4.750% 8/15/28 (e)	1,232,000	1,144,220
Sylvamo Corp.
7.000% 9/01/29 (e)	2,127,000	2,087,438
		3,231,658
Health Care – Products — 0.3%
Mozart Debt Merger Sub, Inc.
5.250% 10/01/29 (e)	1,754,000	1,639,359
Health Care – Services — 4.0%
Centene Corp.
4.625% 12/15/29	3,129,000	3,166,548
Charles River Laboratories International, Inc.
3.750% 3/15/29 (e)	280,000	264,250
4.250% 5/01/28 (e)	1,031,000	1,003,936
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	758,000	716,310
5.625% 3/15/27 (e)	556,000	567,404
6.000% 1/15/29 (e)	274,000	277,203
6.125% 4/01/30 (e)	1,361,000	1,266,370
6.875% 4/15/29 (e) (f)	472,000	463,740
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (e)	969,000	903,311
ModivCare, Inc.
5.875% 11/15/25 (e)	142,000	143,420
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	920,000	905,505
Radiology Partners, Inc.
9.250% 2/01/28 (e)	4,598,000	4,598,000
RP Escrow Issuer LLC
5.250% 12/15/25 (e)	2,376,000	2,320,116
Tenet Healthcare Corp.
4.375% 1/15/30 (e)	1,178,000	1,130,798
4.875% 1/01/26 (e)	125,000	126,510
6.125% 10/01/28 (e)	1,550,000	1,575,188
		19,428,609
Home Builders — 1.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (e)	1,339,000	1,180,770

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Empire Communities Corp.
7.000% 12/15/25 (e)	$880,000	$869,440
M/I Homes, Inc.
4.950% 2/01/28	1,544,000	1,455,220
Mattamy Group Corp.
4.625% 3/01/30 (e)	4,544,000	4,268,225
5.250% 12/15/27 (e)	25,000	24,781
		7,798,436
Insurance — 0.3%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (e)	1,593,066	1,599,645
Internet — 2.9%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (e)	1,794,000	1,648,237
Getty Images, Inc.
9.750% 3/01/27 (e)	2,165,000	2,240,775
ION Trading Technologies Sarl
5.750% 5/15/28 (e)	1,728,000	1,665,360
Millennium Escrow Corp.
6.625% 8/01/26 (e)	1,956,000	1,857,105
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (e)	908,000	862,146
6.000% 2/15/28 (e) (f)	1,221,000	1,071,796
10.750% 6/01/28 (e)	2,410,000	2,512,449
Twitter, Inc.
5.000% 3/01/30 (e)	1,902,000	1,892,490
		13,750,358
Investment Companies — 0.8%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
5.250% 5/15/27	2,581,000	2,533,058
6.250% 5/15/26	1,500,000	1,530,000
		4,063,058
Leisure Time — 2.5%
Carnival Corp.
7.625% 3/01/26 (e)	651,000	655,987
5.750% 3/01/27 (e)	2,737,000	2,607,458
6.000% 5/01/29 (e)	2,557,000	2,409,563
CWT Travel Group, Inc.
8.500% 11/19/26 (e)	696	686
NCL Corp. Ltd.
5.875% 3/15/26 (e)	3,309,000	3,143,550
5.875% 2/15/27 (e)	224,000	220,640
NCL Finance Ltd.
6.125% 3/15/28 (e) (f)	620,000	574,954

	Principal Amount	Value
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (e)	$2,384,000	$2,297,508
		11,910,346
Lodging — 1.1%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (e)	1,266,000	1,174,215
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (e)	1,698,000	1,672,530
Travel & Leisure Co.
6.625% 7/31/26 (e)	1,201,000	1,252,043
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	968,000	929,086
		5,027,874
Machinery – Diversified — 0.6%
Clark Equipment Co.
5.875% 6/01/25 (e)	1,412,000	1,426,120
OT Merger Corp.
7.875% 10/15/29 (e)	1,720,000	1,487,800
Welbilt, Inc.
9.500% 2/15/24	54,000	55,005
		2,968,925
Media — 9.1%
Altice Financing SA
5.000% 1/15/28 (e)	743,000	665,988
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (e)	3,376,000	2,932,039
4.500% 5/01/32	215,000	196,983
CSC Holdings LLC
4.625% 12/01/30 (e)	1,843,000	1,541,283
5.750% 1/15/30 (e)	670,000	600,797
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (e) (f)	1,618,000	1,618,388
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (e)	3,511,000	3,455,877
DISH DBS Corp.
5.250% 12/01/26 (e)	392,000	373,164
5.750% 12/01/28 (e)	504,000	476,910
5.875% 11/15/24	981,000	978,548
7.375% 7/01/28	918,000	869,805
DISH Network Corp.
3.375% 8/15/26	3,231,000	2,906,285

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gray Escrow II, Inc.
5.375% 11/15/31 (e)	$1,881,000	$1,798,640
iHeartCommunications, Inc.
8.375% 5/01/27	2,871,000	2,971,485
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (e)	3,185,000	3,040,704
6.750% 10/15/27 (e)	2,216,000	2,276,497
Nexstar Media, Inc.
4.750% 11/01/28 (e)	646,000	629,055
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (e)	3,402,000	3,227,563
Sinclair Television Group Inc, SERIES 144A, 144A,
5.125% 2/15/27 (e)	1,350,000	1,225,125
Sirius XM Radio, Inc.
3.125% 9/01/26 (e)	1,566,000	1,480,611
3.875% 9/01/31 (e)	2,314,000	2,122,702
Townsquare Media, Inc.
6.875% 2/01/26 (e)	3,013,000	3,102,938
Virgin Media Secured Finance PLC
4.500% 8/15/30 (e)	250,000	233,125
5.500% 5/15/29 (e)	4,137,000	4,097,326
Ziggo BV
4.875% 1/15/30 (e)	1,284,000	1,209,181
		44,031,019
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc.
6.625% 4/15/27 (f)	1,117,000	935,487
Mining — 2.6%
Compass Minerals International, Inc.
4.875% 7/15/24 (e)	1,164,000	1,150,905
6.750% 12/01/27 (e)	1,018,000	1,030,827
First Quantum Minerals Ltd.
6.500% 3/01/24 (e)	2,110,000	2,123,187
6.875% 3/01/26 (e)	1,420,000	1,459,547
7.500% 4/01/25 (e)	2,954,000	2,998,310
Hecla Mining Co.
7.250% 2/15/28	2,871,000	3,010,961
Novelis Corp.
3.250% 11/15/26 (e)	304,000	290,405
3.875% 8/15/31 (e)	313,000	286,289
		12,350,431
Miscellaneous - Manufacturing — 0.3%
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (e)	1,298,000	1,301,245

	Principal Amount	Value
Oil & Gas — 10.0%
Apache Corp.
4.750% 4/15/43	$816,000	$775,730
5.100% 9/01/40	607,000	611,553
5.350% 7/01/49	910,000	874,810
Chesapeake Energy Corp.
5.500% 2/01/26 (e)	633,000	648,554
5.875% 2/01/29 (e)	1,359,000	1,403,167
Comstock Resources, Inc.
5.875% 1/15/30 (e)	733,000	722,225
6.750% 3/01/29 (e)	1,512,000	1,559,749
CVR Energy, Inc.
5.250% 2/15/25 (e)	1,318,000	1,279,211
5.750% 2/15/28 (e) (f)	4,261,000	4,041,175
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (e)	513,000	513,308
6.000% 2/01/31 (e)	1,607,000	1,611,017
6.250% 11/01/28 (e)	2,052,000	2,078,368
MEG Energy Corp.
7.125% 2/01/27 (e)	2,992,000	3,132,624
Murphy Oil Corp.
6.375% 7/15/28	1,190,000	1,239,087
Nabors Industries Ltd.
7.250% 1/15/26 (e)	2,399,000	2,399,000
7.500% 1/15/28 (e)	909,000	886,275
Nabors Industries, Inc.
5.750% 2/01/25	387,000	377,567
7.375% 5/15/27 (e)	2,040,000	2,122,355
Neptune Energy Bondco PLC
6.625% 5/15/25 (e)	3,165,000	3,169,114
Occidental Petroleum Corp.
6.125% 1/01/31 (f)	1,607,000	1,809,884
6.200% 3/15/40	2,664,000	2,957,040
6.375% 9/01/28	2,015,000	2,269,394
6.450% 9/15/36	1,040,000	1,225,520
6.600% 3/15/46	1,639,000	1,925,825
Parkland Corp.
4.625% 5/01/30 (e)	795,000	739,350
5.875% 7/15/27 (e)	1,856,000	1,851,360
Range Resources Corp. Co.
8.250% 1/15/29	846,000	927,140
Rockcliff Energy II LLC
5.500% 10/15/29 (e)	956,000	958,003
Southwestern Energy Co.
4.750% 2/01/32	380,000	379,525
5.375% 3/15/30	366,000	371,933
Transocean Guardian Ltd.
5.875% 1/15/24 (e)	189,802	181,736

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean Poseidon Ltd.
6.875% 2/01/27 (e)	$183,750	$181,913
Transocean, Inc.
7.250% 11/01/25 (e)	1,205,000	1,048,350
7.500% 1/15/26 (e)	1,662,000	1,443,306
8.000% 2/01/27 (e)	481,000	406,445
		48,121,613
Oil & Gas Services — 0.7%
Weatherford International Ltd.
6.500% 9/15/28 (e)	964,000	992,891
8.625% 4/30/30 (e)	2,354,000	2,390,134
		3,383,025
Packaging & Containers — 1.1%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (e) (g)	538,000	544,052
8.750% 4/15/30 (e) (g)	1,799,000	1,693,309
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (e)	384,000	382,475
Trident TPI Holdings, Inc.
9.250% 8/01/24 (e)	2,752,000	2,765,760
		5,385,596
Pharmaceuticals — 4.0%
AdaptHealth LLC
4.625% 8/01/29 (e)	94,000	85,070
5.125% 3/01/30 (e)	3,300,000	3,064,875
Bausch Health Americas, Inc.
8.500% 1/31/27 (e) (f)	175,000	174,872
9.250% 4/01/26 (e)	1,117,000	1,145,824
Bausch Health Cos., Inc.
4.875% 6/01/28 (e)	1,873,000	1,793,397
5.000% 1/30/28 (e)	569,000	468,611
5.000% 2/15/29 (e)	1,882,000	1,478,970
5.250% 1/30/30 (e)	2,328,000	1,828,737
5.250% 2/15/31 (e)	3,803,000	2,975,847
6.125% 4/15/25 (e)	697,000	703,099
6.250% 2/15/29 (e)	1,515,000	1,242,300
9.000% 12/15/25 (e)	870,000	901,385
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (e)	546,000	521,235
5.125% 4/30/31 (e)	1,230,000	1,190,948
Par Pharmaceutical, Inc.
7.500% 4/01/27 (e)	1,650,000	1,539,698
		19,114,868

	Principal Amount	Value
Pipelines — 7.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (e)	$5,376,000	$5,370,517
Buckeye Partners LP
5.850% 11/15/43	303,000	258,289
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (e)	2,124,000	2,089,883
EnLink Midstream LLC
5.375% 6/01/29	786,000	786,000
5.625% 1/15/28 (e)	449,000	458,339
EnLink Midstream Partners LP
4.150% 6/01/25	67,000	66,660
4.850% 7/15/26	277,000	277,693
5.050% 4/01/45	160,000	129,600
5.450% 6/01/47	706,000	596,570
5.600% 4/01/44	3,122,000	2,692,725
EQM Midstream Partners LP
4.500% 1/15/29 (e)	1,111,000	1,045,129
4.750% 1/15/31 (e)	1,001,000	935,935
6.000% 7/01/25 (e)	922,000	934,470
6.500% 7/01/27 (e)	763,000	796,984
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	666,000	661,851
6.250% 5/15/26	290,000	280,807
6.500% 10/01/25	3,856,000	3,803,173
8.000% 1/15/27	1,908,000	1,951,426
Harvest Midstream I LP
7.500% 9/01/28 (e)	2,775,000	2,842,155
ITT Holdings LLC
6.500% 8/01/29 (e)	4,327,000	3,996,936
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (e)	3,562,000	3,503,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (e)	1,400,000	1,474,214
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000% 1/15/28	139,000	140,873
5.500% 3/01/30	128,000	133,441
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (e)	869,000	843,647
4.125% 8/15/31 (e)	994,000	975,263
Western Midstream Operating LP
5.450% 4/01/44	929,000	942,935
		37,989,419

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (e)	$2,591,000	$2,448,327
Real Estate Investment Trusts (REITS) — 1.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (e)	2,804,000	2,656,748
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	1,660,000	1,597,750
Service Properties Trust
3.950% 1/15/28	359,000	305,168
4.375% 2/15/30	568,000	471,520
4.950% 2/15/27	284,000	263,566
5.500% 12/15/27	949,000	915,310
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (e)	1,162,000	1,099,856
6.500% 2/15/29 (e)	560,000	523,293
7.875% 2/15/25 (e)	166,000	172,476
		8,005,687
Retail — 4.6%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (e)	610,000	570,631
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	672,871
6.875% 11/01/35	2,029,000	2,099,000
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (e)	3,207,000	2,910,352
Macy’s Retail Holdings LLC
5.875% 4/01/29 (e) (f)	261,000	259,043
5.875% 3/15/30 (e) (f)	500,000	494,733
6.125% 3/15/32 (e)	553,000	546,087
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (e)	3,772,000	3,873,844
Nordstrom, Inc.
4.000% 3/15/27	442,000	425,757
4.375% 4/01/30	443,000	413,902
5.000% 1/15/44 (f)	2,262,000	2,025,372
Park River Holdings, Inc.
5.625% 2/01/29 (e)	740,000	597,720
Sonic Automotive, Inc.
4.625% 11/15/29 (e)	807,000	721,256
4.875% 11/15/31 (e)	448,000	397,107
Staples, Inc.
7.500% 4/15/26 (e)	3,138,000	3,047,327

	Principal Amount	Value
10.750% 4/15/27 (e)	$2,722,000	$2,419,763
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (e)	957,000	899,226
		22,373,991
Software — 1.5%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	1,776,000	1,720,056
Boxer Parent Co., Inc.
9.125% 3/01/26 (e)	158,000	163,135
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (e)	702,000	696,735
6.500% 10/15/28 (e)	511,000	507,765
Open Text Corp.
3.875% 2/15/28 (e)	302,000	289,549
3.875% 12/01/29 (e)	396,000	376,200
Open Text Holdings, Inc.
4.125% 12/01/31 (e)	504,000	471,870
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (e)	2,925,000	2,777,083
		7,002,393
Telecommunications — 4.6%
Altice France SA
5.125% 7/15/29 (e)	2,356,000	2,111,565
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (e)	584,000	594,156
Consolidated Communications, Inc.
6.500% 10/01/28 (e)	2,299,000	2,118,299
Frontier Communications Holdings LLC
5.000% 5/01/28 (e)	3,081,000	2,957,760
6.000% 1/15/30 (e) (f)	819,000	757,575
6.750% 5/01/29 (e)	902,000	865,685
Hughes Satellite Systems Corp.
6.625% 8/01/26	3,461,000	3,580,681
Sprint Capital Corp.
6.875% 11/15/28	3,131,000	3,632,054
8.750% 3/15/32	3,240,000	4,360,808
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (e) (f)	1,364,000	1,381,050
		22,359,633
Transportation — 1.5%
Carriage Purchaser, Inc.
7.875% 10/15/29 (e)	1,435,000	1,324,548
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (e)	2,525,000	2,354,613

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Seaspan Corp.
5.500% 8/01/29 (e)	$3,997,000	$3,737,195
		7,416,356

TOTAL CORPORATE DEBT (Cost $454,381,461)		443,046,068

TOTAL BONDS & NOTES (Cost $466,467,128)		455,059,271

	Number of Shares
MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	13,124,605	13,124,605

TOTAL MUTUAL FUNDS (Cost $13,124,605)		13,124,605

TOTAL LONG-TERM INVESTMENTS (Cost $482,268,454)		472,084,909

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper — 0.9%
HP, Inc.
1.228% 4/25/22 (e)	$4,000,000	3,997,666

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	2,036,143	2,036,143

TOTAL SHORT-TERM INVESTMENTS (Cost $6,032,916)		6,033,809

TOTAL INVESTMENTS — 99.2% (Cost $488,301,370) (j)		478,118,718

Other Assets/(Liabilities) — 0.8%		3,901,801

NET ASSETS — 100.0%		$482,020,519

Abbreviation Legend

VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $360,753,411 or 74.84% of net assets.

(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $13,001,581 or 2.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $146,146 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $2,036,143. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $2,076,951.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.3%
Canada	7.2%
Cayman Islands	2.4%
Bermuda	2.2%
Luxembourg	2.0%
United Kingdom	1.9%
Ireland	1.2%
Panama	1.2%
Marshall Islands	0.8%
Australia	0.5%
Liberia	0.5%
France	0.4%
Netherlands	0.3%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 66.3%
COMMON STOCK — 66.3%
Basic Materials — 0.9%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	438	$109,461
Celanese Corp.	292	41,718
Dow, Inc.	1,198	76,337
DuPont de Nemours, Inc.	1,178	86,677
Ecolab, Inc.	322	56,852
International Flavors & Fragrances, Inc.	240	31,519
Linde PLC	1,454	464,451
LyondellBasell Industries NV Class A	1,288	132,432
PPG Industries, Inc.	480	62,914
		1,062,361
Forest Products & Paper — 0.1%
International Paper Co.	1,315	60,687
Mining — 0.1%
Newmont Corp.	1,567	124,498
		1,247,546
Communications — 5.0%
Advertising — 0.1%
Omnicom Group, Inc.	1,245	105,676
Internet — 0.5%
eBay, Inc.	4,334	248,165
MercadoLibre, Inc. (a)	48	57,095
NortonLifeLock, Inc.	2,059	54,605
Okta, Inc. (a)	77	11,624
Palo Alto Networks, Inc. (a)	196	122,012
Snap, Inc. Class A (a)	851	30,627
VeriSign, Inc. (a)	674	149,938
		674,066
Media — 0.9%
Comcast Corp. Class A	21,086	987,247
Liberty Global PLC Class C (a)	2,761	71,537
Paramount Global Class B	668	25,257
The Walt Disney Co. (a)	1,963	269,245
		1,353,286
Telecommunications — 3.5%
Arista Networks, Inc. (a)	901	125,221
AT&T, Inc.	53,378	1,261,322
Cisco Systems, Inc.	28,978	1,615,813
Corning, Inc.	2,293	84,635
Lumen Technologies, Inc.	4,997	56,316
Motorola Solutions, Inc.	1,015	245,833
T-Mobile US, Inc. (a)	1,394	178,920

	Number of Shares	Value
Verizon Communications, Inc.	29,650	$1,510,371
		5,078,431
		7,211,459
Consumer, Cyclical — 7.9%
Airlines — 0.0%
Delta Air Lines, Inc. (a)	73	2,889
Apparel — 0.3%
NIKE, Inc. Class B	3,354	451,314
VF Corp.	440	25,019
		476,333
Auto Manufacturers — 1.3%
Cummins, Inc.	603	123,681
Ford Motor Co.	21,929	370,819
PACCAR, Inc.	542	47,734
Tesla, Inc. (a)	1,256	1,353,466
		1,895,700
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	507	60,693
Distribution & Wholesale — 0.1%
Fastenal Co.	1,190	70,686
W.W. Grainger, Inc.	134	69,116
		139,802
Leisure Time — 0.0%
Carnival Corp. (a)	356	7,198
Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	201	30,500
Las Vegas Sands Corp. (a)	352	13,682
Marriott International, Inc. Class A (a)	322	56,592
		100,774
Retail — 6.0%
AutoZone, Inc. (a)	372	760,584
Best Buy Co., Inc.	550	49,995
CarMax, Inc. (a) (b)	200	19,296
Chipotle Mexican Grill, Inc. (a)	54	85,430
Costco Wholesale Corp.	2,893	1,665,934
Dollar General Corp.	1,495	332,832
Dollar Tree, Inc. (a)	590	94,488
Genuine Parts Co.	1,076	135,598
The Home Depot, Inc.	4,916	1,471,506
Lowe’s Cos., Inc.	3,595	726,873
Lululemon Athletica, Inc. (a)	338	123,448
McDonald’s Corp.	4,397	1,087,290
O’Reilly Automotive, Inc. (a)	822	563,037
Ross Stores, Inc.	778	70,378
Starbucks Corp.	3,817	347,232
Target Corp.	3,007	638,146
The TJX Cos., Inc.	1,902	115,223

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ulta Beauty, Inc. (a)	131	$52,167
Walgreens Boots Alliance, Inc.	2,472	110,671
Yum! Brands, Inc.	1,893	224,377
		8,674,505
		11,357,894
Consumer, Non-cyclical — 14.9%
Agriculture — 0.2%
Archer-Daniels-Midland Co.	2,826	255,075
Beverages — 1.9%
Brown-Forman Corp. Class B	494	33,108
The Coca-Cola Co.	15,953	989,086
Constellation Brands, Inc. Class A	276	63,568
Keurig Dr Pepper, Inc.	2,051	77,733
PepsiCo, Inc.	9,275	1,552,450
		2,715,945
Biotechnology — 0.7%
Amgen, Inc.	1,196	289,217
Biogen, Inc. (a)	392	82,555
BioMarin Pharmaceutical, Inc. (a)	186	14,341
Gilead Sciences, Inc.	4,910	291,900
Illumina, Inc. (a)	66	23,060
Incyte Corp. (a)	300	23,826
Regeneron Pharmaceuticals, Inc. (a)	262	182,986
Vertex Pharmaceuticals, Inc. (a)	362	94,471
		1,002,356
Commercial Services — 1.1%
Automatic Data Processing, Inc.	2,210	502,864
Cintas Corp.	157	66,786
MarketAxess Holdings, Inc.	26	8,845
Moody’s Corp.	743	250,696
PayPal Holdings, Inc. (a)	1,814	209,789
S&P Global, Inc.	1,218	499,599
Verisk Analytics, Inc.	716	153,675
		1,692,254
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	3,587	272,002
The Estee Lauder Cos., Inc. Class A	409	111,379
The Procter & Gamble Co.	12,503	1,910,458
		2,293,839
Food — 1.1%
Campbell Soup Co.	538	23,979
Conagra Brands, Inc.	579	19,437
General Mills, Inc.	2,721	184,266
The Hershey Co.	1,572	340,542
Hormel Foods Corp.	479	24,688
The J.M. Smucker Co.	778	105,349
Kellogg Co.	1,413	91,124

	Number of Shares	Value
The Kraft Heinz Co.	1,973	$77,717
The Kroger Co.	4,943	283,580
McCormick & Co., Inc.	295	29,441
Mondelez International, Inc. Class A	6,178	387,855
Sysco Corp.	342	27,924
		1,595,902
Health Care – Products — 2.4%
Abbott Laboratories	4,364	516,523
Align Technology, Inc. (a)	58	25,288
Baxter International, Inc.	1,313	101,810
Boston Scientific Corp. (a)	2,993	132,560
Danaher Corp.	1,973	578,740
Edwards Lifesciences Corp. (a)	1,660	195,415
IDEXX Laboratories, Inc. (a)	142	77,683
Intuitive Surgical, Inc. (a)	757	228,372
Medtronic PLC	3,463	384,220
ResMed, Inc.	244	59,172
Stryker Corp.	754	201,582
Thermo Fisher Scientific, Inc.	1,438	849,355
Waters Corp. (a)	198	61,457
West Pharmaceutical Services, Inc.	187	76,803
Zimmer Biomet Holdings, Inc.	268	34,277
		3,523,257
Health Care – Services — 2.2%
Anthem, Inc.	1,289	633,183
Centene Corp. (a)	768	64,658
HCA Healthcare, Inc.	255	63,908
Humana, Inc.	278	120,977
IQVIA Holdings, Inc. (a)	464	107,281
Laboratory Corp. of America Holdings (a)	307	80,944
Quest Diagnostics, Inc.	693	94,844
UnitedHealth Group, Inc.	3,984	2,031,720
		3,197,515
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	566	56,249
The Clorox Co.	273	37,955
Kimberly-Clark Corp.	1,363	167,867
		262,071
Pharmaceuticals — 3.5%
AbbVie, Inc.	2,777	450,179
AmerisourceBergen Corp.	377	58,326
Becton Dickinson and Co.	585	155,610
Bristol-Myers Squibb Co.	4,431	323,596
Cardinal Health, Inc.	586	33,226
Cigna Corp.	612	146,641
CVS Health Corp.	4,969	502,912
DexCom, Inc. (a)	57	29,161

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	2,038	$583,622
Merck & Co., Inc.	14,795	1,213,930
Pfizer, Inc.	24,076	1,246,415
Zoetis, Inc.	1,479	278,925
		5,022,543
		21,560,757
Energy — 1.8%
Oil & Gas — 1.4%
Chevron Corp.	4,024	655,228
ConocoPhillips	2,910	291,000
Exxon Mobil Corp.	8,665	715,642
Hess Corp.	398	42,602
Marathon Petroleum Corp.	681	58,226
Occidental Petroleum Corp.	1,339	75,975
Pioneer Natural Resources Co.	350	87,510
Valero Energy Corp.	831	84,380
		2,010,563
Oil & Gas Services — 0.1%
Baker Hughes Co.	1,651	60,113
Schlumberger NV	1,669	68,946
		129,059
Pipelines — 0.3%
Cheniere Energy, Inc.	239	33,137
Kinder Morgan, Inc.	10,687	202,091
ONEOK, Inc.	681	48,099
The Williams Cos., Inc.	3,699	123,584
		406,911
		2,546,533
Financial — 9.6%
Banks — 2.6%
Bank of America Corp.	24,122	994,309
The Bank of New York Mellon Corp.	2,418	120,005
Fifth Third Bancorp	1,318	56,727
First Republic Bank	174	28,205
The Goldman Sachs Group, Inc.	1,316	434,412
JP Morgan Chase & Co.	9,323	1,270,911
KeyCorp.	2,651	59,329
M&T Bank Corp.	243	41,189
Morgan Stanley	1,912	167,109
Northern Trust Corp.	376	43,785
The PNC Financial Services Group, Inc.	809	149,220
Regions Financial Corp.	2,197	48,905
State Street Corp.	289	25,178
SVB Financial Group (a)	42	23,497
Truist Financial Corp.	999	56,643

	Number of Shares	Value
US Bancorp	3,896	$207,073
		3,726,497
Diversified Financial Services — 2.3%
American Express Co.	2,287	427,669
Ameriprise Financial, Inc.	185	55,567
BlackRock, Inc.	350	267,459
CME Group, Inc.	510	121,309
Discover Financial Services	1,039	114,487
Franklin Resources, Inc.	604	16,864
Intercontinental Exchange, Inc.	1,563	206,503
Nasdaq, Inc.	574	102,287
Synchrony Financial	3,445	119,920
T. Rowe Price Group, Inc.	898	135,769
Visa, Inc. Class A	8,017	1,777,930
		3,345,764
Insurance — 2.1%
The Allstate Corp.	3,142	435,198
American International Group, Inc.	2,058	129,181
Aon PLC Class A	777	253,015
Chubb Ltd.	1,868	399,565
The Hartford Financial Services Group, Inc.	1,707	122,580
Marsh & McLennan Cos., Inc.	3,370	574,315
MetLife, Inc.	5,023	353,016
Principal Financial Group, Inc.	479	35,163
The Progressive Corp.	2,369	270,042
Prudential Financial, Inc.	1,252	147,949
The Travelers Cos., Inc.	1,659	303,149
Willis Towers Watson PLC	358	84,567
		3,107,740
Private Equity — 0.4%
Blackstone, Inc.	3,757	476,914
KKR & Co., Inc.	1,262	73,789
		550,703
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,244	113,851
Real Estate Investment Trusts (REITS) — 2.1%
Alexandria Real Estate Equities, Inc.	538	108,273
American Tower Corp.	1,725	433,354
AvalonBay Communities, Inc.	598	148,525
Boston Properties, Inc.	403	51,906
Crown Castle International Corp.	1,503	277,454
Digital Realty Trust, Inc.	637	90,327
Equinix, Inc.	286	212,103
Equity Residential	1,527	137,308
Essex Property Trust, Inc.	274	94,662
Healthpeak Properties, Inc.	1,115	38,278
Prologis, Inc.	3,116	503,172

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Public Storage	1,239	$483,557
SBA Communications Corp.	535	184,093
Simon Property Group, Inc.	384	50,519
Ventas, Inc.	890	54,966
Welltower, Inc.	865	83,161
Weyerhaeuser Co.	2,003	75,914
		3,027,572
		13,872,127
Industrial — 4.8%
Building Materials — 0.3%
Carrier Global Corp.	2,180	99,996
Johnson Controls International PLC	5,451	357,422
		457,418
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	519	69,120
Emerson Electric Co.	2,373	232,673
		301,793
Electronics — 0.9%
Agilent Technologies, Inc.	916	121,214
Amphenol Corp. Class A	2,470	186,115
Fortive Corp.	339	20,655
Garmin Ltd.	960	113,866
Honeywell International, Inc.	2,166	421,460
Keysight Technologies, Inc. (a)	766	121,005
Mettler-Toledo International, Inc. (a)	117	160,663
TE Connectivity Ltd.	1,021	133,731
		1,278,709
Environmental Controls — 0.9%
Republic Services, Inc.	2,331	308,858
Waste Connections, Inc.	2,106	294,208
Waste Management, Inc.	4,404	698,034
		1,301,100
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	268	37,464
Machinery – Diversified — 0.5%
Deere & Co.	855	355,218
Dover Corp.	613	96,180
Otis Worldwide Corp.	3,017	232,158
Rockwell Automation, Inc.	418	117,053
		800,609
Miscellaneous - Manufacturing — 0.7%
3M Co.	2,210	329,025
Eaton Corp. PLC	1,319	200,171
General Electric Co.	670	61,305
Illinois Tool Works, Inc.	855	179,037
Parker-Hannifin Corp.	274	77,750

	Number of Shares	Value
Trane Technologies PLC	678	$103,531
		950,819
Packaging & Containers — 0.1%
Amcor PLC	4,402	49,874
Ball Corp.	469	42,210
		92,084
Transportation — 1.2%
CSX Corp.	9,568	358,322
Expeditors International of Washington, Inc.	727	74,997
FedEx Corp.	445	102,969
Union Pacific Corp.	2,643	722,094
United Parcel Service, Inc. Class B	2,042	437,927
		1,696,309
		6,916,305
Technology — 19.1%
Computers — 6.9%
Accenture PLC Class A	4,229	1,426,145
Apple, Inc.	40,634	7,095,103
Cognizant Technology Solutions Corp. Class A	2,243	201,130
Crowdstrike Holdings, Inc. Class A (a)	226	51,320
Dell Technologies C (a)	2,116	106,202
EPAM Systems, Inc. (a)	211	62,585
Hewlett Packard Enterprise Co.	7,135	119,226
HP, Inc.	4,696	170,465
International Business Machines Corp.	3,984	518,000
NetApp, Inc.	1,133	94,039
Western Digital Corp. (a)	521	25,867
		9,870,082
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	143	59,159
Semiconductors — 4.2%
Advanced Micro Devices, Inc. (a)	2,617	286,143
Analog Devices, Inc.	1,024	169,144
Applied Materials, Inc.	2,639	347,820
Broadcom, Inc.	1,581	995,524
Intel Corp.	21,628	1,071,884
KLA Corp.	443	162,165
Lam Research Corp.	332	178,486
Microchip Technology, Inc.	990	74,389
Micron Technology, Inc.	2,492	194,102
NVIDIA Corp.	5,435	1,482,994
Skyworks Solutions, Inc.	488	65,041
Texas Instruments, Inc.	5,957	1,092,990
		6,120,682

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 8.0%
Adobe, Inc. (a)	2,488	$1,133,583
Akamai Technologies, Inc. (a)	920	109,839
ANSYS, Inc. (a)	157	49,871
Autodesk, Inc. (a)	364	78,023
Cadence Design Systems, Inc. (a)	1,198	197,023
Cerner Corp.	1,172	109,652
Citrix Systems, Inc.	218	21,996
DocuSign, Inc. (a)	231	24,745
Electronic Arts, Inc.	1,060	134,101
Fidelity National Information Services, Inc.	1,371	137,676
HubSpot, Inc. (a)	70	33,246
Intuit, Inc.	1,355	651,538
Microsoft Corp.	18,334	5,652,555
MSCI, Inc.	304	152,875
Oracle Corp.	14,438	1,194,456
Paychex, Inc.	1,201	163,900
Roper Technologies, Inc.	645	304,588
salesforce.com, Inc. (a)	2,005	425,702
ServiceNow, Inc. (a)	573	319,098
Splunk, Inc. (a)	85	12,632
Synopsys, Inc. (a)	672	223,957
Twilio, Inc. Class A (a)	81	13,350
Veeva Systems, Inc. Class A (a)	173	36,756
VMware, Inc. Class A	1,816	206,788
Workday, Inc. Class A (a)	411	98,418
		11,486,368
		27,536,291
Utilities — 2.3%
Electric — 2.1%
American Electric Power Co., Inc.	2,123	211,812
Avangrid, Inc. (b)	172	8,039
CMS Energy Corp.	1,533	107,218
Consolidated Edison, Inc.	1,601	151,583
Constellation Energy Corp.	1,923	108,169
Dominion Energy, Inc.	2,830	240,465
DTE Energy Co.	832	109,999
Duke Energy Corp.	4,432	494,877
Edison International	289	20,259
Entergy Corp.	567	66,197
Eversource Energy	1,179	103,976
Exelon Corp.	5,771	274,873
NextEra Energy, Inc.	5,951	504,109
Public Service Enterprise Group, Inc.	1,451	101,570
Sempra Energy	866	145,592
WEC Energy Group, Inc.	3,156	315,000

	Number of Shares	Value
Xcel Energy, Inc.	1,420	$102,481
		3,066,219
Water — 0.2%
American Water Works Co., Inc.	1,180	195,326
		3,261,545

TOTAL COMMON STOCK (Cost $86,789,324)		95,510,457

TOTAL EQUITIES (Cost $86,789,324)		95,510,457

	Principal Amount
BONDS & NOTES — 36.4%
CORPORATE DEBT — 12.5%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	43,186
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	12,329
3.250% 8/15/26	47,000	46,830
Cargill, Inc.
3.125% 5/25/51 (c)	74,000	68,385
		170,730
Airlines — 0.1%
American Airlines 2021-1 Class A Pass Through Trust
2.875% 1/11/36	69,000	62,340
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	82,995	83,544
		145,884
Banks — 3.4%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	225,000	196,436
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	162,000	139,304
SOFR + 1.330% 2.972% VRN 2/04/33	66,000	61,931
SOFR + 1.580% 3.311% VRN 4/22/42	135,000	125,103
4.183% 11/25/27	41,000	41,859
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	23,000	23,968
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	18,000	18,604
4.750% 4/21/45	63,000	68,043
7.750% 5/14/38	20,000	27,931

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Bank of New York Mellon Corp. 5 year CMT + 2.630%
3.750% VRN (d)	$156,000	$143,130
The Bank of Nova Scotia
4.500% 12/16/25	36,000	37,239
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	113,000	109,073
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	55,000	52,359
4.450% 9/29/27	27,000	27,893
5.500% 9/13/25	54,000	57,729
5.875% 1/30/42	18,000	22,439
6.000% 10/31/33	16,000	18,570
6.625% 6/15/32	14,000	16,921
8.125% 7/15/39	14,000	21,154
Cooperatieve Rabobank UA 1 year CMT + .550%
1.106% VRN 2/24/27 (c)	250,000	228,890
Credit Suisse Group AG SOFR + 2.044%
2.193% VRN 6/05/26 (c)	393,000	368,990
Fifth Third Bancorp SOFR + .685%
1.707% VRN 11/01/27	244,000	226,099
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	209,680
SOFR + 1.090% 1.992% VRN 1/27/32	135,000	116,965
SOFR + 1.248% 2.383% VRN 7/21/32	76,000	67,323
SOFR + 1.410% 3.102% VRN 2/24/33	66,000	62,218
4.250% 10/21/25	32,000	32,818
5.950% 1/15/27	72,000	79,142
6.750% 10/01/37	32,000	40,332
ING Groep NV
4.050% 4/09/29	344,000	348,716
JP Morgan Chase & Co.
SOFR + 1.180% 2.545% VRN 11/08/32	134,000	122,460
3 mo. USD LIBOR + 1.160% 3.702% VRN 5/06/30	320,000	321,562
5.600% 7/15/41	41,000	49,709
KeyBank NA/Cleveland OH
3.900% 4/13/29	356,000	361,638
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	174,827
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	203,000	173,919

	Principal Amount	Value
SOFR + 1.485% 3.217% VRN 4/22/42	$44,000	$40,517
4.350% 9/08/26	122,000	126,140
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	154,000	161,037
5.000% 11/24/25	36,000	37,998
SVB Financial Group
1.800% 2/02/31	189,000	162,762
2.100% 5/15/28	87,000	79,437
3.125% 6/05/30	18,000	17,306
3.500% 1/29/25	77,000	77,498
		4,897,669
Biotechnology — 0.4%
Amgen, Inc.
2.200% 2/21/27	347,000	334,644
Illumina, Inc.
0.550% 3/23/23	194,000	190,308
		524,952
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (c)	21,000	20,267
Moody’s Corp.
4.250% 2/01/29	309,000	323,334
PayPal Holdings, Inc.
3.250% 6/01/50 (b)	27,000	24,599
Triton Container International Ltd.
3.150% 6/15/31 (c)	100,000	91,442
		459,642
Computers — 0.7%
Apple, Inc.
1.650% 5/11/30	46,000	41,716
2.650% 5/11/50	27,000	23,503
2.650% 2/08/51	90,000	77,584
3.000% 6/20/27	177,000	179,307
Dell International LLC/EMC Corp.
4.000% 7/15/24	336,000	343,506
Hewlett Packard Enterprise Co.
4.900% STEP 10/15/25	319,000	334,429
		1,000,045
Cosmetics & Personal Care — 0.2%
GSK Consumer Healthcare Co.
3.625% 3/24/32 (c)	250,000	250,143
Diversified Financial Services — 0.5%
Air Lease Corp.
2.200% 1/15/27	64,000	59,317
Ally Financial, Inc.
2.200% 11/02/28	112,000	101,162

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brookfield Finance I UK PLC
2.340% 1/30/32	$141,000	$125,022
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	99,580
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (d)	93,000	83,525
CI Financial Corp.
3.200% 12/17/30	65,000	59,243
LSEGA Financing PLC
1.375% 4/06/26 (c)	218,000	200,855
		728,704
Electric — 0.2%
Entergy Arkansas LLC
2.650% 6/15/51	72,000	58,669
Entergy Louisiana LLC
4.950% 1/15/45	36,000	37,238
Nevada Power Co.
6.650% 4/01/36	20,000	25,577
Xcel Energy, Inc.
6.500% 7/01/36	99,000	124,544
		246,028
Electronics — 0.1%
Vontier Corp.
2.400% 4/01/28	219,000	192,545
Entertainment — 0.1%
Magallanes, Inc.
5.141% 3/15/52 (c)	49,000	50,144
Magallanes, Inc. Co.
5.391% 3/15/62 (c)	37,000	38,154
		88,298
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	180,120
General Mills, Inc.
3.000% 2/01/51 (b)	112,000	96,439
Ingredion, Inc.
3.200% 10/01/26	25,000	24,835
Mars, Inc.
3.950% 4/01/49 (c)	67,000	69,564
		370,958
Health Care – Services — 0.5%
HCA, Inc.
5.000% 3/15/24	328,000	340,278
Humana, Inc.
4.800% 3/15/47	23,000	26,009
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	96,152

	Principal Amount	Value
3.002% 6/01/51	$80,000	$70,432
Mayo Clinic
3.196% 11/15/61	106,000	95,094
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	73,406
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	31,992
		733,363
Insurance — 0.9%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	158,000	156,815
American International Group, Inc.
4.500% 7/16/44	23,000	24,844
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48 (b)	104,000	104,593
Arch Capital Finance LLC
5.031% 12/15/46	27,000	29,801
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	44,861
Athene Global Funding
1.450% 1/08/26 (c)	117,000	108,426
Athene Holding Ltd.
3.950% 5/25/51	16,000	14,591
Brighthouse Financial, Inc.
3.850% 12/22/51	168,000	140,040
GA Global Funding Trust
1.625% 1/15/26 (c)	37,000	34,445
Global Atlantic Fin Co.
3.125% 6/15/31 (c)	72,000	64,330
Marsh & McLennan Cos., Inc.
4.375% 3/15/29 (b)	155,000	163,812
New York Life Insurance Co.
3.750% 5/15/50 (c)	23,000	22,283
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	18,000	16,495
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43 (b)	41,000	41,256
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	100,998
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	46,000	46,345
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	47,203
3.900% 5/15/29	54,000	54,535

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I
8.500% 12/15/45 (c)	$35,000	$48,797
		1,264,470
Internet — 0.2%
Alphabet, Inc.
2.250% 8/15/60	32,000	24,854
Expedia Group, Inc.
2.950% 3/15/31	39,000	36,078
Prosus NV
3.832% 2/08/51 (c)	233,000	169,716
		230,648
Investment Companies — 0.2%
Ares Capital Corp.
3.200% 11/15/31	161,000	136,460
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	146,911
		283,371
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	99,262
3.750% 2/15/28	191,000	188,767
3.850% 4/01/61	80,000	64,279
6.484% 10/23/45	32,000	36,461
Comcast Corp.
2.937% 11/01/56 (c)	43,000	35,484
3.400% 7/15/46	41,000	38,470
3.750% 4/01/40	151,000	151,894
3.969% 11/01/47	23,000	23,354
Discovery Communications LLC
3.950% 3/20/28	56,000	56,032
FactSet Research Systems, Inc.
3.450% 3/01/32	67,000	64,730
Time Warner Cable, Inc.
6.750% 6/15/39	27,000	31,329
The Walt Disney Co.
3.600% 1/13/51	58,000	57,316
		847,378
Mining — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	32,000	36,727
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	84,791

	Principal Amount	Value
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (d)	$58,000	$58,319
		143,110
Packaging & Containers — 0.2%
Berry Global, Inc.
1.570% 1/15/26	48,000	44,626
Sealed Air Corp.
1.573% 10/15/26 (c)	44,000	40,140
Silgan Holdings, Inc.
1.400% 4/01/26 (c)	49,000	44,744
WRKCo, Inc.
3.000% 6/15/33	27,000	25,221
4.650% 3/15/26	192,000	200,034
		354,765
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.700% 5/14/45	67,000	72,708
Becton Dickinson and Co.
4.685% 12/15/44	23,000	24,723
Bristol-Myers Squibb Co.
2.950% 3/15/32	59,000	57,721
4.350% 11/15/47	27,000	29,596
Cigna Corp.
2.400% 3/15/30	249,000	230,291
3.400% 3/15/51	47,000	42,324
4.800% 7/15/46	27,000	29,859
CVS Health Corp.
4.300% 3/25/28	10,000	10,478
5.050% 3/25/48	100,000	113,481
6.125% 9/15/39	8,000	9,883
Merck & Co., Inc.
1.900% 12/10/28	40,000	37,787
		658,851
Pipelines — 0.7%
Enbridge, Inc.
2.500% 8/01/33	190,000	168,957
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	41,000	38,548
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	27,000	25,089
Kinder Morgan, Inc.
3.250% 8/01/50	100,000	82,964
MPLX LP
1.750% 3/01/26	365,000	342,433
4.500% 4/15/38	27,000	27,546

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ONEOK, Inc.
6.350% 1/15/31	$200,000	$231,323
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	104,589
The Williams Cos., Inc.
3.500% 10/15/51	45,000	39,365
		1,060,814
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	243,000	219,587
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	73,327
American Tower Corp.
1.600% 4/15/26	96,000	89,089
2.700% 4/15/31	119,000	107,633
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	21,957
Crown Castle International Corp.
2.500% 7/15/31	88,000	78,512
3.700% 6/15/26	243,000	244,621
5.200% 2/15/49	11,000	12,246
Equinix, Inc.
3.900% 4/15/32 (e)	118,000	117,379
Extra Space Storage LP
2.350% 3/15/32	65,000	57,054
2.550% 6/01/31	89,000	80,300
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	80,101
Kimco Realty Corp.
2.250% 12/01/31	58,000	51,953
Kite Realty Group LP
4.000% 10/01/26	110,000	110,190
		1,124,362
Retail — 0.6%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	11,724
3.900% 4/15/30	323,000	321,928
Alimentation Couche-Tard, Inc.
3.625% 5/13/51 (c)	71,000	64,347
AutoZone, Inc.
1.650% 1/15/31	41,000	34,954
The Home Depot, Inc.
2.375% 3/15/51	48,000	38,463
2.700% 4/15/30 (b)	97,000	93,987
Lowe’s Cos., Inc.
3.000% 10/15/50	90,000	76,523

	Principal Amount	Value
McDonald’s Corp.
3.300% 7/01/25	$182,000	$184,256
Starbucks Corp.
4.450% 8/15/49	86,000	91,865
		918,047
Semiconductors — 0.3%
Microchip Technology, Inc.
0.983% 9/01/24 (c)	49,000	46,433
Micron Technology, Inc.
2.703% 4/15/32	75,000	67,898
4.185% 2/15/27	322,000	330,429
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	33,478
		478,238
Software — 0.2%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	34,993
Microsoft Corp.
2.921% 3/17/52	80,000	75,024
Oracle Corp.
3.600% 4/01/40	197,000	171,052
Workday, Inc.
3.800% 4/01/32 (e)	50,000	50,062
		331,131
Telecommunications — 0.2%
Verizon Communications, Inc.
3.550% 3/22/51	47,000	44,263
3.700% 3/22/61	47,000	43,507
3.875% 2/08/29	180,000	187,281
		275,051
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	20,604

TOTAL CORPORATE DEBT (Cost $19,663,467)		18,056,115

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Automobile Asset-Backed Securities — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (c)	150,000	140,580
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (c)	234,000	222,492

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	$140,000	$133,036
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	66,532
		562,640
Commercial Mortgage-Backed Securities — 1.0%
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (f)	29,000	29,400
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	32,002
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (f)	24,330	25,124
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	52,069
Benchmark Mortgage Trust
Class AS, 3.352% 12/15/62	150,000	144,734
Class AAB, 3.933% 3/15/52	274,000	279,232
BX Commercial Mortgage Trust
Class A, 1 mo. USD LIBOR + .700% 1.097% FRN 9/15/36 (c)	115,000	112,018
Class C, 1 mo. USD LIBOR + 1.100% 1.497% FRN 9/15/36 (c)	100,000	95,938
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.200% VRN 10/12/50 (f)	70,000	67,507
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.558% VRN 10/10/47 (f)	100,000	99,104
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.911% 2/13/53	140,000	135,163
Series 2017-GS6, Class B, 3.869% 5/10/50	79,000	78,569
Life Mortgage Trust
Class A, 1 mo. USD LIBOR + .700% 1.097% FRN 3/15/38 (c)	98,297	96,087
Class B, 1 mo. USD LIBOR + .880% 1.277% FRN 3/15/38 (c)	98,297	94,889
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (f)	20,000	20,646
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (f)	30,000	30,618

	Principal Amount	Value
Series 2018-C45, Class B, 4.556% 6/16/51	$10,000	$10,184
		1,403,284
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (c)	130,000	121,319
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (c)	150,000	143,002
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (c)	275,586	259,162
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (c)	100,000	95,128
		618,611
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (c) (f)	280,467	265,366
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (c)	268,767	261,975
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (c) (f)	143,037	132,002
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (c) (f)	117,305	111,582
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (c) (f)	255,748	245,268
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (c) (f)	162,370	153,408
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1,
2.520% VRN 5/25/52 (c) (f)	270,382	249,391
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (c) (f)	257,384	249,437
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (c) (f)	288,290	274,170
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (c) (f)	309,008	299,716
		2,242,315

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,087,813)		4,826,850

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 8.3%
Pass-Through Securities — 8.3%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	$531,247	$494,105
Pool #SD8174 3.000% 10/01/51	479,784	470,710
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	520,548	484,317
Pool #CB1782 2.000% 10/01/51	787,475	732,666
Pool #MA4361 2.500% 6/01/36	342,054	338,427
Pool #CB2074 2.500% 11/01/51	413,633	395,518
Pool #BO7245 3.000% 1/01/50	323,720	319,134
Uniform Mortgage Backed Securities TBA
2.000% 11/01/36 (e)	3,500,000	3,399,375
2.000% 9/01/51 (e)	3,129,000	2,905,814
2.500% 10/01/51 (e)	2,200,000	2,100,656
3.000% 11/01/51 (e)	350,000	342,644
		11,983,366

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,472,247)		11,983,366

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bonds & Notes — 12.2%
U.S. Treasury Bond
1.875% 11/15/51	1,303,600	1,143,328
2.250% 8/15/49	873,900	831,803
2.375% 2/15/42	1,423,200	1,373,610
U.S. Treasury Note
0.125% 5/15/23	1,400,000	1,373,574
0.250% 11/15/23	2,000,000	1,938,826
0.375% 4/30/25	1,543,600	1,447,004
1.500% 2/29/24 (b)	2,250,600	2,219,456
1.750% 3/15/25	2,526,400	2,475,478
1.875% 2/28/27 (b)	2,106,500	2,053,186
1.875% 2/28/29	2,074,400	2,004,389
1.875% 2/15/32	802,700	770,717
		17,631,371

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,339,657)		17,631,371

TOTAL BONDS & NOTES (Cost $55,563,184)		52,497,702

	Number of Shares	Value
MUTUAL FUNDS — 3.2%
Diversified Financial Services — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	4,622,123	$4,622,123

TOTAL MUTUAL FUNDS (Cost $4,622,123)		4,622,123

TOTAL LONG-TERM INVESTMENTS (Cost $146,974,631)		152,630,282

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	$5,089,187	5,089,187
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.213% 5/26/22 (j) (k)	16,000	15,993
0.255% 5/26/22 (j) (k)	1,000	999
0.317% 5/26/22 (j) (k)	1,000	999
0.374% 5/26/22 (j) (k)	3,000	2,999
0.376% 5/26/22 (j) (k)	1,000	1,000
0.416% 5/26/22 (j) (k)	1,000	1,000
0.419% 5/26/22 (j) (k)	64,000	63,973
		86,963

TOTAL SHORT-TERM INVESTMENTS (Cost $5,176,137)		5,176,150

TOTAL INVESTMENTS — 109.5% (Cost $152,150,768) (l)		157,806,432

Other Assets/(Liabilities) — (9.5)%		(13,625,533)

NET ASSETS — 100.0%		$144,180,899

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $4,817,108 or 3.34% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $297,255 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $5,968,889 or 4.14% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $5,089,187. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $5,191,054.

(j)	The rate shown represents yield-to-maturity.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(l)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	6/21/22	17	$(2,156,706)	$67,831
U.S. Treasury Ultra 10 Year	6/21/22	11	(1,538,773)	48,617
U.S. Treasury Note 2 Year	6/30/22	9	(1,930,904)	23,607
U.S. Treasury Note 5 Year	6/30/22	9	(1,057,694)	25,506
				$165,561

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Basic Materials — 2.9%
Chemicals — 1.4%
Axalta Coating Systems Ltd. (a)	8,645	$212,494
Diversey Holdings Ltd. (a)	6,709	50,787
LyondellBasell Industries NV Class A	6,105	627,716
RPM International, Inc.	1,002	81,603
Valvoline, Inc.	4,858	153,319
Westlake Corp.	411	50,717
		1,176,636
Iron & Steel — 1.5%
Nucor Corp.	2,654	394,517
Reliance Steel & Aluminum Co.	101	18,519
Steel Dynamics, Inc.	10,814	902,212
		1,315,248
		2,491,884
Communications — 4.3%
Advertising — 1.3%
Omnicom Group, Inc.	12,775	1,084,342
Internet — 1.8%
Alphabet, Inc. Class A (a)	274	762,090
Alphabet, Inc. Class C (a)	167	466,429
F5, Inc. (a)	924	193,070
GoDaddy, Inc. Class A (a)	1,274	106,634
		1,528,223
Media — 0.7%
Discovery, Inc. Class A (a)	2,071	51,609
Discovery, Inc. Class C (a)	7,942	198,312
Paramount Global Class B	9,832	371,748
		621,669
Telecommunications — 0.5%
Lumen Technologies, Inc.	42,701	481,240
		3,715,474
Consumer, Cyclical — 5.6%
Auto Parts & Equipment — 0.8%
BorgWarner, Inc.	11,463	445,911
Lear Corp.	1,863	265,645
		711,556
Distribution & Wholesale — 0.1%
Core & Main, Inc. Class A (a)	2,543	61,515
Home Builders — 1.1%
D.R. Horton, Inc.	6,794	506,221
NVR, Inc. (a)	39	174,223
Thor Industries, Inc. (b)	2,787	219,337
		899,781

	Number of Shares	Value
Leisure Time — 0.1%
Polaris, Inc. (b)	915	$96,368
Retail — 3.5%
McDonald’s Corp.	3,396	839,763
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,417	146,794
Qurate Retail, Inc. Class A	18,378	87,479
Walmart, Inc.	11,576	1,723,898
Yum! Brands, Inc.	2,126	251,995
		3,049,929
		4,819,149
Consumer, Non-cyclical — 32.2%
Agriculture — 3.0%
Altria Group, Inc.	21,312	1,113,552
Philip Morris International, Inc.	15,307	1,437,940
		2,551,492
Beverages — 2.4%
The Coca-Cola Co.	475	29,450
Keurig Dr Pepper, Inc.	14,953	566,719
Monster Beverage Corp. (a)	7,763	620,263
PepsiCo, Inc.	5,363	897,659
		2,114,091
Biotechnology — 1.2%
Regeneron Pharmaceuticals, Inc. (a)	757	528,704
Vertex Pharmaceuticals, Inc. (a)	1,867	487,231
		1,015,935
Commercial Services — 3.7%
Driven Brands Holdings, Inc. (a)	2,200	57,816
Equifax, Inc.	2,506	594,172
Global Payments, Inc.	4,703	643,558
Moody’s Corp.	1,065	359,342
Nielsen Holdings PLC	4,239	115,470
Rollins, Inc.	1,812	63,511
S&P Global, Inc.	2,116	867,941
Verisk Analytics, Inc.	2,106	452,011
WEX, Inc. (a)	100	17,845
		3,171,666
Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	11,097	1,695,622
Food — 2.0%
Campbell Soup Co.	4,988	222,315
General Mills, Inc.	7,469	505,801
Kellogg Co.	4,158	268,149
Mondelez International, Inc. Class A	11,497	721,782
		1,718,047
Health Care – Products — 5.8%
Abbott Laboratories	9,690	1,146,908

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Danaher Corp.	5,245	$1,538,516
Hologic, Inc. (a)	7,807	599,734
Thermo Fisher Scientific, Inc.	2,833	1,673,311
		4,958,469
Health Care – Services — 4.9%
Anthem, Inc.	1,197	587,990
Centene Corp. (a)	2,040	171,748
Chemed Corp.	87	44,070
Laboratory Corp. of America Holdings (a)	1,622	427,656
Quest Diagnostics, Inc.	828	113,320
Syneos Health, Inc. (a)	1,845	149,353
UnitedHealth Group, Inc.	5,411	2,759,448
		4,253,585
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	3,276	403,472
Reynolds Consumer Products, Inc.	10,034	294,398
		697,870
Pharmaceuticals — 6.4%
AmerisourceBergen Corp.	7,290	1,127,836
Bristol-Myers Squibb Co.	23,258	1,698,532
Herbalife Nutrition Ltd. (a)	1,708	51,855
Jazz Pharmaceuticals PLC (a)	2,710	421,865
McKesson Corp.	1,191	364,601
Pfizer, Inc.	36,361	1,882,409
		5,547,098
		27,723,875
Energy — 4.5%
Energy – Alternate Sources — 0.0%
Shoals Technologies Group, Inc. Class A (a)	807	13,751
Oil & Gas — 4.5%
APA Corp.	6,902	285,260
ConocoPhillips	9,079	907,900
Coterra Energy, Inc.	8,692	234,423
Devon Energy Corp.	17,693	1,046,187
HF Sinclair Corp.	6,096	242,926
Marathon Oil Corp.	46,604	1,170,226
		3,886,922
		3,900,673
Financial — 26.6%
Banks — 6.1%
The Bank of New York Mellon Corp.	9,660	479,426
Citigroup, Inc.	22,804	1,217,733
JPMorgan Chase & Co.	17,259	2,352,747
KeyCorp.	34,102	763,203

	Number of Shares	Value
US Bancorp	7,529	$400,166
		5,213,275
Diversified Financial Services — 7.2%
Affiliated Managers Group, Inc.	3,294	464,289
American Express Co.	2,480	463,760
Apollo Global Management, Inc.	4,682	290,237
BlackRock, Inc.	1,537	1,174,529
Capital One Financial Corp.	798	104,770
The Charles Schwab Corp.	5,723	482,506
Discover Financial Services	1,806	199,003
Franklin Resources, Inc.	545	15,216
Intercontinental Exchange, Inc.	8,442	1,115,357
SLM Corp.	8,886	163,147
Synchrony Financial	7,847	273,154
T. Rowe Price Group, Inc.	4,092	618,670
Tradeweb Markets, Inc. Class A	1,715	150,697
Virtu Financial, Inc. Class A	18,613	692,776
		6,208,111
Insurance — 10.0%
Aflac, Inc.	17,076	1,099,524
The Allstate Corp.	3,849	533,125
American International Group, Inc.	3,139	197,035
Aon PLC Class A	585	190,493
Arthur J Gallagher & Co.	6,083	1,062,092
Brown & Brown, Inc.	13,700	990,099
Fidelity National Financial, Inc.	13,149	642,197
Globe Life, Inc.	2,638	265,383
Lincoln National Corp.	2,709	177,060
Loews Corp.	8,893	576,444
Marsh & McLennan Cos., Inc.	6,935	1,181,863
MetLife, Inc.	12,845	902,747
The Progressive Corp.	4,442	506,344
Reinsurance Group of America, Inc.	2,394	262,047
		8,586,453
Private Equity — 0.5%
Ares Management Corp. Class A	5,459	443,434
Real Estate — 1.0%
CBRE Group, Inc. Class A (a)	9,630	881,338
Real Estate Investment Trusts (REITS) — 1.6%
Healthcare Trust of America, Inc. Class A	16,053	503,101
Omega Healthcare Investors, Inc.	5,951	185,433
Realty Income Corp.	2,474	171,448
SBA Communications Corp.	649	223,321
STORE Capital Corp.	2,679	78,307
Vornado Realty Trust	239	10,832
WP Carey, Inc.	1,826	147,614
		1,320,056

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	17,626	$188,951
		22,841,618
Industrial — 10.7%
Aerospace & Defense — 3.1%
General Dynamics Corp.	2,981	718,957
Raytheon Technologies Corp.	13,417	1,329,222
TransDigm Group, Inc. (a)	905	589,644
		2,637,823
Building Materials — 0.0%
Hayward Holdings, Inc. (a)	2,546	42,315
Electrical Components & Equipment — 1.2%
Emerson Electric Co.	10,991	1,077,668
Electronics — 0.6%
Arrow Electronics, Inc. (a)	4,315	511,888
Engineering & Construction — 0.3%
frontdoor, Inc. (a)	8,458	252,471
Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	5,439	760,318
Machinery – Diversified — 2.2%
Colfax Corp. (a)	537	21,367
Dover Corp.	2,737	429,435
Ingersoll Rand, Inc.	16,076	809,427
Westinghouse Air Brake Technologies Corp.	6,221	598,274
		1,858,503
Miscellaneous - Manufacturing — 1.0%
3M Co.	4,116	612,790
Illinois Tool Works, Inc.	1,168	244,579
		857,369
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	4,555	490,619
Expeditors International of Washington, Inc.	3,521	363,226
Knight-Swift Transportation Holdings, Inc.	5,429	273,947
Ryder System, Inc.	881	69,890
		1,197,682
		9,196,037
Technology — 11.1%
Computers — 3.8%
Accenture PLC Class A	2,715	915,580
Dell Technologies C (a)	11,237	563,985
International Business Machines Corp.	5,244	681,825
Leidos Holdings, Inc.	1,792	193,572

	Number of Shares	Value
Science Applications International Corp.	9,736	$897,367
		3,252,329
Semiconductors — 3.1%
Analog Devices, Inc.	3,823	631,483
Micron Technology, Inc.	3,609	281,105
Skyworks Solutions, Inc.	4,875	649,740
Texas Instruments, Inc.	5,994	1,099,779
		2,662,107
Software — 4.2%
Activision Blizzard, Inc.	7,535	603,629
Fidelity National Information Services, Inc.	10,173	1,021,573
Fiserv, Inc. (a)	10,462	1,060,847
Jamf Holding Corp. (a) (b)	3,704	128,936
Oracle Corp.	4,010	331,747
SolarWinds Corp.	12,124	161,370
VMware, Inc. Class A	3,009	342,635
		3,650,737
		9,565,173
Utilities — 1.5%
Electric — 0.7%
NRG Energy, Inc.	15,194	582,842
Gas — 0.8%
National Fuel Gas Co.	10,463	718,808
		1,301,650

TOTAL COMMON STOCK (Cost $76,801,652)		85,555,533

TOTAL EQUITIES (Cost $76,801,652)		85,555,533

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	97,288	97,288

TOTAL MUTUAL FUNDS (Cost $97,288)		97,288

TOTAL LONG-TERM INVESTMENTS (Cost $76,898,940)		85,652,821

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$483,095	$483,095

TOTAL SHORT-TERM INVESTMENTS (Cost $483,095)		483,095

TOTAL INVESTMENTS — 100.1% (Cost $77,382,035) (e)		86,135,916

Other Assets/(Liabilities) — (0.1)%		(102,661)

NET ASSETS — 100.0%		$86,033,255

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $407,280 or 0.47% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $325,020 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $483,095. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $492,814.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Basic Materials — 0.7%
Chemicals — 0.7%
Valvoline, Inc.	26,165	$825,768
Communications — 14.7%
Internet — 10.9%
Airbnb, Inc. Class A (a)	8,507	1,461,162
Alphabet, Inc. Class A (a)	1,193	3,318,151
Amazon.com, Inc. (a)	1,971	6,425,361
Netflix, Inc. (a)	3,103	1,162,353
Snap, Inc. Class A (a)	7,830	281,802
		12,648,829
Media — 1.2%
Comcast Corp. Class A	30,234	1,415,556
Telecommunications — 2.6%
Motorola Solutions, Inc.	5,027	1,217,539
Verizon Communications, Inc.	34,307	1,747,599
		2,965,138
		17,029,523
Consumer, Cyclical — 6.0%
Auto Manufacturers — 1.9%
General Motors Co. (a)	26,742	1,169,695
Tesla, Inc. (a)	1,005	1,082,988
		2,252,683
Entertainment — 0.3%
Warner Music Group Corp. Class A	7,806	295,457
Home Builders — 0.7%
D.R. Horton, Inc.	10,953	816,108
Retail — 3.1%
CarMax, Inc. (a) (b)	10,089	973,387
Floor & Decor Holdings, Inc. Class A (a)	3,539	286,659
O’Reilly Automotive, Inc. (a)	1,377	943,190
Target Corp.	6,355	1,348,658
		3,551,894
		6,916,142
Consumer, Non-cyclical — 22.4%
Beverages — 1.3%
The Coca-Cola Co.	12,599	781,138
Constellation Brands, Inc. Class A	2,921	672,765
		1,453,903
Biotechnology — 0.9%
Seagen, Inc. (a)	6,963	1,003,020
Commercial Services — 1.0%
PayPal Holdings, Inc. (a)	5,938	686,730

	Number of Shares	Value
TransUnion	4,909	$507,296
		1,194,026
Cosmetics & Personal Care — 2.8%
Coty, Inc. Class A (a)	12,486	112,249
The Procter & Gamble Co.	20,600	3,147,680
		3,259,929
Food — 2.1%
Mondelez International, Inc. Class A	21,565	1,353,851
Sysco Corp.	12,876	1,051,325
		2,405,176
Health Care – Products — 2.0%
Avantor, Inc. (a)	29,297	990,825
The Cooper Cos., Inc.	3,189	1,331,694
		2,322,519
Health Care – Services — 5.8%
HCA Healthcare, Inc.	11,209	2,809,200
Tenet Healthcare Corp. (a)	9,895	850,574
UnitedHealth Group, Inc.	5,941	3,029,732
		6,689,506
Pharmaceuticals — 6.5%
AstraZeneca PLC Sponsored ADR	31,905	2,116,578
Bayer AG Registered	7,287	498,556
CVS Health Corp.	23,395	2,367,808
Eli Lilly & Co.	9,072	2,597,948
		7,580,890
		25,908,969
Energy — 3.7%
Oil & Gas — 2.3%
APA Corp.	18,954	783,369
Exxon Mobil Corp.	22,816	1,884,373
		2,667,742
Oil & Gas Services — 0.3%
Nov, Inc.	14,874	291,679
Pipelines — 1.1%
Cheniere Energy, Inc.	5,442	754,534
Magellan Midstream Partners LP (c)	10,943	536,973
		1,291,507
		4,250,928
Financial — 13.5%
Banks — 3.9%
First Citizens BancShares, Inc. Class A	1,777	1,182,771
JP Morgan Chase & Co.	12,590	1,716,269
Signature Bank	2,776	814,728
SVB Financial Group (a)	1,475	825,189
		4,538,957

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.6%
American Express Co.	9,078	$1,697,586
Intercontinental Exchange, Inc.	13,967	1,845,320
Rocket Cos., Inc. Class A (b)	53,019	589,571
		4,132,477
Insurance — 3.2%
The Allstate Corp.	12,033	1,666,691
Equitable Holdings, Inc.	64,981	2,008,563
		3,675,254
Real Estate Investment Trusts (REITS) — 2.8%
Prologis, Inc.	19,819	3,200,372
		15,547,060
Industrial — 11.2%
Aerospace & Defense — 1.9%
Raytheon Technologies Corp.	22,446	2,223,725
Building Materials — 1.2%
Vulcan Materials Co.	7,697	1,413,939
Environmental Controls — 0.7%
Waste Connections, Inc.	5,355	748,093
Machinery – Diversified — 3.2%
Deere & Co.	3,762	1,562,961
Otis Worldwide Corp.	20,898	1,608,101
Rockwell Automation, Inc.	2,032	569,021
		3,740,083
Transportation — 4.2%
Union Pacific Corp.	4,763	1,301,299
United Parcel Service, Inc. Class B	16,523	3,543,523
		4,844,822
		12,970,662
Technology — 25.3%
Computers — 6.0%
Accenture PLC Class A	4,644	1,566,096
Amdocs Ltd.	3,436	282,474
Apple, Inc.	28,896	5,045,530
		6,894,100
Semiconductors — 5.1%
Advanced Micro Devices, Inc. (a)	12,970	1,418,140
Applied Materials, Inc.	11,419	1,505,024
QUALCOMM, Inc.	19,233	2,939,187
		5,862,351
Software — 14.2%
Doximity, Inc. Class A (a)	6,817	355,098
Fiserv, Inc. (a)	15,073	1,528,402
Manhattan Associates, Inc. (a)	2,433	337,481
Microsoft Corp.	25,090	7,735,498
salesforce.com, Inc. (a)	10,461	2,221,079

	Number of Shares	Value
ServiceNow, Inc. (a)	1,120	$623,717
VMware, Inc. Class A	20,061	2,284,346
Workday, Inc. Class A (a)	4,843	1,159,705
Zynga, Inc. Class A (a)	24,687	228,108
		16,473,434
		29,229,885
Utilities — 1.8%
Electric — 1.8%
FirstEnergy Corp.	45,318	2,078,283

TOTAL COMMON STOCK (Cost $89,900,548)		114,757,220

TOTAL EQUITIES (Cost $89,900,548)		114,757,220

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	166,704	166,704

TOTAL MUTUAL FUNDS (Cost $166,704)		166,704

TOTAL LONG-TERM INVESTMENTS (Cost $90,067,252)		114,923,924

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$1,017,664	1,017,664

TOTAL SHORT-TERM INVESTMENTS (Cost $1,017,664)		1,017,664

TOTAL INVESTMENTS — 100.3% (Cost $91,084,916) (f)		115,941,588

Other Assets/(Liabilities) — (0.3)%		(315,349)

NET ASSETS — 100.0%		$115,626,239

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,175,277 or 1.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,034,609 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $1,017,664. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $1,038,086.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%
COMMON STOCK — 100.4%
Basic Materials — 0.6%
Chemicals — 0.2%
LyondellBasell Industries NV Class A	2,852	$293,242
Olin Corp.	3,246	169,701
		462,943
Iron & Steel — 0.4%
Steel Dynamics, Inc.	10,379	865,920
		1,328,863
Communications — 18.5%
Advertising — 0.5%
The Trade Desk, Inc. Class A (a)	15,778	1,092,627
Internet — 17.4%
Alphabet, Inc. Class A (a)	2,339	6,505,578
Alphabet, Inc. Class C (a)	2,106	5,882,037
Amazon.com, Inc. (a)	3,630	11,833,618
CDW Corp.	13,951	2,495,694
eBay, Inc.	2,911	166,684
Etsy, Inc. (a)	4,761	591,697
Figs, Inc. Class A (a)	6,828	146,939
GoDaddy, Inc. Class A (a)	323	27,035
Match Group, Inc. (a)	10,815	1,176,023
Meta Platforms, Inc. Class A (a)	30,199	6,715,050
Netflix, Inc. (a)	4,910	1,839,237
Wayfair, Inc. Class A (a) (b)	498	55,168
		37,434,760
Media — 0.5%
Charter Communications, Inc. Class A (a)	1,196	652,442
Nexstar Media Group, Inc. Class A	2,419	455,933
		1,108,375
Telecommunications — 0.1%
CommScope Holding Co., Inc. (a)	19,339	152,391
		39,788,153
Consumer, Cyclical — 12.2%
Apparel — 1.1%
Hanesbrands, Inc.	8,124	120,966
NIKE, Inc. Class B	16,927	2,277,697
		2,398,663
Auto Manufacturers — 3.4%
Tesla, Inc. (a)	6,838	7,368,629
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	19,277	756,815
Distribution & Wholesale — 0.2%
Core & Main, Inc. Class A (a)	22,298	539,389

	Number of Shares	Value
Home Builders — 1.5%
D.R. Horton, Inc.	17,686	$1,317,784
NVR, Inc. (a)	54	241,232
PulteGroup, Inc.	10,054	421,263
Thor Industries, Inc. (b)	14,910	1,173,417
		3,153,696
Home Furnishing — 0.3%
Tempur Sealy International, Inc.	22,751	635,208
Leisure Time — 0.5%
Brunswick Corp.	1,637	132,417
Polaris, Inc. (b)	1,809	190,524
YETI Holdings, Inc. (a)	11,140	668,177
		991,118
Retail — 4.8%
AutoZone, Inc. (a)	769	1,572,282
Bath & Body Works, Inc.	5,328	254,679
Best Buy Co., Inc.	3,292	299,243
Costco Wholesale Corp.	5,280	3,040,488
Lithia Motors, Inc.	1,552	465,786
Lowe’s Cos., Inc.	10,059	2,033,829
Lululemon Athletica, Inc. (a)	4,010	1,464,572
McDonald’s Corp.	4,311	1,066,024
Williams-Sonoma, Inc.	1,185	171,825
		10,368,728
		26,212,246
Consumer, Non-cyclical — 19.1%
Agriculture — 1.4%
Altria Group, Inc.	57,291	2,993,455
Beverages — 2.0%
The Coca-Cola Co.	31,690	1,964,780
Monster Beverage Corp. (a)	28,954	2,313,424
		4,278,204
Biotechnology — 2.2%
Maravai LifeSciences Holdings, Inc. Class A (a)	6,710	236,662
Moderna, Inc. (a)	5,611	966,551
Novavax, Inc. (a)	2,220	163,503
Regeneron Pharmaceuticals, Inc. (a)	1,526	1,065,789
Vertex Pharmaceuticals, Inc. (a)	8,656	2,258,956
		4,691,461
Commercial Services — 5.3%
Automatic Data Processing, Inc.	860	195,684
Block, Inc. (a)	2,161	293,032
Equifax, Inc.	1,562	370,350
Gartner, Inc. (a)	7,803	2,321,080

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MarketAxess Holdings, Inc.	829	$282,026
Moody’s Corp.	3,667	1,237,283
PayPal Holdings, Inc. (a)	13,636	1,577,003
S&P Global, Inc.	6,899	2,829,832
Shift4 Payments, Inc. Class A (a)	2,396	148,384
TransUnion	3,040	314,154
United Rentals, Inc. (a)	1,827	648,969
Verisk Analytics, Inc.	6,018	1,291,643
		11,509,440
Cosmetics & Personal Care — 0.3%
The Estee Lauder Cos., Inc. Class A	2,260	615,443
Health Care – Products — 4.4%
Align Technology, Inc. (a)	2,288	997,568
Avantor, Inc. (a)	20,493	693,073
Danaher Corp.	8,099	2,375,680
IDEXX Laboratories, Inc. (a)	1,895	1,036,679
Intuitive Surgical, Inc. (a)	6,405	1,932,260
Thermo Fisher Scientific, Inc.	4,098	2,420,484
		9,455,744
Health Care – Services — 1.5%
Syneos Health, Inc. (a)	4,354	352,456
UnitedHealth Group, Inc.	5,489	2,799,226
		3,151,682
Pharmaceuticals — 2.0%
AbbVie, Inc.	27,300	4,425,603
		41,121,032
Energy — 0.7%
Energy – Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	4,390	885,814
Oil & Gas — 0.3%
Texas Pacific Land Corp.	473	639,548
		1,525,362
Financial — 10.4%
Diversified Financial Services — 6.4%
Discover Financial Services	4,830	532,218
Mastercard, Inc. Class A	16,092	5,750,959
Rocket Cos., Inc. Class A	51,330	570,789
T. Rowe Price Group, Inc.	4,805	726,468
Visa, Inc. Class A	28,413	6,301,151
		13,881,585
Insurance — 1.9%
Aon PLC Class A	3,528	1,148,823
Brown & Brown, Inc.	36,123	2,610,609
Lincoln National Corp.	4,351	284,381
		4,043,813
Private Equity — 1.8%
Ares Management Corp. Class A	21,205	1,722,482

	Number of Shares	Value
Blackstone, Inc.	17,628	$2,237,699
		3,960,181
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,911	174,895
Real Estate Investment Trusts (REITS) — 0.2%
Simon Property Group, Inc.	3,384	445,199
		22,505,673
Industrial — 4.2%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	467	206,134
TransDigm Group, Inc. (a)	1,992	1,297,867
		1,504,001
Electrical Components & Equipment — 0.6%
Generac Holdings, Inc. (a)	4,122	1,225,306
Electronics — 0.9%
Amphenol Corp. Class A	25,659	1,933,406
Engineering & Construction — 0.5%
frontdoor, Inc. (a)	33,420	997,587
Machinery – Diversified — 0.4%
Graco, Inc.	6,686	466,148
Nordson Corp.	2,047	464,833
		930,981
Miscellaneous - Manufacturing — 0.3%
Illinois Tool Works, Inc.	3,540	741,276
Transportation — 0.8%
Expeditors International of Washington, Inc.	9,279	957,222
Landstar System, Inc.	4,726	712,822
		1,670,044
		9,002,601
Technology — 34.7%
Computers — 7.0%
Accenture PLC Class A	11,075	3,734,822
Apple, Inc.	60,822	10,620,129
EPAM Systems, Inc. (a)	579	171,737
HP, Inc.	15,655	568,277
		15,094,965
Office & Business Equipment — 0.6%
Zebra Technologies Corp. Class A (a)	2,908	1,203,040
Semiconductors — 9.6%
Advanced Micro Devices, Inc. (a)	25,124	2,747,058
Applied Materials, Inc.	13,742	1,811,196
KLA Corp.	5,657	2,070,801
Lam Research Corp.	2,545	1,368,218
Micron Technology, Inc.	9,860	767,995
NVIDIA Corp.	33,521	9,146,540

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	17,688	$2,703,080
		20,614,888
Software — 17.5%
Adobe, Inc. (a)	9,194	4,188,970
Aspen Technology, Inc. (a)	223	36,878
Autodesk, Inc. (a)	2,746	588,605
Datadog, Inc. Class A (a)	4,820	730,085
Dynatrace, Inc. (a)	11,302	532,324
Fiserv, Inc. (a)	21,496	2,179,695
Intuit, Inc.	5,923	2,848,015
Jamf Holding Corp. (a) (b)	8,865	308,591
Microsoft Corp.	76,062	23,450,675
Paycom Software, Inc. (a)	1,615	559,404
Playtika Holding Corp. (a)	2,928	56,598
salesforce.com, Inc. (a)	3,635	771,783
Tyler Technologies, Inc. (a)	1,848	822,157
Zoom Video Communications, Inc. Class A (a)	5,514	646,406
		37,720,186
		74,633,079

TOTAL COMMON STOCK (Cost $183,806,172)		216,117,009

TOTAL EQUITIES (Cost $183,806,172)		216,117,009

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	192,425	192,425
TOTAL MUTUAL FUNDS (Cost $192,425)		192,425

TOTAL LONG-TERM INVESTMENTS (Cost $183,998,597)		216,309,434

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$667,102	$667,102

TOTAL SHORT-TERM INVESTMENTS (Cost $667,102)		667,102

TOTAL INVESTMENTS — 100.8% (Cost $184,665,699) (e)		216,976,536

Other Assets/(Liabilities) — (0.8)%		(1,674,722)

NET ASSETS — 100.0%		$215,301,814

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,793,919 or 0.83% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,641,497 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $667,102. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $680,530.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%
COMMON STOCK — 97.4%
Basic Materials — 2.8%
Chemicals — 0.8%
Amyris, Inc. (a) (b)	180,920	$788,811
NewMarket Corp.	5,695	1,847,344
		2,636,155
Mining — 2.0%
Compass Minerals International, Inc.	57,773	3,627,567
Kaiser Aluminum Corp.	32,346	3,045,699
		6,673,266
		9,309,421
Communications — 2.4%
Internet — 1.5%
Bumble, Inc. (a)	43,063	1,247,966
Q2 Holdings, Inc. (a) (b)	61,716	3,804,791
		5,052,757
Telecommunications — 0.9%
EchoStar Corp. Class A (a)	126,568	3,080,665
		8,133,422
Consumer, Cyclical — 11.5%
Airlines — 0.5%
Spirit Airlines, Inc. (a) (b)	81,057	1,772,716
Auto Parts & Equipment — 2.9%
Allison Transmission Holdings, Inc.	54,911	2,155,806
Dorman Products, Inc. (a)	40,720	3,869,622
Visteon Corp. (a)	32,455	3,541,814
		9,567,242
Entertainment — 0.9%
Cedar Fair LP (a) (c)	58,867	3,225,912
Home Builders — 0.5%
Skyline Champion Corp. (a)	29,631	1,626,149
Lodging — 0.6%
Boyd Gaming Corp.	28,915	1,902,029
Retail — 6.1%
AutoNation, Inc. (a)	57,073	5,683,329
BJ’s Wholesale Club Holdings, Inc. (a)	77,865	5,264,453
Denny’s Corp. (a)	215,215	3,079,727
Suburban Propane Partners LP (c)	192,505	3,099,330
Texas Roadhouse, Inc.	37,503	3,140,126
		20,266,965
		38,361,013
Consumer, Non-cyclical — 22.4%
Biotechnology — 1.7%
Avid Bioservices, Inc. (a)	140,762	2,867,322

	Number of Shares	Value
Intra-Cellular Therapies, Inc. (a)	27,303	$1,670,671
Twist Bioscience Corp. (a)	24,617	1,215,587
		5,753,580
Commercial Services — 5.5%
ASGN, Inc. (a)	48,542	5,665,337
Korn Ferry	84,373	5,479,183
Monro, Inc.	80,429	3,566,222
Paya Holdings, Inc. (a)	307,335	1,800,983
Payoneer Global, Inc. (a)	383,268	1,709,375
		18,221,100
Food — 1.4%
The Simply Good Foods Co. (a)	120,498	4,572,899
Health Care – Products — 4.3%
AtriCure, Inc. (a)	60,177	3,951,824
BioLife Solutions, Inc. (a)	63,533	1,444,105
Inspire Medical Systems, Inc. (a)	23,329	5,988,321
Tandem Diabetes Care, Inc. (a)	26,393	3,069,242
		14,453,492
Health Care – Services — 6.9%
Acadia Healthcare Co., Inc. (a)	85,968	5,633,483
Addus HomeCare Corp. (a)	41,915	3,910,250
LHC Group, Inc. (a)	33,197	5,597,014
Tenet Healthcare Corp. (a)	90,333	7,765,025
		22,905,772
Household Products & Wares — 0.5%
ACCO Brands Corp.	222,842	1,782,736
Pharmaceuticals — 2.1%
BellRing Brands, Inc. (a)	143,361	3,308,772
Collegium Pharmaceutical, Inc. (a)	81,561	1,660,582
Heska Corp. (a)	14,766	2,041,842
		7,011,196
		74,700,775
Energy — 4.4%
Oil & Gas — 3.0%
Chesapeake Energy Corp. (b)	48,767	4,242,729
CNX Resources Corp. (a)	144,370	2,991,347
Helmerich & Payne, Inc.	63,663	2,723,503
		9,957,579
Oil & Gas Services — 0.8%
Nov, Inc.	134,846	2,644,330
Pipelines — 0.6%
Equitrans Midstream Corp.	222,954	1,881,732
		14,483,641
Financial — 20.2%
Banks — 6.7%
The Bank of NT Butterfield & Son Ltd.	58,277	2,090,979

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BankUnited, Inc.	96,445	$4,239,722
Cathay General Bancorp	80,735	3,612,891
Columbia Banking System, Inc.	47,026	1,517,529
FB Financial Corp.	44,901	1,994,502
Heritage Financial Corp.	79,937	2,003,221
Silvergate Capital Corp. Class A (a)	16,452	2,477,178
Webster Financial Corp.	81,382	4,567,158
		22,503,180
Diversified Financial Services — 3.8%
Federated Hermes, Inc.	94,199	3,208,418
Focus Financial Partners, Inc. Class A (a)	75,933	3,473,176
Stifel Financial Corp.	87,697	5,954,626
		12,636,220
Insurance — 1.0%
Definity Financial Corp.	136,295	3,481,102
Real Estate Investment Trusts (REITS) — 4.8%
DiamondRock Hospitality Co. (a)	398,946	4,029,354
Four Corners Property Trust, Inc.	166,951	4,514,355
National Storage Affiliates Trust	92,670	5,815,969
Sabra Health Care REIT, Inc.	107,875	1,606,259
		15,965,937
Savings & Loans — 3.9%
Berkshire Hills Bancorp, Inc.	82,992	2,404,278
OceanFirst Financial Corp.	98,477	1,979,388
Pacific Premier Bancorp, Inc.	100,393	3,548,893
WSFS Financial Corp.	106,591	4,969,272
		12,901,831
		67,488,270
Industrial — 15.8%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	27,307	4,100,419
Building Materials — 2.2%
Masonite International Corp. (a)	33,179	2,950,940
Summit Materials, Inc. Class A (a)	137,017	4,255,748
		7,206,688
Electronics — 1.5%
Atkore, Inc. (a)	49,876	4,909,794
Engineering & Construction — 1.7%
Primoris Services Corp.	71,497	1,703,059
TopBuild Corp. (a)	21,208	3,846,919
		5,549,978
Environmental Controls — 1.8%
Evoqua Water Technologies Corp. (a)	131,790	6,191,494

	Number of Shares	Value
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	22,791	$3,390,845
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	37,602	2,025,244
Machinery – Diversified — 1.4%
Zurn Water Solutions Corp.	128,075	4,533,855
Metal Fabricate & Hardware — 0.8%
Valmont Industries, Inc.	11,941	2,849,123
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	36,873	3,603,598
Packaging & Containers — 0.9%
Silgan Holdings, Inc.	62,153	2,873,333
Transportation — 1.6%
CryoPort, Inc. (a)	78,240	2,731,358
Hub Group, Inc. Class A (a)	33,241	2,566,538
		5,297,896
		52,532,267
Technology — 14.2%
Computers — 3.2%
CACI International, Inc. Class A (a)	16,922	5,097,922
KBR, Inc.	103,859	5,684,203
		10,782,125
Semiconductors — 5.2%
Allegro MicroSystems, Inc. (a)	84,691	2,405,224
Ambarella, Inc. (a)	20,575	2,158,729
Azenta, Inc.	63,035	5,224,341
MKS Instruments, Inc.	24,234	3,635,100
Semtech Corp. (a)	57,398	3,979,977
		17,403,371
Software — 5.8%
Bottomline Technologies de, Inc. (a)	57,022	3,232,007
Consensus Cloud Solutions, Inc. (a)	32,535	1,956,330
Envestnet, Inc. (a)	28,227	2,101,218
Olo, Inc. Class A (a)	63,817	845,575
Paycor HCM, Inc. (a)	144,834	4,216,118
Sprout Social, Inc. Class A (a)	14,458	1,158,375
Ziff Davis, Inc. (a)	59,907	5,797,799
		19,307,422
		47,492,918
Utilities — 3.7%
Electric — 1.5%
Avista Corp.	107,594	4,857,869
Gas — 2.2%
National Fuel Gas Co.	61,750	4,242,225

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northwest Natural Holding Co.	62,476	$3,231,259
		7,473,484
		12,331,353

TOTAL COMMON STOCK (Cost $259,360,556)		324,833,080

TOTAL EQUITIES (Cost $259,360,556)		324,833,080

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	4,284,761	4,284,761

TOTAL MUTUAL FUNDS (Cost $4,284,761)		4,284,761

TOTAL LONG-TERM INVESTMENTS (Cost $263,645,317)		329,117,841

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$10,889,830	10,889,830

TOTAL SHORT-TERM INVESTMENTS (Cost $10,889,830)		10,889,830

TOTAL INVESTMENTS — 101.9% (Cost $274,535,147) (f)		340,007,671

Other Assets/(Liabilities) — (1.9)%		(6,456,769)

NET ASSETS — 100.0%		$333,550,902

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $7,886,127 or 2.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,766,944 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $10,889,830. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $11,107,685.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Cayman Islands — 4.5%
Farfetch Ltd. Class A (a)	91,953	$1,390,329
JD.com, Inc. ADR (a) (b)	161,251	9,331,595
Meituan Class B Class B (a) (c)	62,200	1,225,690
StoneCo Ltd. Class A (a)	47,192	552,147
		12,499,761
Denmark — 2.2%
Ambu A/S Class B	29,136	427,888
Novo Nordisk A/S Class B	51,794	5,736,013
		6,163,901
France — 8.7%
Dassault Systemes SE	22,326	1,100,113
Kering SA	12,121	7,656,810
LVMH Moet Hennessy Louis Vuitton SE	21,660	15,423,425
		24,180,348
Germany — 2.1%
SAP SE	52,881	5,900,637
India — 4.6%
DLF Ltd.	1,761,620	8,764,746
ICICI Bank Ltd. Sponsored ADR	211,892	4,013,235
		12,777,981
Italy — 0.4%
Brunello Cucinelli SpA (a)	19,358	1,129,930
Japan — 10.6%
FANUC Corp.	3,300	580,333
Keyence Corp.	16,400	7,624,818
Murata Manufacturing Co. Ltd.	108,430	7,167,839
Nidec Corp.	92,200	7,304,615
Omron Corp.	53,600	3,573,658
TDK Corp.	92,200	3,328,966
		29,580,229
Netherlands — 4.3%
Airbus SE (a) (b)	78,349	9,470,320
ASML Holding NV	3,655	2,437,883
		11,908,203
Sweden — 3.4%
Assa Abloy AB Class B	160,288	4,321,928
Atlas Copco AB Class A	100,129	5,196,545
		9,518,473
Switzerland — 0.9%
Lonza Group AG Registered	2,650	1,919,881
Zur Rose Group AG (a) (b)	4,328	632,791
		2,552,672

	Number of Shares	Value
United States — 57.8%
Adobe, Inc. (a)	25,372	$11,559,991
Agilent Technologies, Inc.	32,195	4,260,364
Alphabet, Inc. Class A (a)	12,113	33,690,492
Amazon.com, Inc. (a)	919	2,995,894
Analog Devices, Inc.	65,715	10,854,804
Avantor, Inc. (a)	131,718	4,454,703
Boston Scientific Corp. (a)	38,293	1,695,997
Castle Biosciences, Inc. (a) (b)	10,186	456,944
Charles River Laboratories International, Inc. (a)	4,719	1,340,054
Danaher Corp.	4,006	1,175,080
Datadog, Inc. Class A (a)	3,451	522,723
Dun & Bradstreet Holdings, Inc. (a)	25,115	440,015
Ecolab, Inc.	2,260	399,026
Equifax, Inc.	26,237	6,220,793
Fidelity National Information Services, Inc.	13,189	1,324,439
IDEXX Laboratories, Inc. (a)	1,599	874,749
Illumina, Inc. (a)	6,909	2,414,005
Intuit, Inc.	34,047	16,371,159
Intuitive Surgical, Inc. (a)	5,552	1,674,927
IQVIA Holdings, Inc. (a)	9,587	2,216,610
Lam Research Corp.	513	275,794
Marriott International, Inc. Class A (a)	6,518	1,145,538
Marvell Technology, Inc.	60,519	4,339,817
Meta Platforms, Inc. Class A (a)	51,338	11,415,518
Microsoft Corp.	12,248	3,776,181
NVIDIA Corp.	6,388	1,743,030
Omnicell, Inc. (a)	8,534	1,105,068
Phathom Pharmaceuticals, Inc. (a) (b)	28,129	382,836
Qualtrics International Inc (a)	39,283	1,121,530
S&P Global, Inc.	38,050	15,607,349
Splunk, Inc. (a)	13,130	1,951,249
United Parcel Service, Inc. Class B	36,446	7,816,209
Veracyte, Inc. (a)	41,501	1,144,183
Visa, Inc. Class A	19,274	4,274,395
The Walt Disney Co. (a)	4,237	581,147
		161,622,613

TOTAL COMMON STOCK (Cost $145,893,668)		277,834,748

TOTAL EQUITIES (Cost $145,893,668)		277,834,748

The accompanying notes are an integral part of the financial statements.

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.0%
United States — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	5,682,075	$5,682,075

TOTAL MUTUAL FUNDS (Cost $5,682,075)		5,682,075

TOTAL LONG-TERM INVESTMENTS (Cost $151,575,743)		283,516,823

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$1,751,197	1,751,197

TOTAL SHORT-TERM INVESTMENTS (Cost $1,751,197)		1,751,197

TOTAL INVESTMENTS — 102.1% (Cost $153,326,940) (f)		285,268,020

Other Assets/(Liabilities) — (2.1)%		(5,911,846)

NET ASSETS — 100.0%		$279,356,174

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $17,017,005 or 6.09% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,028,760 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,225,690 or 0.44% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $1,751,197. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,786,244.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Technology	22.8%
Industrial	21.7%
Communications	21.7%
Consumer, Non-cyclical	17.8%
Consumer, Cyclical	9.3%
Financial	6.1%
Mutual Funds	2.0%
Basic Materials	0.1%
Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Australia — 1.1%
BHP Group Ltd. (a)	3,900	$151,905
BHP Group Ltd. Sponsored ADR	2,100	162,225
Lendlease Corp Ltd.	28,600	237,699
Macquarie Group Ltd.	3,100	466,329
Santos Ltd.	80,500	462,891
		1,481,049
Austria — 0.1%
ams-OSRAM AG (b)	6,766	103,435
Belgium — 0.7%
Anheuser-Busch InBev SA	7,200	431,851
Groupe Bruxelles Lambert SA	2,000	207,410
KBC Group NV	3,900	280,486
		919,747
Canada — 6.5%
The Bank of Nova Scotia	29,026	2,080,334
Canadian National Railway Co.	25,877	3,471,242
Intact Financial Corp.	20,686	3,056,527
TFI International, Inc.	500	53,254
		8,661,357
Cayman Islands — 0.7%
CK Asset Holdings Ltd.	58,000	396,414
CK Hutchison Holdings Ltd.	80,200	587,999
		984,413
Finland — 1.7%
Kone OYJ Class B	34,527	1,808,368
Nokia OYJ (b)	69,800	384,241
		2,192,609
France — 11.7%
Amundi SA (c)	3,392	231,447
AXA SA	73,167	2,136,763
Capgemini SE	11,490	2,555,872
Dassault Aviation SA	1,400	222,576
Engie SA	47,200	618,717
LVMH Moet Hennessy Louis Vuitton SE	1,610	1,146,432
Rexel SA	8,200	174,684
Sanofi	5,200	530,318
Schneider Electric SE	13,122	2,190,802
TotalEnergies SE (a)	37,102	1,882,509
Ubisoft Entertainment SA (b)	3,400	149,680
Veolia Environnement SA	14,892	475,194
Vinci SA	31,134	3,183,066
		15,498,060

	Number of Shares	Value
Germany — 4.2%
Allianz SE Registered	760	$181,484
BASF SE	7,300	416,281
Bayer AG Registered	2,200	150,518
Deutsche Boerse AG	2,180	391,612
Deutsche Post AG Registered	8,400	403,356
Fresenius SE & Co. KGaA	11,300	415,797
HeidelbergCement AG	7,100	406,058
Infineon Technologies AG	10,100	345,050
Merck KGaA	7,049	1,476,264
SAP SE	4,000	446,333
Siemens AG Registered	3,560	493,281
Siemens Energy AG (b)	13,334	304,664
Talanx AG (b)	3,300	146,449
		5,577,147
Hong Kong — 2.5%
AIA Group Ltd.	320,967	3,360,343
Ireland — 3.3%
AIB Group PLC	91,900	201,661
DCC PLC	4,100	317,770
Linde PLC	570	182,075
Linde PLC (b)	9,910	3,193,408
Ryanair Holdings PLC Sponsored ADR (b)	500	43,560
Smurfit Kappa Group PLC	10,400	460,957
		4,399,431
Israel — 0.3%
Check Point Software Technologies Ltd. (b)	2,490	344,267
Italy — 0.1%
Prysmian SpA	4,100	139,660
Japan — 16.1%
Astellas Pharma, Inc.	254,720	3,993,073
Chugai Pharmaceutical Co. Ltd.	33,590	1,123,361
Denka Co. Ltd.	8,000	222,361
FANUC Corp.	1,500	263,788
Fujitsu Ltd.	1,900	283,256
Hitachi Ltd.	8,600	430,933
Japan Airlines Co. Ltd. (b)	8,700	161,926
Kao Corp.	57,150	2,346,107
KDDI Corp.	112,250	3,686,997
Kirin Holdings Co. Ltd.	103,120	1,542,234
Kyocera Corp.	6,500	365,357
Nintendo Co. Ltd.	400	201,825
Olympus Corp.	16,100	305,874
ORIX Corp.	28,900	576,815
Rakuten Group, Inc.	44,100	347,660
SBI Holdings, Inc.	7,400	187,012

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sega Sammy Holdings, Inc.	12,000	$207,125
Seven & i Holdings Co. Ltd.	12,400	589,995
Shiseido Co. Ltd.	36,850	1,867,594
Sony Group Corp.	8,700	897,935
Square Enix Holdings Co. Ltd.	4,800	212,482
Sumitomo Mitsui Financial Group, Inc.	14,500	462,756
Toshiba Corp.	12,800	485,705
Toyota Industries Corp.	7,400	509,342
		21,271,513
Luxembourg — 0.3%
ArcelorMittal SA	10,500	337,504
Netherlands — 5.3%
AerCap Holdings NV (b)	2,910	146,315
Airbus SE (b)	300	36,262
ASML Holding NV	290	193,430
CNH Industrial NV	21,200	335,683
EXOR NV	1,400	106,781
Heineken Holding NV	4,500	352,200
Heineken NV	33,493	3,193,186
Koninklijke Philips NV	77,454	2,369,549
NXP Semiconductor NV	1,300	240,604
		6,974,010
Norway — 0.4%
DNB Bank ASA	9,700	219,612
Mowi ASA	12,300	331,586
		551,198
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	7,200	411,319
Singapore — 0.4%
DBS Group Holdings, Ltd.	19,600	515,291
Spain — 3.1%
Iberdrola SA	195,032	2,122,796
Industria de Diseno Textil SA	87,951	1,913,712
		4,036,508
Sweden — 2.7%
Assa Abloy AB Class B	100,950	2,721,967
Essity AB Class B	7,600	179,067
Investor AB Class B	11,000	238,876
Lundin Energy AB (a)	5,041	213,711
Volvo AB Class B	14,200	264,851
		3,618,472
Switzerland — 10.2%
ABB Ltd. Registered	13,400	433,538
Alcon, Inc.	1,200	94,792
Cie Financiere Richemont SA Registered	2,600	329,806

	Number of Shares	Value
Nestle SA Registered	29,043	$3,770,386
Novartis AG Registered	43,785	3,840,008
Roche Holding AG	11,115	4,395,708
UBS Group AG Registered	36,200	707,239
		13,571,477
United Kingdom — 27.1%
Ashtead Group PLC	2,600	163,899
AstraZeneca PLC	22,392	2,969,429
Aviva PLC	47,300	279,208
BAE Systems PLC	320,588	3,022,010
Barratt Developments PLC	21,100	143,959
BP PLC	59,400	290,290
Bunzl PLC	6,900	268,274
Compass Group PLC	104,023	2,241,806
Diageo PLC	59,200	2,992,157
Entain PLC (b)	6,200	132,981
Experian PLC	66,205	2,553,195
GlaxoSmithKline PLC	18,000	388,151
Glencore PLC	47,500	308,692
Imperial Brands PLC	7,900	166,343
Inchcape PLC	16,656	145,397
Informa PLC (b)	34,200	268,410
Kingfisher PLC	93,700	312,710
Liberty Global PLC Class C (b)	14,300	370,513
Lloyds Banking Group PLC	719,800	440,660
Melrose Industries PLC	138,021	223,414
National Grid PLC	228,355	3,507,462
Persimmon PLC	10,200	286,888
Prudential PLC	96,791	1,429,775
Reckitt Benckiser Group PLC	49,002	3,745,565
Shell PLC	93,511	2,566,293
Smith & Nephew PLC	207,060	3,300,453
Tesco PLC	108,900	393,710
Unilever PLC	10,700	484,386
Unilever PLC	55,887	2,529,692
		35,925,722

TOTAL COMMON STOCK (Cost $125,035,958)		130,874,532

TOTAL EQUITIES (Cost $125,035,958)		130,874,532

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.6%
United States — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,191,126	$2,191,126

TOTAL MUTUAL FUNDS (Cost $2,191,126)		2,191,126

TOTAL LONG-TERM INVESTMENTS (Cost $127,227,084)		133,065,658

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$601,920	601,920

TOTAL SHORT-TERM INVESTMENTS (Cost $601,920)		601,920

TOTAL INVESTMENTS — 100.9% (Cost $127,829,004) (f)		133,667,578

Other Assets/(Liabilities) — (0.9)%		(1,177,184)

NET ASSETS — 100.0%		$132,490,394

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,233,511 or 1.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $159,846 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $231,447 or 0.17% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $601,920. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $613,959.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	39.9%
Industrial	15.9%
Financial	14.1%
Consumer, Cyclical	7.1%
Utilities	5.1%
Energy	4.3%
Basic Materials	4.1%
Technology	4.0%
Communications	3.8%
Mutual Funds	1.7%
Diversified	0.4%
Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%
COMMON STOCK — 94.5%
Bermuda — 0.1%
Credicorp Ltd.	962	$165,339
Brazil — 4.3%
Ambev SA	413,163	1,336,409
Americanas SA	218,320	1,497,180
Americanas SA (a) (b) (c)	5,205	35,694
Lojas Renner SA	161,633	933,598
Vale SA ADR Sponsored ADR	109,667	2,192,243
		5,995,124
Cayman Islands — 19.5%
Alibaba Group Holding Ltd. (c)	128,100	1,753,341
BeiGene Ltd. ADR (c)	8,782	1,656,285
Brii Biosciences Ltd. (c)	172,000	241,945
Grab Holdings, Ltd. (Acquired 6/18/19, Cost $360,959) (a) (c) (d)	360,959	1,263,357
Huazhu Group Ltd.	2,800	9,398
Huazhu Group Ltd. ADR	108,857	3,591,192
JD.com, Inc. Class A (c)	50	1,464
JD.COM, Inc., Class A, Lockup Shares (Acquired 1/20/22, Cost $151,071) (a) (c) (d)	4,142	115,245
Keymed Biosciences, Inc. (a) (c)	18,000	47,019
Keymed Biosciences, Inc. (c) (e)	15,250	41,932
Meituan Class B Class B (c) (e)	72,000	1,418,805
NetEase, Inc. ADR ADR	49,680	4,455,799
New Horizon Health Ltd. (c) (e)	47,500	137,144
NU Holdings Ltd/Cayman Islands Class A (c)	85,824	662,561
OneConnect Financial Technology Co. Ltd. (c)	1,767	2,492
Pagseguro Digital Ltd. Class A (c)	50,263	1,007,773
Tencent Holdings Ltd.	98,690	4,655,739
Wuxi Biologics Cayman, Inc. (c) (e)	283,000	2,295,759
Zai Lab Ltd. ADR (c)	28,464	1,251,847
ZTO Express Cayman, Inc.	9,370	235,673
ZTO Express Cayman, Inc. ADR	95,801	2,395,025
		27,239,795
China — 0.1%
Microtech Medical Co., Ltd. (Acquired 10/12/21, Cost $106,879) (a) (c) (d)	27,000	37,143
MicroTech Medical Hangzhou Co. Ltd. (c) (e)	15,200	22,010
Remegen Co. Ltd. Class H (c) (e)	3,004	17,705
		76,858
Cyprus — 0.0%
TCS Group Holding PLC (a) (b)	10,040	—

	Number of Shares	Value
Egypt — 0.4%
Commercial International Bank Egypt SAE (c)	241,753	$610,863
France — 4.3%
Kering SA	2,296	1,450,378
L’Oreal SA	195	78,052
LVMH Moet Hennessy Louis Vuitton SE	264	187,986
Pernod Ricard SA	19,337	4,241,031
		5,957,447
Hong Kong — 5.3%
AIA Group Ltd.	671,400	7,029,177
Hong Kong Exchanges & Clearing Ltd.	7,100	334,602
		7,363,779
India — 19.4%
HDFC Bank Ltd.	21,683	418,401
HDFC Life Insurance Co. Ltd. (e)	38,712	273,208
Housing Development Finance Corp. Ltd.	269,386	8,416,103
Infosys Ltd.	135,499	3,390,881
Kotak Mahindra Bank Ltd.	273,980	6,297,213
Macrotech Developers Ltd. (c) (e)	13,802	203,067
Oberoi Realty Ltd. (c)	71,011	876,102
Tata Consultancy Services Ltd.	122,087	6,008,862
Zee Entertainment Enterprises Ltd.	353,109	1,334,470
		27,218,307
Indonesia — 1.0%
Bank Central Asia Tbk PT	2,420,200	1,340,886
Italy — 1.5%
Moncler SpA	4,060	226,100
PRADA SpA	286,600	1,811,617
		2,037,717
Luxembourg — 0.3%
InPost SA (c)	64,348	404,462
Mexico — 9.8%
America Movil SAB de CV Sponsored ADR	60,262	1,274,541
Fomento Economico Mexicano SAB de CV	334,754	2,779,350
Grupo Mexico SAB de CV Series B	1,115,696	6,661,081
Wal-Mart de Mexico SAB de CV	746,909	3,060,863
		13,775,835
Netherlands — 0.0%
Yandex NV Class A (a) (b) (c)	83,348	—
Philippines — 2.5%
Ayala Land, Inc.	1,591,500	1,075,773
SM Investments Corp.	103,430	1,812,147

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SM Prime Holdings, Inc.	902,857	$658,903
		3,546,823
Republic of Korea — 6.6%
LG Chem Ltd.	4,155	1,801,423
NAVER Corp.	3,748	1,048,028
Samsung Biologics Co. Ltd. (c) (e)	3,993	2,715,082
Samsung Electronics Co. Ltd.	65,025	3,714,725
		9,279,258
Russia — 0.0%
Novatek PJSC (a) (b)	28,473	—
Novatek PJSC Sponsored GDR Registered (a) (b)	172	—
Polyus PJSC (a) (b) (c)	4,927	—
Polyus PJSC GDR (a) (b) (e)	4,390	—
Polyus PJSC GDR (a) (b)	454	—
Sberbank of Russia PJSC (a) (b)	18,062	—
		—
South Africa — 1.0%
FirstRand Ltd. (f)	277,878	1,467,303
Switzerland — 3.1%
Cie Financiere Richemont SA Registered	34,287	4,349,255
Taiwan — 11.2%
MediaTek, Inc.	59,000	1,839,555
Taiwan Semiconductor Manufacturing Co. Ltd.	671,000	13,872,545
		15,712,100
Turkey — 0.1%
Akbank TAS	298,924	147,833
United Kingdom — 0.5%
Prudential PLC	46,607	670,390
United States — 3.5%
Yum China Holdings, Inc.	118,591	4,926,270

TOTAL COMMON STOCK (Cost $141,299,679)		132,285,644

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Banco Bradesco SA 3.340%	392,022	1,829,581

TOTAL PREFERRED STOCK (Cost $1,546,749)		1,829,581

TOTAL EQUITIES (Cost $142,846,428)		134,115,225

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (c)	53,937	$42,610

TOTAL WARRANTS (Cost $0)		42,610

RIGHTS — 0.0%
Republic of Korea — 0.0%
Samsung Biologics Co. Ltd. (a) (c)	247	40,554

TOTAL RIGHTS (Cost $0)		40,554

TOTAL LONG-TERM INVESTMENTS (Cost $142,846,428)		134,198,389

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$7,187,696	7,187,696

TOTAL SHORT-TERM INVESTMENTS (Cost $7,187,696)		7,187,696

TOTAL INVESTMENTS — 101.0% (Cost $150,034,124) (h)		141,386,085

Other Assets/(Liabilities) — (1.0)%		(1,388,623)

NET ASSETS — 100.0%		$139,997,462

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $1,539,012 or 1.10% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $1,415,745 or 1.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $7,124,712 or 5.09% of net assets.

(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,166,478 or 0.83% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,255,523 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)

Maturity value of $7,187,696. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $7,331,515.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Technology	23.9%
Financial	23.8%
Consumer, Cyclical	15.7%
Consumer, Non-cyclical	13.4%
Communications	9.2%
Basic Materials	7.6%
Industrial	2.2%
Energy	0.0%
Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$—	$966,860,155
Repurchase agreements, at value (Note 2) (b)	42,841,412	718,014
Other short-term investments, at value (Note 2) (c)	177,539,864	22,997,776
Total investments (d)	220,381,276	990,575,945
Cash	—	42,881
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	—	1,269,402
Delayed delivery	—	—
Collateral pledged for open purchased options (Note 2)	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	1,203,119	647,020
Collateral pledged for open futures contracts (Note 2)	—	4,042,000
Collateral pledged for open swap agreements (Note 2)	—	15,030,000
Investment adviser (Note 3)	72,607	34,271
Variation margin on open derivative instruments (Note 2)	—	369,907
Interest and dividends	13,970	5,686,189
Interest tax reclaim	—	—
Foreign taxes withheld	—	—
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	13,717	103,764
Total assets	221,684,689	1,017,801,379
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	1,502,893
Delayed delivery	—	—
Collateral held for open swap agreements (Note 2)	—	—
Collateral held for open purchased options (Note 2)	—	2,239,000
Written options outstanding, at value (Note 2) (f)	—	—
Dividends (Note 2)	—	191,588
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares repurchased	2,969,554	3,116,541
Collateral held for securities on loan (Note 2) (g)	—	721,020
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	45,740	—
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	50,413	148,596
Investment advisory fees	65,815	295,382
Service fees	—	28,679
Distribution fees	—	2,725
Due to custodian	4,296,524	—
Accrued expense and other liabilities	46,167	223,215
Total liabilities	7,474,213	8,469,639
Net assets	$214,210,476	$1,009,331,740
Net assets consist of:
Paid-in capital	$214,256,458	$1,122,245,523
Accumulated Gain (Loss)	(45,982)	(112,913,783)
Net assets	$214,210,476	$1,009,331,740

(a)	Cost of investments:	$—	$1,020,838,330
(b)	Cost of repurchase agreements:	$42,841,412	$718,014
(c)	Cost of other short-term investments:	$177,539,864	$22,997,256
(d)	Securities on loan with market value of:	$—	$706,318
(e)	Cost of foreign currency:	$—	$—
(f)	Premiums on written options:	$—	$—
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$322,318,244	$956,528,091	$194,013,668	$472,084,909	$152,630,282
7,987,879	3,096,549	3,270,495	2,036,143	5,089,187
20,457,602	175,188,165	28,994,473	3,997,666	86,963
350,763,725	1,134,812,805	226,278,636	478,118,718	157,806,432
1,770,000	7,583	—	1,375,957	—
—	—	4,143	230	—

—	4,376,123	921,477	13,423,718	157,216
—	175,392,649	31,048,879	119,223	—
470,000	—	—	—	—
—	—	135,237	—	—
16,833,767	330,240	689,682	229,209	21,096
—	—	—	—	—
1,870,000	—	—	—	—
—	—	—	—	3
—	266,158	91,694	—	—
323,816	5,230,136	1,407,314	7,577,507	275,496
—	—	113	—	—
—	—	15,259	499,019	—
886,225	—	—	—	—
56,245	53,595	53,594	77,607	59,478
372,973,778	1,320,469,289	260,646,028	501,421,188	158,319,721

2,999,875	20,776,927	580,024	1,646,458	—
3,587,000	329,830,949	55,367,469	2,226,721	9,176,662
—	—	—	—	—
—	3,719,000	770,000	—	—
—	—	32,389	—	—
—	—	—	—	—
—	—	158,196	—	—
132,641	—	—	—	—
1,968,877	4,406,785	73,506	1,955,413	127,552
5,537,500	4,718,730	1,971,923	13,124,605	4,622,123
4,940,737	—	—	—	—
27,851	136,183	18,046	37,413	14,808
8,437	—	—	—	11,438

45,278	94,540	51,216	64,029	38,182
113,186	308,778	64,179	199,262	57,993
12,275	31,267	9,114	16,416	22,611
1,816	181	724	6,276	8,319
—	—	—	—	—
62,259	117,147	63,009	124,076	59,134
19,437,732	364,140,487	59,159,795	19,400,669	14,138,822
$353,536,046	$956,328,802	$201,486,233	$482,020,519	$144,180,899

$352,867,559	$1,009,997,864	$211,927,287	$522,513,546	$136,800,006
668,487	(53,669,062)	(10,441,054)	(40,493,027)	7,380,893
$353,536,046	$956,328,802	$201,486,233	$482,020,519	$144,180,899

$326,178,150	$995,944,940	$202,915,915	$482,268,454	$146,974,631
$7,987,879	$3,096,549	$3,270,495	$2,036,143	$5,089,187
$20,482,740	$175,310,142	$28,993,854	$3,996,773	$86,950
$5,424,179	$7,662,968	$4,147,350	$13,001,581	$4,817,108
$—	$—	$3,948	$230	$—
$—	$—	$23,735	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Class I shares:
Net assets	$—	$165,274,105
Shares outstanding (a)	—	17,883,115
Net asset value, offering price and redemption price per share	$—	$9.24
Class R5 shares:
Net assets	$214,210,476	$48,031,957
Shares outstanding (a)	214,413,787	5,176,348
Net asset value, offering price and redemption price per share	$1.00	$9.28
Service Class shares:
Net assets	$—	$2,371,332
Shares outstanding (a)	—	257,279
Net asset value, offering price and redemption price per share	$—	$9.22
Administrative Class shares:
Net assets	$—	$12,044,245
Shares outstanding (a)	—	1,311,241
Net asset value, offering price and redemption price per share	$—	$9.19
Class A shares:
Net assets	$—	$8,507,896
Shares outstanding (a)	—	930,330
Net asset value, and redemption price per share	—	9.15
Offering price per share (100/[100-maximum sales charge] of net asset value)	$—	$9.38
Class R4 shares:
Net assets	$—	$7,919,398
Shares outstanding (a)	—	855,277
Net asset value, offering price and redemption price per share	$—	$9.26
Class R3 shares:
Net assets	$—	$11,440,549
Shares outstanding (a)	—	1,246,593
Net asset value, offering price and redemption price per share	$—	$9.18
Class Y shares: (b)
Net assets	$—	$652,933,510
Shares outstanding (a)	—	70,590,946
Net asset value, offering price and redemption price per share	$—	$9.25
Class L shares: (b)
Net assets	$—	$99,528,320
Shares outstanding (a)	—	10,804,625
Net asset value, and redemption price per share	$—	$9.21
Offering price per share (100/[100-maximum sales charge] of net asset value)	$—	$9.40
Class C shares: (b)
Net assets	$—	$1,280,428
Shares outstanding (a)	—	137,876
Net asset value, offering price and redemption price per share	$—	$9.29

(a)	Authorized unlimited number of shares with no par value.

(b)	Commenced Operations on December 13, 2021.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$202,992,731	$645,519,940	$102,704,388	$297,316,680	$55,076,637
19,289,704	63,195,323	10,086,810	35,132,548	4,874,650
$10.52	$10.21	$10.18	$8.46	$11.30

$84,109,068	$184,608,071	$67,713,436	$39,165,418	$37,197,110
7,985,931	18,000,241	7,302,526	4,595,532	3,291,551
$10.53	$10.26	$9.27	$8.52	$11.30

$36,619,151	$42,219,752	$6,244,789	$26,612,376	$9,477,633
3,489,002	4,138,847	662,121	3,120,430	777,459
$10.50	$10.20	$9.43	$8.53	$12.19

$11,146,025	$44,497,185	$10,907,398	$16,346,060	$7,593,579
1,048,125	4,401,703	1,157,829	1,952,213	668,159
$10.63	$10.11	$9.42	$8.37	$11.36

$11,186,860	$33,731,697	$8,018,193	$11,267,665	$15,921,790
1,080,579	3,363,228	849,127	1,346,175	1,459,415
10.35	10.03	9.44	8.37	10.91
$10.81	$10.48	$9.86	$8.86	$11.54

$4,599,191	$5,473,079	$4,472,124	$35,456,320	$5,619,479
448,667	549,720	481,810	4,310,323	522,365
$10.25	$9.96	$9.28	$8.23	$10.76

$2,883,020	$279,078	$1,425,905	$28,406,487	$13,294,671
280,610	26,979	152,039	3,350,316	1,245,471
$10.27	$10.34	$9.38	$8.48	$10.67

$—	$—	$—	$27,355,638	$—
—	—	—	3,221,236	—
$—	$—	$—	$8.49	$—

$—	$—	$—	$—	$—
—	—	—	—	—
$—	$—	$—	$—	$—
$—	$—	$—	$—	$—

$—	$—	$—	$93,875	$—
—	—	—	11,017	—
$—	$—	$—	$8.52	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Assets:
Investments, at value (Note 2) (a)	$85,652,821	$114,923,924
Repurchase agreements, at value (Note 2) (b)	483,095	1,017,664
Total investments (c)	86,135,916	115,941,588
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	19,067	110,859
Collateral pledged for open futures contracts (Note 2)	—	—
Investment adviser (Note 3)	—	—
Interest and dividends	109,825	39,546
Foreign taxes withheld	—	1,807
Prepaid expenses	57,489	60,915
Total assets	86,322,297	116,154,715
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares repurchased	47,940	216,702
Collateral held for securities on loan (Note 2) (e)	97,288	166,704
Trustees’ fees and expenses (Note 3)	22,153	14,064
Affiliates (Note 3):
Administration fees	21,321	27,229
Investment advisory fees	32,696	53,043
Service fees	7,907	12,156
Distribution fees	2,734	639
Due to custodian	—	—
Accrued expense and other liabilities	57,003	37,939
Total liabilities	289,042	528,476
Net assets	$86,033,255	$115,626,239
Net assets consist of:
Paid-in capital	$72,414,589	$84,178,296
Accumulated Gain (Loss)	13,618,666	31,447,943
Net assets	$86,033,255	$115,626,239

(a)	Cost of investments:	$76,898,940	$90,067,252
(b)	Cost of repurchase agreements:	$483,095	$1,017,664
(c)	Securities on loan with market value of:	$407,280	$1,175,277
(d)	Cost of foreign currency:	$—	$—
(e)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$216,309,434	$329,117,841	$283,516,823	$133,065,658	$134,198,389
667,102	10,889,830	1,751,197	601,920	7,187,696
216,976,536	340,007,671	285,268,020	133,667,578	141,386,085
—	—	40,486	95,254	155,982

223,269	895,357	1,010,910	4,103,990	603,895
49,586	2,581,782	139,110	37,153	3,873
—	—	—	276	—
—	—	—	—	31,654
100,930	147,404	135,106	322,060	270,683
—	—	285,411	747,802	31,802
53,698	56,703	62,285	71,895	53,822
217,404,019	343,688,917	286,941,328	139,046,008	142,537,796

—	5,218,362	847,327	2,146,741	204,807
1,675,042	304,719	322,957	1,918,720	1,582,361
192,425	4,284,761	5,682,075	2,191,126	—
28,154	22,266	32,611	51,981	14,621

40,756	50,708	50,222	33,517	18,743
80,836	160,945	174,333	99,381	114,881
22,979	46,022	24,996	9,542	1,242
3,091	5,446	7,304	1,437	639
—	—	—	19,099	—
58,922	44,786	443,329	84,070	603,040
2,102,205	10,138,015	7,585,154	6,555,614	2,540,334
$215,301,814	$333,550,902	$279,356,174	$132,490,394	$139,997,462

$169,805,781	$263,950,703	$118,973,887	$123,255,032	$156,022,090
45,496,033	69,600,199	160,382,287	9,235,362	(16,024,628)
$215,301,814	$333,550,902	$279,356,174	$132,490,394	$139,997,462

$183,998,597	$263,645,317	$151,575,743	$127,227,084	$142,846,428
$667,102	$10,889,830	$1,751,197	$601,920	$7,187,696
$1,793,919	$7,886,127	$17,017,005	$2,233,511	$1,166,478
$—	$—	$40,043	$95,073	$156,358

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Class I shares:
Net assets	$32,478,691	$27,818,976
Shares outstanding (a)	2,232,663	2,398,639
Net asset value, offering price and redemption price per share	$14.55	$11.60
Class R5 shares:
Net assets	$24,782,191	$43,989,506
Shares outstanding (a)	1,697,179	3,795,560
Net asset value, offering price and redemption price per share	$14.60	$11.59
Service Class shares:
Net assets	$14,694,574	$135,823
Shares outstanding (a)	1,017,631	11,090
Net asset value, offering price and redemption price per share	$14.44	$12.25
Administrative Class shares:
Net assets	$1,801,382	$24,370,247
Shares outstanding (a)	121,075	2,104,341
Net asset value, offering price and redemption price per share	$14.88	$11.58
Class A shares:
Net assets	$6,322,472	$10,376,117
Shares outstanding (a)	443,657	915,570
Net asset value, and redemption price per share	$14.25	$11.33
Offering price per share (100/[100-maximum sales charge] of net asset value)	$15.08	$11.99
Class R4 shares:
Net assets	$1,444,505	$7,893,286
Shares outstanding (a)	102,376	706,111
Net asset value, offering price and redemption price per share	$14.11	$11.18
Class R3 shares:
Net assets	$4,509,440	$1,042,284
Shares outstanding (a)	312,910	91,604
Net asset value, offering price and redemption price per share	$14.41	$11.38

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$31,222,065	$87,970,588	$81,534,538	$71,083,547	$133,462,101
3,156,002	5,107,990	5,608,657	8,160,721	12,932,035
$9.89	$17.22	$14.54	$8.71	$10.32

$97,333,118	$127,016,470	$87,761,076	$40,912,228	$2,312,694
9,839,797	7,400,922	6,041,604	4,693,974	220,266
$9.89	$17.16	$14.53	$8.72	$10.50

$19,902,536	$19,963,141	$7,434,740	$3,323,687	$2,021,463
1,997,698	1,167,424	518,473	382,325	195,640
$9.96	$17.10	$14.34	$8.69	$10.33

$33,715,102	$24,717,032	$64,686,789	$2,371,825	$236,434
3,307,360	1,457,871	4,473,455	275,444	22,813
$10.19	$16.95	$14.46	$8.61	$10.36

$20,125,439	$50,355,735	$14,550,723	$11,588,028	$621,330
2,112,159	3,076,366	1,027,499	1,425,417	60,132
$9.53	$16.37	$14.16	$8.13	$10.33
$10.08	$17.32	$14.98	$8.60	$10.93

$8,043,106	$15,074,760	$12,525,430	$1,051,312	$365,401
858,505	927,187	899,266	131,387	35,699
$9.37	$16.26	$13.93	$8.00	$10.24

$4,960,448	$8,453,176	$10,862,878	$2,159,767	$978,039
533,759	527,562	774,798	273,246	96,644
$9.29	$16.02	$14.02	$7.90	$10.12

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund+
Investment income (Note 2):
Dividends (a)	$—	$—
Interest	83,815	8,521,303
Securities lending net income	—	10,548
Total investment income	83,815	8,531,851
Expenses (Note 3):
Investment advisory fees	398,439	1,496,059
Custody fees	12,874	15,124
Audit fees	21,248	21,845
Legal fees	2,801	3,576
Proxy fees	446	446
Accounting & Administration fees	31,696	29,583
Shareholder reporting fees	7,608	43,457
Trustees’ fees	5,797	23,045
Registration and filing fees	12,192	64,180
Transfer agent fees	1,467	1,217
	494,568	1,698,532
Administration fees:
Class R5	113,840	30,715
Service Class	—	8,650
Administrative Class	—	22,298
Class A	—	36,801
Class R4	—	10,008
Class R3	—	11,600
Class Y	—	264,631
Class L	—	17,065
Class C	—	196
Distribution and Service fees:
Class A	—	30,667
Class R4	—	12,509
Class R3	—	29,000
Class L	—	85,324
Class C	—	1,958
Total expenses	608,408	2,259,954
Expenses waived (Note 3):
Class R5 fees reimbursed by adviser	(524,593)	—
Class Y fees reimbursed by adviser	—	(146,234)
Class L fees reimbursed by adviser	—	(3,120)
Class C fees reimbursed by adviser	—	(85)
Net expenses:	83,815	2,110,515
Net investment income (loss)	—	6,421,336

+

Effective December 13, 2021, the Barings Active Short Duration Bond Fund reorganized into the MassMutual Short-Duration Bond Fund. Prior to December 13, 2021, information provided reflects MassMutual Short-Duration Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of Barings Active Short Duration Bond Fund and Barings U.S. High Yield Fund” in the Notes to the Financial Statements for additional information.

++

Effective December 13, 2021, the Barings U.S. High Yield Fund reorganized into the MassMutual High Yield Fund. Prior to December 13, 2021, information provided reflects MassMutual High Yield Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of Barings Active Short Duration Bond Fund and Barings U.S. High Yield Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund++	MassMutual Balanced Fund

$—	$—	$35,334	$92,241	$882,835
3,835,487	13,968,870	3,451,898	15,633,205	545,466
774	5,308	8,976	42,421	4,789
3,836,261	13,974,178	3,496,208	15,767,867	1,433,090

694,009	2,021,663	402,392	1,248,724	363,597
21,934	42,578	20,204	38,803	27,186
27,373	27,780	27,831	21,478	26,605
3,772	12,521	6,516	5,168	1,557
446	446	446	446	446
24,728	42,032	39,183	28,820	21,771
16,893	31,456	13,654	47,311	13,088
6,895	23,247	4,209	14,109	2,895
48,731	50,268	49,314	59,578	48,927
1,468	1,468	1,467	1,217	1,469
846,249	2,253,459	565,216	1,465,654	507,541

45,227	129,098	36,895	21,879	19,625
51,897	48,763	8,682	28,113	9,959
19,333	73,631	17,305	30,420	11,621
18,790	73,757	13,707	18,512	28,993
5,056	6,810	4,656	37,739	5,837
2,960	311	1,674	31,780	13,461
—	—	—	4,960	—
—	—	—	—	—
—	—	—	—	—

15,659	61,464	11,422	15,426	24,161
6,320	8,512	5,820	47,174	7,296
7,399	778	4,186	79,449	33,652
—	—	—	—	—
—	—	—	292	—
1,018,890	2,656,583	669,563	1,781,398	662,146

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
1,018,890	2,656,583	669,563	1,781,398	662,146
2,817,371	11,317,595	2,826,645	13,986,469	770,944

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund+
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$606	$(15,378,900)
Futures contracts	—	3,745,930
Written options	—	—
Swap agreements	—	825,605
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	606	(10,807,365)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	—	(50,621,705)
Futures contracts	—	6,832,278
Written options	—	—
Swap agreements	—	(20,981,153)
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	—	(64,770,580)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	606	(75,577,945)
Net increase (decrease) in net assets resulting from operations	$606	$(69,156,609)

(a)	Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund++	MassMutual Balanced Fund

$(386,176)	$(4,700,973)	$205,378	$7,819,359	$1,737,058
95,384	(6,945,292)	(1,599,602)	—	224,922
—	—	26,911	—	—
7,774,633	—	—	—	—
—	—	2,356	981	2
—	—	(69,671)	—	—
7,483,841	(11,646,265)	(1,434,628)	7,820,340	1,961,982

(5,854,484)	(64,698,837)	(15,013,568)	(36,133,447)	52,290
(190,084)	233,882	(271,972)	—	112,075
—	—	(37,643)	—	—
(8,750,728)	—	—	—	—
—	—	(2,649)	11,816	—
—	—	(19,430)	—	—
(14,795,296)	(64,464,955)	(15,345,262)	(36,121,631)	164,365
(7,311,455)	(76,111,220)	(16,779,890)	(28,301,291)	2,126,347
$(4,494,084)	$(64,793,625)	$(13,953,245)	$(14,314,822)	$2,897,291

$—	$—	$—	$16,278	$119

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Investment income (Note 2):
Dividends (a)	$941,303	$935,046
Securities lending net income	299	7,007
Non cash income	6,379	—
Total investment income	947,981	942,053
Expenses (Note 3):
Investment advisory fees	214,766	331,704
Custody fees	10,615	11,783
Audit fees	25,547	24,395
Legal fees	927	1,169
Proxy fees	446	446
Accounting & Administration fees	14,836	14,201
Shareholder reporting fees	24,174	9,474
Trustees’ fees	1,947	2,303
Registration and filing fees	49,242	48,858
Transfer agent fees	1,466	1,468
	343,966	445,801
Administration fees:
Class R5	14,935	23,441
Service Class	16,436	150
Administrative Class	2,616	37,829
Class A	10,003	16,183
Class R4	2,378	8,425
Class R3	4,631	1,088
Distribution and Service fees:
Class A	8,336	13,486
Class R4	2,972	10,531
Class R3	11,577	2,719
Total expenses	417,850	559,653
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class I advisory fees waived	—	—
Class R5 advisory fees waived	—	—
Service Class advisory fees waived	—	—
Administrative Class advisory fees waived	—	—
Class A advisory fees waived	—	—
Class R4 advisory fees waived	—	—
Class R3 advisory fees waived	—	—
Net expenses:	417,850	559,653
Net investment income (loss)	530,131	382,400

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$821,270	$1,693,304	$808,985	$1,390,163	$883,345
997	5,431	4,803	9,286	6,572
—	—	—	42,313	151,071
822,267	1,698,735	813,788	1,441,762	1,040,988

551,241	1,000,283	1,260,938	648,209	782,341
10,464	12,607	29,052	47,827	100,206
25,562	24,830	30,942	30,944	40,672
2,465	3,183	3,419	1,469	1,688
446	446	446	446	446
14,873	14,105	19,095	20,763	18,411
26,686	13,591	13,220	13,254	10,502
4,852	6,190	6,731	3,547	3,375
48,926	50,637	49,486	49,382	47,458
1,469	1,468	1,468	1,468	1,468
686,984	1,127,340	1,414,797	817,309	1,006,567

51,950	67,464	53,699	23,134	1,335
25,560	22,675	7,831	3,433	2,256
54,857	39,224	121,268	3,714	1,237
40,098	80,853	26,204	18,782	918
10,863	15,371	14,608	1,368	419
5,258	9,316	12,842	2,325	1,082

33,415	67,377	21,836	15,652	765
13,578	19,214	18,260	1,710	523
13,145	23,290	32,105	5,812	2,704
935,708	1,472,124	1,723,450	893,239	1,017,806

—	—	—	—	(101,461)
—	—	—	—	(1,836)
—	—	—	—	(1,561)
—	—	—	—	(567)
—	—	—	—	(420)
—	—	—	—	(284)
—	—	—	—	(747)
—	—	—	(21,953)	—
—	—	—	(11,564)	—
—	—	—	(859)	—
—	—	—	(619)	—
—	—	—	(3,131)	—
—	—	—	(341)	—
—	—	—	(581)	—
935,708	1,472,124	1,723,450	854,191	910,930
(113,441)	226,611	(909,662)	587,571	130,058

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$4,788,134	$9,199,184
Foreign currency transactions	—	109
Net realized gain (loss)	4,788,134	9,199,293
Net change in unrealized appreciation (depreciation) on:
Investment transactions	672,434	(5,630,081)
Translation of assets and liabilities in foreign currencies	—	(79)
Net change in unrealized appreciation (depreciation)	672,434	(5,630,160)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	5,460,568	3,569,133
Net increase (decrease) in net assets resulting from operations	$5,990,699	$3,951,533

(a)	Net of foreign withholding tax of:	$—	$232
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$18,035,546	$6,595,686	$36,952,317	$4,879,395	$(1,893,172)
—	5,244	(1,792)	(24,050)	(41,031)
18,035,546	6,600,930	36,950,525	4,855,345	(1,934,203)

(20,552,115)	(11,246,449)	(80,876,211)*	(7,833,056)	(30,166,490)*
—	—	(14,342)	(21,426)	(796)
(20,552,115)	(11,246,449)	(80,890,553)	(7,854,482)	(30,167,286)
(2,516,569)	(4,645,519)	(43,940,028)	(2,999,137)	(32,101,489)
$(2,630,010)	$(4,418,908)	$(44,849,690)	$(2,411,566)	$(31,971,431)

$—	$2,801	$60,965	$142,036	$116,087
$—	$—	$133,409	$—	$344,578

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

MassMutual U.S. Government Money Market Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$—	$(24)
Net realized gain (loss)	606	2,160
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	606	2,136
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	—	—
Service Class	—	—
Administrative Class	—	—
Class A	—	—
Class R4	—	—
Class R3	—	—
Class Y (a)	—	—
Class L (a)	—	—
Class C (a)	—	—
Total distributions	—	—
Net fund share transactions (Note 5):
Class I	—	—
Class R5	(21,367,995)	(42,415,521)
Service Class	—	—
Administrative Class	—	—
Class A	—	—
Class R4	—	—
Class R3	—	—
Class Y (a)	—	—
Class L (a)	—	—
Class C (a)	—	—
Increase (decrease) in net assets from fund share transactions	(21,367,995)	(42,415,521)
Total increase (decrease) in net assets	(21,367,389)	(42,413,385)
Net assets
Beginning of period	235,577,865	277,991,250
End of period	$214,210,476	$235,577,865

(a)	Class Y Commenced Operations on December 13, 2021

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund		MassMutual Inflation-Protected and Income Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$6,421,336	$9,112,520	$2,817,371	$6,092,415
(10,807,365)	4,369,016	7,483,841	20,097,312
(64,770,580)	4,648,167	(14,795,296)	(4,625,721)
(69,156,609)	18,129,703	(4,494,084)	21,564,006

(5,745,115)	(7,873,751)	(13,578,868)	(9,795,008)
(1,710,619)	(4,984,608)	(6,527,752)	(4,785,258)
(337,391)	(1,102,450)	(3,706,567)	(2,728,473)
(368,902)	(1,110,963)	(804,115)	(731,102)
(435,537)	(1,786,717)	(821,349)	(1,177,744)
(200,569)	(429,664)	(342,973)	(251,270)
(235,555)	(286,518)	(193,469)	(150,543)
(7,573,756)	—	—	—
(903,397)	—	—	—
(9,534)	—	—	—
(17,520,375)	(17,574,671)	(25,975,093)	(19,619,398)

(29,920,345)	20,984,515	31,546,309	9,538,688
(13,699,410)	(43,188,428)	(1,651,758)	6,543,433
(13,320,306)	(22,341,386)	(15,051,027)	758,594
(3,669,031)	(10,748,987)	(1,965,704)	(1,287,500)
(26,110,329)	(5,748,981)	(1,067,405)	(8,627,870)
(2,990,802)	184,725	(211,875)	851,299
768,520	3,871,255	181,985	(323,906)
705,510,681	—	—	—
106,528,841	—	—	—
1,363,535	—	—	—
724,461,354	(56,987,287)	11,780,525	7,452,738
637,784,370	(56,432,255)	(18,688,652)	9,397,346

371,547,370	427,979,625	372,224,698	362,827,352
$1,009,331,740	$371,547,370	$353,536,046	$372,224,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Core Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,317,595	$29,502,553
Net realized gain (loss)	(11,646,265)	13,634,319
Net change in unrealized appreciation (depreciation)	(64,464,955)	(2,276,905)
Net increase (decrease) in net assets resulting from operations	(64,793,625)	40,859,967
Distributions to shareholders (Note 2):
Class I	(25,515,199)	(46,632,100)
Class R5	(10,426,152)	(20,107,290)
Service Class	(1,734,027)	(3,177,296)
Administrative Class	(1,712,376)	(4,484,059)
Class A	(1,693,205)	(3,188,483)
Class R4	(221,532)	(599,635)
Class R3	(7,500)	(45,768)
Class Y (a)	—	—
Class C (a)	—	—
Total distributions	(41,309,991)	(78,234,631)
Net fund share transactions (Note 5):
Class I	32,910,441	(85,408,525)
Class R5	(97,090,734)	48,682
Service Class	(11,214,655)	(24,582,773)
Administrative Class	(5,940,323)	(18,924,313)
Class A	(18,890,225)	388,482
Class R4	(2,465,685)	(1,559,456)
Class R3	(45,517)	(494,140)
Class Y (a)	—	—
Class C (a)	—	—
Increase (decrease) in net assets from fund share transactions	(102,736,698)	(130,532,043)
Total increase (decrease) in net assets	(208,840,314)	(167,906,707)
Net assets
Beginning of period	1,165,169,116	1,333,075,823
End of period	$956,328,802	$1,165,169,116

(a)	Class Y Commenced Operations on December 13, 2021

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund		MassMutual High Yield Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$2,826,645	$6,230,125	$13,986,469	$30,984,747
(1,434,628)	2,360,487	7,820,340	7,858,390
(15,345,262)	4,074,119	(36,121,631)	38,379,827
(13,953,245)	12,664,731	(14,314,822)	77,222,964

(4,290,758)	(6,953,342)	(24,514,577)	(20,884,324)
(3,344,900)	(5,506,098)	(3,127,665)	(2,613,072)
(343,585)	(846,408)	(1,990,355)	(1,719,188)
(445,350)	(993,842)	(1,488,415)	(1,271,060)
(296,362)	(900,019)	(807,880)	(1,209,194)
(171,228)	(453,530)	(2,556,951)	(2,023,612)
(27,352)	(226,697)	(2,054,451)	(1,607,669)
—	—	(526,101)	—
—	—	(1,305)	—
(8,919,535)	(15,879,936)	(37,067,700)	(31,328,119)

2,753,379	15,252,132	(21,207,585)	(53,596,204)
(4,460,950)	3,162,707	(3,118,050)	(6,507,926)
(4,830,122)	(25,402)	231,234	(7,438,407)
(505,591)	(4,291,888)	(4,865,871)	(2,270,950)
(425,720)	(5,128,099)	(1,025,228)	(12,822,571)
(301,866)	(848,001)	(58,644)	(4,285,383)
(1,723,189)	(569,909)	(1,968,119)	(4,435,045)
—	—	28,646,490	—
—	—	97,944	—
(9,494,059)	7,551,540	(3,267,829)	(91,356,486)
(32,366,839)	4,336,335	(54,650,351)	(45,461,641)

233,853,072	229,516,737	536,670,870	582,132,511
$201,486,233	$233,853,072	$482,020,519	$536,670,870

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Balanced Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$770,944	$1,538,040
Net realized gain (loss)	1,961,982	34,273,373
Net change in unrealized appreciation (depreciation)	164,365	(8,654,500)
Net increase (decrease) in net assets resulting from operations	2,897,291	27,156,913
Distributions to shareholders (Note 2):
Class I	(13,083,127)	(1,547,830)
Class R5	(9,442,345)	(1,408,864)
Service Class	(2,211,487)	(269,648)
Administrative Class	(1,821,814)	(195,297)
Class A	(4,696,408)	(806,699)
Class R4	(1,404,186)	(96,702)
Class R3	(3,309,059)	(201,693)
Total distributions	(35,968,426)	(4,526,733)
Net fund share transactions (Note 5):
Class I	12,424,914	4,470,229
Class R5	6,032,350	(8,596,195)
Service Class	1,178,896	299,183
Administrative Class	1,889,336	589,285
Class A	(736,378)	(9,669,596)
Class R4	927,156	2,102,933
Class R3	4,067,702	3,378,738
Increase (decrease) in net assets from fund share transactions	25,783,976	(7,425,423)
Total increase (decrease) in net assets	(7,287,159)	15,204,757
Net assets
Beginning of period	151,468,058	136,263,301
End of period	$144,180,899	$151,468,058

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund		MassMutual Main Street Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$530,131	$1,270,497	$382,400	$788,514
4,788,134	16,505,330	9,199,293	22,083,519
672,434	11,731,401	(5,630,160)	6,724,955
5,990,699	29,507,228	3,951,533	29,596,988

(5,421,119)	(527,416)	(5,755,032)	(1,017,015)
(5,073,685)	(675,986)	(9,637,008)	(1,482,317)
(2,728,368)	(236,749)	(32,408)	(3,852)
(272,646)	(82,862)	(5,132,204)	(656,288)
(1,100,034)	(96,647)	(2,187,355)	(323,920)
(465,386)	(50,170)	(1,737,533)	(207,357)
(745,764)	(63,371)	(210,582)	(33,250)
(15,807,002)	(1,733,201)	(24,692,122)	(3,723,999)

3,903,944	3,278,085	4,616,838	(8,549,909)
(7,689,217)	(7,634,620)	4,686,852	(8,291,185)
388,879	436,690	2,185	(56,793)
319,530	(3,541,997)	4,381,675	(1,778,664)
231,229	(662,378)	1,631,833	(3,959,621)
(979,934)	(858,803)	1,105,850	207,757
102,593	(381,326)	(68,718)	(234,641)
(3,722,976)	(9,364,349)	16,356,515	(22,663,056)
(13,539,279)	18,409,678	(4,384,074)	3,209,933

99,572,534	81,162,856	120,010,313	116,800,380
$86,033,255	$99,572,534	$115,626,239	$120,010,313

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Disciplined Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(113,441)	$76,831
Net realized gain (loss)	18,035,546	93,484,305
Net change in unrealized appreciation (depreciation)	(20,552,115)	(32,540,319)
Net increase (decrease) in net assets resulting from operations	(2,630,010)	61,020,817
Distributions to shareholders (Note 2):
Class I	(14,211,876)	(1,624,765)
Class R5	(39,812,555)	(4,826,119)
Service Class	(10,037,758)	(1,123,937)
Administrative Class	(14,282,484)	(1,558,139)
Class A	(11,937,715)	(1,133,688)
Class R4	(4,483,496)	(1,039,743)
Class R3	(2,151,233)	(248,888)
Total distributions	(96,917,117)	(11,555,279)
Net fund share transactions (Note 5):
Class I	14,259,761	(10,738,871)
Class R5	29,143,688	(12,382,678)
Service Class	5,014,204	(5,172,127)
Administrative Class	12,143,150	(7,796,715)
Class A	6,143,260	(6,616,967)
Class R4	(269,160)	(20,840,548)
Class R3	2,159,285	(2,151,560)
Increase (decrease) in net assets from fund share transactions	68,594,188	(65,699,466)
Total increase (decrease) in net assets	(30,952,939)	(16,233,928)
Net assets
Beginning of period	246,254,753	262,488,681
End of period	$215,301,814	$246,254,753

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund		MassMutual Global Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$226,611	$504,184	$(909,662)	$(1,711,008)
6,600,930	32,725,919	36,950,525	35,327,407
(11,246,449)	76,358,450	(80,890,553)	60,583,247
(4,418,908)	109,588,553	(44,849,690)	94,199,646

(8,099,573)	(3,764,337)	(10,688,280)	(4,141,170)
(12,813,268)	(8,238,297)	(12,739,313)	(6,060,786)
(2,089,184)	(1,528,937)	(859,154)	(336,406)
(2,480,508)	(1,730,097)	(9,271,798)	(4,196,349)
(5,263,635)	(3,793,992)	(2,023,520)	(1,270,495)
(1,502,600)	(881,116)	(1,722,056)	(507,173)
(937,828)	(478,467)	(1,492,945)	(540,776)
(33,186,596)	(20,415,243)	(38,797,066)	(17,053,155)

12,144,425	27,209,426	5,273,564	4,382,095
4,319,191	9,323,960	(12,281,780)	(11,981,787)
(2,425,550)	833,952	1,537,339	178,731
1,228,493	681,127	(3,183,114)	(11,341,827)
1,202,359	(3,111,884)	(472,679)	(8,962,168)
1,090,962	2,320,602	247,904	4,831,165
(171,807)	1,388,860	663,057	1,689,495
17,388,073	38,646,043	(8,215,709)	(21,204,296)
(20,217,431)	127,819,353	(91,862,465)	55,942,195

353,768,333	225,948,980	371,218,639	315,276,444
$333,550,902	$353,768,333	$279,356,174	$371,218,639

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual International Equity Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$587,571	$2,160,396
Net realized gain (loss)	4,855,345	15,303,576
Net change in unrealized appreciation (depreciation)	(7,854,482)	13,893,738
Net increase (decrease) in net assets resulting from operations	(2,411,566)	31,357,710
Distributions to shareholders (Note 2):
Class I	(10,922,947)	(36,392,504)
Class R5	(5,465,065)	(21,915,668)
Service Class	(410,850)	(1,504,920)
Administrative Class	(292,378)	(1,216,848)
Class A	(1,478,546)	(7,088,870)
Class R4	(176,442)	(756,235)
Class R3	(290,312)	(861,510)
Total distributions	(19,036,540)	(69,736,555)
Net fund share transactions (Note 5):
Class I	(6,540,712)	13,818,712
Class R5	(3,616,845)	1,150,924
Service Class	322,662	(284,454)
Administrative Class	269,357	(491,326)
Class A	(537,937)	(940,117)
Class R4	(406,825)	129,679
Class R3	215,784	338,450
Increase (decrease) in net assets from fund share transactions	(10,294,516)	13,721,868
Total increase (decrease) in net assets	(31,742,622)	(24,656,977)
Net assets
Beginning of period	164,233,016	188,889,993
End of period	$132,490,394	$164,233,016

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$130,058	$434,711
(1,934,203)	22,083,910
(30,167,286)	5,667,502
(31,971,431)	28,186,123

(21,234,316)	(2,772,142)
(372,025)	(51,087)
(315,974)	(38,555)
(142,830)	(16,503)
(77,403)	(34,506)
(57,377)	(21,224)
(149,473)	(17,356)
(22,349,398)	(2,951,373)

28,065,814	(35,988,590)
547,527	(919,812)
603,843	(579,986)
(512,454)	(99,310)
180,866	(1,809,172)
67,115	(960,985)
235,568	2,130
29,188,279	(40,355,725)
(25,132,550)	(15,120,975)

165,130,012	180,250,987
$139,997,462	$165,130,012

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual U.S. Government Money Market Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class R5
3/31/22[r]	$ 1.00	$ —	$ 0.00[d]	$ 0.00[d]	$ —	$ —	$ —	$ 1.00	0.00%[b]	$ 214,210	0.53%[a]	0.07%[a]	0.00%[a]
9/30/21	1.00	(0.00)[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%[e]	235,578	0.51%	0.07%	0.00%[e]
9/30/20	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	0.56%	277,991	0.51%	0.40%	0.59%
9/30/19	1.00	0.02	0.00[d]	0.02	(0.02)	(0.00)[d]	(0.02)	1.00	1.85%	333,574	0.52%	N/A	1.83%
9/30/18	1.00	0.01	0.00[d]	0.01	(0.01)	(0.00)[d]	(0.01)	1.00	1.08%	339,551	0.50%	N/A	1.04%
9/30/17	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	352,317	0.52%	0.51%	0.22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.10	$ 0.07[j]	$ (0.65)	$ (0.58)	$ (0.28)	$ —	$ (0.28)	$ 9.24	(5.83%)[b]	$ 165,274	0.39%[a]	0.39%[a,k]	1.47%[a]
9/30/21	10.09	0.24	0.22	0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
9/30/20	10.31	0.34	(0.21)	0.13	(0.35)	—	(0.35)	10.09	1.26%	189,805	0.42%	N/A	3.41%
9/30/19	10.30	0.32	0.08	0.40	(0.39)	—	(0.39)	10.31	4.05%	204,282	0.43%	N/A	3.13%
9/30/18	10.40	0.27	(0.10)	0.17	(0.27)	—	(0.27)	10.30	1.65%	163,465	0.39%	N/A	2.64%
9/30/17	10.39	0.23	0.03	0.26	(0.25)	—	(0.25)	10.40	2.57%	299,768	0.40%	N/A	2.20%
Class R5
3/31/22[r]	$ 10.13	$ 0.07	$ (0.65)	$ (0.58)	$ (0.27)	$ —	$ (0.27)	$ 9.28	(5.85%)[b]	$ 48,032	0.49%[a]	N/A	1.37%[a]
9/30/21	10.12	0.24	0.21	0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
9/30/20	10.34	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.12	1.15%	110,813	0.52%	N/A	3.31%
9/30/19	10.33	0.31	0.08	0.39	(0.38)	—	(0.38)	10.34	3.92%	158,895	0.53%	N/A	3.03%
9/30/18	10.42	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.33	1.63%	135,411	0.49%	N/A	2.55%
9/30/17	10.42	0.22	0.02	0.24	(0.24)	—	(0.24)	10.42	2.36%	155,172	0.50%	N/A	2.09%
Service Class
3/31/22[r]	$ 10.06	$ 0.06	$ (0.64)	$ (0.58)	$ (0.26)	$ —	$ (0.26)	$ 9.22	(5.92%)[b]	$ 2,371	0.62%[a]	N/A	1.26%[a]
9/30/21	10.04	0.23	0.21	0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%
9/30/20	10.26	0.32	(0.22)	0.10	(0.32)	—	(0.32)	10.04	1.00%	38,559	0.62%	N/A	3.19%
9/30/19	10.25	0.30	0.08	0.38	(0.37)	—	(0.37)	10.26	3.82%	51,201	0.63%	N/A	2.92%
9/30/18	10.35	0.25	(0.10)	0.15	(0.25)	—	(0.25)	10.25	1.50%	72,408	0.59%	N/A	2.45%
9/30/17	10.35	0.21	0.02	0.23	(0.23)	—	(0.23)	10.35	2.24%	75,544	0.60%	N/A	2.00%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	14%	72%	37%	55%	68%	72%

(a)	Commenced Operations on December 13, 2021.
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.01	$ 0.06	$ (0.64)	$ (0.58)	$ (0.24)	$ —	$ (0.24)	$ 9.19	(6.02%)[b]	$ 12,044	0.69%[a]	N/A	1.17%[a]
9/30/21	10.00	0.21	0.22	0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
9/30/20	10.22	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.00	0.94%	27,628	0.72%	N/A	3.12%
9/30/19	10.21	0.29	0.08	0.37	(0.36)	—	(0.36)	10.22	3.76%	31,270	0.73%	N/A	2.83%
9/30/18	10.31	0.24	(0.10)	0.14	(0.24)	—	(0.24)	10.21	1.35%	34,342	0.69%	N/A	2.37%
9/30/17	10.30	0.19	0.04	0.23	(0.22)	—	(0.22)	10.31	2.24%	28,771	0.70%	N/A	1.89%
Class A
3/31/22[r]	$ 9.93	$ 0.04	$ (0.63)	$ (0.59)	$ (0.19)	$ —	$ (0.19)	$ 9.15	(6.14%)[b]	$ 8,508	0.94%[a]	N/A	0.91%[a]
9/30/21	9.92	0.19	0.21	0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
9/30/20	10.14	0.28	(0.21)	0.07	(0.29)	—	(0.29)	9.92	0.71%	41,913	0.97%	N/A	2.87%
9/30/19	10.14	0.26	0.08	0.34	(0.34)	—	(0.34)	10.14	3.44%	55,315	0.98%	N/A	2.58%
9/30/18	10.24	0.21	(0.10)	0.11	(0.21)	—	(0.21)	10.14	1.10%	53,188	0.94%	N/A	2.11%
9/30/17	10.23	0.16	0.04	0.20	(0.19)	—	(0.19)	10.24	2.00%	50,893	0.95%	N/A	1.62%
Class R4
3/31/22[r]	$ 10.07	$ 0.05	$ (0.64)	$ (0.59)	$ (0.22)	$ —	$ (0.22)	$ 9.26	(5.98%)[b]	$ 7,919	0.84%[a]	N/A	1.02%[a]
9/30/21	10.05	0.20	0.22	0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
9/30/20	10.27	0.29	(0.21)	0.08	(0.30)	—	(0.30)	10.05	0.79%	11,525	0.87%	N/A	2.96%
9/30/19	10.26	0.27	0.08	0.35	(0.34)	—	(0.34)	10.27	3.57%	12,494	0.88%	N/A	2.67%
9/30/18	10.36	0.23	(0.11)	0.12	(0.22)	—	(0.22)	10.26	1.21%	13,691	0.84%	N/A	2.21%
9/30/17	10.36	0.18	0.03	0.21	(0.21)	—	(0.21)	10.36	2.05%	13,693	0.85%	N/A	1.75%
Class R3
3/31/22[r]	$ 9.99	$ 0.04	$ (0.65)	$ (0.61)	$ (0.20)	$ —	$ (0.20)	$ 9.18	(6.16%)[b]	$ 11,441	1.09%[a]	N/A	0.78%[a]
9/30/21	9.98	0.17	0.22	0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
9/30/20	10.20	0.27	(0.22)	0.05	(0.27)	—	(0.27)	9.98	0.53%	7,737	1.12%	N/A	2.72%
9/30/19	10.20	0.24	0.09	0.33	(0.33)	—	(0.33)	10.20	3.29%	7,040	1.13%	N/A	2.43%
9/30/18	10.30	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.20	0.97%	7,980	1.09%	N/A	1.97%
9/30/17	10.31	0.15	0.03	0.18	(0.19)	—	(0.19)	10.30	1.79%	6,689	1.10%	N/A	1.50%
Class Y
3/31/22(a),r	$ 9.86	$ 0.00[d,j]	$ (0.52)	$ (0.52)	$ (0.09)	$ —	$ (0.09)	$ 9.25	(5.32%)[b]	$ 652,934	0.46%[a]	0.40%[a]	1.39%[a]
Class L
3/31/22(a),r	$ 9.90	$ 0.00[d,j]	$ (0.55)	$ (0.55)	$ (0.14)	$ —	$ (0.14)	$ 9.21	(4.87%)[b]	$ 99,528	0.66%[a]	0.65%[a]	1.20%[a]
Class C
3/31/22(a),r	$ 9.82	$ 0.00[d,j]	$ (0.46)	$ (0.46)	$ (0.07)	$ —	$ (0.07)	$ 9.29	(5.44%)[b]	$ 1,280	0.91%[a]	0.89%[a]	0.97%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/22[r]	$ 11.46	$ 0.09	$ (0.22)	$ (0.13)	$ (0.20)	$ (0.61)	$ (0.81)	$ 10.52	(1.30%)[b]	$ 202,993	0.46%	0.46%[a,n]	0.46%[a,n]	1.64%[a]
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
9/30/20	10.59	0.20	0.83	1.03	(0.22)	—	(0.22)	11.40	9.93%	176,809	0.47%	0.47%[n]	0.47%[n]	1.86%
9/30/19	10.24	0.25	0.42	0.67	(0.32)	—	(0.32)	10.59	6.80%	154,260	0.50%	0.49%	0.46%	2.40%
9/30/18	10.46	0.34	(0.26)	0.08	(0.30)	—	(0.30)	10.24	0.74%	133,153	1.74%	1.71%	0.45%	3.33%
9/30/17	10.79	0.23	(0.27)	(0.04)	(0.29)	—	(0.29)	10.46	(0.32%)	98,194	1.26%	1.23%	0.45%	2.24%
Class R5
3/31/22[r]	$ 11.47	$ 0.08	$ (0.22)	$ (0.14)	$ (0.19)	$ (0.61)	$ (0.80)	$ 10.53	(1.39%)[b]	$ 84,109	0.56%	0.56%[a,n]	0.56%[a,n]	1.52%[a]
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
9/30/20	10.59	0.19	0.84	1.03	(0.21)	—	(0.21)	11.41	9.92%	86,369	0.57%	0.57%[n]	0.57%[n]	1.75%
9/30/19	10.24	0.24	0.42	0.66	(0.31)	—	(0.31)	10.59	6.68%	73,365	0.60%	0.59%	0.56%	2.30%
9/30/18	10.46	0.34	(0.27)	0.07	(0.29)	—	(0.29)	10.24	0.63%	60,121	1.84%	1.81%	0.55%	3.29%
9/30/17	10.80	0.22	(0.28)	(0.06)	(0.28)	—	(0.28)	10.46	(0.51%)	60,155	1.36%	1.33%	0.55%	2.07%
Service Class
3/31/22[r]	$ 11.42	$ 0.08	$ (0.21)	$ (0.13)	$ (0.18)	$ (0.61)	$ (0.79)	$ 10.50	(1.33%)[b]	$ 36,619	0.66%	0.66%[a,n]	0.66%[a,n]	1.38%[a]
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%
9/30/20	10.55	0.18	0.84	1.02	(0.20)	—	(0.20)	11.37	9.82%	54,729	0.67%	0.67%[n]	0.67%[n]	1.66%
9/30/19	10.20	0.22	0.43	0.65	(0.30)	—	(0.30)	10.55	6.60%	50,873	0.71%	0.70%	0.67%	2.17%
9/30/18	10.42	0.32	(0.27)	0.05	(0.27)	—	(0.27)	10.20	0.51%	50,449	1.94%	1.91%	0.65%	3.16%
9/30/17	10.76	0.21	(0.29)	(0.08)	(0.26)	—	(0.26)	10.42	(0.63%)	57,719	1.46%	1.43%	0.65%	2.00%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	36%	100%	110%	42%	62%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/22[r]	$ 11.55	$ 0.07	$ (0.22)	$ (0.15)	$ (0.16)	$ (0.61)	$ (0.77)	$ 10.63	(1.47%)[b]	$ 11,146	0.76%	0.76%[a,n]	0.76%[a,n]	1.30%[a]
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
9/30/20	10.66	0.17	0.85	1.02	(0.19)	—	(0.19)	11.49	9.70%	15,288	0.77%	0.77%[n]	0.77%[n]	1.56%
9/30/19	10.30	0.21	0.44	0.65	(0.29)	—	(0.29)	10.66	6.53%	16,168	0.80%	0.79%	0.76%	2.03%
9/30/18	10.53	0.31	(0.28)	0.03	(0.26)	—	(0.26)	10.30	0.31%	14,744	2.04%	2.01%	0.75%	3.02%
9/30/17	10.86	0.20	(0.27)	(0.07)	(0.26)	—	(0.26)	10.53	(0.58%)	14,519	1.56%	1.53%	0.75%	1.94%
Class A
3/31/22[r]	$ 11.23	$ 0.06	$ (0.22)	$ (0.16)	$ (0.11)	$ (0.61)	$ (0.72)	$ 10.35	(1.59%)[b]	$ 11,187	1.01%	1.01%[a,n]	1.01%[a,n]	1.06%[a]
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
9/30/20	10.39	0.14	0.82	0.96	(0.16)	—	(0.16)	11.19	9.42%	22,018	1.02%	1.02%[n]	1.02%[n]	1.30%
9/30/19	10.05	0.18	0.42	0.60	(0.26)	—	(0.26)	10.39	6.16%	16,136	1.06%	1.05%	1.02%	1.78%
9/30/18	10.27	0.28	(0.26)	0.02	(0.24)	—	(0.24)	10.05	0.16%	20,582	2.29%	2.26%	1.00%	2.80%
9/30/17	10.60	0.17	(0.27)	(0.10)	(0.23)	—	(0.23)	10.27	(0.92%)	22,180	1.81%	1.78%	1.00%	1.67%
Class R4
3/31/22[r]	$ 11.16	$ 0.06	$ (0.21)	$ (0.15)	$ (0.15)	$ (0.61)	$ (0.76)	$ 10.25	(1.50%)[b]	$ 4,599	0.91%	0.91%[a,n]	0.91%[a,n]	1.18%[a]
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
9/30/20	10.33	0.15	0.82	0.97	(0.18)	—	(0.18)	11.12	9.51%	4,358	0.92%	0.92%[n]	0.92%[n]	1.40%
9/30/19	10.00	0.19	0.42	0.61	(0.28)	—	(0.28)	10.33	6.27%	6,949	0.96%	0.95%	0.92%	1.95%
9/30/18	10.22	0.29	(0.26)	0.03	(0.25)	—	(0.25)	10.00	0.31%	6,840	2.19%	2.16%	0.90%	2.87%
9/30/17	10.57	0.18	(0.28)	(0.10)	(0.25)	—	(0.25)	10.22	(0.84%)	6,231	1.71%	1.68%	0.90%	1.78%
Class R3
3/31/22[r]	$ 11.17	$ 0.05	$ (0.22)	$ (0.17)	$ (0.12)	$ (0.61)	$ (0.73)	$ 10.27	(1.69%)[b]	$ 2,883	1.16%	1.16%[a,n]	1.16%[a,n]	0.93%[a]
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
9/30/20	10.33	0.12	0.82	0.94	(0.15)	—	(0.15)	11.12	9.20%	3,256	1.17%	1.17%[n]	1.17%[n]	1.16%
9/30/19	9.99	0.17	0.41	0.58	(0.24)	—	(0.24)	10.33	6.03%	4,297	1.21%	1.20%	1.17%	1.68%
9/30/18	10.22	0.27	(0.27)	0.00[d]	(0.23)	—	(0.23)	9.99	0.03%	4,569	2.44%	2.41%	1.15%	2.69%
9/30/17	10.57	0.16	(0.27)	(0.11)	(0.24)	—	(0.24)	10.22	(1.00%)	4,686	1.97%	1.94%	1.16%	1.54%

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 11.33	$ 0.12	$ (0.81)	$ (0.69)	$ (0.26)	$ (0.17)	$ (0.43)	$ 10.21	(6.28%)[b]	$ 645,520	0.42%[a]	2.21%[a]
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	2.39%
9/30/20	11.33	0.37	0.32	0.69	(0.38)	—	(0.38)	11.64	6.28%	786,360	0.42%	3.27%
9/30/19	10.66	0.37	0.66	1.03	(0.36)	—	(0.36)	11.33	9.98%	847,736	0.43%	3.42%
9/30/18	11.04	0.34	(0.39)	(0.05)	(0.33)	—	(0.33)	10.66	(0.46%)	695,501	0.42%	3.19%
9/30/17	11.26	0.29	(0.15)	0.14	(0.36)	—	(0.36)	11.04	1.41%	546,975	0.42%	2.70%
Class R5
3/31/22[r]	$ 11.37	$ 0.11	$ (0.80)	$ (0.69)	$ (0.25)	$ (0.17)	$ (0.42)	$ 10.26	(6.28%)[b]	$ 184,608	0.52%[a]	2.09%[a]
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	2.29%
9/30/20	11.37	0.36	0.32	0.68	(0.37)	—	(0.37)	11.68	6.16%	316,359	0.52%	3.17%
9/30/19	10.69	0.36	0.67	1.03	(0.35)	—	(0.35)	11.37	9.92%	317,805	0.53%	3.32%
9/30/18	11.07	0.33	(0.39)	(0.06)	(0.32)	—	(0.32)	10.69	(0.57%)	294,370	0.52%	3.07%
9/30/17	11.29	0.28	(0.15)	0.13	(0.35)	—	(0.35)	11.07	1.30%	358,319	0.52%	2.58%
Service Class
3/31/22[r]	$ 11.30	$ 0.11	$ (0.80)	$ (0.69)	$ (0.24)	$ (0.17)	$ (0.41)	$ 10.20	(6.35%)[b]	$ 42,220	0.62%[a]	2.00%[a]
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	2.19%
9/30/20	11.29	0.35	0.31	0.66	(0.35)	—	(0.35)	11.60	6.06%	83,876	0.62%	3.08%
9/30/19	10.63	0.35	0.64	0.99	(0.33)	—	(0.33)	11.29	9.67%	86,988	0.63%	3.22%
9/30/18	11.01	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	10.63	(0.66%)	101,502	0.62%	2.98%
9/30/17	11.22	0.27	(0.15)	0.12	(0.33)	—	(0.33)	11.01	1.24%	100,903	0.62%	2.51%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	132%	256%	231%	261%	140%	213%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 11.19	$ 0.10	$ (0.79)	$ (0.69)	$ (0.22)	$ (0.17)	$ (0.39)	$ 10.11	(6.38%)[b]	$ 44,497	0.72%[a]	1.91%[a]
9/30/21	11.51	0.24	0.10	0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	2.11%
9/30/20	11.21	0.33	0.32	0.65	(0.35)	—	(0.35)	11.51	5.94%	76,597	0.72%	2.97%
9/30/19	10.55	0.33	0.66	0.99	(0.33)	—	(0.33)	11.21	9.65%	67,239	0.73%	3.13%
9/30/18	10.92	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	10.55	(0.70%)	69,478	0.72%	2.88%
9/30/17	11.14	0.26	(0.15)	0.11	(0.33)	—	(0.33)	10.92	1.11%	71,425	0.72%	2.38%
Class A
3/31/22[r]	$ 11.09	$ 0.09	$ (0.78)	$ (0.69)	$ (0.20)	$ (0.17)	$ (0.37)	$ 10.03	(6.46%)[b]	$ 33,732	0.97%[a]	1.64%[a]
9/30/21	11.40	0.21	0.09	0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	1.83%
9/30/20	11.10	0.30	0.32	0.62	(0.32)	—	(0.32)	11.40	5.70%	58,572	0.97%	2.72%
9/30/19	10.45	0.30	0.65	0.95	(0.30)	—	(0.30)	11.10	9.32%	97,070	0.98%	2.87%
9/30/18	10.82	0.28	(0.38)	(0.10)	(0.27)	—	(0.27)	10.45	(1.00%)	106,562	0.97%	2.63%
9/30/17	11.03	0.23	(0.15)	0.08	(0.29)	—	(0.29)	10.82	0.87%	114,317	0.97%	2.13%
Class R4
3/31/22[r]	$ 11.01	$ 0.09	$ (0.77)	$ (0.68)	$ (0.20)	$ (0.17)	$ (0.37)	$ 9.96	(6.39%)[b]	$ 5,473	0.87%[a]	1.75%[a]
9/30/21	11.33	0.21	0.10	0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	1.95%
9/30/20	11.04	0.31	0.31	0.62	(0.33)	—	(0.33)	11.33	5.80%	10,444	0.87%	2.80%
9/30/19	10.39	0.31	0.64	0.95	(0.30)	—	(0.30)	11.04	9.47%	14,011	0.88%	2.98%
9/30/18	10.78	0.29	(0.39)	(0.10)	(0.29)	—	(0.29)	10.39	(0.97%)	10,624	0.87%	2.72%
9/30/17	11.00	0.24	(0.14)	0.10	(0.32)	—	(0.32)	10.78	1.03%	14,811	0.87%	2.23%
Class R3
3/31/22[r]	$ 11.34	$ 0.08	$ (0.81)	$ (0.73)	$ (0.10)	$ (0.17)	$ (0.27)	$ 10.34	(6.57%)[b]	$ 279	1.12%[a]	1.51%[a]
9/30/21	11.63	0.19	0.10	0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	1.70%
9/30/20	11.34	0.29	0.32	0.61	(0.32)	—	(0.32)	11.63	5.54%	867	1.12%	2.57%
9/30/19	10.67	0.29	0.67	0.96	(0.29)	—	(0.29)	11.34	9.24%	1,225	1.13%	2.72%
9/30/18	11.02	0.27	(0.39)	(0.12)	(0.23)	—	(0.23)	10.67	(1.13%)	803	1.12%	2.49%
9/30/17	11.25	0.22	(0.16)	0.06	(0.29)	—	(0.29)	11.02	0.64%	828	1.12%	1.99%

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 11.33	$ 0.15	$ (0.86)	$ (0.71)	$ (0.30)	$ (0.14)	$ (0.44)	$ 10.18	(6.53%)[b]	$ 102,704	0.52%[a]	N/A	2.68%[a]
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
9/30/20	11.28	0.39	0.20	0.59	(0.36)	(0.00)[d]	(0.36)	11.51	5.43%	97,183	0.51%	N/A	3.54%
9/30/19	10.59	0.38	0.64	1.02	(0.33)	—	(0.33)	11.28	9.98%	60,965	0.55%	0.55%[n]	3.54%
9/30/18	10.97	0.35	(0.41)	(0.06)	(0.32)	—	(0.32)	10.59	(0.55%)	21,746	0.50%	0.50%[n]	3.33%
9/30/17	11.01	0.31	(0.09)	0.22	(0.26)	—	(0.26)	10.97	2.16%	27,548	0.51%	0.51%[n]	2.87%
Class R5
3/31/22[r]	$ 10.35	$ 0.13	$ (0.78)	$ (0.65)	$ (0.29)	$ (0.14)	$ (0.43)	$ 9.27	(6.56%)[b]	$ 67,713	0.62%[a]	N/A	2.59%[a]
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
9/30/20	10.40	0.35	0.18	0.53	(0.35)	(0.00)[d]	(0.35)	10.58	5.30%	78,289	0.61%	N/A	3.46%
9/30/19	9.78	0.34	0.60	0.94	(0.32)	—	(0.32)	10.40	9.99%	109,659	0.65%	0.65%[n]	3.46%
9/30/18	10.16	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	9.78	(0.69%)	98,402	0.60%	0.60%[n]	3.24%
9/30/17	10.22	0.28	(0.09)	0.19	(0.25)	—	(0.25)	10.16	2.02%	88,740	0.61%	0.61%[n]	2.76%
Service Class
3/31/22[r]	$ 10.51	$ 0.13	$ (0.80)	$ (0.67)	$ (0.27)	$ (0.14)	$ (0.41)	$ 9.43	(6.62%)[b]	$ 6,245	0.72%[a]	N/A	2.47%[a]
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%
9/30/20	10.54	0.35	0.18	0.53	(0.34)	(0.00)[d]	(0.34)	10.73	5.20%	12,067	0.71%	N/A	3.36%
9/30/19	9.91	0.33	0.61	0.94	(0.31)	—	(0.31)	10.54	9.80%	12,976	0.75%	0.75%[n]	3.35%
9/30/18	10.28	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	9.91	(0.69%)	18,946	0.70%	0.70%[n]	3.14%
9/30/17	10.34	0.27	(0.09)	0.18	(0.24)	—	(0.24)	10.28	1.89%	16,047	0.71%	0.71%[n]	2.65%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	119%	192%	186%	236%	142%	207%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.49	$ 0.12	$ (0.79)	$ (0.67)	$ (0.26)	$ (0.14)	$ (0.40)	$ 9.42	(6.61%)[b]	$ 10,907	0.82%[a]	N/A	2.39%[a]
9/30/21	10.71	0.27	0.30	0.57	(0.42)	(0.37)	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
9/30/20	10.52	0.34	0.18	0.52	(0.33)	(0.00)[d]	(0.33)	10.71	5.10%	17,108	0.81%	N/A	3.25%
9/30/19	9.88	0.32	0.62	0.94	(0.30)	—	(0.30)	10.52	9.79%	21,870	0.85%	0.85%[n]	3.25%
9/30/18	10.25	0.30	(0.38)	(0.08)	(0.29)	—	(0.29)	9.88	(0.83%)	27,039	0.80%	0.80%[n]	3.03%
9/30/17	10.31	0.26	(0.09)	0.17	(0.23)	—	(0.23)	10.25	1.78%	26,601	0.81%	0.81%[n]	2.54%
Class A
3/31/22[r]	$ 10.49	$ 0.11	$ (0.79)	$ (0.68)	$ (0.23)	$ (0.14)	$ (0.37)	$ 9.44	(6.75%)[b]	$ 8,018	1.07%[a]	N/A	2.14%[a]
9/30/21	10.69	0.24	0.30	0.54	(0.37)	(0.37)	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
9/30/20	10.48	0.31	0.20	0.51	(0.30)	(0.00)[d]	(0.30)	10.69	4.96%	14,756	1.06%	N/A	2.99%
9/30/19	9.85	0.30	0.60	0.90	(0.27)	—	(0.27)	10.48	9.45%	28,973	1.10%	1.10%[n]	3.01%
9/30/18	10.23	0.28	(0.40)	(0.12)	(0.26)	—	(0.26)	9.85	(1.17%)	32,456	1.05%	1.05%[n]	2.78%
9/30/17	10.28	0.23	(0.07)	0.16	(0.21)	—	(0.21)	10.23	1.63%	34,137	1.06%	1.06%[n]	2.30%
Class R4
3/31/22[r]	$ 10.33	$ 0.11	$ (0.78)	$ (0.67)	$ (0.24)	$ (0.14)	$ (0.38)	$ 9.28	(6.70%)[b]	$ 4,472	0.97%[a]	N/A	2.23%[a]
9/30/21	10.57	0.25	0.29	0.54	(0.41)	(0.37)	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
9/30/20	10.38	0.32	0.19	0.51	(0.32)	(0.00)[d]	(0.32)	10.57	5.05%	6,233	0.96%	N/A	3.10%
9/30/19	9.78	0.31	0.59	0.90	(0.30)	—	(0.30)	10.38	9.49%	6,925	1.00%	1.00%[n]	3.12%
9/30/18	10.16	0.28	(0.38)	(0.10)	(0.28)	—	(0.28)	9.78	(1.01%)	4,730	0.95%	0.95%[n]	2.87%
9/30/17	10.22	0.24	(0.07)	0.17	(0.23)	—	(0.23)	10.16	1.77%	5,032	0.96%	0.96%[n]	2.41%
Class R3
3/31/22[r]	$ 10.30	$ 0.10	$ (0.78)	$ (0.68)	$ (0.10)	$ (0.14)	$ (0.24)	$ 9.38	(6.71%)[b]	$ 1,426	1.22%[a]	N/A	1.91%[a]
9/30/21	10.53	0.22	0.30	0.52	(0.38)	(0.37)	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
9/30/20	10.34	0.29	0.17	0.46	(0.27)	(0.00)[d]	(0.27)	10.53	4.61%	3,881	1.21%	N/A	2.85%
9/30/19	9.72	0.28	0.60	0.88	(0.26)	—	(0.26)	10.34	9.35%	3,553	1.25%	1.25%[n]	2.85%
9/30/18	10.10	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)	9.72	(1.24%)	4,530	1.20%	1.20%[n]	2.64%
9/30/17	10.19	0.22	(0.09)	0.13	(0.22)	—	(0.22)	10.10	1.41%	3,869	1.21%	1.21%[n]	2.18%

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 9.34	$ 0.24	$ (0.47)	$ (0.23)	$ (0.65)	$ —	$ (0.65)	$ 8.46	(2.58%)[b]	$ 297,317	0.55%[a]	N/A	5.35%[a]
9/30/21	8.63	0.49	0.70	1.19	(0.48)	—	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
9/30/20	9.21	0.50	(0.52)	(0.02)	(0.56)	—	(0.56)	8.63	(0.28%)	375,807	0.53%	N/A	5.79%
9/30/19	9.27	0.56	(0.10)	0.46	(0.52)	—	(0.52)	9.21	5.45%	326,836	0.54%	0.54%[n]	6.31%
9/30/18	9.62	0.58	(0.33)	0.25	(0.60)	—	(0.60)	9.27	2.78%	382,927	0.54%	0.54%[n]	6.32%
9/30/17	9.29	0.62	0.28	0.90	(0.57)	—	(0.57)	9.62	10.22%	242,645	0.54%	0.54%[n]	6.63%
Class R5
3/31/22[r]	$ 9.40	$ 0.23	$ (0.47)	$ (0.24)	$ (0.64)	$ —	$ (0.64)	$ 8.52	(2.67%)[b]	$ 39,165	0.65%[a]	N/A	5.24%[a]
9/30/21	8.68	0.49	0.70	1.19	(0.47)	—	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
9/30/20	9.25	0.49	(0.51)	(0.02)	(0.55)	—	(0.55)	8.68	(0.28%)	49,116	0.63%	N/A	5.69%
9/30/19	9.31	0.56	(0.11)	0.45	(0.51)	—	(0.51)	9.25	5.29%	41,369	0.64%	0.64%[n]	6.23%
9/30/18	9.66	0.57	(0.33)	0.24	(0.59)	—	(0.59)	9.31	2.65%	43,613	0.64%	0.64%[n]	6.20%
9/30/17	9.33	0.61	0.28	0.89	(0.56)	—	(0.56)	9.66	10.08%	55,628	0.64%	0.64%[n]	6.54%
Service Class
3/31/22[r]	$ 9.39	$ 0.23	$ (0.46)	$ (0.23)	$ (0.63)	$ —	$ (0.63)	$ 8.53	(2.59%)[b]	$ 26,612	0.75%[a]	N/A	5.15%[a]
9/30/21	8.67	0.48	0.70	1.18	(0.46)	—	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%
9/30/20	9.25	0.48	(0.52)	(0.04)	(0.54)	—	(0.54)	8.67	(0.48%)	33,897	0.73%	N/A	5.58%
9/30/19	9.31	0.55	(0.11)	0.44	(0.50)	—	(0.50)	9.25	5.20%	49,174	0.74%	0.74%[n]	6.13%
9/30/18	9.66	0.56	(0.33)	0.23	(0.58)	—	(0.58)	9.31	2.55%	45,296	0.74%	0.74%[n]	6.11%
9/30/17	9.33	0.60	0.28	0.88	(0.55)	—	(0.55)	9.66	9.93%	49,581	0.74%	0.74%[n]	6.45%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	26%	68%	79%	54%	38%	70%

(a)	Commenced Operations on December 13, 2021.
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 9.22	$ 0.22	$ (0.45)	$ (0.23)	$ (0.62)	$ —	$ (0.62)	$ 8.37	(2.69%)[b]	$ 16,346	0.85%[a]	N/A	5.03%[a]
9/30/21	8.53	0.46	0.68	1.14	(0.45)	—	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
9/30/20	9.10	0.47	(0.51)	(0.04)	(0.53)	—	(0.53)	8.53	(0.55%)	23,549	0.83%	N/A	5.49%
9/30/19	9.16	0.53	(0.10)	0.43	(0.49)	—	(0.49)	9.10	5.13%	25,980	0.84%	0.84%[n]	6.03%
9/30/18	9.51	0.55	(0.33)	0.22	(0.57)	—	(0.57)	9.16	2.49%	31,250	0.84%	0.84%[n]	6.01%
9/30/17	9.20	0.58	0.28	0.86	(0.55)	—	(0.55)	9.51	9.79%	32,889	0.84%	0.84%[n]	6.34%
Class A
3/31/22[r]	$ 9.19	$ 0.21	$ (0.46)	$ (0.25)	$ (0.57)	$ —	$ (0.57)	$ 8.37	(2.85%)[b]	$ 11,268	1.10%[a]	N/A	4.80%[a]
9/30/21	8.49	0.44	0.69	1.13	(0.43)	—	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
9/30/20	9.07	0.44	(0.50)	(0.06)	(0.52)	—	(0.52)	8.49	(0.81%)	24,556	1.08%	N/A	5.24%
9/30/19	9.13	0.51	(0.10)	0.41	(0.47)	—	(0.47)	9.07	4.89%	31,392	1.09%	1.09%[n]	5.77%
9/30/18	9.49	0.52	(0.33)	0.19	(0.55)	—	(0.55)	9.13	2.10%	27,393	1.09%	1.09%[n]	5.76%
9/30/17	9.17	0.56	0.28	0.84	(0.52)	—	(0.52)	9.49	9.63%	29,357	1.09%	1.09%[n]	6.09%
Class R4
3/31/22[r]	$ 9.06	$ 0.21	$ (0.44)	$ (0.23)	$ (0.60)	$ —	$ (0.60)	$ 8.23	(2.82%)[b]	$ 35,456	1.00%[a]	N/A	4.90%[a]
9/30/21	8.38	0.44	0.68	1.12	(0.44)	—	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
9/30/20	8.97	0.45	(0.51)	(0.06)	(0.53)	—	(0.53)	8.38	(0.75%)	40,160	0.98%	N/A	5.34%
9/30/19	9.04	0.51	(0.10)	0.41	(0.48)	—	(0.48)	8.97	4.97%	47,055	0.99%	0.99%[n]	5.88%
9/30/18	9.40	0.53	(0.33)	0.20	(0.56)	—	(0.56)	9.04	2.30%	35,011	0.99%	0.99%[n]	5.87%
9/30/17	9.11	0.56	0.28	0.84	(0.55)	—	(0.55)	9.40	9.66%	30,611	0.99%	0.99%[n]	6.18%
Class R3
3/31/22[r]	$ 9.31	$ 0.21	$ (0.47)	$ (0.26)	$ (0.57)	$ —	$ (0.57)	$ 8.48	(2.90%)[b]	$ 28,406	1.25%[a]	N/A	4.65%[a]
9/30/21	8.60	0.43	0.69	1.12	(0.41)	—	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
9/30/20	9.17	0.44	(0.52)	(0.08)	(0.49)	—	(0.49)	8.60	(0.96%)	35,047	1.23%	N/A	5.09%
9/30/19	9.23	0.50	(0.10)	0.40	(0.46)	—	(0.46)	9.17	4.71%	42,509	1.24%	1.24%[n]	5.63%
9/30/18	9.60	0.51	(0.33)	0.18	(0.55)	—	(0.55)	9.23	2.04%	44,944	1.24%	1.24%[n]	5.62%
9/30/17	9.29	0.55	0.29	0.84	(0.53)	—	(0.53)	9.60	9.43%	36,626	1.24%	1.24%[n]	5.93%
Class Y
3/31/22(a),r	$ 8.86	$ 0.02	$ (0.24)	$ (0.22)	$ (0.15)	$ —	$ (0.15)	$ 8.49	(2.45%)[b]	$ 27,356	0.60%[a]	N/A	5.35%[a]
Class C
3/31/22(a),r	$ 8.89	$ 0.01	$ (0.25)	$ (0.24)	$ (0.13)	$ —	$ (0.13)	$ 8.52	(2.39%)[b]	$ 94	1.56%[a]	N/A	4.36%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.34	$ 0.08	$ 0.36	$ 0.44	$ (0.22)	$ (3.26)	$ (3.48)	$ 11.30	1.96%[b]	$ 55,077	0.67%[a]	N/A	1.22%[a]
9/30/21	12.40	0.16	2.21	2.37	(0.21)	(0.22)	(0.43)	14.34	19.60%	54,692	0.69%	N/A	1.21%
9/30/20	12.07	0.21	0.90	1.11	(0.27)	(0.51)	(0.78)	12.40	9.49%	42,455	0.71%	N/A	1.75%
9/30/19	12.86	0.24	(0.09)aa	0.15	(0.22)	(0.72)	(0.94)	12.07	1.91%	31,567	0.76%	0.74%	2.06%
9/30/18	12.53	0.22	1.02	1.24	(0.24)	(0.67)	(0.91)	12.86	10.21%	11,637	0.70%	0.60%	1.79%
9/30/17	11.32	0.21	1.28	1.49	(0.22)	(0.06)	(0.28)	12.53	13.39%	8,270	0.68%	0.60%	1.76%
Class R5
3/31/22[r]	$ 14.34	$ 0.07	$ 0.35	$ 0.42	$ (0.20)	$ (3.26)	$ (3.46)	$ 11.30	1.86%[b]	$ 37,197	0.77%[a]	N/A	1.12%[a]
9/30/21	12.39	0.15	2.22	2.37	(0.20)	(0.22)	(0.42)	14.34	19.58%	39,742	0.79%	N/A	1.10%
9/30/20	12.07	0.20	0.89	1.09	(0.26)	(0.51)	(0.77)	12.39	9.29%	42,199	0.81%	N/A	1.66%
9/30/19	12.85	0.23	(0.09)aa	0.14	(0.20)	(0.72)	(0.92)	12.07	1.88%	45,321	0.86%	0.83%	1.94%
9/30/18	12.53	0.21	1.01	1.22	(0.23)	(0.67)	(0.90)	12.85	10.01%	45,211	0.80%	0.70%	1.67%
9/30/17	11.32	0.20	1.28	1.48	(0.21)	(0.06)	(0.27)	12.53	13.27%	49,381	0.78%	0.70%	1.66%
Service Class
3/31/22[r]	$ 15.20	$ 0.07	$ 0.37	$ 0.44	$ (0.19)	$ (3.26)	$ (3.45)	$ 12.19	1.83%[b]	$ 9,478	0.87%[a]	N/A	1.02%[a]
9/30/21	13.12	0.14	2.35	2.49	(0.19)	(0.22)	(0.41)	15.20	19.40%	10,330	0.89%	N/A	1.00%
9/30/20	12.73	0.19	0.95	1.14	(0.24)	(0.51)	(0.75)	13.12	9.22%	8,637	0.91%	N/A	1.56%
9/30/19	13.50	0.23	(0.09)aa	0.14	(0.19)	(0.72)	(0.91)	12.73	1.73%	6,045	0.96%	0.92%	1.84%
9/30/18	13.11	0.21	1.06	1.27	(0.21)	(0.67)	(0.88)	13.50	9.94%	7,243	0.90%	0.80%	1.58%
9/30/17	11.83	0.19	1.34	1.53	(0.19)	(0.06)	(0.25)	13.11	13.11%	6,978	0.88%	0.80%	1.54%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	102%	343%	113%	161%	77%	108%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 14.39	$ 0.06	$ 0.35	$ 0.41	$ (0.18)	$ (3.26)	$ (3.44)	$ 11.36	1.72%[b]	$ 7,594	0.97%[a]	N/A	0.92%[a]
9/30/21	12.44	0.12	2.23	2.35	(0.18)	(0.22)	(0.40)	14.39	19.30%	7,411	0.99%	N/A	0.90%
9/30/20	12.11	0.17	0.90	1.07	(0.23)	(0.51)	(0.74)	12.44	9.13%	5,849	1.01%	N/A	1.44%
9/30/19	12.89	0.20	(0.09)aa	0.11	(0.17)	(0.72)	(0.89)	12.11	1.62%	6,981	1.06%	1.02%	1.73%
9/30/18	12.55	0.18	1.02	1.20	(0.19)	(0.67)	(0.86)	12.89	9.88%	8,129	1.00%	0.90%	1.47%
9/30/17	11.35	0.17	1.28	1.45	(0.19)	(0.06)	(0.25)	12.55	13.01%	9,413	0.98%	0.90%	1.46%
Class A
3/31/22[r]	$ 13.91	$ 0.04	$ 0.34	$ 0.38	$ (0.12)	$ (3.26)	$ (3.38)	$ 10.91	1.62%[b]	$ 15,922	1.22%[a]	N/A	0.67%[a]
9/30/21	12.03	0.09	2.16	2.25	(0.15)	(0.22)	(0.37)	13.91	19.07%	20,919	1.24%	N/A	0.67%
9/30/20	11.74	0.14	0.86	1.00	(0.20)	(0.51)	(0.71)	12.03	8.80%	26,626	1.26%	N/A	1.21%
9/30/19	12.51	0.17	(0.08)aa	0.09	(0.14)	(0.72)	(0.86)	11.74	1.44%	26,981	1.31%	1.27%	1.49%
9/30/18	12.22	0.15	0.98	1.13	(0.17)	(0.67)	(0.84)	12.51	9.48%	30,517	1.25%	1.15%	1.22%
9/30/17	11.05	0.14	1.25	1.39	(0.16)	(0.06)	(0.22)	12.22	12.78%	32,637	1.23%	1.15%	1.21%
Class R4
3/31/22[r]	$ 13.77	$ 0.05	$ 0.35	$ 0.40	$ (0.15)	$ (3.26)	$ (3.41)	$ 10.76	1.72%[b]	$ 5,619	1.12%[a]	N/A	0.77%[a]
9/30/21	11.92	0.10	2.13	2.23	(0.16)	(0.22)	(0.38)	13.77	19.12%	5,984	1.14%	N/A	0.76%
9/30/20	11.64	0.15	0.86	1.01	(0.22)	(0.51)	(0.73)	11.92	8.94%	2,994	1.16%	N/A	1.31%
9/30/19	12.42	0.18	(0.08)aa	0.10	(0.16)	(0.72)	(0.88)	11.64	1.52%	2,853	1.21%	1.17%	1.59%
9/30/18	12.15	0.16	0.97	1.13	(0.19)	(0.67)	(0.86)	12.42	9.58%	3,499	1.15%	1.05%	1.34%
9/30/17	10.99	0.15	1.24	1.39	(0.17)	(0.06)	(0.23)	12.15	12.88%	2,822	1.13%	1.05%	1.32%
Class R3
3/31/22[r]	$ 13.69	$ 0.03	$ 0.34	$ 0.37	$ (0.13)	$ (3.26)	$ (3.39)	$ 10.67	1.52%[b]	$ 13,295	1.37%[a]	N/A	0.52%[a]
9/30/21	11.85	0.07	2.11	2.18	(0.12)	(0.22)	(0.34)	13.69	18.81%	12,390	1.39%	N/A	0.50%
9/30/20	11.57	0.12	0.85	0.97	(0.18)	(0.51)	(0.69)	11.85	8.66%	7,503	1.41%	N/A	1.06%
9/30/19	12.36	0.15	(0.08)aa	0.07	(0.14)	(0.72)	(0.86)	11.57	1.27%	7,236	1.46%	1.42%	1.35%
9/30/18	12.09	0.13	0.97	1.10	(0.16)	(0.67)	(0.83)	12.36	9.32%	8,002	1.40%	1.30%	1.08%
9/30/17	10.95	0.12	1.24	1.36	(0.16)	(0.06)	(0.22)	12.09	12.58%	7,251	1.38%	1.30%	1.08%

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 16.30	$ 0.10	$ 0.93	$ 1.03	$ (0.22)	$ (2.56)	$ (2.78)	$ 14.55	6.33%[b]	$ 32,479	0.72%[a]	1.27%[a]
9/30/21	12.08	0.22	4.28	4.50	(0.28)	—	(0.28)	16.30	37.75%	31,848	0.74%	1.46%
9/30/20	13.98	0.28	(1.16)	(0.88)	(0.31)	(0.71)	(1.02)	12.08	(7.26%)	20,650	0.72%	2.20%
9/30/19	17.06	0.28	(0.76)	(0.48)	(0.40)	(2.20)	(2.60)	13.98	(1.20%)	16,781	0.64%	2.03%
9/30/18	17.67	0.29	1.28	1.57	(0.36)	(1.82)	(2.18)	17.06	9.34%	19,546	0.57%	1.74%
9/30/17	16.05	0.31	2.40	2.71	(0.53)	(0.56)	(1.09)	17.67	17.36%	79,531	0.57%	1.87%
Class R5
3/31/22[r]	$ 16.34	$ 0.09	$ 0.93	$ 1.02	$ (0.20)	$ (2.56)	$ (2.76)	$ 14.60	6.24%[b]	$ 24,782	0.82%[a]	1.15%[a]
9/30/21	12.11	0.21	4.28	4.49	(0.26)	—	(0.26)	16.34	37.57%	35,564	0.84%	1.39%
9/30/20	14.01	0.27	(1.17)	(0.90)	(0.29)	(0.71)	(1.00)	12.11	(7.34%)	32,418	0.82%	2.10%
9/30/19	17.09	0.27	(0.76)	(0.49)	(0.39)	(2.20)	(2.59)	14.01	(1.32%)	53,709	0.74%	1.92%
9/30/18	17.69	0.28	1.28	1.56	(0.34)	(1.82)	(2.16)	17.09	9.27%	59,987	0.67%	1.65%
9/30/17	16.06	0.30	2.40	2.70	(0.51)	(0.56)	(1.07)	17.69	17.31%	46,583	0.67%	1.78%
Service Class
3/31/22[r]	$ 16.19	$ 0.08	$ 0.91	$ 0.99	$ (0.18)	$ (2.56)	$ (2.74)	$ 14.44	6.16%[b]	$ 14,695	0.92%[a]	1.08%[a]
9/30/21	12.00	0.19	4.25	4.44	(0.25)	—	(0.25)	16.19	37.48%	16,120	0.94%	1.27%
9/30/20	13.88	0.25	(1.16)	(0.91)	(0.26)	(0.71)	(0.97)	12.00	(7.46%)	11,618	0.92%	1.98%
9/30/19	16.95	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	13.88	(1.43%)	20,401	0.84%	1.82%
9/30/18	17.57	0.26	1.26	1.52	(0.32)	(1.82)	(2.14)	16.95	9.10%	50,102	0.77%	1.55%
9/30/17	15.95	0.28	2.39	2.67	(0.49)	(0.56)	(1.05)	17.57	17.19%	49,413	0.77%	1.65%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	14%	189%	57%	53%	80%	102%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 16.57	$ 0.08	$ 0.94	$ 1.02	$ (0.15)	$ (2.56)	$ (2.71)	$ 14.88	6.17%[b]	$ 1,801	1.02%[a]	0.99%[a]
9/30/21	12.28	0.18	4.35	4.53	(0.24)	—	(0.24)	16.57	37.32%	1,652	1.04%	1.23%
9/30/20	14.20	0.24	(1.20)	(0.96)	(0.25)	(0.71)	(0.96)	12.28	(7.62%)	4,214	1.02%	1.88%
9/30/19	17.27	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	14.20	(1.46%)	5,731	0.94%	1.72%
9/30/18	17.86	0.25	1.29	1.54	(0.31)	(1.82)	(2.13)	17.27	9.02%	9,147	0.87%	1.46%
9/30/17	16.21	0.27	2.41	2.68	(0.47)	(0.56)	(1.03)	17.86	17.01%	5,970	0.87%	1.57%
Class A
3/31/22[r]	$ 15.98	$ 0.06	$ 0.89	$ 0.95	$ (0.12)	$ (2.56)	$ (2.68)	$ 14.25	5.98%[b]	$ 6,322	1.27%[a]	0.73%[a]
9/30/21	11.85	0.14	4.20	4.34	(0.21)	—	(0.21)	15.98	37.00%	6,784	1.29%	0.93%
9/30/20	13.73	0.21	(1.15)	(0.94)	(0.23)	(0.71)	(0.94)	11.85	(7.77%)	5,569	1.27%	1.66%
9/30/19	16.78	0.20	(0.74)	(0.54)	(0.31)	(2.20)	(2.51)	13.73	(1.75%)	6,012	1.19%	1.48%
9/30/18	17.39	0.20	1.25	1.45	(0.24)	(1.82)	(2.06)	16.78	8.74%	8,886	1.12%	1.20%
9/30/17	15.82	0.22	2.36	2.58	(0.45)	(0.56)	(1.01)	17.39	16.74%	9,120	1.12%	1.32%
Class R4
3/31/22[r]	$ 15.85	$ 0.06	$ 0.90	$ 0.96	$ (0.14)	$ (2.56)	$ (2.70)	$ 14.11	6.06%[b]	$ 1,445	1.17%[a]	0.77%[a]
9/30/21	11.76	0.15	4.16	4.31	(0.22)	—	(0.22)	15.85	37.08%	2,731	1.19%	1.06%
9/30/20	13.63	0.21	(1.13)	(0.92)	(0.24)	(0.71)	(0.95)	11.76	(7.70%)	2,707	1.17%	1.73%
9/30/19	16.67	0.22	(0.75)	(0.53)	(0.31)	(2.20)	(2.51)	13.63	(1.65%)	4,039	1.09%	1.58%
9/30/18	17.32	0.22	1.24	1.46	(0.29)	(1.82)	(2.11)	16.67	8.84%	6,428	1.02%	1.30%
9/30/17	15.77	0.24	2.36	2.60	(0.49)	(0.56)	(1.05)	17.32	16.94%	10,139	1.02%	1.43%
Class R3
3/31/22[r]	$ 16.12	$ 0.04	$ 0.91	$ 0.95	$ (0.10)	$ (2.56)	$ (2.66)	$ 14.41	5.89%[b]	$ 4,509	1.42%[a]	0.58%[a]
9/30/21	11.95	0.12	4.24	4.36	(0.19)	—	(0.19)	16.12	36.87%	4,873	1.44%	0.79%
9/30/20	13.85	0.19	(1.17)	(0.98)	(0.21)	(0.71)	(0.92)	11.95	(7.98%)	3,988	1.42%	1.50%
9/30/19	16.90	0.18	(0.74)	(0.56)	(0.29)	(2.20)	(2.49)	13.85	(1.85%)	4,346	1.34%	1.33%
9/30/18	17.56	0.18	1.25	1.43	(0.27)	(1.82)	(2.09)	16.90	8.53%	4,196	1.27%	1.05%
9/30/17	15.92	0.20	2.38	2.58	(0.38)	(0.56)	(0.94)	17.56	16.62%	3,820	1.27%	1.18%

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.00	$ 0.05	$ 0.54	$ 0.59	$ (0.11)	$ (2.88)	$ (2.99)	$ 11.60	3.15%[b]	$ 27,819	0.74%[a]	0.82%[a]
9/30/21	11.28	0.11	3.00	3.11	(0.12)	(0.27)	(0.39)	14.00	28.21%	27,948	0.75%	0.84%
9/30/20	11.07	0.11	1.19	1.30	(0.13)	(0.96)	(1.09)	11.28	12.22%	30,273	0.74%	1.03%
9/30/19	12.04	0.14	0.30	0.44	(0.13)	(1.28)	(1.41)	11.07	5.60%	24,639	0.73%	1.29%
9/30/18	11.94	0.14	0.89	1.03	(0.14)	(0.79)	(0.93)	12.04	9.11%	24,123	0.71%	1.17%
9/30/17	10.42	0.16	1.81	1.97	(0.15)	(0.30)	(0.45)	11.94	19.50%	8,516	0.71%	1.40%
Class R5
3/31/22[r]	$ 13.99	$ 0.05	$ 0.53	$ 0.58	$ (0.10)	$ (2.88)	$ (2.98)	$ 11.59	3.05%[b]	$ 43,990	0.84%[a]	0.73%[a]
9/30/21	11.27	0.10	2.99	3.09	(0.10)	(0.27)	(0.37)	13.99	28.11%	47,342	0.85%	0.74%
9/30/20	11.06	0.10	1.18	1.28	(0.11)	(0.96)	(1.07)	11.27	12.10%	45,358	0.84%	0.93%
9/30/19	12.03	0.13	0.29	0.42	(0.11)	(1.28)	(1.39)	11.06	5.47%	48,226	0.83%	1.19%
9/30/18	11.93	0.12	0.90	1.02	(0.13)	(0.79)	(0.92)	12.03	9.00%	67,695	0.81%	1.04%
9/30/17	10.41	0.15	1.81	1.96	(0.14)	(0.30)	(0.44)	11.93	19.40%	78,580	0.81%	1.36%
Service Class
3/31/22[r]	$ 14.62	$ 0.04	$ 0.56	$ 0.60	$ (0.09)	$ (2.88)	$ (2.97)	$ 12.25	3.03%[b]	$ 136	0.94%[a]	0.64%[a]
9/30/21	11.75	0.08	3.14	3.22	(0.08)	(0.27)	(0.35)	14.62	28.00%	160	0.95%	0.62%
9/30/20	11.50	0.09	1.22	1.31	(0.10)	(0.96)	(1.06)	11.75	11.88%	182	0.94%	0.82%
9/30/19	12.44	0.12	0.32	0.44	(0.10)	(1.28)	(1.38)	11.50	5.38%	652	0.93%	1.08%
9/30/18	12.30	0.11	0.93	1.04	(0.11)	(0.79)	(0.90)	12.44	8.94%	738	0.91%	0.95%
9/30/17	10.71	0.15	1.85	2.00	(0.11)	(0.30)	(0.41)	12.30	19.21%	1,133	0.91%	1.28%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	20%	46%	38%	55%	64%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 13.97	$ 0.03	$ 0.53	$ 0.56	$ (0.07)	$ (2.88)	$ (2.95)	$ 11.58	2.93%[b]	$ 24,370	1.04%[a]	0.52%[a]
9/30/21	11.25	0.07	3.00	3.07	(0.08)	(0.27)	(0.35)	13.97	27.91%	24,389	1.05%	0.53%
9/30/20	11.05	0.08	1.17	1.25	(0.09)	(0.96)	(1.05)	11.25	11.79%	21,264	1.04%	0.73%
9/30/19	12.01	0.10	0.31	0.41	(0.09)	(1.28)	(1.37)	11.05	5.30%	24,458	1.03%	0.98%
9/30/18	11.91	0.10	0.89	0.99	(0.10)	(0.79)	(0.89)	12.01	8.79%	28,295	1.01%	0.84%
9/30/17	10.40	0.13	1.80	1.93	(0.12)	(0.30)	(0.42)	11.91	19.07%	30,996	1.01%	1.17%
Class A
3/31/22[r]	$ 13.70	$ 0.02	$ 0.52	$ 0.54	$ (0.03)	$ (2.88)	$ (2.91)	$ 11.33	2.83%[b]	$ 10,376	1.29%[a]	0.27%[a]
9/30/21	11.04	0.04	2.94	2.98	(0.05)	(0.27)	(0.32)	13.70	27.56%	10,628	1.30%	0.31%
9/30/20	10.86	0.05	1.15	1.20	(0.06)	(0.96)	(1.02)	11.04	11.53%	12,086	1.29%	0.48%
9/30/19	11.83	0.08	0.29	0.37	(0.06)	(1.28)	(1.34)	10.86	5.01%	12,843	1.28%	0.74%
9/30/18	11.75	0.07	0.88	0.95	(0.08)	(0.79)	(0.87)	11.83	8.49%	14,495	1.26%	0.60%
9/30/17	10.26	0.10	1.79	1.89	(0.10)	(0.30)	(0.40)	11.75	18.88%	13,096	1.26%	0.90%
Class R4
3/31/22[r]	$ 13.56	$ 0.02	$ 0.53	$ 0.55	$ (0.05)	$ (2.88)	$ (2.93)	$ 11.18	2.94%[b]	$ 7,893	1.19%[a]	0.38%[a]
9/30/21	10.94	0.05	2.91	2.96	(0.07)	(0.27)	(0.34)	13.56	27.64%	8,266	1.20%	0.38%
9/30/20	10.77	0.06	1.15	1.21	(0.08)	(0.96)	(1.04)	10.94	11.68%	6,418	1.19%	0.58%
9/30/19	11.75	0.09	0.29	0.38	(0.08)	(1.28)	(1.36)	10.77	5.08%	6,379	1.18%	0.83%
9/30/18	11.67	0.08	0.87	0.95	(0.08)	(0.79)	(0.87)	11.75	8.63%	6,394	1.16%	0.70%
9/30/17	10.22	0.11	1.78	1.89	(0.14)	(0.30)	(0.44)	11.67	19.02%	5,268	1.16%	0.99%
Class R3
3/31/22[r]	$ 13.73	$ 0.01	$ 0.52	$ 0.53	$ —	$ (2.88)	$ (2.88)	$ 11.38	2.75%[b]	$ 1,042	1.44%[a]	0.13%[a]
9/30/21	11.07	0.02	2.95	2.97	(0.04)	(0.27)	(0.31)	13.73	27.36%	1,277	1.45%	0.14%
9/30/20	10.88	0.03	1.16	1.19	(0.04)	(0.96)	(1.00)	11.07	11.41%	1,219	1.44%	0.33%
9/30/19	11.85	0.06	0.30	0.36	(0.05)	(1.28)	(1.33)	10.88	4.87%	1,239	1.43%	0.61%
9/30/18	11.76	0.05	0.88	0.93	(0.05)	(0.79)	(0.84)	11.85	8.34%	1,813	1.41%	0.45%
9/30/17	10.30	0.08	1.79	1.87	(0.11)	(0.30)	(0.41)	11.76	18.69%	1,144	1.41%	0.74%

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 15.56	$ 0.01bb	$ 0.48aa	$ 0.49	$ —	$ (6.16)	$ (6.16)	$ 9.89	(0.86%)[b]	$ 31,222	0.56%[a]	0.11%[a]
9/30/21	12.85	0.04	3.27	3.31	(0.06)	(0.54)	(0.60)	15.56	26.75%	31,388	0.57%	0.26%
9/30/20	11.00	0.09	3.18	3.27	(0.11)	(1.31)	(1.42)	12.85	32.63%	35,702	0.56%	0.77%
9/30/19	14.37	0.10	(0.47)	(0.37)	(0.15)	(2.85)	(3.00)	11.00	0.99%	28,367	0.55%	0.89%
9/30/18	13.13	0.10	2.81	2.91	(0.12)	(1.55)	(1.67)	14.37	23.95%	30,279	0.52%	0.78%
9/30/17	11.69	0.13	2.30	2.43	(0.17)	(0.82)	(0.99)	13.13	22.32%	113,313	0.53%	1.09%
Class R5
3/31/22[r]	$ 15.57	$ 0.00d,bb	$ 0.48aa	$ 0.48	$ —	$ (6.16)	$ (6.16)	$ 9.89	(0.92%)[b]	$ 97,333	0.66%[a]	0.02%[a]
9/30/21	12.85	0.02	3.29	3.31	(0.05)	(0.54)	(0.59)	15.57	26.72%	108,948	0.67%	0.15%
9/30/20	11.00	0.07	3.19	3.26	(0.10)	(1.31)	(1.41)	12.85	32.48%	101,466	0.66%	0.67%
9/30/19	14.37	0.09	(0.48)	(0.39)	(0.13)	(2.85)	(2.98)	11.00	0.85%	100,651	0.65%	0.79%
9/30/18	13.14	0.09	2.80	2.89	(0.11)	(1.55)	(1.66)	14.37	23.72%	112,178	0.62%	0.69%
9/30/17	11.69	0.12	2.31	2.43	(0.16)	(0.82)	(0.98)	13.14	22.27%	87,103	0.63%	1.00%
Service Class
3/31/22[r]	$ 15.65	$ (0.01)	$ 0.48aa	$ 0.47	$ —	$ (6.16)	$ (6.16)	$ 9.96	(0.99%)[b]	$ 19,903	0.76%[a]	(0.09%)[a]
9/30/21	12.92	0.01	3.30	3.31	(0.04)	(0.54)	(0.58)	15.65	26.53%	25,505	0.77%	0.05%
9/30/20	11.04	0.06	3.20	3.26	(0.07)	(1.31)	(1.38)	12.92	32.33%	25,668	0.76%	0.57%
9/30/19	14.40	0.08	(0.47)	(0.39)	(0.12)	(2.85)	(2.97)	11.04	0.79%	31,895	0.75%	0.71%
9/30/18	13.17	0.08	2.80	2.88	(0.10)	(1.55)	(1.65)	14.40	23.54%	74,294	0.72%	0.59%
9/30/17	11.71	0.11	2.31	2.42	(0.14)	(0.82)	(0.96)	13.17	22.15%	73,755	0.73%	0.89%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	15%	110%	50%	49%	73%	105%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 15.89	$ (0.01)	$ 0.47aa	$ 0.46	$ —	$ (6.16)	$ (6.16)	$ 10.19	(1.05%)[b]	$ 33,715	0.86%[a]	(0.19%)[a]
9/30/21	13.10	(0.01)	3.36	3.35	(0.02)	(0.54)	(0.56)	15.89	26.46%	36,207	0.87%	(0.05%)
9/30/20	11.19	0.05	3.25	3.30	(0.08)	(1.31)	(1.39)	13.10	32.19%	36,957	0.86%	0.47%
9/30/19	14.55	0.07	(0.47)	(0.40)	(0.11)	(2.85)	(2.96)	11.19	0.66%	37,316	0.85%	0.60%
9/30/18	13.28	0.07	2.83	2.90	(0.08)	(1.55)	(1.63)	14.55	23.51%	42,622	0.82%	0.49%
9/30/17	11.81	0.09	2.34	2.43	(0.14)	(0.82)	(0.96)	13.28	21.95%	41,678	0.83%	0.78%
Class A
3/31/22[r]	$ 15.23	$ (0.03)	$ 0.49aa	$ 0.46	$ —	$ (6.16)	$ (6.16)	$ 9.53	(1.11%)[b]	$ 20,125	1.11%[a]	(0.45%)[a]
9/30/21	12.59	(0.04)	3.22	3.18	—	(0.54)	(0.54)	15.23	26.12%	26,591	1.12%	(0.30%)
9/30/20	10.80	0.02	3.13	3.15	(0.05)	(1.31)	(1.36)	12.59	31.87%	27,988	1.11%	0.22%
9/30/19	14.15	0.04	(0.47)	(0.43)	(0.07)	(2.85)	(2.92)	10.80	0.42%	29,210	1.10%	0.35%
9/30/18	12.95	0.03	2.77	2.80	(0.05)	(1.55)	(1.60)	14.15	23.22%	39,399	1.07%	0.24%
9/30/17	11.53	0.07	2.28	2.35	(0.11)	(0.82)	(0.93)	12.95	21.73%	36,625	1.08%	0.55%
Class R4
3/31/22[r]	$ 15.06	$ (0.02)	$ 0.49aa	$ 0.47	$ —	$ (6.16)	$ (6.16)	$ 9.37	(1.05%)[b]	$ 8,043	1.01%[a]	(0.36%)[a]
9/30/21	12.45	(0.03)	3.18	3.15	—	(0.54)	(0.54)	15.06	26.20%	12,613	1.02%	(0.22%)
9/30/20	10.70	0.03	3.09	3.12	(0.06)	(1.31)	(1.37)	12.45	31.97%	28,832	1.01%	0.31%
9/30/19	14.05	0.05	(0.46)	(0.41)	(0.09)	(2.85)	(2.94)	10.70	0.59%	24,049	1.00%	0.45%
9/30/18	12.89	0.04	2.74	2.78	(0.07)	(1.55)	(1.62)	14.05	23.26%	31,265	0.97%	0.34%
9/30/17	11.50	0.07	2.27	2.34	(0.13)	(0.82)	(0.95)	12.89	21.80%	26,809	0.98%	0.61%
Class R3
3/31/22[r]	$ 15.00	$ (0.03)	$ 0.48aa	$ 0.45	$ —	$ (6.16)	$ (6.16)	$ 9.29	(1.22%)[b]	$ 4,960	1.26%[a]	(0.58%)[a]
9/30/21	12.43	(0.06)	3.17	3.11	—	(0.54)	(0.54)	15.00	25.88%	5,002	1.27%	(0.46%)
9/30/20	10.66	0.01	3.09	3.10	(0.02)	(1.31)	(1.33)	12.43	31.78%	5,875	1.26%	0.05%
9/30/19	14.02	0.02	(0.47)	(0.45)	(0.06)	(2.85)	(2.91)	10.66	0.23%	6,015	1.25%	0.20%
9/30/18	12.86	0.01	2.74	2.75	(0.04)	(1.55)	(1.59)	14.02	23.01%	7,119	1.22%	0.10%
9/30/17	11.45	0.04	2.27	2.31	(0.08)	(0.82)	(0.90)	12.86	21.52%	4,310	1.23%	0.38%

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 19.21	$ 0.03	$ (0.21)	$ (0.18)	$ —	$ (1.81)	$ (1.81)	$ 17.22	(1.25%)[b]	$ 87,971	0.65%[a]	0.33%[a]
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	0.35%
9/30/20	13.72	0.10	0.27	0.37	(0.06)	(0.07)	(0.13)	13.96	2.62%	39,988	0.69%	0.77%
9/30/19	16.47	0.11	(1.43)	(1.32)	(0.07)	(1.36)	(1.43)	13.72	(7.01%)	35,326	0.70%	0.82%
9/30/18	16.41	0.11	1.96	2.07	(0.07)	(1.94)	(2.01)	16.47	13.93%	40,439	0.69%	0.73%
9/30/17	13.81	0.11	3.01	3.12	(0.18)	(0.34)	(0.52)	16.41	23.05%	15,105	0.70%	0.75%
Class R5
3/31/22[r]	$ 19.16	$ 0.02	$ (0.21)	$ (0.19)	$ —	$ (1.81)	$ (1.81)	$ 17.16	(1.31%)[b]	$ 127,016	0.75%[a]	0.23%[a]
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	0.26%
9/30/20	13.69	0.09	0.27	0.36	(0.05)	(0.07)	(0.12)	13.93	2.56%	92,440	0.79%	0.68%
9/30/19	16.44	0.10	(1.43)	(1.33)	(0.06)	(1.36)	(1.42)	13.69	(7.14%)	61,826	0.80%	0.71%
9/30/18	16.38	0.10	1.96	2.06	(0.06)	(1.94)	(2.00)	16.44	13.82%	77,025	0.79%	0.62%
9/30/17	13.78	0.10	3.00	3.10	(0.16)	(0.34)	(0.50)	16.38	22.99%	64,889	0.80%	0.63%
Service Class
3/31/22[r]	$ 19.11	$ 0.01	$ (0.21)	$ (0.20)	$ —	$ (1.81)	$ (1.81)	$ 17.10	(1.36%)[b]	$ 19,963	0.84%[a]	0.12%[a]
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	0.17%
9/30/20	13.66	0.08	0.25	0.33	(0.03)	(0.07)	(0.10)	13.89	2.37%	17,146	0.89%	0.58%
9/30/19	16.39	0.08	(1.41)	(1.33)	(0.04)	(1.36)	(1.40)	13.66	(7.16%)	17,073	0.90%	0.61%
9/30/18	16.34	0.08	1.95	2.03	(0.04)	(1.94)	(1.98)	16.39	13.68%	18,192	0.89%	0.52%
9/30/17	13.75	0.08	3.00	3.08	(0.15)	(0.34)	(0.49)	16.34	22.87%	14,726	0.90%	0.54%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	15%	40%	47%	34%	57%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 18.97	$ 0.00[d]	$ (0.21)	$ (0.21)	$ —	$ (1.81)	$ (1.81)	$ 16.95	(1.43%)[b]	$ 24,717	0.95%[a]	0.03%[a]
9/30/21	13.80	0.01	6.44	6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	0.07%
9/30/20	13.57	0.06	0.26	0.32	(0.02)	(0.07)	(0.09)	13.80	2.27%	18,422	0.99%	0.48%
9/30/19	16.29	0.07	(1.41)	(1.34)	(0.02)	(1.36)	(1.38)	13.57	(7.28%)	20,377	1.00%	0.51%
9/30/18	16.25	0.07	1.94	2.01	(0.03)	(1.94)	(1.97)	16.29	13.59%	26,503	0.99%	0.42%
9/30/17	13.68	0.07	2.98	3.05	(0.14)	(0.34)	(0.48)	16.25	22.75%	23,967	1.00%	0.44%
Class A
3/31/22[r]	$ 18.40	$ (0.02)bb	$ (0.20)	$ (0.22)	$ —	$ (1.81)	$ (1.81)	$ 16.37	(1.53%)[b]	$ 50,356	1.20%[a]	(0.22%)[a]
9/30/21	13.42	(0.03)	6.25	6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	(0.18%)
9/30/20	13.21	0.03	0.25	0.28	—	(0.07)	(0.07)	13.42	2.07%	42,491	1.24%	0.22%
9/30/19	15.92	0.03	(1.38)	(1.35)	—	(1.36)	(1.36)	13.21	(7.54%)	50,524	1.25%	0.26%
9/30/18	15.93	0.03	1.90	1.93	—	(1.94)	(1.94)	15.92	13.34%	69,157	1.24%	0.17%
9/30/17	13.42	0.03	2.92	2.95	(0.10)	(0.34)	(0.44)	15.93	22.42%	73,462	1.25%	0.19%
Class R4
3/31/22[r]	$ 18.28	$ (0.01)bb	$ (0.20)	$ (0.21)	$ —	$ (1.81)	$ (1.81)	$ 16.26	(1.48%)[b]	$ 15,075	1.10%[a]	(0.12%)[a]
9/30/21	13.34	(0.02)	6.22	6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	(0.09%)
9/30/20	13.12	0.04	0.25	0.29	—	(0.07)	(0.07)	13.34	2.16%	9,413	1.14%	0.32%
9/30/19	15.81	0.05	(1.38)	(1.33)	(0.00)[d]	(1.36)	(1.36)	13.12	(7.43%)	10,591	1.15%	0.36%
9/30/18	15.83	0.04	1.89	1.93	(0.01)	(1.94)	(1.95)	15.81	13.42%	11,773	1.14%	0.26%
9/30/17	13.36	0.04	2.91	2.95	(0.14)	(0.34)	(0.48)	15.83	22.50%	9,717	1.15%	0.29%
Class R3
3/31/22[r]	$ 18.06	$ (0.03)bb	$ (0.20)	$ (0.23)	$ —	$ (1.81)	$ (1.81)	$ 16.02	(1.62%)[b]	$ 8,453	1.35%[a]	(0.38%)[a]
9/30/21	13.18	(0.06)	6.15	6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	(0.34%)
9/30/20	13.00	0.01	0.24	0.25	—	(0.07)	(0.07)	13.18	1.87%	6,048	1.39%	0.07%
9/30/19	15.71	0.01	(1.36)	(1.35)	—	(1.36)	(1.36)	13.00	(7.66%)	8,551	1.40%	0.11%
9/30/18	15.77	0.00[d]	1.88	1.88	—	(1.94)	(1.94)	15.71	13.14%	10,564	1.39%	0.02%
9/30/17	13.32	0.01	2.89	2.90	(0.11)	(0.34)	(0.45)	15.77	22.19%	9,008	1.40%	0.04%

The accompanying notes are an integral part of the financial statements.

MassMutual Global Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 18.79	$ (0.03)	$ (2.18)	$ (2.21)	$ —	$ (2.04)	$ (2.04)	$ 14.54	(13.57%)[b]	$ 81,535	0.84%[a]	(0.36%)[a]
9/30/21	15.04	(0.05)	4.64	4.59	—	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
9/30/20	12.35	0.00[d]	2.81	2.81	(0.09)	(0.03)	(0.12)	15.04	22.90%	75,893	0.85%	0.00%[e]
9/30/19	16.08	0.10	(0.83)	(0.73)	(0.11)	(2.89)	(3.00)	12.35	(1.93%)	70,159	0.84%	0.79%
9/30/18	16.46	0.13	1.52	1.65	(0.16)	(1.87)	(2.03)	16.08	10.39%	50,503	0.86%	0.79%
9/30/17	13.47	0.12	3.43	3.55	(0.18)	(0.38)	(0.56)	16.46	27.53%	34,308	0.86%	0.78%
Class R5
3/31/22[r]	$ 18.78	$ (0.04)	$ (2.17)	$ (2.21)	$ —	$ (2.04)	$ (2.04)	$ 14.53	(13.62%)[b]	$ 87,761	0.94%[a]	(0.46%)[a]
9/30/21	15.05	(0.07)	4.64	4.57	—	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
9/30/20	12.36	(0.01)	2.81	2.80	(0.08)	(0.03)	(0.11)	15.05	22.77%	111,038	0.95%	(0.09%)
9/30/19	16.09	0.08	(0.83)	(0.75)	(0.09)	(2.89)	(2.98)	12.36	(2.07%)	98,379	0.94%	0.66%
9/30/18	16.47	0.11	1.53	1.64	(0.15)	(1.87)	(2.02)	16.09	10.28%	101,536	0.96%	0.65%
9/30/17	13.46	0.08	3.48	3.56	(0.17)	(0.38)	(0.55)	16.47	27.55%	120,521	0.96%	0.54%
Service Class
3/31/22[r]	$ 18.58	$ (0.05)	$ (2.15)	$ (2.20)	$ —	$ (2.04)	$ (2.04)	$ 14.34	(13.68%)[b]	$ 7,435	1.04%[a]	(0.55%)[a]
9/30/21	14.91	(0.08)	4.59	4.51	—	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)
9/30/20	12.23	(0.03)	2.80	2.77	(0.06)	(0.03)	(0.09)	14.91	22.75%	6,166	1.05%	(0.19%)
9/30/19	15.94	0.06	(0.82)	(0.76)	(0.06)	(2.89)	(2.95)	12.23	(2.23%)	6,361	1.04%	0.43%
9/30/18	16.33	0.10	1.51	1.61	(0.13)	(1.87)	(2.00)	15.94	10.17%	16,104	1.06%	0.60%
9/30/17	13.35	0.07	3.44	3.51	(0.15)	(0.38)	(0.53)	16.33	27.37%	19,086	1.06%	0.46%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	6%	10%	12%	32%	42%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 18.73	$ (0.06)	$ (2.17)	$ (2.23)	$ —	$ (2.04)	$ (2.04)	$ 14.46	(13.73%)[b]	$ 64,687	1.14%[a]	(0.66%)[a]
9/30/21	15.03	(0.10)	4.64	4.54	—	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
9/30/20	12.34	(0.04)	2.81	2.77	(0.05)	(0.03)	(0.08)	15.03	22.56%	80,607	1.15%	(0.29%)
9/30/19	16.06	0.06	(0.83)	(0.77)	(0.06)	(2.89)	(2.95)	12.34	(2.30%)	77,097	1.14%	0.45%
9/30/18	16.44	0.07	1.53	1.60	(0.11)	(1.87)	(1.98)	16.06	10.07%	90,239	1.16%	0.46%
9/30/17	13.44	0.05	3.47	3.52	(0.14)	(0.38)	(0.52)	16.44	27.24%	103,200	1.16%	0.36%
Class A
3/31/22[r]	$ 18.40	$ (0.08)	$ (2.12)	$ (2.20)	$ —	$ (2.04)	$ (2.04)	$ 14.16	(13.82%)[b]	$ 14,551	1.39%[a]	(0.91%)[a]
9/30/21	14.82	(0.14)	4.56	4.42	—	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
9/30/20	12.17	(0.07)	2.77	2.70	(0.02)	(0.03)	(0.05)	14.82	22.22%	22,903	1.40%	(0.55%)
9/30/19	15.87	0.03	(0.82)	(0.79)	(0.02)	(2.89)	(2.91)	12.17	(2.48%)	24,676	1.39%	0.20%
9/30/18	16.27	0.03	1.51	1.54	(0.07)	(1.87)	(1.94)	15.87	9.74%	31,725	1.41%	0.21%
9/30/17	13.29	0.02	3.44	3.46	(0.10)	(0.38)	(0.48)	16.27	26.99%	30,769	1.41%	0.12%
Class R4
3/31/22[r]	$ 18.12	$ (0.07)	$ (2.08)	$ (2.15)	$ —	$ (2.04)	$ (2.04)	$ 13.93	(13.76%)[b]	$ 12,525	1.29%[a]	(0.81%)[a]
9/30/21	14.59	(0.12)	4.49	4.37	—	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
9/30/20	11.98	(0.06)	2.73	2.67	(0.03)	(0.03)	(0.06)	14.59	22.36%	8,878	1.30%	(0.45%)
9/30/19	15.71	0.04	(0.82)	(0.78)	(0.06)	(2.89)	(2.95)	11.98	(2.45%)	7,531	1.29%	0.32%
9/30/18	16.13	0.04	1.51	1.55	(0.10)	(1.87)	(1.97)	15.71	9.90%	7,790	1.31%	0.27%
9/30/17	13.21	0.03	3.41	3.44	(0.14)	(0.38)	(0.52)	16.13	27.05%	5,560	1.31%	0.20%
Class R3
3/31/22[r]	$ 18.25	$ (0.09)	$ (2.10)	$ (2.19)	$ —	$ (2.04)	$ (2.04)	$ 14.02	(13.88%)[b]	$ 10,863	1.54%[a]	(1.06%)[a]
9/30/21	14.72	(0.17)	4.54	4.37	—	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)
9/30/20	12.10	(0.09)	2.75	2.66	(0.01)	(0.03)	(0.04)	14.72	21.99%	9,792	1.55%	(0.69%)
9/30/19	15.80	0.01	(0.82)	(0.81)	—	(2.89)	(2.89)	12.10	(2.69%)	10,226	1.54%	0.06%
9/30/18	16.21	0.01	1.51	1.52	(0.06)	(1.87)	(1.93)	15.80	9.64%	11,029	1.56%	0.06%
9/30/17	13.27	(0.00)[d]	3.42	3.42	(0.10)	(0.38)	(0.48)	16.21	26.73%	10,696	1.56%	(0.03%)

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.08	$ 0.04	$ (0.18)	$ (0.14)	$ (0.21)	$ (1.02)	$ (1.23)	$ 8.71	(1.64%)[b]	$ 71,084	1.05%[a]	1.00%[a]	0.85%[a]
9/30/21	13.08	0.14	1.84	1.98	(0.04)	(4.94)	(4.98)	10.08	17.97%	89,913	1.02%	1.00%	1.31%
9/30/20	12.01	0.03	1.54	1.57	(0.13)	(0.37)	(0.50)	13.08	13.17%	96,308	1.02%	1.00%	0.26%
9/30/19	12.99	0.09	(0.49)	(0.40)	(0.12)	(0.46)	(0.58)	12.01	(2.49%)	149,979	0.93%	0.92%	0.81%
9/30/18	13.44	0.14	(0.42)	(0.28)	(0.17)	—	(0.17)	12.99	(2.14%)	293,575	0.96%	0.94%	1.01%
9/30/17	11.97	0.18	1.61	1.79	(0.15)	(0.17)	(0.32)	13.44	15.60%	246,510	0.96%	0.94%	1.46%
Class R5
3/31/22[r]	$ 10.08	$ 0.04	$ (0.19)	$ (0.15)	$ (0.19)	$ (1.02)	$ (1.21)	$ 8.72	(1.66%)[b]	$ 40,912	1.15%[a]	1.10%[a]	0.74%[a]
9/30/21	13.08	0.14	1.83	1.97	(0.03)	(4.94)	(4.97)	10.08	17.79%	50,688	1.12%	1.10%	1.27%
9/30/20	12.00	0.02	1.55	1.57	(0.12)	(0.37)	(0.49)	13.08	13.14%	61,444	1.12%	1.10%	0.20%
9/30/19	12.98	0.10	(0.51)	(0.41)	(0.11)	(0.46)	(0.57)	12.00	(2.63%)	94,827	1.03%	1.02%	0.89%
9/30/18	13.44	0.12	(0.42)	(0.30)	(0.16)	—	(0.16)	12.98	(2.32%)	147,654	1.06%	1.04%	0.85%
9/30/17	11.97	0.17	1.61	1.78	(0.14)	(0.17)	(0.31)	13.44	15.47%	195,316	1.06%	1.04%	1.38%
Service Class
3/31/22[r]	$ 10.05	$ 0.03	$ (0.19)	$ (0.16)	$ (0.18)	$ (1.02)	$ (1.20)	$ 8.69	(1.78%)[b]	$ 3,324	1.25%[a]	1.20%[a]	0.70%[a]
9/30/21	13.04	0.12	1.84	1.96	(0.01)	(4.94)	(4.95)	10.05	17.72%	3,469	1.22%	1.20%	1.16%
9/30/20	11.97	0.00[d]	1.54	1.54	(0.10)	(0.37)	(0.47)	13.04	12.94%	4,524	1.22%	1.20%	0.00%[e]
9/30/19	12.94	0.07	(0.49)	(0.42)	(0.09)	(0.46)	(0.55)	11.97	(2.74%)	9,393	1.13%	1.12%	0.60%
9/30/18	13.39	0.11	(0.41)	(0.30)	(0.15)	—	(0.15)	12.94	(2.33%)	23,069	1.16%	1.14%	0.79%
9/30/17	11.93	0.15	1.61	1.76	(0.13)	(0.17)	(0.30)	13.39	15.33%	21,422	1.16%	1.14%	1.25%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	7%	30%	106%	52%	70%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 9.96	$ 0.03	$ (0.19)	$ (0.16)	$ (0.17)	$ (1.02)	$ (1.19)	$ 8.61	(1.81%)[b]	$ 2,372	1.35%[a]	1.30%[a]	0.59%[a]
9/30/21	12.97	0.11	1.82	1.93	—	(4.94)	(4.94)	9.96	17.59%	2,436	1.32%	1.30%	1.03%
9/30/20	11.91	(0.00)[d]	1.52	1.52	(0.09)	(0.37)	(0.46)	12.97	12.81%	3,565	1.32%	1.30%	(0.02%)
9/30/19	12.87	0.08	(0.51)	(0.43)	(0.07)	(0.46)	(0.53)	11.91	(2.77%)	5,465	1.23%	1.22%	0.65%
9/30/18	13.32	0.08	(0.40)	(0.32)	(0.13)	—	(0.13)	12.87	(2.49%)	11,908	1.26%	1.24%	0.58%
9/30/17	11.87	0.15	1.58	1.73	(0.11)	(0.17)	(0.28)	13.32	15.19%	17,968	1.26%	1.24%	1.22%
Class A
3/31/22[r]	$ 9.45	$ 0.01	$ (0.17)	$ (0.16)	$ (0.14)	$ (1.02)	$ (1.16)	$ 8.13	(1.94%)[b]	$ 11,588	1.60%[a]	1.55%[a]	0.32%[a]
9/30/21	12.56	0.08	1.75	1.83	—	(4.94)	(4.94)	9.45	17.30%	13,793	1.57%	1.55%	0.82%
9/30/20	11.54	(0.03)	1.48	1.45	(0.06)	(0.37)	(0.43)	12.56	12.61%	18,670	1.57%	1.55%	(0.22%)
9/30/19	12.49	0.05	(0.50)	(0.45)	(0.04)	(0.46)	(0.50)	11.54	(3.09%)	22,004	1.48%	1.47%	0.46%
9/30/18	12.93	0.05	(0.39)	(0.34)	(0.10)	—	(0.10)	12.49	(2.70%)	30,719	1.51%	1.49%	0.41%
9/30/17	11.52	0.10	1.56	1.66	(0.08)	(0.17)	(0.25)	12.93	14.95%	39,746	1.51%	1.49%	0.90%
Class R4
3/31/22[r]	$ 9.33	$ 0.01	$ (0.17)	$ (0.16)	$ (0.15)	$ (1.02)	$ (1.17)	$ 8.00	(1.91%)[b]	$ 1,051	1.49%[a]	1.44%[a]	0.32%[a]
9/30/21	12.45	0.09	1.73	1.82	—	(4.94)	(4.94)	9.33	17.41%	1,639	1.47%	1.45%	0.88%
9/30/20	11.43	(0.04)	1.48	1.44	(0.05)	(0.37)	(0.42)	12.45	12.70%	1,951	1.47%	1.45%	(0.31%)
9/30/19	12.38	0.05	(0.48)	(0.43)	(0.06)	(0.46)	(0.52)	11.43	(2.95%)	4,895	1.38%	1.37%	0.48%
9/30/18	12.84	0.07	(0.40)	(0.33)	(0.13)	—	(0.13)	12.38	(2.63%)	10,673	1.41%	1.39%	0.54%
9/30/17	11.47	0.13	1.53	1.66	(0.12)	(0.17)	(0.29)	12.84	15.10%	10,932	1.41%	1.39%	1.10%
Class R3
3/31/22[r]	$ 9.22	$ 0.01	$ (0.17)	$ (0.16)	$ (0.14)	$ (1.02)	$ (1.16)	$ 7.90	(2.00%)[b]	$ 2,160	1.75%[a]	1.70%[a]	0.23%[a]
9/30/21	12.38	0.07	1.71	1.78	—	(4.94)	(4.94)	9.22	17.07%	2,294	1.72%	1.70%	0.74%
9/30/20	11.38	(0.06)	1.47	1.41	(0.04)	(0.37)	(0.41)	12.38	12.42%	2,427	1.72%	1.70%	(0.49%)
9/30/19	12.34	0.02	(0.48)	(0.46)	(0.04)	(0.46)	(0.50)	11.38	(3.24%)	5,415	1.63%	1.62%	0.21%
9/30/18	12.79	0.03	(0.39)	(0.36)	(0.09)	—	(0.09)	12.34	(2.88%)	9,024	1.66%	1.64%	0.25%
9/30/17	11.43	0.09	1.54	1.63	(0.10)	(0.17)	(0.27)	12.79	14.77%	9,045	1.66%	1.64%	0.77%

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.93	$ 0.01	$ (2.59)	$ (2.58)	$ (0.20)	$ (1.83)	$ (2.03)	$ 10.32	(19.24%)[b]	$ 133,462	1.29%[a]	1.15%[a]	0.18%[a]
9/30/21	13.23	0.04	1.88	1.92	—	(0.22)	(0.22)	14.93	14.53%	156,998	1.22%	1.15%	0.25%
9/30/20	13.02	0.02	1.33	1.35	(0.08)	(1.06)	(1.14)	13.23	10.33%	169,366	1.27%	1.15%	0.12%
9/30/19	12.75	0.07	0.28	0.35	(0.08)	—	(0.08)	13.02	2.85%	141,988	1.21%	1.10%	0.55%
9/30/18	12.88	0.08	(0.04)	0.04	(0.17)	—	(0.17)	12.75	0.31%	216,085	1.27%	1.05%	0.62%
9/30/17	10.79	0.07	2.14	2.21	(0.12)	—	(0.12)	12.88	20.85%	236,991	1.28%	1.05%	0.65%
Class R5
3/31/22[r]	$ 15.14	$ 0.01	$ (2.64)	$ (2.63)	$ (0.18)	$ (1.83)	$ (2.01)	$ 10.50	(19.27%)[b]	$ 2,313	1.39%[a]	1.25%[a]	0.08%[a]
9/30/21	13.43	0.03	1.90	1.93	—	(0.22)	(0.22)	15.14	14.38%	2,703	1.32%	1.25%	0.16%
9/30/20	13.20	0.00[d]	1.35	1.35	(0.06)	(1.06)	(1.12)	13.43	10.23%	3,165	1.37%	1.25%	0.02%
9/30/19	12.92	0.06	0.29	0.35	(0.07)	—	(0.07)	13.20	2.78%	4,295	1.31%	1.22%	0.45%
9/30/18	13.05	0.07	(0.04)	0.03	(0.16)	—	(0.16)	12.92	0.21%	4,047	1.37%	1.15%	0.53%
9/30/17	10.94	0.06	2.16	2.22	(0.11)	—	(0.11)	13.05	20.59%	3,887	1.38%	1.15%	0.54%
Service Class
3/31/22[r]	$ 14.93	$ (0.00)d,bb	$ (2.60)	$ (2.60)	$ (0.17)	$ (1.83)	$ (2.00)	$ 10.33	(19.31%)[b]	$ 2,021	1.49%[a]	1.35%[a]	(0.02%)[a]
9/30/21	13.25	0.01	1.89	1.90	—	(0.22)	(0.22)	14.93	14.35%	2,216	1.42%	1.35%	0.05%
9/30/20	13.05	(0.01)	1.33	1.32	(0.06)	(1.06)	(1.12)	13.25	10.12%	2,473	1.47%	1.35%	(0.05%)
9/30/19	12.73	0.05	0.29	0.34	(0.02)	—	(0.02)	13.05	2.71%	419	1.41%	1.31%	0.42%
9/30/18	12.85	0.05	(0.03)	0.02	(0.14)	—	(0.14)	12.73	0.10%	230	1.47%	1.25%	0.41%
9/30/17	10.78	(0.02)	2.19	2.17	(0.10)	—	(0.10)	12.85	20.41%	434	1.48%	1.25%	(0.20%)

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	23%	48%	71%	32%	38%	51%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 14.96	$ (0.01)bb	$ (2.60)	$ (2.61)	$ (0.16)	$ (1.83)	$ (1.99)	$ 10.36	(19.35%)[b]	$ 236	1.59%[a]	1.45%[a]	(0.20%)[a]
9/30/21	13.29	(0.01)	1.90	1.89	—	(0.22)	(0.22)	14.96	14.23%	1,017	1.52%	1.45%	(0.03%)
9/30/20	13.08	(0.02)	1.33	1.31	(0.04)	(1.06)	(1.10)	13.29	9.96%	989	1.57%	1.45%	(0.16%)
9/30/19	12.78	0.03	0.30	0.33	(0.03)	—	(0.03)	13.08	2.61%	927	1.51%	1.41%	0.24%
9/30/18	12.91	0.04	(0.03)	0.01	(0.14)	—	(0.14)	12.78	0.02%	879	1.57%	1.35%	0.33%
9/30/17	10.84	0.05	2.13	2.18	(0.11)	—	(0.11)	12.91	20.35%	1,565	1.58%	1.35%	0.41%
Class A
3/31/22[r]	$ 14.77	$ (0.02)bb	$ (2.59)	$ (2.61)	$ (0.00)[d]	$ (1.83)	$ (1.83)	$ 10.33	(19.46%)[b]	$ 621	1.84%[a]	1.70%[a]	(0.36%)[a]
9/30/21	13.17	(0.06)	1.88	1.82	—	(0.22)	(0.22)	14.77	13.83%	635	1.77%	1.70%	(0.36%)
9/30/20	12.98	(0.05)	1.32	1.27	(0.02)	(1.06)	(1.08)	13.17	9.75%	2,029	1.82%	1.70%	(0.42%)
9/30/19	12.73	0.01	0.28	0.29	(0.04)	—	(0.04)	12.98	2.32%	885	1.76%	1.68%	0.09%
9/30/18	12.88	0.04	(0.07)	(0.03)	(0.12)	—	(0.12)	12.73	(0.23%)	386	1.82%	1.60%	0.30%
9/30/17	10.74	0.02	2.14	2.16	(0.02)	—	(0.02)	12.88	20.18%	118	1.83%	1.60%	0.14%
Class R4
3/31/22[r]	$ 14.71	$ (0.02)bb	$ (2.56)	$ (2.58)	$ (0.06)	$ (1.83)	$ (1.89)	$ 10.24	(19.45%)[b]	$ 365	1.74%[a]	1.60%[a]	(0.27%)[a]
9/30/21	13.10	(0.05)	1.88	1.83	—	(0.22)	(0.22)	14.71	13.98%	443	1.67%	1.60%	(0.32%)
9/30/20	12.90	(0.04)	1.32	1.28	(0.02)	(1.06)	(1.08)	13.10	9.84%	1,237	1.72%	1.60%	(0.30%)
9/30/19	12.63	0.01	0.29	0.30	(0.03)	—	(0.03)	12.90	2.38%	1,337	1.66%	1.57%	0.05%
9/30/18	12.76	0.03	(0.04)	(0.01)	(0.12)	—	(0.12)	12.63	(0.10%)	1,295	1.72%	1.50%	0.22%
9/30/17	10.72	0.03	2.11	2.14	(0.10)	—	(0.10)	12.76	20.23%	1,019	1.73%	1.50%	0.24%
Class R3
3/31/22[r]	$ 14.62	$ (0.03)bb	$ (2.55)	$ (2.58)	$ (0.09)	$ (1.83)	$ (1.92)	$ 10.12	(19.48%)[b]	$ 978	1.99%[a]	1.85%[a]	(0.52%)[a]
9/30/21	13.05	(0.06)	1.85	1.79	—	(0.22)	(0.22)	14.62	13.72%	1,120	1.92%	1.85%	(0.42%)
9/30/20	12.87	(0.07)	1.31	1.24	(0.00)[d]	(1.06)	(1.06)	13.05	9.57%	992	1.97%	1.85%	(0.58%)
9/30/19	12.60	(0.02)	0.29	0.27	—	—	—	12.87	2.14%	750	1.91%	1.81%	(0.15%)
9/30/18	12.73	(0.01)	(0.04)	(0.05)	(0.08)	—	(0.08)	12.60	(0.39%)	761	1.97%	1.75%	(0.09%)
9/30/17	10.70	(0.01)	2.12	2.11	(0.08)	—	(0.08)	12.73	19.88%	821	1.98%	1.75%	(0.07%)

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Core Bond Fund (“Core Bond Fund”)
MassMutual Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual High Yield Fund (“High Yield Fund”)
MassMutual Balanced Fund (“Balanced Fund”)
MassMutual Disciplined Value Fund (“Disciplined Value Fund”)
MassMutual Main Street Fund (“Main Street Fund”)
MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)
MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Global Fund (“Global Fund”)
MassMutual International Equity Fund (“International Equity Fund”)
MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2022. The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2022. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2022, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$537,373,314	$—	$537,373,314
Non-U.S. Government Agency Obligations	—	426,074,218	—	426,074,218
U.S. Government Agency Obligations and Instrumentalities	—	434,989	—	434,989
Purchased Options	—	2,256,614	—	2,256,614
Mutual Funds	721,020	—	—	721,020
Short-Term Investments	—	23,715,790	—	23,715,790
Total Investments	$721,020	$989,854,925	$—	$990,575,945
Asset Derivatives
Futures Contracts	$8,168,342	$—	$—	$8,168,342
Liability Derivatives
Futures Contracts	$(730,296)	$—	$—	$(730,296)
Swap Agreements	—	(20,981,153)	—	(20,981,153)
Total	$(730,296)	$(20,981,153)	$—	$(21,711,449)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$185,359,254	$—		$185,359,254
U.S. Government Agency Obligations and Instrumentalities	—	39,053,199	—		39,053,199
U.S. Treasury Obligations	—	91,202,283	—		91,202,283
Purchased Options	—	1,166,008	—		1,166,008
Mutual Funds	—	5,537,500	—		5,537,500
Short-Term Investments	—	28,445,481	—		28,445,481
Total Investments	$—	$350,763,725	$—		$350,763,725
Asset Derivatives
Futures Contracts	83,728	—	—		83,728
Swap Agreements	—	886,225	—		886,225
Total	$83,728	$886,225	$—		$969,953
Liability Derivatives
Futures Contracts	(160,954)	—	—		(160,954)
Swap Agreements	—	(4,940,737)	—		(4,940,737)
Total	$(160,954)	$(4,940,737)	$—		$(5,101,691)

Core Bond Fund
Asset Investments
Corporate Debt	$—	$346,443,164	$—		$346,443,164
Non-U.S. Government Agency Obligations	—	253,226,728	—		253,226,728
Sovereign Debt Obligations	—	10,169,306	—		10,169,306
U.S. Government Agency Obligations and Instrumentalities	—	214,747,591	—		214,747,591
U.S. Treasury Obligations	—	123,545,426	—		123,545,426
Purchased Options	—	3,677,145	—		3,677,145
Mutual Funds	4,718,730	—	—		4,718,730
Short-Term Investments	—	178,284,715	—		178,284,715
Total Investments	$4,718,730	$1,130,094,075	$—		$1,134,812,805
Asset Derivatives
Futures Contracts	$710,231	$—	$—		$710,231
Liability Derivatives
Futures Contracts	$(3,275,918)	$—	$—		$(3,275,918)

Diversified Bond Fund
Asset Investments
Preferred Stock	$1,300,911	$—	$—		$1,300,911
Corporate Debt	—	92,191,769	—		92,191,769
Non-U.S. Government Agency Obligations	—	58,025,775	—		58,025,775
Sovereign Debt Obligations	—	1,997,645	—		1,997,645
U.S. Government Agency Obligations and Instrumentalities	—	32,156,612	—		32,156,612
U.S. Treasury Obligations	—	5,625,886	—		5,625,886
Purchased Options	—	738,984	—		738,984
Warrants	—	—	4,163	**	4,163
Mutual Funds	1,971,923	—	—		1,971,923
Short-Term Investments	—	32,264,968	—		32,264,968
Total Investments	$3,272,834	$223,001,639	$4,163		$226,278,636
Asset Derivatives
Forward Contracts	—	135,237	—		135,237
Futures Contracts	160,440	—	—		160,440
Total	$160,440	$135,237	$—		$295,677

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$(158,196)	$—		$(158,196)
Futures Contracts	(985,485)	—	—		(985,485)
Written Options	—	(32,389)	—		(32,389)
Total	$(985,485)	$(190,585)	$—		$(1,176,070)

High Yield Fund
Asset Investments
Common Stock	$3,901,033	$—	$—	+**	$3,901,033
Bank Loans	—	12,013,203	—		12,013,203
Corporate Debt	—	443,046,068	—		443,046,068
Mutual Funds	13,124,605	—	—		13,124,605
Short-Term Investments	—	6,033,809	—		6,033,809
Total Investments	$17,025,638	$461,093,080	$—		$478,118,718

Balanced Fund
Asset Investments
Common Stock	$95,510,457	$—	$—		$95,510,457
Corporate Debt	—	18,056,115	—		18,056,115
Non-U.S. Government Agency Obligations	—	4,826,850	—		4,826,850
U.S. Government Agency Obligations and Instrumentalities	—	11,983,366	—		11,983,366
U.S. Treasury Obligations	—	17,631,371	—		17,631,371
Mutual Funds	4,622,123	—	—		4,622,123
Short-Term Investments	—	5,176,150	—		5,176,150
Total Investments	$100,132,580	$57,673,852	$—		$157,806,432
Asset Derivatives
Futures Contracts	$165,561	$—	$—		$165,561

Main Street Fund
Asset Investments
Common Stock	$114,258,664	$498,556 *	$—		$114,757,220
Mutual Funds	166,704	—	—		166,704
Short-Term Investments	—	1,017,664	—		1,017,664
Total Investments	$114,425,368	$1,516,220	$—		$115,941,588

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$11,274,071	$1,225,690	$—		$12,499,761
Denmark	—	6,163,901	—		6,163,901
France	—	24,180,348	—		24,180,348
Germany	—	5,900,637	—		5,900,637
India	4,013,235	8,764,746	—		12,777,981
Italy	—	1,129,930	—		1,129,930
Japan	—	29,580,229	—		29,580,229
Netherlands	—	11,908,203	—		11,908,203
Sweden	—	9,518,473	—		9,518,473
Switzerland	—	2,552,672	—		2,552,672
United States	161,622,613	—	—		161,622,613
Mutual Funds	5,682,075	—	—		5,682,075
Short-Term Investments	—	1,751,197	—		1,751,197
Total Investments	$182,591,994	$102,676,026	$—		$285,268,020

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
International Equity Fund
Asset Investments
Common Stock*
Australia	$162,225	$1,318,824	$—		$1,481,049
Austria	—	103,435	—		103,435
Belgium	—	919,747	—		919,747
Canada	8,661,357	—	—		8,661,357
Cayman Islands	—	984,413	—		984,413
Finland	—	2,192,609	—		2,192,609
France	—	15,498,060	—		15,498,060
Germany	—	5,577,147	—		5,577,147
Hong Kong	—	3,360,343	—		3,360,343
Ireland	225,635	4,173,796	—		4,399,431
Israel	344,267	—	—		344,267
Italy	—	139,660	—		139,660
Japan	—	21,271,513	—		21,271,513
Luxembourg	—	337,504	—		337,504
Netherlands	386,919	6,587,091	—		6,974,010
Norway	—	551,198	—		551,198
Republic of Korea	—	411,319	—		411,319
Singapore	—	515,291	—		515,291
Spain	—	4,036,508	—		4,036,508
Sweden	—	3,618,472	—		3,618,472
Switzerland	—	13,571,477	—		13,571,477
United Kingdom	370,513	35,555,209	—		35,925,722
Mutual Funds	2,191,126	—	—		2,191,126
Short-Term Investments	—	601,920	—		601,920
Total Investments	$12,342,042	$121,325,536	$—		$133,667,578

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$165,339	$—	$—		$165,339
Brazil	5,959,430	—	35,695	**	5,995,125
Cayman Islands	15,022,975	12,216,820	—		27,239,795
China	—	76,858	—		76,858
Cyprus	—	—	—	+,**	—
Egypt	—	610,863	—		610,863
France	—	5,957,447	—		5,957,447
Hong Kong	—	7,363,779	—		7,363,779
India	—	27,218,307	—		27,218,307
Indonesia	—	1,340,886	—		1,340,886
Italy	—	2,037,717	—		2,037,717
Luxembourg	—	404,462	—		404,462
Mexico	13,775,835	—	—		13,775,835
Netherlands	—	—	—	+,**	—
Philippines	—	3,546,823	—		3,546,823
Republic of Korea	—	9,279,258	—		9,279,258
Russia	—	—	—	+,**	—
South Africa	—	1,467,303	—		1,467,303
Switzerland	—	4,349,254	—		4,349,254
Taiwan	—	15,712,100	—		15,712,100
Turkey	—	147,833	—		147,833
United Kingdom	—	670,390	—		670,390
United States	4,926,270	—	—		4,926,270

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Brazil	$1,829,581	$—	$—	$1,829,581
Warrants	42,610	—	—	42,610
Rights	—	40,554	—	40,554
Short-Term Investments	—	7,187,696	—	7,187,696
Total Investments	$41,722,040	$99,628,350	$35,695	$141,386,085

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2022 in relation to net assets were not significant.

+	Represents a security at $0 value as of March 31, 2022.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, collateral pledged for open purchased options, collateral pledged for open futures contracts, and collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, collateral held for open purchased options, collateral held for open swap agreements, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2022.

The Funds, with the exception of the Strategic Emerging Markets Fund, had no Level 3 transfers during the period ended March 31, 2022. The following table shows the Level 3 transfers for the Strategic Emerging Markets Fund for the period ended March 31, 2022.

	Transfers In *	Transfers Out *
	Level 3 - Significant Unobservable Inputs	Level 1 - Other Significant Observable Inputs	Level 2 - Other Significant Observable Inputs
Strategic Emerging Markets Fund	$16,750,547	$(6,093,568)	$(10,656,979)

*	Level 3 transfers occurred as inputs were less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2022, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$2,256,614	$2,256,614
Futures Contracts^^	—	—	8,168,342	8,168,342
Total Value	$—	$—	$10,424,956	$10,424,956
Liability Derivatives
Futures Contracts^^	$—	$—	$(730,296)	$(730,296)
Swap Agreements^^,^^^	—	—	(20,981,153)	(20,981,153)
Total Value	$—	$—	$(21,711,449)	$(21,711,449)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$3,745,930	$3,745,930
Swap Agreements	—	—	825,605	825,605
Total Realized Gain (Loss)	$—	$—	$4,571,535	$4,571,535
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$558,880	$558,880
Futures Contracts	—	—	6,832,278	6,832,278
Swap Agreements	—	—	(20,981,153)	(20,981,153)
Total Change in Appreciation (Depreciation)	$—	$—	$(13,589,995)	$(13,589,995)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$—	$—	$1,166,008	$1,166,008
Futures Contracts^^	—	—	83,728	83,728
Swap Agreements*	—	—	886,225	886,225
Total Value	$—	$—	$2,135,961	$2,135,961
Liability Derivatives
Futures Contracts^^	$—	$—	$(160,954)	$(160,954)
Swap Agreements^	—	—	(4,940,737)	(4,940,737)
Total Value	$—	$—	$(5,101,691)	$(5,101,691)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$95,384	$95,384
Swap Agreements	—	—	7,774,633	7,774,633
Total Realized Gain (Loss)	$—	$—	$7,870,017	$7,870,017
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$278,134	$278,134
Futures Contracts	—	—	(190,084)	(190,084)
Swap Agreements	(4,263,676)	—	(4,487,052)	(8,750,728)
Total Change in Appreciation (Depreciation)	$(4,263,676)	$—	$(4,399,002)	$(8,662,678)

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Core Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$3,677,145	$3,677,145
Futures Contracts^^	—	—	710,231	710,231
Total Value	$—	$—	$4,387,376	$4,387,376
Liability Derivatives
Futures Contracts^^	$—	$—	$(3,275,918)	$(3,275,918)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$(6,945,292)	$(6,945,292)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$819,006	$819,006
Futures Contracts	—	—	233,882	233,882
Total Change in Appreciation (Depreciation)	$—	$—	$1,052,888	$1,052,888

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$738,984	$738,984
Forward Contracts*	—	135,237	—	135,237
Futures Contracts^^	—	—	160,440	160,440
Total Value	$—	$135,237	$899,424	$1,034,661
Liability Derivatives
Forward Contracts^	$—	$(158,196)	$—	$(158,196)
Futures Contracts^^	—	—	(985,485)	(985,485)
Written Options^	—	(32,389)	—	(32,389)
Total Value	$—	$(190,585)	$(985,485)	$(1,176,070)
Realized Gain (Loss)#
Purchased Options	$—	$8,412	$—	$8,412
Forward Contracts	—	(69,671)	—	(69,671)
Futures Contracts	—	—	(1,599,602)	(1,599,602)
Written Options	—	26,911	—	26,911
Total Realized Gain (Loss)	$—	$(34,348)	$(1,599,602)	$(1,633,950)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$1,427	$172,929	$174,356
Forward Contracts	—	(19,430)	—	(19,430)
Futures Contracts	—	—	(271,972)	(271,972)
Written Options	—	(37,643)	—	(37,643)
Total Change in Appreciation (Depreciation)	$—	$(55,646)	$(99,043)	$(154,689)

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Balanced Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$165,561	$165,561
Realized Gain (Loss)#
Futures Contracts	$—	$—	$224,922	$224,922
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$112,075	$112,075

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable/the Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Consolidated Statements/Statement of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options
Short-Duration Bond Fund	4,282	$—	$419,700,000	—	$34,178,833	—
Inflation-Protected and Income Fund	122	—	313,651,102	—	23,079,750	—
Core Bond Fund	1,050	—	—	—	70,131,000	—
Diversified Bond Fund	294	7,049,320	—	265,000	14,210,000	1,012,083
Balanced Fund	41	—	—	—	—	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2022.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2022. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Short-Duration Bond Fund
Barclays Bank PLC	$55,744	$—	$(55,744)	$—
Credit Suisse International	554,558	—	(554,558)	—
JP Morgan Chase Bank N.A.	1,646,312	—	(1,500,000)	146,312
	$2,256,614	$—	$(2,110,302)	$146,312
Inflation-Protected and Income Fund
Bank of America N.A.	$322,460	$—	$(290,000)	$32,460
Barclays Bank PLC	807,972	(807,972)	—	—
Credit Suisse International	358,036	—	(300,000)	58,036
JP Morgan Chase Bank N.A.	563,765	—	(563,765)	—
	$2,052,233	$(807,972)	$(1,153,765)	$90,496
Core Bond Fund
Barclays Bank PLC	$3,677,145	$—	$(3,677,145)	$—

Diversified Bond Fund
Bank of America N.A.	$42,074	$(42,074)	$—	$—
Barclays Bank PLC	740,886	(944)	(739,942)	—
BNP Paribas SA	1,894	(1,894)	—	—
Citibank N.A.	59,219	(31,341)	—	27,878
Goldman Sachs International	15	(15)	—	—
HSBC Bank USA	17,180	(17,180)	—	—
JP Morgan Chase Bank N.A.	5,831	(5,831)	—	—
Morgan Stanley & Co. LLC	7,122	(2,432)	—	4,690
	$874,221	$(101,711)	$(739,942)	$32,568

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
Barclays Bank PLC	$(1,733,972)	$807,972	$770,000	$(156,000)
BNP Paribas SA	(1,406,016)	—	1,220,000	(186,016)
Goldman Sachs International	(1,800,749)	—	1,540,000	(260,749)
	$(4,940,737)	$807,972	$3,530,000	$(602,765)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$(84,335)	$42,074	$—	$(42,261)
Barclays Bank PLC	(944)	944	—	—
BNP Paribas SA	(2,103)	1,894	—	(209)
Citibank N.A.	(31,341)	31,341	—	—
Goldman Sachs International	(3,536)	15	—	(3,521)
HSBC Bank USA	(28,776)	17,180	—	(11,596)
JP Morgan Chase Bank N.A.	(37,118)	5,831	—	(31,287)
Morgan Stanley & Co. LLC	(2,432)	2,432	—	—
	$(190,585)	$101,711	$—	$(88,874)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2022, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally

Notes to Financial Statements (Unaudited) (Continued)

be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Notes to Financial Statements (Unaudited) (Continued)

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock

Notes to Financial Statements (Unaudited) (Continued)

with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Notes to Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2022, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

Notes to Financial Statements (Unaudited) (Continued)

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan, and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2022, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities

Notes to Financial Statements (Unaudited) (Continued)

and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.83% on the first $500 million;
0.78% on the next $500 million; and
0.73% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*	Baring International Investment Limited (“BIIL”) serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the applicable sub-subadvisory agreements with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Balanced Fund*	Invesco Advisers, Inc.
Disciplined Value Fund	Wellington Management Company LLP
Main Street Fund	Invesco Advisers, Inc.
Disciplined Growth Fund	Wellington Management Company LLP
Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.
International Equity Fund	Thompson, Siegel & Walmsley LLC; and
Wellington Management Company LLP
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund *	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	0.10%	0.05%	0.05%
Inflation-Protected and Income Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Core Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Diversified Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
High Yield Fund **	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	0.05%	N/A	None
Balanced Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Disciplined Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Main Street Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Disciplined Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Global Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
International Equity Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
Strategic Emerging Markets Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A

*	Effective 12/10/2021, Class Y, Class L, and Class C were added to the Short-Duration Bond Fund.
**	Effective 12/10/2021, Class Y and Class C were added to the High Yield Fund.

Distribution and Service Fees

MML Distributors, LLC acted as distributor to each Fund through December 10, 2021. Effective December 10, 2021, MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund except the Short-Duration Bond Fund and High Yield Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund except the Short-Duration Bond Fund and High Yield Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective December 10, 2021, ALPS Distributors, Inc. (the “ALPS Distributor”) acts as distributor to the Short-Duration Bond Fund and High Yield Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class; Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the ALPS Distributor. Such payments compensate the ALPS Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Short-Duration Bond and High Yield Funds’ shareholders.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Emerging Markets Fund	1.15%	1.25%	1.35%	1.45%	1.70%	1.60%	1.85%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Effective December 10, 2021, MML Advisers agreed to cap the Fees and Expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class Y	Class L	Class C
Short-Duration Bond Fund	0.40%	0.40%	0.65%	0.90%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers has agreed to waive 0.05% of the advisory fee of the International Equity Fund through January 31, 2023.

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2022, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Main Street Fund	$327
Small Cap Opportunities Fund	4,638
Global Fund	422
International Equity Fund	492
Strategic Emerging Markets Fund	411

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2022:

Total % Ownership by Related Party
U.S. Government Money Market Fund	91.6%
Short-Duration Bond Fund	83.5%
Inflation-Protected and Income Fund	74.5%
Core Bond Fund	88.8%
Diversified Bond Fund	85.2%
High Yield Fund	76.7%
Balanced Fund	89.8%
Disciplined Value Fund	96.9%
Main Street Fund	70.9%
Disciplined Growth Fund	96.6%
Small Cap Opportunities Fund	79.8%
Global Fund	92.9%
International Equity Fund	91.5%
Strategic Emerging Markets Fund	96.3%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2022, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Short-Duration Bond Fund	$2,288,000	$118,657,390	$23,957,053	$537,661,470
Inflation-Protected and Income Fund	49,109,882	70,673,308	42,488,640	81,313,475
Core Bond Fund	1,301,571,812	102,330,635	1,324,651,626	211,515,137
Diversified Bond Fund	216,066,131	34,865,311	218,319,897	52,577,380
High Yield Fund	—	132,293,250	—	217,711,895
Balanced Fund	134,491,199	25,725,628	143,559,929	31,801,972
Disciplined Value Fund	—	12,804,397	—	31,353,794
Main Street Fund	—	23,898,649	—	31,444,129
Disciplined Growth Fund	—	36,419,959	—	63,139,407
Small Cap Opportunities Fund	—	51,807,574	—	71,902,483
Global Fund	—	18,543,075	—	67,432,043
International Equity Fund	—	10,938,669	—	35,294,324
Strategic Emerging Markets Fund	—	41,879,688	—	34,928,661

Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Main Street Fund	$152,336	$—	$—

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	485,929,788	$485,929,788	1,368,358,165	$1,368,358,165
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(507,297,783)	(507,297,783)	(1,410,773,686)	(1,410,773,686)
Net increase (decrease)	(21,367,995)	$(21,367,995)	(42,415,521)	$(42,415,521)
Short-Duration Bond Fund Class I
Sold	5,167,494	$50,568,836	11,314,327	$113,134,595
Issued as reinvestment of dividends	567,675	5,538,392	801,172	7,859,494
Redeemed	(8,821,553)	(86,027,573)	(9,964,157)	(100,009,574)
Net increase (decrease)	(3,086,384)	$(29,920,345)	2,151,342	$20,984,515
Short-Duration Bond Fund Class R5
Sold	1,074,147	$10,674,906	9,461,236	$95,545,701
Issued as reinvestment of dividends	174,541	1,710,174	506,052	4,984,608
Redeemed	(2,677,430)	(26,084,490)	(14,315,626)	(143,718,737)
Net increase (decrease)	(1,428,742)	$(13,699,410)	(4,348,338)	$(43,188,428)
Short-Duration Bond Fund Service Class
Sold	217,051	$2,173,585	1,168,072	$11,645,542
Issued as reinvestment of dividends	34,388	337,256	112,610	1,102,450
Redeemed	(1,612,387)	(15,831,147)	(3,501,666)	(35,089,378)
Net increase (decrease)	(1,360,948)	$(13,320,306)	(2,220,984)	$(22,341,386)
Short-Duration Bond Fund Administrative Class
Sold	137,277	$1,339,162	908,251	$8,959,333
Issued as reinvestment of dividends	38,065	369,071	114,062	1,110,963
Redeemed	(554,093)	(5,377,264)	(2,095,558)	(20,819,283)
Net increase (decrease)	(378,751)	$(3,669,031)	(1,073,245)	$(10,748,987)
Short-Duration Bond Fund Class A
Sold	58,160	$556,373	1,269,827	$12,555,970
Issued as reinvestment of dividends	45,085	435,976	184,578	1,786,717
Redeemed	(2,817,484)	(27,102,678)	(2,036,583)	(20,091,668)
Net increase (decrease)	(2,714,239)	$(26,110,329)	(582,178)	$(5,748,981)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class R4
Sold	262,888	$2,587,473	289,584	$2,897,293
Issued as reinvestment of dividends	20,608	200,777	43,799	429,664
Redeemed	(594,586)	(5,779,052)	(313,688)	(3,142,232)
Net increase (decrease)	(311,090)	$(2,990,802)	19,695	$184,725
Short-Duration Bond Fund Class R3
Sold	466,298	$4,547,932	746,864	$7,411,939
Issued as reinvestment of dividends	24,403	235,924	29,386	286,518
Redeemed	(410,908)	(4,015,336)	(384,832)	(3,827,202)
Net increase (decrease)	79,793	$768,520	391,418	$3,871,255
Short-Duration Bond Fund Class Y(a)
Sold	6,376,097	$61,894,553	—	$—
Issued - merger	105,963,965	1,044,804,693	—	—
Issued as reinvestment of dividends	711,235	6,805,522	—	—
Redeemed	(42,460,351)	(407,994,087)	—	—
Net increase (decrease)	70,590,946	$705,510,681	—	$—
Short-Duration Bond Fund Class L(a)
Sold	83,823	$808,862	—	$—
Issued - merger	12,595,489	123,687,701	—	—
Issued as reinvestment of dividends	93,142	885,751	—	—
Redeemed	(1,967,829)	(18,853,473)	—	—
Net increase (decrease)	10,804,625	$106,528,841	—	$—
Short-Duration Bond Fund Class C(a)
Sold	11,100	$107,941	—	$—
Issued - merger	129,438	1,281,438	—	—
Issued as reinvestment of dividends	998	9,556	—	—
Redeemed	(3,660)	(35,400)	—	—
Net increase (decrease)	137,876	$1,363,535	—	$—
Inflation-Protected and Income Fund Class I
Sold	4,838,320	$52,446,185	5,851,897	$65,454,841
Issued as reinvestment of dividends	1,259,144	13,548,394	895,339	9,795,008
Redeemed	(3,171,082)	(34,448,270)	(5,887,606)	(65,711,161)
Net increase (decrease)	2,926,382	$31,546,309	859,630	$9,538,688
Inflation-Protected and Income Fund Class R5
Sold	921,601	$10,171,458	3,809,440	$43,055,817
Issued as reinvestment of dividends	606,105	6,527,752	437,010	4,785,258
Redeemed	(1,679,980)	(18,350,968)	(3,679,591)	(41,297,642)
Net increase (decrease)	(152,274)	$(1,651,758)	566,859	$6,543,433
Inflation-Protected and Income Fund Service Class
Sold	420,877	$4,598,928	1,738,766	$19,359,727
Issued as reinvestment of dividends	345,118	3,706,567	249,860	2,728,473
Redeemed	(2,165,050)	(23,356,522)	(1,915,535)	(21,329,606)
Net increase (decrease)	(1,399,055)	$(15,051,027)	73,091	$758,594
Inflation-Protected and Income Fund Administrative Class
Sold	143,866	$1,605,562	403,849	$4,518,081
Issued as reinvestment of dividends	73,908	804,115	66,163	731,102
Redeemed	(387,963)	(4,375,381)	(582,687)	(6,536,683)
Net increase (decrease)	(170,189)	$(1,965,704)	(112,675)	$(1,287,500)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class A
Sold	119,184	$1,318,268	802,187	$8,812,023
Issued as reinvestment of dividends	77,312	819,512	109,424	1,177,400
Redeemed	(295,233)	(3,205,185)	(1,700,291)	(18,617,293)
Net increase (decrease)	(98,737)	$(1,067,405)	(788,680)	$(8,627,870)
Inflation-Protected and Income Fund Class R4
Sold	103,453	$1,097,102	245,284	$2,688,088
Issued as reinvestment of dividends	32,695	342,973	23,505	251,270
Redeemed	(156,445)	(1,651,950)	(191,655)	(2,088,059)
Net increase (decrease)	(20,297)	$(211,875)	77,134	$851,299
Inflation-Protected and Income Fund Class R3
Sold	37,543	$407,880	83,435	$907,659
Issued as reinvestment of dividends	18,391	193,469	14,043	150,543
Redeemed	(38,528)	(419,364)	(126,997)	(1,382,108)
Net increase (decrease)	17,406	$181,985	(29,519)	$(323,906)
Core Bond Fund Class I
Sold	8,657,615	$91,579,854	16,653,807	$188,190,430
Issued as reinvestment of dividends	2,182,908	23,771,867	4,167,301	46,632,100
Redeemed	(7,578,419)	(82,441,280)	(28,439,937)	(320,231,055)
Net increase (decrease)	3,262,104	$32,910,441	(7,618,829)	$(85,408,525)
Core Bond Fund Class R5
Sold	783,812	$8,538,238	10,236,824	$117,437,456
Issued as reinvestment of dividends	953,902	10,426,152	1,788,905	20,107,290
Redeemed	(10,716,861)	(116,055,124)	(12,140,353)	(137,496,064)
Net increase (decrease)	(8,979,147)	$(97,090,734)	(114,624)	$48,682
Core Bond Fund Service Class
Sold	232,605	$2,545,043	1,069,398	$12,063,952
Issued as reinvestment of dividends	159,377	1,734,027	284,195	3,177,296
Redeemed	(1,390,246)	(15,493,725)	(3,444,936)	(39,824,021)
Net increase (decrease)	(998,264)	$(11,214,655)	(2,091,343)	$(24,582,773)
Core Bond Fund Administrative Class
Sold	161,949	$1,724,046	2,297,149	$25,464,680
Issued as reinvestment of dividends	158,847	1,712,376	404,698	4,484,059
Redeemed	(850,385)	(9,376,745)	(4,427,609)	(48,873,052)
Net increase (decrease)	(529,589)	$(5,940,323)	(1,725,762)	$(18,924,313)
Core Bond Fund Class A
Sold	111,294	$1,193,470	731,994	$8,141,366
Issued as reinvestment of dividends	157,953	1,691,678	289,572	3,188,192
Redeemed	(2,075,174)	(21,775,373)	(989,634)	(10,941,076)
Net increase (decrease)	(1,805,927)	$(18,890,225)	31,932	$388,482
Core Bond Fund Class R4
Sold	133,351	$1,396,007	291,135	$3,207,885
Issued as reinvestment of dividends	20,840	221,532	54,912	599,635
Redeemed	(381,481)	(4,083,224)	(490,668)	(5,366,976)
Net increase (decrease)	(227,290)	$(2,465,685)	(144,621)	$(1,559,456)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Core Bond Fund Class R3
Sold	1,444	$15,922	16,348	$185,825
Issued as reinvestment of dividends	679	7,500	4,061	45,768
Redeemed	(6,201)	(68,939)	(63,921)	(725,733)
Net increase (decrease)	(4,078)	$(45,517)	(43,512)	$(494,140)
Diversified Bond Fund Class I
Sold	1,071,161	$11,806,049	2,703,078	$30,083,341
Issued as reinvestment of dividends	394,734	4,290,758	630,975	6,953,342
Redeemed	(1,216,379)	(13,343,428)	(1,941,314)	(21,784,551)
Net increase (decrease)	249,516	$2,753,379	1,392,739	$15,252,132
Diversified Bond Fund Class R5
Sold	1,688,554	$16,583,441	2,025,031	$20,776,714
Issued as reinvestment of dividends	337,528	3,344,900	546,240	5,506,098
Redeemed	(2,461,171)	(24,389,291)	(2,232,048)	(23,120,105)
Net increase (decrease)	(435,089)	$(4,460,950)	339,223	$3,162,707
Diversified Bond Fund Service Class
Sold	68,892	$696,589	236,456	$2,444,587
Issued as reinvestment of dividends	34,086	343,585	82,657	846,408
Redeemed	(569,001)	(5,870,296)	(315,320)	(3,316,397)
Net increase (decrease)	(466,023)	$(4,830,122)	3,793	$(25,402)
Diversified Bond Fund Administrative Class
Sold	66,561	$666,474	268,813	$2,789,223
Issued as reinvestment of dividends	44,225	445,350	97,055	993,842
Redeemed	(155,990)	(1,617,415)	(760,386)	(8,074,953)
Net increase (decrease)	(45,204)	$(505,591)	(394,518)	$(4,291,888)
Diversified Bond Fund Class A
Sold	155,185	$1,569,244	112,929	$1,178,645
Issued as reinvestment of dividends	29,304	295,969	87,721	900,019
Redeemed	(229,502)	(2,290,933)	(687,447)	(7,206,763)
Net increase (decrease)	(45,013)	$(425,720)	(486,797)	$(5,128,099)
Diversified Bond Fund Class R4
Sold	101,122	$980,028	96,925	$997,128
Issued as reinvestment of dividends	17,243	171,228	44,948	453,530
Redeemed	(145,060)	(1,453,122)	(223,278)	(2,298,659)
Net increase (decrease)	(26,695)	$(301,866)	(81,405)	$(848,001)
Diversified Bond Fund Class R3
Sold	74,211	$725,780	104,551	$1,067,685
Issued as reinvestment of dividends	2,724	27,352	22,490	226,697
Redeemed	(240,870)	(2,476,321)	(179,500)	(1,864,291)
Net increase (decrease)	(163,935)	$(1,723,189)	(52,459)	$(569,909)
High Yield Fund Class I
Sold	5,063,627	$44,987,170	7,404,898	$66,535,958
Issued - merger	1,375,342	12,144,268	—	—
Issued as reinvestment of dividends	2,783,837	24,443,396	2,408,156	20,878,712
Redeemed	(11,772,257)	(102,782,419)	(15,685,768)	(141,010,874)
Net increase (decrease)	(2,549,451)	$(21,207,585)	(5,872,714)	$(53,596,204)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
High Yield Fund Class R5
Sold	435,359	$3,886,236	1,146,409	$10,403,455
Issued as reinvestment of dividends	353,697	3,127,639	299,321	2,613,072
Redeemed	(1,144,560)	(10,131,925)	(2,154,177)	(19,524,453)
Net increase (decrease)	(355,504)	$(3,118,050)	(708,447)	$(6,507,926)
High Yield Fund Service Class
Sold	286,336	$2,563,260	698,534	$6,339,574
Issued as reinvestment of dividends	224,838	1,990,161	196,929	1,719,188
Redeemed	(488,513)	(4,322,187)	(1,705,873)	(15,497,169)
Net increase (decrease)	22,661	$231,234	(810,410)	$(7,438,407)
High Yield Fund Administrative Class
Sold	301,143	$2,690,247	834,873	$7,437,069
Issued as reinvestment of dividends	171,141	1,488,606	148,142	1,271,060
Redeemed	(1,036,646)	(9,044,724)	(1,228,296)	(10,979,079)
Net increase (decrease)	(564,362)	$(4,865,871)	(245,281)	$(2,270,950)
High Yield Fund Class A
Sold	100,762	$877,277	403,114	$3,549,679
Issued as reinvestment of dividends	92,514	804,134	141,016	1,207,095
Redeemed	(310,381)	(2,706,639)	(1,973,127)	(17,579,345)
Net increase (decrease)	(117,105)	$(1,025,228)	(1,428,997)	$(12,822,571)
High Yield Fund Class R4
Sold	519,300	$4,432,430	1,020,482	$8,864,340
Issued as reinvestment of dividends	299,655	2,556,844	239,764	2,023,612
Redeemed	(826,509)	(7,047,918)	(1,733,360)	(15,173,335)
Net increase (decrease)	(7,554)	$(58,644)	(473,114)	$(4,285,383)
High Yield Fund Class R3
Sold	335,941	$2,989,951	665,488	$5,949,785
Issued as reinvestment of dividends	233,402	2,054,494	185,002	1,607,669
Redeemed	(800,557)	(7,012,564)	(1,345,596)	(11,992,499)
Net increase (decrease)	(231,214)	$(1,968,119)	(495,106)	$(4,435,045)
High Yield Fund Class Y(a)
Sold	301,267	$2,627,575	—	$—
Issued - merger	4,511,139	39,968,695	—	—
Issued as reinvestment of dividends	52,626	454,792	—	—
Redeemed	(1,643,796)	(14,404,572)	—	—
Net increase (decrease)	3,221,236	$28,646,490	—	$—
High Yield Fund Class C(a)
Sold	—	$—	—	$—
Issued - merger	11,017	97,944	—	—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	11,017	$97,944	—	$—
Balanced Fund Class I
Sold	398,424	$4,841,563	1,406,473	$18,789,282
Issued as reinvestment of dividends	1,105,928	13,083,127	121,303	1,547,830
Redeemed	(443,081)	(5,499,776)	(1,138,785)	(15,866,883)
Net increase (decrease)	1,061,271	$12,424,914	388,991	$4,470,229

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Balanced Fund Class R5
Sold	105,529	$1,268,062	201,850	$2,720,179
Issued as reinvestment of dividends	798,169	9,442,345	110,326	1,408,864
Redeemed	(383,965)	(4,678,057)	(945,182)	(12,725,238)
Net increase (decrease)	519,733	$6,032,350	(633,006)	$(8,596,195)
Balanced Fund Service Class
Sold	35,037	$456,819	66,513	$1,002,028
Issued as reinvestment of dividends	173,178	2,211,487	19,900	269,648
Redeemed	(110,329)	(1,489,410)	(65,078)	(972,493)
Net increase (decrease)	97,886	$1,178,896	21,335	$299,183
Balanced Fund Administrative Class
Sold	23,354	$332,006	80,825	$1,102,359
Issued as reinvestment of dividends	152,965	1,821,814	15,210	195,297
Redeemed	(23,243)	(264,484)	(51,126)	(708,371)
Net increase (decrease)	153,076	$1,889,336	44,909	$589,285
Balanced Fund Class A
Sold	46,521	$580,939	120,375	$1,567,683
Issued as reinvestment of dividends	410,371	4,694,644	64,884	806,506
Redeemed	(501,869)	(6,011,961)	(893,475)	(12,043,785)
Net increase (decrease)	(44,977)	$(736,378)	(708,216)	$(9,669,596)
Balanced Fund Class R4
Sold	52,513	$587,912	546,980	$6,991,241
Issued as reinvestment of dividends	124,485	1,404,186	7,862	96,702
Redeemed	(89,155)	(1,064,942)	(371,485)	(4,985,010)
Net increase (decrease)	87,843	$927,156	183,357	$2,102,933
Balanced Fund Class R3
Sold	146,473	$1,914,088	488,069	$6,203,935
Issued as reinvestment of dividends	295,452	3,309,059	16,465	201,693
Redeemed	(101,579)	(1,155,445)	(232,545)	(3,026,890)
Net increase (decrease)	340,346	$4,067,702	271,989	$3,378,738
Disciplined Value Fund Class I
Sold	292,109	$4,768,819	392,553	$5,437,291
Issued as reinvestment of dividends	372,842	5,421,119	39,626	527,416
Redeemed	(385,867)	(6,285,994)	(188,241)	(2,686,622)
Net increase (decrease)	279,084	$3,903,944	243,938	$3,278,085
Disciplined Value Fund Class R5
Sold	57,345	$889,051	179,709	$2,702,284
Issued as reinvestment of dividends	347,513	5,073,685	50,636	675,986
Redeemed	(883,862)	(13,651,953)	(732,062)	(11,012,890)
Net increase (decrease)	(479,004)	$(7,689,217)	(501,717)	$(7,634,620)
Disciplined Value Fund Service Class
Sold	162,302	$2,341,774	137,085	$2,044,539
Issued as reinvestment of dividends	188,945	2,728,368	17,881	236,749
Redeemed	(329,472)	(4,681,263)	(127,639)	(1,844,598)
Net increase (decrease)	21,775	$388,879	27,327	$436,690
Disciplined Value Fund Administrative Class
Sold	8,165	$125,550	29,152	$434,407
Issued as reinvestment of dividends	18,323	272,646	6,106	82,862
Redeemed	(5,101)	(78,666)	(278,629)	(4,059,266)
Net increase (decrease)	21,387	$319,530	(243,371)	$(3,541,997)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Disciplined Value Fund Class A
Sold	39,131	$567,603	71,172	$1,036,315
Issued as reinvestment of dividends	77,138	1,099,990	7,378	96,647
Redeemed	(97,224)	(1,436,364)	(124,043)	(1,795,340)
Net increase (decrease)	19,045	$231,229	(45,493)	$(662,378)
Disciplined Value Fund Class R4
Sold	6,248	$98,823	37,896	$581,902
Issued as reinvestment of dividends	32,959	465,386	3,862	50,170
Redeemed	(109,097)	(1,544,143)	(99,745)	(1,490,875)
Net increase (decrease)	(69,890)	$(979,934)	(57,987)	$(858,803)
Disciplined Value Fund Class R3
Sold	21,750	$317,450	74,425	$1,142,069
Issued as reinvestment of dividends	51,681	745,764	4,790	63,371
Redeemed	(62,870)	(960,621)	(110,516)	(1,586,766)
Net increase (decrease)	10,561	$102,593	(31,301)	$(381,326)
Main Street Fund Class I
Sold	235,442	$2,908,266	479,639	$6,194,516
Issued as reinvestment of dividends	470,567	5,755,032	86,188	1,017,015
Redeemed	(303,576)	(4,046,460)	(1,253,441)	(15,761,440)
Net increase (decrease)	402,433	$4,616,838	(687,614)	$(8,549,909)
Main Street Fund Class R5
Sold	167,644	$2,268,037	459,010	$5,868,428
Issued as reinvestment of dividends	788,626	9,637,008	125,727	1,482,317
Redeemed	(545,555)	(7,218,193)	(1,224,918)	(15,641,930)
Net increase (decrease)	410,715	$4,686,852	(640,181)	$(8,291,185)
Main Street Fund Service Class
Sold	29	$371	4,528	$56,415
Issued as reinvestment of dividends	204	2,635	24	297
Redeemed	(65)	(821)	(9,095)	(113,505)
Net increase (decrease)	168	$2,185	(4,543)	$(56,793)
Main Street Fund Administrative Class
Sold	65,940	$834,888	146,525	$1,944,962
Issued as reinvestment of dividends	419,984	5,132,204	55,665	656,288
Redeemed	(128,013)	(1,585,417)	(345,355)	(4,379,914)
Net increase (decrease)	357,911	$4,381,675	(143,165)	$(1,778,664)
Main Street Fund Class A
Sold	54,458	$637,392	66,238	$833,409
Issued as reinvestment of dividends	182,736	2,187,353	27,948	323,920
Redeemed	(97,292)	(1,192,912)	(412,780)	(5,116,950)
Net increase (decrease)	139,902	$1,631,833	(318,594)	$(3,959,621)
Main Street Fund Class R4
Sold	27,847	$345,828	109,189	$1,272,793
Issued as reinvestment of dividends	147,249	1,737,533	18,078	207,357
Redeemed	(78,421)	(977,511)	(104,309)	(1,272,393)
Net increase (decrease)	96,675	$1,105,850	22,958	$207,757
Main Street Fund Class R3
Sold	1,670	$20,859	4,781	$60,525
Issued as reinvestment of dividends	17,519	210,582	2,859	33,250
Redeemed	(20,657)	(300,159)	(24,726)	(328,416)
Net increase (decrease)	(1,468)	$(68,718)	(17,086)	$(234,641)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class I
Sold	644,777	$8,884,946	639,324	$9,007,085
Issued as reinvestment of dividends	1,290,815	14,211,876	124,790	1,624,765
Redeemed	(796,575)	(8,837,061)	(1,526,392)	(21,370,721)
Net increase (decrease)	1,139,017	$14,259,761	(762,278)	$(10,738,871)
Disciplined Growth Fund Class R5
Sold	926,157	$10,143,506	1,274,661	$18,226,325
Issued as reinvestment of dividends	3,616,036	39,812,555	370,101	4,826,119
Redeemed	(1,700,716)	(20,812,373)	(2,541,615)	(35,435,122)
Net increase (decrease)	2,841,477	$29,143,688	(896,853)	$(12,382,678)
Disciplined Growth Fund Service Class
Sold	119,417	$1,301,285	154,566	$2,147,853
Issued as reinvestment of dividends	905,118	10,037,758	85,731	1,123,937
Redeemed	(656,851)	(6,324,839)	(597,590)	(8,443,917)
Net increase (decrease)	367,684	$5,014,204	(357,293)	$(5,172,127)
Disciplined Growth Fund Administrative Class
Sold	134,727	$1,895,813	292,361	$4,323,669
Issued as reinvestment of dividends	1,258,369	14,282,484	116,977	1,558,139
Redeemed	(364,810)	(4,035,147)	(951,357)	(13,678,523)
Net increase (decrease)	1,028,286	$12,143,150	(542,019)	$(7,796,715)
Disciplined Growth Fund Class A
Sold	444,844	$6,764,894	135,936	$1,926,946
Issued as reinvestment of dividends	1,124,079	11,937,715	88,569	1,133,688
Redeemed	(1,203,094)	(12,559,349)	(701,696)	(9,677,601)
Net increase (decrease)	365,829	$6,143,260	(477,191)	$(6,616,967)
Disciplined Growth Fund Class R4
Sold	43,760	$503,303	115,803	$1,556,859
Issued as reinvestment of dividends	429,454	4,483,496	82,193	1,039,743
Redeemed	(452,265)	(5,255,959)	(1,676,574)	(23,437,150)
Net increase (decrease)	20,949	$(269,160)	(1,478,578)	$(20,840,548)
Disciplined Growth Fund Class R3
Sold	58,353	$659,344	80,112	$1,127,584
Issued as reinvestment of dividends	207,648	2,151,233	19,722	248,888
Redeemed	(65,726)	(651,292)	(239,158)	(3,528,032)
Net increase (decrease)	200,275	$2,159,285	(139,324)	$(2,151,560)
Small Cap Opportunities Fund Class I
Sold	940,104	$16,880,308	2,152,649	$38,139,924
Issued as reinvestment of dividends	441,840	7,864,749	230,205	3,678,677
Redeemed	(707,425)	(12,600,632)	(813,878)	(14,609,175)
Net increase (decrease)	674,519	$12,144,425	1,568,976	$27,209,426
Small Cap Opportunities Fund Class R5
Sold	473,662	$8,620,515	1,782,293	$32,569,439
Issued as reinvestment of dividends	722,281	12,813,268	516,508	8,238,297
Redeemed	(951,150)	(17,114,592)	(1,780,475)	(31,483,776)
Net increase (decrease)	244,793	$4,319,191	518,326	$9,323,960
Small Cap Opportunities Fund Service Class
Sold	148,027	$2,777,787	265,393	$4,861,794
Issued as reinvestment of dividends	118,166	2,089,184	96,039	1,528,937
Redeemed	(384,109)	(7,292,521)	(310,359)	(5,556,779)
Net increase (decrease)	(117,916)	$(2,425,550)	51,073	$833,952

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Administrative Class
Sold	74,827	$1,342,981	439,053	$7,704,558
Issued as reinvestment of dividends	141,420	2,480,508	109,361	1,730,097
Redeemed	(145,600)	(2,594,996)	(496,159)	(8,753,528)
Net increase (decrease)	70,647	$1,228,493	52,255	$681,127
Small Cap Opportunities Fund Class A
Sold	177,133	$3,166,211	686,520	$12,099,261
Issued as reinvestment of dividends	310,701	5,263,274	246,828	3,793,745
Redeemed	(412,334)	(7,227,126)	(1,099,614)	(19,004,890)
Net increase (decrease)	75,500	$1,202,359	(166,266)	$(3,111,884)
Small Cap Opportunities Fund Class R4
Sold	122,690	$2,036,998	271,003	$4,374,138
Issued as reinvestment of dividends	89,334	1,502,600	57,740	881,116
Redeemed	(142,860)	(2,448,636)	(176,521)	(2,934,652)
Net increase (decrease)	69,164	$1,090,962	152,222	$2,320,602
Small Cap Opportunities Fund Class R3
Sold	81,055	$1,330,515	326,200	$5,702,286
Issued as reinvestment of dividends	56,530	937,828	31,666	478,467
Redeemed	(146,900)	(2,440,150)	(279,793)	(4,791,893)
Net increase (decrease)	(9,315)	$(171,807)	78,073	$1,388,860
Global Fund Class I
Sold	568,928	$10,000,433	1,313,419	$22,920,566
Issued as reinvestment of dividends	613,916	10,688,280	254,998	4,141,170
Redeemed	(894,172)	(15,415,149)	(1,295,254)	(22,679,641)
Net increase (decrease)	288,672	$5,273,564	273,163	$4,382,095
Global Fund Class R5
Sold	240,892	$4,011,960	401,475	$6,972,197
Issued as reinvestment of dividends	732,144	12,739,313	372,971	6,060,786
Redeemed	(1,641,557)	(29,033,053)	(1,442,933)	(25,014,770)
Net increase (decrease)	(668,521)	$(12,281,780)	(668,487)	$(11,981,787)
Global Fund Service Class
Sold	67,274	$1,071,326	74,171	$1,259,308
Issued as reinvestment of dividends	49,980	859,154	20,921	336,406
Redeemed	(23,564)	(393,141)	(83,980)	(1,416,983)
Net increase (decrease)	93,690	$1,537,339	11,112	$178,731
Global Fund Administrative Class
Sold	147,838	$2,565,143	442,561	$7,686,685
Issued as reinvestment of dividends	534,705	9,271,798	258,714	4,196,349
Redeemed	(929,112)	(15,020,055)	(1,343,322)	(23,224,861)
Net increase (decrease)	(246,569)	$(3,183,114)	(642,047)	$(11,341,827)
Global Fund Class A
Sold	26,665	$421,149	169,535	$2,824,043
Issued as reinvestment of dividends	119,045	2,022,576	79,531	1,270,108
Redeemed	(173,256)	(2,916,404)	(739,313)	(13,056,319)
Net increase (decrease)	(27,546)	$(472,679)	(490,247)	$(8,962,168)
Global Fund Class R4
Sold	85,652	$1,280,211	400,107	$7,058,217
Issued as reinvestment of dividends	103,055	1,722,056	32,263	507,173
Redeemed	(170,969)	(2,754,363)	(159,210)	(2,734,225)
Net increase (decrease)	17,738	$247,904	273,160	$4,831,165

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Global Fund Class R3
Sold	72,446	$1,150,995	395,700	$7,355,077
Issued as reinvestment of dividends	88,707	1,492,945	34,097	540,776
Redeemed	(128,306)	(1,980,883)	(352,878)	(6,206,358)
Net increase (decrease)	32,847	$663,057	76,919	$1,689,495
International Equity Fund Class I
Sold	927,730	$8,985,161	4,384,179	$45,420,608
Issued as reinvestment of dividends	1,228,678	10,922,947	3,875,666	36,392,504
Redeemed	(2,913,124)	(26,448,820)	(6,703,534)	(67,994,400)
Net increase (decrease)	(756,716)	$(6,540,712)	1,556,311	$13,818,712
International Equity Fund Class R5
Sold	95,367	$892,941	358,016	$3,796,054
Issued as reinvestment of dividends	614,052	5,465,065	2,331,454	21,915,668
Redeemed	(1,043,536)	(9,974,851)	(2,360,681)	(24,560,798)
Net increase (decrease)	(334,117)	$(3,616,845)	328,789	$1,150,924
International Equity Fund Service Class
Sold	12,639	$119,780	27,728	$298,533
Issued as reinvestment of dividends	46,267	410,850	160,439	1,504,920
Redeemed	(21,734)	(207,968)	(189,874)	(2,087,907)
Net increase (decrease)	37,172	$322,662	(1,707)	$(284,454)
International Equity Fund Administrative Class
Sold	20,581	$194,312	24,694	$274,716
Issued as reinvestment of dividends	33,225	292,378	130,844	1,216,848
Redeemed	(22,973)	(217,333)	(185,817)	(1,982,890)
Net increase (decrease)	30,833	$269,357	(30,279)	$(491,326)
International Equity Fund Class A
Sold	64,949	$553,174	186,950	$1,995,323
Issued as reinvestment of dividends	177,714	1,476,804	801,741	7,087,390
Redeemed	(277,132)	(2,567,915)	(1,015,711)	(10,022,830)
Net increase (decrease)	(34,469)	$(537,937)	(27,020)	$(940,117)
International Equity Fund Class R4
Sold	3,390	$29,880	15,293	$149,199
Issued as reinvestment of dividends	21,570	176,442	86,724	756,235
Redeemed	(69,295)	(613,147)	(83,038)	(775,755)
Net increase (decrease)	(44,335)	$(406,825)	18,979	$129,679
International Equity Fund Class R3
Sold	61,578	$508,022	28,888	$274,012
Issued as reinvestment of dividends	35,930	290,312	99,712	861,510
Redeemed	(72,993)	(582,550)	(75,969)	(797,072)
Net increase (decrease)	24,515	$215,784	52,631	$338,450
Strategic Emerging Markets Fund Class I
Sold	1,873,392	$22,012,720	2,622,168	$41,148,451
Issued as reinvestment of dividends	1,756,354	21,234,316	183,464	2,772,142
Redeemed	(1,212,077)	(15,181,222)	(5,090,734)	(79,909,183)
Net increase (decrease)	2,417,669	$28,065,814	(2,285,102)	$(35,988,590)
Strategic Emerging Markets Fund Class R5
Sold	26,910	$359,560	14,440	$232,990
Issued as reinvestment of dividends	29,044	357,246	3,223	49,442
Redeemed	(14,177)	(169,279)	(74,842)	(1,202,244)
Net increase (decrease)	41,777	$547,527	(57,179)	$(919,812)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Service Class
Sold	25,748	$342,374	14,307	$224,109
Issued as reinvestment of dividends	26,092	315,974	2,548	38,555
Redeemed	(4,628)	(54,505)	(54,988)	(842,650)
Net increase (decrease)	47,212	$603,843	(38,133)	$(579,986)
Strategic Emerging Markets Fund Administrative Class
Sold	16,112	$205,361	12,632	$196,725
Issued as reinvestment of dividends	11,756	142,830	1,087	16,503
Redeemed	(73,019)	(860,645)	(20,157)	(312,538)
Net increase (decrease)	(45,151)	$(512,454)	(6,438)	$(99,310)
Strategic Emerging Markets Fund Class A
Sold	17,011	$191,837	38,039	$591,287
Issued as reinvestment of dividends	6,386	77,403	2,297	34,506
Redeemed	(6,242)	(88,374)	(151,455)	(2,434,965)
Net increase (decrease)	17,155	$180,866	(111,119)	$(1,809,172)
Strategic Emerging Markets Fund Class R4
Sold	1,416	$17,203	11,717	$181,454
Issued as reinvestment of dividends	4,781	57,377	1,420	21,224
Redeemed	(576)	(7,465)	(77,503)	(1,163,663)
Net increase (decrease)	5,621	$67,115	(64,366)	$(960,985)
Strategic Emerging Markets Fund Class R3
Sold	15,667	$184,935	17,182	$256,630
Issued as reinvestment of dividends	12,582	149,473	1,166	17,356
Redeemed	(8,197)	(98,840)	(17,804)	(271,856)
Net increase (decrease)	20,052	$235,568	544	$2,130

(a)	Commenced Operations on December 13, 2021

Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.00%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor or ALPS Distributor, as applicable. The Distributor and/or ALPS Distributor, as applicable, retained the following amounts during the period ended March 31, 2022:

Front-End Sales Charges Retained by Distributor
Inflation-Protected and Income Fund	$113
Main Street Fund	209
Disciplined Growth Fund	6
Small Cap Opportunities Fund	100
Global Fund	174

Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more, or $250,000 or more, respectively, are subject to a contingent deferred sales charge of 1.00% and 0.50% of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent

Notes to Financial Statements (Unaudited) (Continued)

deferred sales charge of 0.50% or 1.00% of the amount redeemed. The Distributor or ALPS Distributor, as applicable, receives all contingent deferred sales charges. For the period ended March 31 2022, no amounts have been retained by the Distributor or ALPS Distributor.

With respect to Class A, Class L, and Class C shares, the Distributor and ALPS Distributor, as applicable, may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

6.	Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$1,044,553,600	$5,176,880	$(59,154,535)	$(53,977,655)
Inflation-Protected and Income Fund	354,648,769	2,526,239	(6,411,283)	(3,885,044)
Core Bond Fund	1,174,351,631	7,563,116	(47,101,942)	(39,538,826)
Diversified Bond Fund	235,180,264	1,722,143	(10,623,771)	(8,901,628)
High Yield Fund	488,301,370	9,562,204	(19,744,856)	(10,182,652)
Balanced Fund	152,150,768	11,863,300	(6,207,636)	5,655,664
Disciplined Value Fund	77,382,035	12,470,778	(3,716,897)	8,753,881
Main Street Fund	91,084,916	28,420,619	(3,563,947)	24,856,672
Disciplined Growth Fund	184,665,699	43,234,001	(10,923,164)	32,310,837
Small Cap Opportunities Fund	274,535,147	79,612,330	(14,139,806)	65,472,524
Global Fund	153,326,940	137,508,358	(5,567,278)	131,941,080
International Equity Fund	127,829,004	15,889,735	(10,051,161)	5,838,574
Strategic Emerging Markets Fund	150,034,124	18,548,568	(27,196,607)	(8,648,039)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2022, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2021, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$5,110,040	$20,171,195
High Yield Fund	4,104,723	34,238,555

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2021, late year ordinary losses:

Amount
Global Fund	$1,204,241

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2021, was as follows:

	Ordinary Income	Long Term Capital Gain
Short-Duration Bond Fund	$17,574,671	$—
Inflation-Protected and Income Fund	19,482,741	136,657
Core Bond Fund	73,365,061	4,869,570
Diversified Bond Fund	12,237,128	3,642,808
High Yield Fund	31,328,119	—
Balanced Fund	2,378,437	2,148,296
Disciplined Value Fund	1,733,201	—
Main Street Fund	1,282,705	2,441,294
Disciplined Growth Fund	959,344	10,595,935
Small Cap Opportunities Fund	1,308,592	19,106,651
Global Fund	—	17,053,155
International Equity Fund	12,178,079	57,558,476
Strategic Emerging Markets Fund	—	2,951,373

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2021:

Amount
International Equity Fund	$234,172
Strategic Emerging Markets Fund	728,726

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2021, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
U.S. Government Money Market Fund	$—	$—	$(46,588)	$—	$(46,588)
Short-Duration Bond Fund	4,472,907	(25,281,235)	(50,166)	1,491,036	(19,367,458)
Inflation-Protected and Income Fund	22,789,998	2,361,296	(27,191)	6,013,561	31,137,664
Core Bond Fund	18,196,328	13,741,842	(136,447)	20,632,831	52,434,554
Diversified Bond Fund	4,797,349	2,174,895	(17,797)	5,477,279	12,431,726
High Yield Fund	23,323,746	(38,343,278)	(29,154)	24,585,144	9,536,458
Balanced Fund	18,210,697	17,283,247	(14,769)	4,972,853	40,452,028
Disciplined Value Fund	15,478,583	39,992	(23,105)	7,939,499	23,434,969
Main Street Fund	3,993,147	17,649,767	(14,255)	30,559,873	52,188,532
Disciplined Growth Fund	26,997,593	65,233,421	(28,413)	52,840,559	145,043,160
Small Cap Opportunities Fund	6,404,865	24,446,937	(21,647)	76,375,548	107,205,703
Global Fund	—	33,880,055	(1,236,790)	211,385,778	244,029,043
International Equity Fund	13,648,809	4,709,410	(54,539)	12,379,788	30,683,468
Strategic Emerging Markets Fund	541,453	19,473,622	(14,233)	18,295,359	38,296,201

The Funds did not have any unrecognized tax benefits at March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Acquisition of Barings Active Short Duration Bond Fund and Barings U.S. High Yield Fund

Effective December 13, 2021, the Barings Active Short Duration Bond Fund and Barings U.S. High Yield Fund merged into the Short-Duration Bond Fund and the High Yield Fund, respectively, pursuant to the terms of an Agreement and Plan of Reorganization.

The Barings Active Shor Duration Bond Fund’s assets and liabilities were transferred to the Short-Duration Bond Fund in return for shares of the Short-Duration Bond Fund. The acquisition was accomplished by a tax-free exchange of the Short-Duration Bond Fund in the following amounts:

	Shares of the Barings Active Short Duration Bond Fund as of the Reorganization Date (12/13/21)	Value of Shares issued by the Short-Duration Bond Fund	Shares Issued by the Short- Duration Bond Fund
Share Class
Class A	4,392,646	$—	—
Class Y	106,455,197	1,044,804,693	105,963,965
Class L	8,198,861	123,687,701	12,595,489
Class C	130,547	1,281,438	129,438
	119,177,251	$1,169,773,832	118,688,892

Notes to Financial Statements (Unaudited) (Continued)

The investment portfolio of the Barings Active Short Duration Bond Fund, with a value of $1,112,388,771 in investments at December 10, 2021, was the principal asset acquired by the Short-Duration Bond Fund.

The Barings U.S. High Yield Fund’s assets and liabilities were transferred to the High Yield Fund in return for shares of the High Yield Fund. The acquisition was accomplished by a tax-free exchange of the High Yield Fund in the following amounts:

	Shares of the Barings U.S. High Yield Fund as of the reorganization (12/13/21)	Value of Shares issued by the High Yield Fund	Shares Issued by the High Yield Fund
Share Class
Class I	1,240,000	$12,144,268	1,375,342
Class Y	4,081,196	39,968,695	4,511,139
Class C	10,000	97,944	11,017
	5,331,196	$52,210,907	5,897,498

The investment portfolio of the Barings U.S. High Yield, with a value of $49,712,194 in investments at December 10, 2021, was the principal asset acquired by the High Yield Fund.

For financial reporting purposes, assets received and shares issued by the Short-Duration Bond Fund and High Yield Fund were recorded at fair value; however, the cost basis of the investments received from the Barings Active Short Duration Bond Fund and Barings U.S. High Yield Fund were carried forward to align ongoing reporting of the Short-Duration Bond Fund’s and High Yield Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for federal income tax purposes. Immediately prior to the acquisition, the Short-Duration Bond Fund’s and High Yield Fund’s net assets were $ 338,900,558 and $525,616,144, respectively.

Assuming the acquisition had been completed on October 1, 2021, the beginning of the annual reporting period of the Short-Duration Bond Fund and High Yield Fund, the Short-Duration Bond Fund’s and High Yield Fund’s pro forma results of operations for the six month period ended March 31, 2022, would have been as follows:

	Short-Duration Bond Fund		High Yield Fund
Net investment income	$19,461,036	*	$15,142,967	**
Net realized and unrealized gain (loss) on investments	(88,136,279	)***	(28,896,320	)****
Net increase (decrease) in net assets resulting from operations	(68,675,243)		(13,753,353)

*	$6,421,336 as reported, plus $9,429,210 of the Barings Active Short Duration Bond Fund premerger, plus 3,610,490 of pro-forma eliminated expenses.
**	$13,986,469 as reported, plus $1,209,392 of the Barings U.S. High Yield Bond Fund premerger, minus $52,894 of pro-forma eliminated expenses.
***	$(82,447,286) as reported, minus $5,688,993 of the Barings Active Short Duration Bond Fund premerger.
****	$(26,948,255) as reported, minus 1,948,065 of the High Yield Fund premerger.

Because both the acquired and surviving funds continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Barings Active Short Duration Bond Fund and Barings U.S. High Yield Fund that have been included in the Short-Duration Bond Fund’s and High Yield Fund’s Statements of Operations since December 13, 2021.

Notes to Financial Statements (Unaudited) (Continued)

See Note 5, Capital Share Transactions, for the changes in shares outstanding for the Short-Duration Bond Fund and High Yield Fund during the period.

8. Line of Credit

The Trust (the “Borrower”) on behalf of the Short-Duration Bond Fund and High Yield Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $150,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.

For the period ended March 31, 2022, the Short-Duration Bond Fund and High Yield Fund did not utilize the Facility Amount.

9. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

11. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

12. Russian-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United

Notes to Financial Statements (Unaudited) (Continued)

States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Monthly Reporting

The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at http://www.massmutual.com/funds.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/fund.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program alsoincludes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with Barings for the High Yield Fund (the “Fund” and the “Amended Subadvisory Agreement”) intended to permit Barings to delegate to its advisory affiliates. The Trustees considered, among

Other Information (Unaudited) (Continued)

other things, that any such delegation by Barings would be subject to the consent of MML Advisers and the Board. At the same time, the Trustees, including the Independent Trustees, approved a sub-subadvisory agreement between Barings and BIIL (the “New Sub-Subadvisory Agreement”) for the Fund. The Trustees considered, among other things, that the New Sub-Subadvisory Agreement would not result in any changes in the fees payable by the Fund or MML Advisers and that the services provided would continue to be subject to the supervision of Barings. The Trustees concluded that the Amended Subadvisory Agreement and New Sub-Subadvisory Agreement are in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Subadvisory Agreement and New Sub-Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Subadvisory Agreement and New Sub-Subadvisory Agreement became effective on February 1, 2022.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2022 (Unaudited)

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2022:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.07%	$1,000.00	$0.35	$1,024.60	$0.35
Short-Duration Bond Fund
Class I	1,000	0.39%	941.70	1.89	1,023.00	1.97
Class R5	1,000	0.49%	941.50	2.37	1,022.50	2.47
Service Class	1,000	0.62%	940.80	3.00	1,021.80	3.13
Administrative Class	1,000	0.69%	939.80	3.34	1,021.50	3.48
Class A	1,000	0.94%	938.60	4.54	1,020.20	4.73
Class R4	1,000	0.84%	940.20	4.06	1,020.70	4.23
Class R3	1,000	1.09%	938.40	5.27	1,019.50	5.49
Class Y**	1,000	0.00%	946.80	1.15	1,014.00	1.19
Class L**	1,000	0.65%	951.30	1.16	1,014.00	1.19
Class C**	1,000	0.89%	945.60	1.15	1,014.00	1.19

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.46%	$987.00	$2.28	$1,022.60	$2.32
Class R5	1,000	0.56%	986.10	2.77	1,022.10	2.82
Service Class	1,000	0.66%	986.70	3.27	1,021.60	3.33
Administrative Class	1,000	0.76%	985.30	3.76	1,021.10	3.83
Class A	1,000	1.01%	984.10	5.00	1,019.90	5.09
Class R4	1,000	0.91%	985.00	4.50	1,020.40	4.58
Class R3	1,000	1.16%	983.10	5.74	1,019.10	5.84
Core Bond Fund
Class I	1,000	0.42%	937.20	2.03	1,022.80	2.12
Class R5	1,000	0.52%	937.20	2.51	1,022.30	2.62
Service Class	1,000	0.62%	936.50	2.99	1,021.80	3.13
Administrative Class	1,000	0.72%	936.20	3.48	1,021.30	3.63
Class A	1,000	0.97%	935.40	4.68	1,020.10	4.89
Class R4	1,000	0.87%	936.10	4.20	1,020.60	4.38
Class R3	1,000	1.12%	934.30	5.40	1,019.30	5.64
Diversified Bond Fund
Class I	1,000	0.52%	934.70	2.51	1,022.30	2.62
Class R5	1,000	0.62%	934.40	2.99	1,021.80	3.13
Service Class	1,000	0.72%	933.80	3.47	1,021.30	3.63
Administrative Class	1,000	0.82%	933.90	3.95	1,020.80	4.13
Class A	1,000	1.07%	932.50	5.16	1,019.60	5.39
Class R4	1,000	0.97%	933.00	4.67	1,020.10	4.89
Class R3	1,000	1.22%	932.90	5.88	1,018.80	6.14
High Yield Fund
Class I	1,000	0.55%	974.20	2.71	1,022.20	2.77
Class R5	1,000	0.65%	973.30	3.20	1,021.70	3.28
Service Class	1,000	0.75%	974.10	3.69	1,021.20	3.78
Administrative Class	1,000	0.85%	973.10	4.18	1,020.70	4.28
Class A	1,000	1.10%	971.50	5.41	1,019.40	5.54
Class R4	1,000	1.00%	971.80	4.92	1,019.90	5.04
Class R3	1,000	1.25%	971.00	6.14	1,018.70	6.29
Class Y**	1,000	0.00%	975.50	1.65	1,013.50	1.68
Class C**	1,000	1.56%	976.10	1.65	1,013.50	1.68
Balanced Fund
Class I	1,000	0.67%	1,019.60	3.37	1,021.60	3.38
Class R5	1,000	0.77%	1,018.60	3.88	1,021.10	3.88
Service Class	1,000	0.87%	1,018.30	4.38	1,020.60	4.38
Administrative Class	1,000	0.97%	1,017.20	4.88	1,020.10	4.89
Class A	1,000	1.22%	1,016.20	6.13	1,018.80	6.14
Class R4	1,000	1.12%	1,017.20	5.63	1,019.30	5.64
Class R3	1,000	1.37%	1,015.20	6.88	1,018.10	6.89
Disciplined Value Fund
Class I	1,000	0.72%	1,063.30	3.70	1,021.30	3.63
Class R5	1,000	0.82%	1,062.40	4.22	1,020.80	4.13
Service Class	1,000	0.92%	1,061.60	4.73	1,020.30	4.63
Administrative Class	1,000	1.02%	1,061.70	5.24	1,019.80	5.14
Class A	1,000	1.27%	1,059.80	6.52	1,018.60	6.39
Class R4	1,000	1.17%	1,060.60	6.01	1,019.10	5.89
Class R3	1,000	1.42%	1,058.90	7.29	1,017.90	7.14

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Fund
Class I	$1,000	0.74%	$1,031.50	$3.75	$1,021.20	$3.73
Class R5	1,000	0.84%	1,030.50	4.25	1,020.70	4.23
Service Class	1,000	0.94%	1,030.30	4.76	1,020.20	4.73
Administrative Class	1,000	1.04%	1,029.30	5.26	1,019.70	5.24
Class A	1,000	1.29%	1,028.30	6.52	1,018.50	6.49
Class R4	1,000	1.19%	1,029.40	6.02	1,019.00	5.99
Class R3	1,000	1.44%	1,027.50	7.28	1,017.80	7.24
Disciplined Growth Fund
Class I	1,000	0.56%	991.40	2.78	1,022.10	2.82
Class R5	1,000	0.66%	990.80	3.28	1,021.60	3.33
Service Class	1,000	0.76%	990.10	3.77	1,021.10	3.83
Administrative Class	1,000	0.86%	989.50	4.27	1,020.60	4.33
Class A	1,000	1.11%	988.90	5.50	1,019.40	5.59
Class R4	1,000	1.01%	989.50	5.01	1,019.90	5.09
Class R3	1,000	1.26%	987.80	6.24	1,018.60	6.34
Small Cap Opportunities Fund
Class I	1,000	0.65%	987.50	3.22	1,021.70	3.28
Class R5	1,000	0.75%	986.90	3.72	1,021.20	3.78
Service Class	1,000	0.84%	986.40	4.16	1,020.70	4.23
Administrative Class	1,000	0.95%	985.70	4.70	1,020.20	4.78
Class A	1,000	1.20%	984.70	5.94	1,018.90	6.04
Class R4	1,000	1.10%	985.20	5.44	1,019.40	5.54
Class R3	1,000	1.35%	983.80	6.68	1,018.20	6.79
Global Fund
Class I	1,000	0.84%	864.30	3.90	1,020.70	4.23
Class R5	1,000	0.94%	863.80	4.37	1,020.20	4.73
Service Class	1,000	1.04%	863.20	4.83	1,019.70	5.24
Administrative Class	1,000	1.14%	862.70	5.29	1,019.20	5.74
Class A	1,000	1.39%	861.80	6.45	1,018.00	6.99
Class R4	1,000	1.29%	862.40	5.99	1,018.50	6.49
Class R3	1,000	1.54%	861.20	7.15	1,017.30	7.75
International Equity Fund
Class I	1,000	1.00%	983.60	4.95	1,019.90	5.04
Class R5	1,000	1.10%	983.40	5.44	1,019.40	5.54
Service Class	1,000	1.20%	982.20	5.93	1,018.90	6.04
Administrative Class	1,000	1.30%	981.90	6.42	1,018.40	6.54
Class A	1,000	1.55%	980.60	7.65	1,017.20	7.80
Class R4	1,000	1.44%	980.90	7.11	1,017.80	7.24
Class R3	1,000	1.70%	980.00	8.39	1,016.50	8.55
Strategic Emerging Markets Fund
Class I	1,000	1.15%	807.60	5.18	1,019.20	5.79
Class R5	1,000	1.25%	807.30	5.63	1,018.70	6.29
Service Class	1,000	1.35%	806.90	6.08	1,018.20	6.79
Administrative Class	1,000	1.45%	806.50	6.53	1,017.70	7.29
Class A	1,000	1.70%	805.40	7.65	1,016.50	8.55
Class R4	1,000	1.60%	805.50	7.20	1,017.00	8.05
Class R3	1,000	1.85%	805.20	8.33	1,015.70	9.30

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

**	Commenced Operations on December 13, 2021.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

Underwriter: (MassMutual High Yield Fund and
MassMutual Short-Duration Bond Fund)
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202305-301321

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/23/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/23/2022

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/23/2022